GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 95.9%

	U.S. Government — 95.9%

8,172,458	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	8,983,213

10,403,680	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a)	11,636,679

15,043,616	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	18,236,467

6,278,187	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (a)	7,206,100

11,362,988	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (a)	13,176,331

19,549,794	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	25,388,259

16,387,920	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/30 (a)	18,043,783

14,414,704	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/30 (a)	15,956,965

	Total U.S. Government	118,627,797

	TOTAL DEBT OBLIGATIONS (COST $108,468,640)	118,627,797

	MUTUAL FUNDS — 3.6%

	United States — 3.6%

	Affiliated Issuers — 3.6%

894,700	GMO U.S. Treasury Fund	4,509,289

	TOTAL MUTUAL FUNDS (COST $4,509,289)	4,509,289

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

411,936	State Street Institutional Treasury Money Market Fund-Premier Class, 0.01% (b)	411,936

	TOTAL SHORT-TERM INVESTMENTS (COST $411,936)	411,936

	TOTAL INVESTMENTS — 99.8% (Cost $113,389,865)	123,549,022

	Other Assets and Liabilities (net) — 0.2%	211,455

	TOTAL NET ASSETS — 100.0%	$123,760,477

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2020.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 96.7%

		Albania — 1.0%

		Foreign Government Obligations

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	45,757,856

		Angola — 0.6%

		Foreign Government Obligations

	23,300,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	20,271,000

	7,300,000	Angolan Government International Bond, Reg S, 9.13%, due 11/26/49	6,259,750

		Total Angola	26,530,750

		Argentina — 2.9%

		Foreign Government Obligations

	11,490,713	Republic of Argentina, 1.00%, due 07/09/29	4,885,727

	23,333,493	Republic of Argentina, Step Up, 0.13%, due 07/09/30	9,100,062

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	938,083

	56,547,942	Republic of Argentina, Step Up, 0.13%, due 07/09/35	19,820,055

	72,008,994	Republic of Argentina, Step Up, 0.13%, due 01/09/38	28,093,064

JPY	323,575,000	Republic of Argentina, 0.67%, due 12/31/38 (c)	966,037

	141,261,240	Republic of Argentina, Step Up, 0.13%, due 07/09/41	51,281,617

	34,047,000	Republic of Argentina, Step Up, 0.13%, due 07/09/46	12,086,685

		Total Argentina	127,171,330

		Armenia — 0.5%

		Foreign Government Agency — 0.4%

	20,000,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.50%, due 01/28/25	18,200,000

		Foreign Government Obligations — 0.1%

	2,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	2,456,342

		Total Armenia	20,656,342

		Azerbaijan — 1.4%

		Foreign Government Agency — 0.9%

	11,388,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	10,704,720

	18,950,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	19,145,422

	8,300,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	9,972,450

			39,822,592

Par Value†	Description	Value ($)

	Azerbaijan — continued

	Foreign Government Obligations — 0.5%

20,300,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	22,431,500

	Total Azerbaijan	62,254,092

	Bahamas — 0.7%

	Foreign Government Obligations

14,569,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	13,813,233

6,163,000	Bahamas Government International Bond, Reg S, 6.95%, due 11/20/29	6,012,777

11,400,000	Bahamas Government International Bond, 144A, 8.95%, due 10/15/32	12,312,000

	Total Bahamas	32,138,010

	Bahrain — 1.7%

	Foreign Government Obligations

4,100,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	4,157,656

61,590,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	70,366,575

	Total Bahrain	74,524,231

	Barbados — 0.5%

	Foreign Government Obligations

14,400,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	13,896,000

7,600,000	Barbados Government International Bond, 144A, 6.50%, due 10/01/29	7,334,000

	Total Barbados	21,230,000

	Belarus — 0.5%

	Foreign Government Agency — 0.2%

8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24	8,259,885

	Foreign Government Obligations — 0.3%

12,200,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	12,226,688

	Total Belarus	20,486,573

	Belize — 0.5%

	Foreign Government Obligations

52,833,700	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	23,577,039

	Bermuda — 0.2%

	Foreign Government Obligations

7,990,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	9,675,391

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Bolivia — 0.2%

	Foreign Government Obligations

9,200,000	Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28 (d)	8,308,750

	Brazil — 2.1%

	Corporate Debt — 0.5%

22,662,254	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	24,457,530

	Foreign Government Agency — 1.1%

40,039,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	46,827,112

	Foreign Government Obligations — 0.5%

13,397,000	Republic of Brazil, 7.13%, due 01/20/37	17,880,808

4,200,000	Republic of Brazil, 4.75%, due 01/14/50	4,437,563

		22,318,371

	Total Brazil	93,603,013

	Cameroon — 0.3%

	Foreign Government Obligations

10,300,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	11,188,375

	Chile — 2.8%

	Corporate Debt — 1.3%

24,100,000	Empresa de Transporte de Pasajeros Metro SA, Reg S, 4.70%, due 05/07/50	30,245,500

20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97 (a)	27,599,754

		57,845,254

	Foreign Government Agency — 1.5%

8,800,000	Corp Nacional del Cobre de Chile, Reg S, 4.25%, due 07/17/42	10,169,500

18,700,000	Corp Nacional del Cobre de Chile, 144A, 3.70%, due 01/30/50	20,435,594

8,100,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	9,451,687

23,750,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	26,028,516

		66,085,297

	Total Chile	123,930,551

	China — 0.3%

	Corporate Debt

14,200,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	13,556,563

	Colombia — 2.0%

	Foreign Government Agency — 1.7%

45,411,000	Ecopetrol SA, 7.38%, due 09/18/43	60,992,649

3,800,000	Ecopetrol SA, 5.88%, due 05/28/45	4,504,710

Par Value†		Description	Value ($)

		Colombia — continued

		Foreign Government Agency — continued

COP	30,200,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	8,644,317

			74,141,676

		Foreign Government Obligations — 0.3%

	647,000	Colombia Government International Bond, 8.38%, due 02/15/27	802,268

	3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28 (c)	5,559,887

	4,800,000	Colombia Government International Bond, 5.63%, due 02/26/44	6,118,500

			12,480,655

		Total Colombia	86,622,331

		Congo Republic (Brazzaville) — 1.2%

		Foreign Government Obligations

	66,264,267	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	50,940,655

		Costa Rica — 1.2%

		Foreign Government Agency — 0.1%

	3,898,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	2,806,560

		Foreign Government Obligations — 1.1%

	18,200,000	Costa Rica Government International Bond, Reg S, 9.20%, due 08/26/26	18,916,616

	36,731,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	31,944,491

			50,861,107

		Total Costa Rica	53,667,667

		Czech Republic — 0.2%

		Corporate Debt

	5,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	6,600,103

		Dominican Republic — 2.7%

		Asset-Backed Securities — 0.3%

	11,231,033	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	11,606,570

		Foreign Government Obligations — 2.4%

	17,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	21,556,031

DOP	1,500,000,000	Dominican Republic International Bond, 144A, 10.38%, due 01/11/30	28,036,557

	10,500,000	Dominican Republic International Bond, 144A, 6.40%, due 06/05/49	11,628,750

	42,000,000	Dominican Republic International Bond, 144A, 5.88%, due 01/30/60	43,771,875

			104,993,213

		Total Dominican Republic	116,599,783

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Ecuador — 2.6%

	Foreign Government Obligations

1,000,000	Ecuador Government International Bond, 5.00%, due 02/28/25 (c)	891,250

9,746,892	Ecuador Government International Bond, Zero Coupon, 144A, due 07/31/30	4,313,000

30,476,250	Ecuador Government International Bond, 144A, 0.50%, due 07/31/30	19,314,323

101,887,125	Ecuador Government International Bond, 144A, 0.50%, due 07/31/35	55,528,483

36,603,750	Ecuador Government International Bond, 144A, 0.50%, due 07/31/40	18,027,347

19,875,364	Ecuador Social Bond Sarl, Zero Coupon, 144A, due 01/30/35	13,918,966

	Total Ecuador	111,993,369

	Egypt — 2.3%

	Foreign Government Obligations

26,800,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	27,654,250

33,900,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	37,173,469

21,400,000	Egypt Government International Bond, 144A, 8.88%, due 05/29/50	23,787,437

11,414,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	11,866,993

	Total Egypt	100,482,149

	El Salvador — 0.8%

	Foreign Government Obligations

17,175,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	14,990,555

22,500,000	El Salvador Government International Bond, 144A, 7.12%, due 01/20/50	18,745,312

	Total El Salvador	33,735,867

	Ethiopia — 0.2%

	Foreign Government Obligations

6,690,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	6,568,744

	Gabon — 0.3%

	Foreign Government Obligations

1,873,667	Gabonese Republic, Reg S, 6.38%, due 12/12/24	1,883,035

13,000,000	Gabonese Republic, 144A, 6.63%, due 02/06/31	12,780,625

	Total Gabon	14,663,660

	Ghana — 0.9%

	Foreign Government Agency — 0.3%

11,986,441	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	12,376,000

Par Value†	Description	Value ($)

	Ghana — continued

	Foreign Government Obligations — 0.6%

13,000,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	12,914,688

14,300,000	Republic of Ghana, 144A, 8.75%, due 03/11/61	14,031,875

		26,946,563

	Total Ghana	39,322,563

	Grenada — 0.2%

	Foreign Government Obligations

10,926,188	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	7,648,332

	Guatemala — 0.8%

	Foreign Government Obligations

11,765,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	16,750,419

14,700,000	Republic of Guatemala, 144A, 6.13%, due 06/01/50	18,742,500

	Total Guatemala	35,492,919

	Honduras — 0.1%

	Foreign Government Obligations

3,200,000	Honduras Government International Bond, 144A, 5.63%, due 06/24/30	3,593,000

	India — 1.2%

	Corporate Debt — 1.1%

29,700,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29	29,477,250

21,140,000	GMR Hyderabad International Airport Ltd, Reg S, 4.25%, due 10/27/27	19,699,838

		49,177,088

	Foreign Government Agency — 0.1%

2,500,000	Indian Railway Finance Corp., Ltd., Reg S, 3.25%, due 02/13/30	2,650,781

	Total India	51,827,869

	Indonesia — 5.3%

	Foreign Government Agency — 3.6%

14,700,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	16,353,750

3,700,000	Indonesia Asahan Aluminium Persero PT, 144A, 5.45%, due 05/15/30	4,391,438

15,000,000	Indonesia Asahan Aluminium Persero PT, 144A, 5.80%, due 05/15/50	18,487,500

18,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	24,742,250

8,100,000	Pertamina Persero PT, Reg S, 5.63%, due 05/20/43	10,140,107

9,900,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	10,543,500

8,000,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	10,627,500

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Indonesia — continued

		Foreign Government Agency — continued

	14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	19,192,187

	5,300,000	Perusahaan Penerbit SBSN Indonesia III, 144A, 3.80%, due 06/23/50	5,849,875

	41,500,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	39,204,531

			159,532,638

		Foreign Government Obligations — 1.7%

	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	61,808,653

	7,900,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/08/47	10,657,594

			72,466,247

		Total Indonesia	231,998,885

		Israel — 0.4%

		Foreign Government Agency

	12,323,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	17,836,002

		Ivory Coast — 1.0%

		Foreign Government Obligations

EUR	33,200,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	42,486,205

		Jamaica — 0.8%

		Corporate Debt — 0.1%

	6,251,000	TransJamaican Highway Ltd, Reg S, 5.75%, due 10/10/36	6,184,583

		Foreign Government Agency — 0.3%

	11,400,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	12,283,500

		Foreign Government Obligations — 0.4%

	11,375,000	Jamaica Government International Bond, 7.88%, due 07/28/45	15,356,250

		Total Jamaica	33,824,333

		Jordan — 1.4%

		Foreign Government Obligations

	53,850,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	59,790,328

		Kazakhstan — 0.9%

		Foreign Government Agency

	9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	12,760,312

	19,900,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	28,337,600

		Total Kazakhstan	41,097,912

Par Value†		Description	Value ($)

		Kenya — 0.8%

		Foreign Government Obligations

	32,600,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	36,440,687

		Kuwait — 0.4%

		Corporate Debt

	7,300,000	Equate Petrochemical BV, Reg S, 4.25%, due 11/03/26	7,952,438

	9,200,000	MEGlobal Canada ULC, 144A, 5.88%, due 05/18/30	11,189,500

		Total Kuwait	19,141,938

		Lebanon — 0.3%

		Foreign Government Obligations

	15,000,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (e)	1,875,000

	41,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (e)	4,992,600

	18,800,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (e)	2,256,000

	42,944,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (e)	5,153,280

		Total Lebanon	14,276,880

		Malaysia — 0.6%

		Foreign Government Agency

	10,700,000	1MDB Global Investments Ltd, Reg S, 4.40%, due 03/09/23	10,736,781

	11,700,000	Petronas Capital Ltd., 144A, 4.80%, due 04/21/60	17,078,344

		Total Malaysia	27,815,125

		Mexico — 6.0%

		Foreign Government Agency — 3.9%

	27,884,000	Petroleos Mexicanos, 6.35%, due 02/12/48	23,357,208

	6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	5,244,800

	131,800,000	Petroleos Mexicanos, 7.69%, due 01/23/50	121,288,950

	22,986,000	Petroleos Mexicanos, 6.95%, due 01/28/60	19,710,495

			169,601,453

		Foreign Government Obligations — 2.1%

	7,078,000	United Mexican States, 5.75%, due 10/12/2110	8,858,117

GBP	56,796,000	United Mexican States, 5.63%, due 03/19/2114	83,289,362

			92,147,479

		Total Mexico	261,748,932

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Mongolia — 0.1%

	Foreign Government Obligations

2,400,000	Mongolia Government International Bond, 144A, 5.13%, due 04/07/26	2,532,000

	Morocco — 0.4%

	Foreign Government Agency

14,500,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	18,510,156

	Mozambique — 0.2%

	Foreign Government Obligations

9,276,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	8,075,918

	Nigeria — 0.9%

	Foreign Government Obligations

7,400,000	Nigeria Government International Bond, Reg S, 8.75%, due 01/21/31	8,362,000

10,700,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	11,074,500

10,750,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	10,951,562

7,600,000	Nigeria Government International Bond, Reg S, 9.25%, due 01/21/49	8,626,000

	Total Nigeria	39,014,062

	Oman — 2.7%

	Foreign Government Obligations

28,000,000	Oman Government International Bond, 144A, 6.00%, due 08/01/29	27,728,750

10,000,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	9,109,375

86,900,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	80,246,719

	Total Oman	117,084,844

	Pakistan — 0.7%

	Foreign Government Obligations

28,762,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	29,355,216

	Panama — 1.6%

	Foreign Government Agency — 0.6%

24,379,199	Aeropuerto Internacional de Tocumen SA, Reg S, 6.00%, due 11/18/48	27,947,704

	Foreign Government Obligations — 1.0%

7,951,000	Panama Government International Bond, 8.13%, due 04/28/34	11,528,950

9,000,000	Panama Government International Bond, 4.30%, due 04/29/53	11,233,125

16,800,000	Panama Government International Bond, 4.50%, due 04/01/56	21,277,200

		44,039,275

	Total Panama	71,986,979

Par Value†		Description	Value ($)

		Papua New Guinea — 0.0%

		Foreign Government Obligations

	1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,414,000

		Peru — 1.7%

		Foreign Government Agency — 1.1%

	9,289,451	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25 (c)	8,968,036

	33,395,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	40,115,744

			49,083,780

		Foreign Government Obligations — 0.6%

	26,700,000	Peruvian Government International Bond, 3.23%, due 07/28/2121	26,299,500

		Total Peru	75,383,280

		Philippines — 1.6%

		Foreign Government Agency

	4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	8,689,125

	40,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	59,930,474

		Total Philippines	68,619,599

		Qatar — 2.2%

		Foreign Government Agency — 0.3%

	13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	14,084,526

		Foreign Government Obligations — 1.9%

	2,800,000	Qatar Government International Bond, 144A, 3.40%, due 04/16/25	3,080,875

	12,000,000	Qatar Government International Bond, 144A, 3.75%, due 04/16/30	14,055,000

	38,200,000	Qatar Government International Bond, 144A, 4.40%, due 04/16/50	50,424,000

	11,000,000	Qatar Government International Bond, Reg S, 5.10%, due 04/23/48	15,716,250

			83,276,125

		Total Qatar	97,360,651

		Romania — 0.8%

		Foreign Government Obligations

EUR	4,000,000	Romanian Government International Bond, 144A, 2.63%, due 12/02/40	4,807,187

EUR	10,900,000	Romanian Government International Bond, 144A, 3.38%, due 01/28/50	14,383,541

	16,100,000	Romanian Government International Bond, 144A, 4.00%, due 02/14/51	17,609,375

		Total Romania	36,800,103

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Russia — 2.5%

		Foreign Government Agency — 0.5%

	21,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	22,252,725

		Foreign Government Obligations — 2.0%

	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35	42,786,875

	8,800,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35	11,074,250

	4,400,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43	6,232,875

	20,800,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	28,281,500

			88,375,500

		Total Russia	110,628,225

		Saudi Arabia — 3.0%

		Corporate Debt — 1.2%

	26,550,000	ACWA Power Management And Investments One Ltd, Reg S, 5.95%, due 12/15/39	31,196,250

	21,400,000	Saudi Arabian Oil Co., 144A, 3.50%, due 11/24/70	21,532,252

			52,728,502

		Foreign Government Obligations — 1.8%

	62,300,000	Saudi Government International Bond, 144A, 4.50%, due 04/22/60	79,276,750

		Total Saudi Arabia	132,005,252

		Senegal — 0.3%

		Foreign Government Obligations

	14,000,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	15,172,500

		South Africa — 4.0%

		Foreign Government Agency — 0.7%

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	13,901,750

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	14,598,750

ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,571,347

ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,124,644

			32,196,491

		Foreign Government Obligations — 3.3%

ZAR	543,600,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	22,555,143

	13,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	13,156,281

	12,600,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	12,911,063

Par Value†		Description	Value ($)

		South Africa — continued

		Foreign Government Obligations — continued

	97,400,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	93,686,625

			142,309,112

		Total South Africa	174,505,603

		Sri Lanka — 1.4%

		Foreign Government Obligations

	9,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	5,623,100

	13,644,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	8,015,850

	34,500,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28	20,333,437

	8,800,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29	5,192,000

	35,300,000	Sri Lanka Government International Bond, 144A, 7.55%, due 03/28/30	20,654,383

		Total Sri Lanka	59,818,770

		SupraNational — 0.3%

		Foreign Government Agency

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	12,880,274

		Suriname — 0.4%

		Foreign Government Obligations

	14,000,000	Republic of Suriname, 144A, 12.88%, due 12/30/23(e)	9,108,750

	19,759,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26(e)	9,836,277

		Total Suriname	18,945,027

		Tajikistan — 0.3%

		Foreign Government Obligations

	13,874,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	11,155,563

		Trinidad And Tobago — 1.0%

		Foreign Government Agency

	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd, 144A, 8.88%, due 10/18/29	9,922,500

	4,027,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	4,201,923

	24,388,000	Trinidad Petroleum Holdings Ltd, Reg S, 9.75%, due 06/15/26	27,444,121

		Total Trinidad And Tobago	41,568,544

		Tunisia — 1.4%

		Foreign Government Agency

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30(c)	45,023,108

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Tunisia — continued

		Foreign Government Agency — continued

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	14,866,705

		Total Tunisia	59,889,813

		Turkey — 4.0%

		Foreign Government Agency — 0.5%

	10,600,000	Export Credit Bank of Turkey, Reg S, 6.13%, due 05/03/24	10,653,000

	3,300,000	TC Ziraat Bankasi AS, Reg S, 5.13%, due 09/29/23	3,240,187

	8,200,000	Turkiye Vakiflar Bankasi TAO, Reg S, 5.75%, due 01/30/23	8,169,250

			22,062,437

		Foreign Government Obligations — 3.5%

	9,500,000	Republic of Turkey, 6.88%, due 03/17/36	9,850,313

	16,544,000	Republic of Turkey, 6.75%, due 05/30/40	16,781,820

	51,802,000	Republic of Turkey, 6.00%, due 01/14/41	48,467,246

	23,600,000	Republic of Turkey, 6.63%, due 02/17/45	23,474,625

	59,013,000	Republic of Turkey, 5.75%, due 05/11/47	53,019,492

			151,593,496

		Total Turkey	173,655,933

		Ukraine — 2.8%

		Foreign Government Agency — 0.6%

EUR	3,800,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24	4,624,905

	15,500,000	NAK Naftogaz Ukraine via Kondor Finance Plc, 144A, 7.63%, due 11/08/26	15,655,000

	1,885,050	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	1,993,441

	2,001,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	2,101,050

			24,374,396

		Foreign Government Obligations — 2.2%

	8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	9,363,016

	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	7,236,915

	15,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	16,586,608

	3,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	4,284,918

	30,200,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/32	32,398,937

Par Value†	Description	Value ($)

	Ukraine — continued

	Foreign Government Obligations — continued

26,500,000	Ukraine Government International Bond, 144A, 7.25%, due 03/15/33	28,131,406

		98,001,800

	Total Ukraine	122,376,196

	United Arab Emirates — 1.7%

	Foreign Government Agency — 1.1%

3,100,000	DAE Sukuk Difc Ltd., 144A, 3.75%, due 02/15/26	3,123,250

10,000,000	DP World Plc, Reg S, 6.85%, due 07/02/37	13,212,500

14,000,000	DP World Plc, Reg S, 4.70%, due 09/30/49	15,470,000

15,100,000	Finance Department Government of Sharjah, 144A, 4.00%, due 07/28/50	15,553,000

		47,358,750

	Foreign Government Obligations — 0.6%

15,700,000	Abu Dhabi Government International Bond, 144A, 3.13%, due 09/30/49	17,034,500

9,100,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	8,659,218

		25,693,718

	Total United Arab Emirates	73,052,468

	United States — 6.3%

	Asset-Backed Securities — 0.4%

1,929,757	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.38%, due 12/15/35	1,835,188

874,972	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.38%, due 12/15/35	857,047

1,394,734	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 0.34%, due 05/15/36	1,309,105

9,216,784	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 0.30%, due 11/25/36	4,348,369

9,339,674	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 0.37%, due 11/25/36	4,465,330

4,876,405	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 0.51%, due 04/25/37	2,552,829

		15,367,868

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — 0.0%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/2169	524,147

1,417,119	AMBAC LSNI LLC, 3 mo. LIBOR + 5.00%, 6.00%, due 02/12/23	1,411,804

		1,935,951

	U.S. Government — 5.9%

75,000,000	U.S. Treasury Note, 1.75%, due 02/28/22 (f)	76,523,437

60,000,000	U.S. Treasury Note, 0.13%, due 04/30/22	60,002,344

102,000,000	U.S. Treasury Note, 0.13%, due 05/31/22	101,988,047

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.14%, due 07/31/22	20,002,563

		258,516,391

	Total United States	275,820,210

	Uruguay — 1.2%

	Foreign Government Obligations

38,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	52,406,432

	Uzbekistan — 0.5%

	Foreign Government Obligations

11,700,000	Republic of Uzbekistan Bond, Reg S, 5.38%, due 02/20/29	13,250,250

7,600,000	Republic of Uzbekistan Bond, 144A, 3.70%, due 11/25/30	7,714,000

	Total Uzbekistan	20,964,250

	Venezuela — 0.9%

	Foreign Government Agency — 0.2%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/49 (c) (e)	1,114,650

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (e)	5,632,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (e)	2,013,928

		8,760,578

	Foreign Government Obligations — 0.7%

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (e)	630,000

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (e)	1,712,520

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (e)	3,294,000

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (e)	2,137,500

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (e)	15,551,370

Par Value†		Description	Value ($)

		Venezuela — continued

		Foreign Government Obligations — continued

	68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (e)	6,183,000

			29,508,390

		Total Venezuela	38,268,968

		Vietnam — 0.7%

		Foreign Government Agency — 0.6%

	28,058,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	23,533,648

		Foreign Government Obligations — 0.1%

	6,498,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 1.13%, due 03/13/28 (c)	5,848,200

		Total Vietnam	29,381,848

		Zambia — 0.3%

		Foreign Government Obligations

	3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	1,690,875

	27,572,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	13,122,549

		Total Zambia	14,813,424

		TOTAL DEBT OBLIGATIONS (COST $4,364,480,089)	4,224,251,212

		LOAN ASSIGNMENTS — 0.4%

		Chad — 0.3%

	7,592,186	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 2.23%, due 09/30/25 (c)	3,416,484

	20,774,455	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 2.48%, due 12/31/27 (c)	9,348,505

		Total Chad	12,764,989

		Indonesia — 0.0%

EUR	197,725	Republic of Indonesia, Indonesia Paris Club Debt, 5.10%, due 06/01/21 (a)	232,155

		Kenya — 0.1%

	5,475,000	Republic of Kenya Loan Agreement, 9.17%, due 04/10/25 (a)	5,446,047

		TOTAL LOAN ASSIGNMENTS (COST $24,012,721)	18,443,191

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value† / Shares		Description	Value ($)

		LOAN PARTICIPATIONS — 0.9%

		Angola — 0.7%

	12,731,250	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.51%, due 12/13/23 (c)	11,076,187

	7,283,938	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.51%, due 12/20/23 (c)	6,337,026

	12,666,667	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	10,893,333

	819,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Reg S, 6 mo. LIBOR + 4.50%, 4.98%, due 12/07/23 (c)	712,530

		Total Angola	29,019,076

		Egypt — 0.0%

CHF	14,152	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	12,689

		Iraq — 0.2%

EUR	839,462	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (a)	631,835

JPY	2,173,530,179	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	9,160,168

JPY	283,992,408	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,197,040

JPY	120,710,790	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	506,027

		Total Iraq	11,495,070

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (e)	3

		TOTAL LOAN PARTICIPATIONS (COST $66,121,301)	40,526,838

		MUTUAL FUNDS — 1.7%

		United States — 1.7%

		Affiliated Issuers — 1.7%

	14,838,144	GMO U.S. Treasury Fund	74,784,247

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,784,247

Par Value† / Shares		Description	Value ($)

		RIGHTS/WARRANTS — 0.4%

		Argentina — 0.0%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (g)	799,424

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (c) (g)	36,163

		Total Argentina	835,587

		Ukraine — 0.4%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40 (g)	14,310,569

		Uruguay — 0.0%

	4,000,000	Banco Central Del Uruguay Value Recovery Rights, Variable Rate, Expires 01/02/21 (a) (g)	—

		TOTAL RIGHTS/WARRANTS (COST $49,378,720)	15,146,156

		SHORT-TERM INVESTMENTS — 0.2%

		Money Market Funds — 0.2%

	8,350,363	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (h)	8,350,363

		TOTAL SHORT-TERM INVESTMENTS (COST $8,350,363)	8,350,363

		TOTAL INVESTMENTS — 100.3% (Cost $4,586,639,624)	4,381,502,007

		Other Assets and Liabilities (net) — (0.3%)	(13,915,614)

		TOTAL NET ASSETS — 100.0%	$4,367,586,393

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/19/2021	MSCI	COP	30,200,000,000	USD	8,280,779	(99,902)
01/19/2021	BOA	EUR	49,161,600	USD	57,640,747	(1,088,873)
01/19/2021	MSCI	GBP	49,311,000	USD	63,748,028	(2,036,479)
01/19/2021	SSB	GBP	12,000,000	USD	15,644,954	(363,930)
01/19/2021	MSCI	JPY	8,000,000,000	USD	76,135,521	(570,336)

						$(4,159,520)

Reverse Repurchase Agreements(i)

Face Value		Description	Value ($)

USD	8,599,044	JP Morgan Securities, Inc., (0.50)%, dated 11/18/20 (collateral: Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	$(8,599,044)

		Average balance outstanding	$(8,719,100)

		Average interest rate (net)	0.46%

		Maximum balance outstanding	$(10,300,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(730,000)	28,747

Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (a)	(947,472)	(194,255)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(69,684)	80,085

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	(1,055,749)	342,057

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	(3,603,111)	187,681

					$(6,406,016)	$444,315

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	140,060,000	1.00%	0.95%	N/A	06/20/2024	Quarterly	$4,376,875	$(75,072)	$(4,451,947)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	7.08%	N/A	12/20/2020	Quarterly	7,730,397	208,064	(7,522,333)
Republic of South Africa	CITI	USD	26,200,000	1.00%	1.23%	N/A	12/20/2022	Quarterly	659,930	123,499	(536,431)
Republic of South Africa	GS	USD	9,700,000	1.00%	1.23%	N/A	12/20/2022	Quarterly	152,652	45,723	(106,929)
Petrobras Global Finance BV	CITI	USD	37,000,000	1.00%	1.55%	N/A	06/20/2024	Quarterly	1,923,458	708,277	(1,215,181)
Commonwealth of Bahamas	DB	EUR	44,558,436	1.00%	5.95%	N/A	06/20/2025	Quarterly	6,171,081	5,800,961	(370,120)
Republic of South Africa	GS	USD	41,800,000	1.00%	2.29%	N/A	12/20/2025	Quarterly	4,006,975	2,579,274	(1,427,701)
Republic of Turkey	CITI	USD	15,000,000	1.00%	3.83%	N/A	12/20/2025	Quarterly	2,748,570	1,923,352	(825,218)
Republic of Turkey	GS	USD	12,000,000	1.00%	3.83%	N/A	12/20/2025	Quarterly	2,223,997	1,538,682	(685,315)
Republic of Turkey	GS	USD	5,000,000	1.00%	3.83%	N/A	12/20/2025	Quarterly	947,400	641,117	(306,283)
United States of Mexico	GS	USD	20,000,000	1.00%	1.39%	N/A	06/20/2029	Quarterly	1,589,641	633,225	(956,416)
United States of Mexico	GS	USD	20,000,000	1.00%	1.55%	N/A	09/20/2031	Quarterly	2,640,655	1,066,765	(1,573,890)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	7.07%	61,270,000 USD	12/20/2020	Quarterly	(7,515,364)	(206,219)	7,309,145
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	6.16%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(415,337)	226,126
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	6.16%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(830,794)	433,121
Commonwealth of Bahamas	DB	USD	59,796,571	1.00%	5.94%	59,796,571 USD	06/20/2025	Quarterly	(6,983,424)	(6,421,255)	562,169
Republic of Malaysia	CITI	USD	17,200,000	1.00%	0.62%	17,200,000 USD	12/20/2028	Quarterly	(845,599)	514,482	1,360,081

									$13,544,991	$7,909,816	$(5,635,175)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.53%	6 Month EURIBOR	EUR	30,000,000	01/24/2050	Semi-Annual	(29,167)	(5,706,889)	(5,677,722)
0.18%	GBP - SONIA - COMPOUND	GBP	6,410,000	04/22/2050	Annually	7,914	535,304	527,390

						$(21,253)	$(5,171,585)	$(5,150,332)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs.

(d)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(e)	Security is in default.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(g)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(h)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(i)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CJSC - Closed Joint-Stock Company

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

CHF - Swiss Franc

COP - Colombian Peso

DOP - Dominican Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 33.6%

	Corporate Debt — 33.5%

	Australia — 0.1%

180,000	North Queensland Export Terminal Pty Ltd., 144A, 4.45%, due 12/15/22	170,222

	Canada — 2.3%

625,000	Cenovus Energy, Inc., 5.38%, due 07/15/25	689,230

1,000,000	Cenovus Energy, Inc., 5.25%, due 06/15/37	1,046,544

1,125,000	Methanex Corp., 5.25%, due 12/15/29	1,178,578

125,000	Mountain Province Diamonds, Inc., 144A, 8.00%, due 12/15/22	106,406

500,000	Quebecor Media, Inc., 5.75%, due 01/15/23	540,500

375,000	Taseko Mines Ltd., 144A, 8.75%, due 06/15/22	370,313

	Total Canada	3,931,571

	Germany — 0.6%

1,000,000	ZF North America Capital, Inc., 144A, 4.75%, due 04/29/25	1,057,500

	Luxembourg — 1.0%

500,000	ArcelorMittal SA, 3.60%, due 07/16/24	531,945

875,000	ArcelorMittal SA, 7.25%, due 10/15/39	1,160,486

	Total Luxembourg	1,692,431

	New Zealand — 0.4%

750,000	Trilogy International Partners LLC / Trilogy International Finance, Inc., 144A, 8.88%, due 05/01/22	708,750

	Sweden — 0.2%

375,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	389,531

	United Kingdom — 1.1%

500,000	Avon Products, Inc., 7.00%, due 03/15/23	541,105

44,000	Global Ship Lease, Inc., 144A, 9.88%, due 11/15/22	44,990

190,000	Jaguar Land Rover Automotive Plc, 144A, 5.63%, due 02/01/23	188,006

1,125,000	Rolls-Royce Plc, 144A, 3.63%, due 10/14/25	1,103,906

	Total United Kingdom	1,878,007

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — 27.8%

125,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 3.50%, due 02/15/23	128,188

375,000	Ally Financial, Inc., 5.75%, due 11/20/25	437,914

1,000,000	Antero Resources Corp., 5.13%, due 12/01/22	950,000

1,125,000	Apache Corp., 5.35%, due 07/01/49	1,091,250

625,000	Arconic Corp., 144A, 6.00%, due 05/15/25	673,437

500,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 10.50%, due 05/15/25	583,665

375,000	Buckeye Partners LP, 4.35%, due 10/15/24	376,875

625,000	Carnival Corp., 144A, 11.50%, due 04/01/23	711,719

750,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 5.38%, due 06/01/29	819,375

625,000	CHS/Community Health Systems, Inc., 6.25%, due 03/31/23	638,281

875,000	Cinemark USA, Inc., 5.13%, due 12/15/22	849,297

375,000	Cleaver-Brooks, Inc., 144A, 7.88%, due 03/01/23	371,250

250,000	Cleveland-Cliffs, Inc., 144A, 9.88%, due 10/17/25	291,563

1,375,000	Continental Resources, Inc., 3.80%, due 06/01/24	1,390,826

366,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, due 04/01/23	367,658

875,000	CSC Holdings LLC, 6.75%, due 11/15/21	915,333

250,000	CSC Holdings LLC, 5.88%, due 09/15/22	265,938

1,125,000	Delta Air Lines, Inc., 4.38%, due 04/19/28	1,102,060

625,000	DISH DBS Corp., 5.88%, due 07/15/22	656,425

125,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A, 10.50%, due 02/15/23	120,000

1,375,000	EQM Midstream Partners LP, 4.75%, due 07/15/23	1,402,500

875,000	Fluor Corp., 3.50%, due 12/15/24	855,312

1,250,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,293,750

480,000	Ford Motor Credit Co. LLC, 4.39%, due 01/08/26	499,200

2,627,000	Ford Motor Credit Co. LLC, 3.82%, due 11/02/27	2,646,151

500,000	Gap, Inc. (The), 144A, 8.38%, due 05/15/23	566,250

500,000	Gap, Inc. (The), 144A, 8.88%, due 05/15/27	580,000

375,000	Genworth Holdings, Inc., 7.20%, due 02/15/21	374,531

625,000	Genworth Mortgage Holdings, Inc., 144A, 6.50%, due 08/15/25	665,625

181,000	HC2 Holdings, Inc., 144A, 11.50%, due 12/01/21	177,380

250,000	Hillman Group, Inc. (The), 144A, 6.38%, due 07/15/22	248,113

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

250,000	iStar, Inc., REIT, 5.50%, due 02/15/26	250,625

500,000	KB Home, 4.80%, due 11/15/29	550,000

470,000	Kraft Heinz Foods Co., 3.95%, due 07/15/25	518,401

625,000	Kraft Heinz Foods Co., 144A, 3.88%, due 05/15/27	676,204

500,000	Kraft Heinz Foods Co., 6.75%, due 03/15/32	667,781

625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, REIT, 4.25%, due 02/01/27	577,344

696,000	Macy’s Retail Holdings LLC, 3.88%, due 01/15/22	686,865

898,000	Macy’s Retail Holdings LLC, 2.88%, due 02/15/23	835,140

1,039,000	Michael Kors USA, Inc., 144A, 4.50%, due 11/01/24	1,049,390

375,000	Netflix, Inc., 4.38%, due 11/15/26	415,781

625,000	Newell Brands, Inc., 4.70%, due 04/01/26	673,325

1,075,000	Nordstrom, Inc., 4.00%, due 03/15/27	1,044,700

500,000	Nuance Communications, Inc., 5.63%, due 12/15/26	528,305

500,000	Occidental Petroleum Corp., 2.90%, due 08/15/24	466,250

500,000	Occidental Petroleum Corp., 4.30%, due 08/15/39	412,500

2,375,000	Occidental Petroleum Corp., 4.40%, due 08/15/49	1,929,687

375,000	OneMain Finance Corp., 6.63%, due 01/15/28	430,312

250,000	OneMain Finance Corp., 7.75%, due 10/01/21	261,875

375,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.75%, due 04/15/26	406,875

1,125,000	QVC, Inc., 5.45%, due 08/15/34	1,130,625

625,000	RHP Hotel Properties LP / RHP Finance Corp., REIT, 5.00%, due 04/15/23	621,875

375,000	Rockies Express Pipeline LLC, 144A, 3.60%, due 05/15/25	384,375

625,000	Royal Caribbean Cruises Ltd., 144A, 10.88%, due 06/01/23	707,031

250,000	Royal Caribbean Cruises Ltd., 144A, 11.50%, due 06/01/25	293,594

525,000	RR Donnelley & Sons Co., 8.25%, due 07/01/27	551,250

625,000	Sealed Air Corp., 144A, 5.25%, due 04/01/23	664,656

500,000	Service Properties Trust, REIT, 4.50%, due 03/15/25	475,000

1,125,000	Service Properties Trust, REIT, 4.38%, due 02/15/30	1,055,250

625,000	Southwestern Energy Co., 6.45%, due 01/23/25	639,062

Par Value† / Shares		Description	Value ($)

		Corporate Debt — continued

		United States — continued

	1,000,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	1,027,700

	250,000	Sprint Communications, Inc., 11.50%, due 11/15/21	272,813

	750,000	Sprint Corp., 7.88%, due 09/15/23	864,375

	625,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, due 01/15/28	651,562

	375,000	Toll Brothers Finance Corp., 5.88%, due 02/15/22	389,880

	250,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, REIT, 6.00%, due 04/15/23	255,313

	625,000	Urban One, Inc., 144A, 8.75%, due 12/15/22	604,687

	250,000	Vericast Corp., 144A, 8.38%, due 08/15/22	255,313

	375,000	Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, due 02/01/23	377,813

	375,000	Western Midstream Operating LP, 4.00%, due 07/01/22	381,563

	500,000	Western Midstream Operating LP, 5.05%, due 02/01/30	534,022

	1,125,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 4.25%, due 05/30/23	1,130,625

		Total Corporate Debt	47,699,610

		U.S. Government — 0.1%

	150,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.24%, due 01/31/22 (a)	150,186

		Total United States	47,849,796

		TOTAL DEBT OBLIGATIONS (COST $54,173,622)	57,677,808

		INVESTMENT FUNDS — 50.4%

		United States — 50.4%

	1,003,674	iShares iBoxx $ High Yield Corporate Bond ETF	86,637,140

		TOTAL INVESTMENT FUNDS (COST $84,041,230)	86,637,140

		SHORT-TERM INVESTMENTS — 14.2%

		Foreign Government Obligations — 8.4%

JPY	1,500,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/12/21	14,369,577

		Money Market Funds — 0.2%

	406,249	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	406,249

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	U.S. Government — 5.6%

1,000,000	U.S. Treasury Bill, 0.72%, due 01/14/21 (a)(c)	999,911

8,700,000	U.S. Treasury Bill, 0.01%, due 11/04/21 (c)	8,691,015

	Total U.S. Government	9,690,926

	TOTAL SHORT-TERM INVESTMENTS (COST $24,331,500)	24,466,752

	TOTAL INVESTMENTS — 98.2% (Cost $162,546,352)	168,781,700

	Other Assets and Liabilities (net) — 1.8%	3,099,857

	TOTAL NET ASSETS — 100.0%	$171,881,557

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/12/2021	DB	JPY	1,500,000,000	USD	14,275,925	$(105,147)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
26	U.S. Treasury Note 2 Yr. (CBT)	March 2021	5,742,141	2,228
48	U.S. Treasury Note 5 Yr. (CBT)	March 2021	6,049,500	7,454

			$11,791,641	$9,682

Sales
7	U.S. Long Bond (CBT)	March 2021	1,224,344	(381)
13	U.S. Treasury Note 10 Yr. (CBT)	March 2021	1,796,234	(4,278)
11	U.S. Ultra Bond (CBT)	March 2021	2,376,344	7,974

			$5,396,922	$3,315

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(743,429)

Average interest rate (net)	(0.21)%

Maximum balance outstanding	$(898,268)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection ^:
CDX.NA.HYS.35.V1-5Y	USD	23,712,000	5.00%	3.00%	23,712,000 USD	12/20/2025	Quarterly	$851,660	$2,133,203	$1,281,543

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(c)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

DB - Deutsche Bank AG

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 57.3%

	Brazil — 0.1%

	Corporate Debt

150,000	Suzano Austria GmbH, 3.75%, due 01/15/31	158,100

	Canada — 0.3%

	Corporate Debt

450,000	Bank of Nova Scotia (The), 0.55%, due 09/15/23	451,951

350,000	Teck Resources Ltd, 6.25%, due 07/15/41	435,149

	Total Canada	887,100

	Chile — 0.1%

	Corporate Debt

400,000	Enel Americas SA, 4.00%, due 10/25/26	441,250

	Germany — 0.9%

	Corporate Debt

450,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	482,443

1,250,000	Deutsche Bank AG, 3.95%, due 02/27/23	1,326,948

400,000	Deutsche Bank AG, Variable Rate, 3.96%, due 11/26/25	433,656

400,000	Deutsche Bank AG, 4.25%, due 10/14/21	410,441

	Total Germany	2,653,488

	Japan — 0.1%

	Corporate Debt

400,000	Sumitomo Mitsui Financial Group Inc, 2.85%, due 01/11/22	410,990

	Switzerland — 0.4%

	Corporate Debt

400,000	Credit Suisse Group AG, 3.75%, due 03/26/25	443,948

300,000	Credit Suisse Group AG, 4.88%, due 05/15/45	417,262

400,000	Credit Suisse Group Funding Guernsey Ltd, 3.80%, due 09/15/22	423,173

	Total Switzerland	1,284,383

	United Kingdom — 0.3%

	Corporate Debt

400,000	AstraZeneca Plc, 2.38%, due 06/12/22	411,518

400,000	AstraZeneca Plc, 3.13%, due 06/12/27	450,291

	Total United Kingdom	861,809

Par Value†	Description	Value ($)

	United States — 55.1%

	Asset-Backed Securities — 20.8%

1,250,000	BAMLL Commercial Mortgage Securities Trust, Series 12-PARK, Class A, 144A, 2.96%, due 12/10/30	1,305,870

5,100,000	CGRBS Commercial Mortgage Trust, Series 13-VN05, Class C, 144A, Variable Rate, 3.70%, due 03/13/35	5,383,303

31,520,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	33,404,877

2,210,000	Commercial Mortgage Trust, Series 13-WWP, Class B, 144A, 3.73%, due 03/10/31	2,355,424

6,461,000	Commercial Mortgage Trust, Series 13-WWP, Class C, 144A, 3.54%, due 03/10/31	6,862,796

6,310,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	6,746,905

1,000,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class A, 144A, 3.35%, due 07/13/29	1,009,832

490,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class B, 144A, Variable Rate, 3.56%, due 07/13/29	495,021

250,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class E, 144A, Variable Rate, 3.56%, due 07/13/29	252,562

300,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class F, 144A, Variable Rate, 3.56%, due 07/13/29	303,074

375,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	379,811

100,000	Morgan Stanley Capital I Trust, Series 14-MP, Class C, 144A, Variable Rate, 3.82%, due 08/11/33	101,387

5,000,000	Morgan Stanley Capital I Trust, Series 14-MP, Class E, 144A, Variable Rate, 3.82%, due 08/11/33	5,069,351

	Total Asset-Backed Securities	63,670,213

	Corporate Debt — 16.1%

400,000	Abbott Laboratories, 2.55%, due 03/15/22	411,765

400,000	Abbott Laboratories, 2.95%, due 03/15/25	438,534

350,000	Abbott Laboratories, 3.75%, due 11/30/26	408,411

400,000	Ally Financial, Inc., 4.13%, due 02/13/22	416,730

400,000	Ally Financial, Inc., 5.13%, due 09/30/24	458,755

450,000	Alphabet, Inc., 0.45%, due 08/15/25	449,475

450,000	Alphabet, Inc., 0.80%, due 08/15/27	447,870

450,000	Amazon.com, Inc., 0.40%, due 06/03/23	451,295

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

450,000	Amazon.com, Inc., 0.80%, due 06/03/25	456,143

400,000	Amazon.com, Inc., 3.30%, due 12/05/21	410,204

300,000	Amgen, Inc., 5.15%, due 11/15/41	416,637

450,000	Apple, Inc., 0.75%, due 05/11/23	455,357

400,000	Apple, Inc., 2.15%, due 02/09/22	409,099

400,000	Apple, Inc., 2.50%, due 02/09/22	410,011

100,000	Apple, Inc., 4.65%, due 02/23/46	143,871

400,000	Arrow Electronics, Inc., 3.88%, due 01/12/28	451,371

400,000	Bank of America Corp., Variable Rate, 2.83%, due 10/24/51	419,699

300,000	Bank of America Corp., Variable Rate, 4.33%, due 03/15/50	395,812

350,000	Boeing Co. (The), 5.04%, due 05/01/27	400,891

200,000	Boeing Co. (The), 5.71%, due 05/01/40	252,464

350,000	Bunge Ltd. Finance Corp., 3.25%, due 08/15/26	384,122

400,000	Bunge Ltd. Finance Corp., 3.75%, due 09/25/27	445,616

400,000	Bunge Ltd. Finance Corp., 4.35%, due 03/15/24	441,221

450,000	Caterpillar Financial Services Corp., 0.45%, due 09/14/23	450,955

400,000	Caterpillar Financial Services Corp., 1.90%, due 09/06/22	411,270

400,000	Caterpillar, Inc., 3.25%, due 09/19/49	473,921

300,000	Caterpillar, Inc., 4.75%, due 05/15/64	452,054

400,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	463,898

350,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	401,014

350,000	Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24	403,588

400,000	Coca-Cola Co. (The), 2.95%, due 03/25/25	439,919

350,000	Conagra Brands, Inc., 5.30%, due 11/01/38	469,171

350,000	Corning, Inc., 5.45%, due 11/15/79	486,389

400,000	Crown Castle International Corp., REIT, 5.25%, due 01/15/23	438,823

350,000	Deere & Co., 3.75%, due 04/15/50	456,854

400,000	DH Europe Finance II Sarl, 2.60%, due 11/15/29	440,760

400,000	DH Europe Finance II Sarl, 3.25%, due 11/15/39	461,084

400,000	DH Europe Finance II Sarl, 3.40%, due 11/15/49	476,423

200,000	Discover Bank, 2.45%, due 09/12/24	211,367

450,000	DuPont de Nemours, Inc., 2.17%, due 05/01/23	457,383

350,000	DuPont de Nemours, Inc., 5.32%, due 11/15/38	477,088

300,000	DuPont de Nemours, Inc., 5.42%, due 11/15/48	432,214

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

450,000	Enable Midstream Partners LP, 4.40%, due 03/15/27	435,785

450,000	Enable Midstream Partners LP, 4.95%, due 05/15/28	443,116

450,000	Equinix, Inc., REIT, 1.00%, due 09/15/25	450,685

400,000	Estee Lauder Cos, Inc. (The), 2.60%, due 04/15/30	443,739

450,000	Expedia Group, Inc., 3.25%, due 02/15/30	456,072

450,000	Expedia Group, Inc., 3.80%, due 02/15/28	472,169

400,000	Expedia Group, Inc., 5.00%, due 02/15/26	436,743

400,000	FedEx Corp., 4.10%, due 04/15/43	473,253

350,000	FedEx Corp., 5.10%, due 01/15/44	471,902

300,000	FedEx Corp., 5.25%, due 05/15/50	427,281

350,000	Fortive Corp., 4.30%, due 06/15/46	423,439

400,000	GLP Capital LP / GLP Financing II, Inc., REIT, 4.00%, due 01/15/31	432,440

250,000	Halliburton Co., 2.92%, due 03/01/30	255,959

400,000	Halliburton Co., 4.85%, due 11/15/35	453,996

300,000	Halliburton Co., 5.00%, due 11/15/45	337,934

400,000	Home Depot, Inc. (The), 2.50%, due 04/15/27	437,000

300,000	Home Depot, Inc. (The), 5.40%, due 09/15/40	441,362

350,000	International Paper Co., 4.80%, due 06/15/44	462,592

400,000	John Deere Capital Corp., 2.65%, due 01/06/22	410,322

400,000	John Deere Capital Corp., 3.20%, due 01/10/22	412,843

350,000	Johnson & Johnson, 3.63%, due 03/03/37	430,679

350,000	JPMorgan Chase & Co., Variable Rate, 3.11%, due 04/22/51	391,529

400,000	Linde Inc., 2.45%, due 02/15/22	408,042

400,000	Marathon Petroleum Corp., 4.75%, due 09/15/44	446,212

350,000	Marathon Petroleum Corp., 6.50%, due 03/01/41	444,456

450,000	Marriott International Inc/MD, 3.50%, due 10/15/32	488,849

400,000	Marriott International Inc/MD, 4.63%, due 06/15/30	461,843

400,000	Marriott International Inc/MD, 5.75%, due 05/01/25	463,678

300,000	Morgan Stanley, Variable Rate, 5.60%, due 03/24/51	484,232

300,000	Morgan Stanley, 6.38%, due 07/24/42	491,378

350,000	Mosaic Co. (The), 5.45%, due 11/15/33	432,260

350,000	Mosaic Co. (The), 5.63%, due 11/15/43	440,612

400,000	MPLX LP, 5.25%, due 01/15/25	410,987

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

400,000	NextEra Energy Capital Holdings, Inc., Variable Rate, 4.80%, due 12/01/77	439,531

350,000	NextEra Energy Capital Holdings, Inc., Variable Rate, 5.65%, due 05/01/79	410,640

350,000	NIKE, Inc., 3.38%, due 03/27/50	422,339

350,000	ONEOK, Inc., 6.35%, due 01/15/31	433,877

350,000	PacifiCorp, 4.15%, due 02/15/50	457,068

400,000	Procter & Gamble Co. (The), 1.70%, due 11/03/21	405,518

400,000	Procter & Gamble Co. (The), 2.30%, due 02/06/22	409,843

400,000	Procter & Gamble Co. (The), 3.10%, due 08/15/23	430,493

400,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	462,999

400,000	Sherwin-Williams Co. (The), 3.80%, due 08/15/49	482,390

350,000	Sherwin-Williams Co. (The), 4.50%, due 06/01/47	465,115

400,000	Starbucks Corp., 3.50%, due 11/15/50	458,145

350,000	Starbucks Corp., 4.45%, due 08/15/49	454,334

150,000	Synchrony Bank, 3.00%, due 06/15/22	155,014

400,000	Synchrony Financial, 2.85%, due 07/25/22	413,175

400,000	Synchrony Financial, 4.38%, due 03/19/24	439,556

350,000	Synchrony Financial, 5.15%, due 03/19/29	418,951

350,000	Sysco Corp., 5.95%, due 04/01/30	462,127

300,000	Sysco Corp., 6.60%, due 04/01/40	442,726

300,000	Sysco Corp., 6.60%, due 04/01/50	465,221

400,000	Thermo Fisher Scientific, Inc., 4.13%, due 03/25/25	454,729

400,000	Thermo Fisher Scientific, Inc., 4.15%, due 02/01/24	441,731

350,000	Thermo Fisher Scientific, Inc., 4.50%, due 03/25/30	438,935

350,000	Union Pacific Corp., 4.10%, due 09/15/67	437,119

350,000	Union Pacific Corp., 4.38%, due 11/15/65	457,036

400,000	United Parcel Service, Inc., 2.35%, due 05/16/22	410,369

400,000	United Parcel Service, Inc., 3.90%, due 04/01/25	451,752

300,000	United Parcel Service, Inc., 5.20%, due 04/01/40	429,268

400,000	Verizon Communications, Inc., 3.38%, due 02/15/25	444,208

350,000	Verizon Communications, Inc., 3.88%, due 02/08/29	411,854

350,000	Verizon Communications, Inc., 4.33%, due 09/21/28	424,591

400,000	VMware, Inc., 4.50%, due 05/15/25	454,359

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

350,000	VMware, Inc., 4.65%, due 05/15/27	409,125

350,000	VMware, Inc., 4.70%, due 05/15/30	426,757

400,000	Walt Disney Co. (The), 1.75%, due 01/13/26	416,091

400,000	Walt Disney Co. (The), 2.20%, due 01/13/28	424,748

400,000	Walt Disney Co. (The), 2.65%, due 01/13/31	435,224

400,000	Williams Cos, Inc. (The), 5.10%, due 09/15/45	480,577

400,000	Williams Cos, Inc. (The), 5.40%, due 03/04/44	480,700

350,000	Williams Cos, Inc. (The), 5.75%, due 06/24/44	439,855

		49,351,007

	U.S. Government — 2.2%

4,750,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	6,578,379

	U.S. Government Agency — 16.0%

15,300,000	Federal National Mortgage Association, TBA, 3.50%, due 12/14/50	16,139,707

6,500,000	Federal National Mortgage Association, TBA, 2.50%, due 12/16/35	6,758,984

16,600,000	Federal National Mortgage Association, TBA, 3.00%, due 12/14/50	17,341,488

7,300,000	Federal National Mortgage Association, TBA, 4.00%, due 12/14/50	7,787,760

900,000	Government National Mortgage Association, TBA, 3.50%, due 12/21/50	950,274

		48,978,213

	Total United States	168,577,812

	TOTAL DEBT OBLIGATIONS (COST $170,538,976)	175,274,932

	INVESTMENT FUNDS — 3.4%

	United States — 3.4%

74,912	iShares iBoxx $ Investment Grade Corporate Bond ETF	10,373,814

	TOTAL INVESTMENT FUNDS (COST $9,075,896)	10,373,814

	MUTUAL FUNDS — 27.7%

	United States — 27.7%

	Affiliated Issuers

627,123	GMO Emerging Country Debt Fund, Class IV	17,214,514

2,523,430	GMO Opportunistic Income Fund, Class VI	66,012,920

312,590	GMO U.S. Treasury Fund	1,575,452

	TOTAL MUTUAL FUNDS (COST $86,489,092)	84,802,886

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†		Description	Value ($)
		SHORT-TERM INVESTMENTS — 25.4%

		Foreign Government Obligations — 24.2%

JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 01/06/21	31,612,560

JPY	4,444,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/14/20	42,568,715

		Total Foreign Government Obligations	74,181,275

Shares	Description	Value ($)

	Money Market Funds — 1.2%

3,565,840	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	3,565,840

	TOTAL SHORT-TERM INVESTMENTS (COST $76,948,709)	77,747,115

	TOTAL INVESTMENTS — 113.8% (Cost $343,052,673)	348,198,747

	Other Assets and Liabilities (net) — (13.8%)	(42,111,804)

	TOTAL NET ASSETS — 100.0%	$306,086,943

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/08/2021	BCLY	AUD	30,421,000	USD	21,916,110	(428,528)
02/08/2021	DB	AUD	520,000	USD	371,219	(10,728)
02/02/2021	CITI	BRL	2,661,043	USD	490,000	(6,148)
01/13/2021	BOA	CHF	1,022,103	USD	1,120,000	(6,627)
01/13/2021	JPM	CHF	4,090,809	USD	4,510,000	850
01/13/2021	MSCI	CHF	15,226,182	USD	16,608,870	(174,393)
12/02/2020	MSCI	CLP	447,115,000	USD	582,720	(4,123)
02/03/2021	MSCI	COP	8,001,071,500	USD	2,089,053	(129,889)
02/16/2021	CITI	CZK	19,986,000	USD	892,631	(16,439)
01/27/2021	BOA	EUR	1,920,000	USD	2,273,800	(20,291)
01/13/2021	MSCI	GBP	2,370,000	USD	3,132,323	(29,333)
01/13/2021	MSCI	HUF	665,626,307	USD	2,184,082	(29,280)
02/16/2021	CITI	IDR	3,979,472,000	USD	280,000	812
02/16/2021	JPM	IDR	5,971,410,000	USD	410,000	(8,936)
01/29/2021	BOA	ILS	1,435,832	USD	430,000	(4,240)
01/22/2021	BCLY	INR	26,829,000	USD	360,000	(536)
01/22/2021	JPM	INR	23,329,980	USD	310,000	(3,515)
12/14/2020	CITI	JPY	1,900,000,000	USD	18,153,729	(49,503)
12/14/2020	SSB	JPY	2,750,000,000	USD	25,934,591	(412,193)
01/06/2021	MSCI	JPY	3,300,000,000	USD	31,336,618	(299,333)
02/09/2021	BOA	JPY	110,252,826	USD	1,060,000	2,596
02/09/2021	JPM	JPY	119,377,326	USD	1,150,000	5,086
01/20/2021	JPM	NOK	30,858,715	USD	3,350,515	(119,197)
02/05/2021	BCLY	NZD	760,000	USD	507,428	(25,530)
02/05/2021	JPM	NZD	6,810,000	USD	4,629,684	(145,895)
02/05/2021	MSCI	NZD	16,520,000	USD	10,995,795	(589,018)
02/02/2021	MSCI	PEN	2,440,620	USD	674,288	(2,609)
12/03/2020	JPM	PHP	7,263,750	USD	150,000	(1,045)
12/03/2020	MSCI	PHP	19,059,830	USD	393,717	(2,620)
01/25/2021	JPM	PHP	26,323,580	USD	545,002	(834)
02/16/2021	DB	PLN	1,685,679	USD	450,000	653
02/26/2021	BOA	RON	655,962	USD	159,177	(613)
02/16/2021	BCLY	RUB	66,255,861	USD	850,000	(11,505)
02/16/2021	MSCI	RUB	18,694,608	USD	240,000	(3,080)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/05/2021	BCLY	SEK	16,486,224	USD	1,900,000	(24,687)
02/05/2021	JPM	SEK	32,605,774	USD	3,780,000	(26,567)
01/15/2021	BCLY	SGD	334,453	USD	250,000	617
12/07/2020	BCLY	TWD	10,249,920	USD	360,000	912
12/07/2020	CITI	TWD	6,568,616	USD	230,000	(120)
12/07/2020	JPM	TWD	7,671,780	USD	270,000	1,232
12/07/2020	MSCI	TWD	11,953,664	USD	418,692	(84)
02/08/2021	BOA	USD	1,086,732	AUD	1,520,000	29,729
02/02/2021	JPM	USD	772,008	BRL	4,433,410	54,596
02/03/2021	JPM	USD	11,361,219	CAD	15,108,433	276,645
02/03/2021	MSCI	USD	11,363,740	CAD	15,108,433	274,124
12/02/2020	MSCI	USD	1,264,206	CLP	968,330,000	6,735
02/26/2021	MSCI	USD	1,252,529	CLP	968,330,000	20,772
02/03/2021	MSCI	USD	680,000	COP	2,470,040,000	5,018
02/16/2021	BOA	USD	330,000	CZK	7,344,708	4,076
02/16/2021	CITI	USD	180,000	CZK	3,990,942	1,529
02/16/2021	DB	USD	290,000	CZK	6,338,417	(1,695)
01/27/2021	DB	USD	14,333,929	EUR	12,069,000	86,584
01/27/2021	JPM	USD	7,290,687	EUR	6,130,000	33,677
01/13/2021	MSCI	USD	6,081,241	GBP	4,701,000	190,045
01/13/2021	BOA	USD	380,000	HUF	115,173,858	2,980
02/16/2021	JPM	USD	1,069,416	IDR	15,910,771,000	46,836
01/29/2021	MSCI	USD	1,196,220	ILS	4,053,751	29,759
01/22/2021	JPM	USD	224,364	INR	16,646,720	(661)
12/14/2020	BOA	USD	1,977,685	JPY	206,000,000	(4,071)
02/09/2021	BOA	USD	3,060,000	JPY	320,535,171	14,163
02/09/2021	MSCI	USD	14,009,989	JPY	1,452,100,352	(83,303)
02/19/2021	MSCI	USD	1,829,558	KRW	2,023,930,420	(4,589)
01/21/2021	BOA	USD	420,000	MXN	8,786,941	12,497
01/21/2021	CITI	USD	320,000	MXN	6,823,206	15,842
01/21/2021	GS	USD	400,000	MXN	8,568,955	21,768
01/21/2021	MSCI	USD	728,069	MXN	15,518,237	35,746
01/20/2021	JPM	USD	3,010,000	NOK	27,738,751	108,907
02/05/2021	JPM	USD	5,470,649	NZD	8,140,000	237,606

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Settle ment Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/02/2021	MSCI	USD	810,000	PEN	2,907,240	(3,688)
12/03/2020	JPM	USD	546,132	PHP	26,323,580	1,249
02/16/2021	MSCI	USD	656,504	PLN	2,490,431	7,364
02/16/2021	BCLY	USD	102,078	RUB	7,957,729	1,394
02/05/2021	BCLY	USD	20,005,651	SEK	178,044,288	780,162
02/05/2021	JPM	USD	1,490,000	SEK	13,403,256	74,766
01/15/2021	GS	USD	310,000	SGD	420,930	3,865
01/15/2021	MSCI	USD	310,000	SGD	420,062	3,218
01/15/2021	BOA	USD	720,000	THB	22,482,410	23,074
02/16/2021	BCLY	USD	1,800,000	TRY	14,349,060	(16,667)
12/07/2020	JPM	USD	1,264,801	TWD	36,443,980	11,951
02/02/2021	MSCI	USD	422,391	TWD	11,953,664	(149)
01/29/2021	DB	USD	500,000	ZAR	8,218,053	26,717
01/29/2021	MSCI	USD	1,284,819	ZAR	21,211,465	74,679

						$(171,431)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
21	U.S. Long Bond (CBT)	March 2021	3,673,031	4,699
74	U.S. Treasury Note 10 Yr. (CBT)	March 2021	10,224,719	16,504
410	U.S. Treasury Note 5 Yr. (CBT)	March 2021	51,672,813	60,608
83	U.S. Treasury Ultra 10 Yr. (CBT)	March 2021	13,041,375	25,774
97	U.S. Ultra Bond (CBT)	March 2021	20,955,031	(74,992)

			$99,566,969	$32,593

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month AUD BBSW	0.15%	AUD	12,290,000	12/16/2022	Quarterly	1,511	12,436	10,925
3 Month AUD BBSW	0.10%	AUD	16,280,000	12/16/2022	Quarterly	(871)	4,530	5,401
0.07%	3 Month AUD BBSW	AUD	19,300,000	12/16/2022	Quarterly	—	2,417	2,417
(0.67)%	6 Month CHF LIBOR	CHF	15,000,000	12/16/2022	Semi-Annually	3,637	(11,577)	(15,214)
6 Month CHF LIBOR	(0.72)%	CHF	11,120,000	12/16/2022	Semi-Annually	(106)	(1,570)	(1,464)
0.18%	3 Month NZD Bank Bill Rate	NZD	98,530,000	12/16/2022	Quarterly	18,659	90,986	72,327
(0.05)%	3 Month SEK STIBOR	SEK	68,830,000	12/16/2022	Annually	617	1,019	402
3 Month SEK STIBOR	(0.04)%	SEK	72,100,000	12/16/2022	Quarterly	187	616	429
3 Month SEK STIBOR	(0.03)%	SEK	72,900,000	12/16/2022	Quarterly	—	1,048	1,048
0.55%	3 Month CAD LIBOR	CAD	10,330,000	12/19/2022	Semi-Annually	—	365	365
0.56%	3 Month CAD LIBOR	CAD	29,750,000	12/19/2022	Semi-Annually	3,747	(3,549)	(7,296)
0.55%	3 Month CAD LIBOR	CAD	6,450,000	12/19/2022	Semi-Annually	—	(71)	(71)
6 Month EURIBOR	(0.48)%	EUR	10,320,000	12/21/2022	Semi-Annually	1,753	9,714	7,961
6 Month GBP LIBOR	0.08%	GBP	46,790,000	12/21/2022	Semi-Annually	18,659	(11,350)	(30,009)
3 Month USD LIBOR	0.24%	USD	10,940,000	12/21/2022	Quarterly	(4,354)	1,753	6,107
3 Month USD LIBOR	0.23%	USD	4,480,000	12/21/2022	Quarterly	27	(634)	(661)
0.87%	6 Month AUD BBSW	AUD	2,550,000	12/16/2030	Semi-Annually	(2,003)	4,375	6,378
0.76%	6 Month AUD BBSW	AUD	3,380,000	12/16/2030	Semi-Annually	2,011	31,977	29,966
0.77%	6 Month AUD BBSW	AUD	660,000	12/16/2030	Semi-Annually	—	5,676	5,676
0.88%	6 Month AUD BBSW	AUD	2,000,000	12/16/2030	Semi-Annually	—	2,714	2,714
6 Month AUD BBSW	0.79%	AUD	7,660,000	12/16/2030	Semi-Annually	795	(59,284)	(60,079)
0.93%	6 Month AUD BBSW	AUD	2,430,000	12/16/2030	Semi-Annually	—	(5,851)	(5,851)
6 Month AUD BBSW	0.89%	AUD	4,030,000	12/16/2030	Semi-Annually	—	(266)	(266)
3 Month CAD LIBOR	1.28%	CAD	14,880,000	12/16/2030	Semi-Annually	(4,066)	88,255	92,321
3 Month CAD LIBOR	1.23%	CAD	3,680,000	12/16/2030	Semi-Annually	4,101	8,142	4,041
3 Month CAD LIBOR	1.20%	CAD	32,350,000	12/16/2030	Semi-Annually	(51,130)	(602)	50,528
3 Month CAD LIBOR	1.11%	CAD	3,920,000	12/16/2030	Semi-Annually	(1,119)	(25,145)	(24,026)
3 Month CAD LIBOR	1.09%	CAD	6,780,000	12/16/2030	Semi-Annually	—	(54,080)	(54,080)
3 Month CAD LIBOR	1.09%	CAD	1,240,000	12/16/2030	Semi-Annually	—	(10,075)	(10,075)
3 Month CAD LIBOR	1.11%	CAD	2,430,000	12/16/2030	Semi-Annually	—	(16,310)	(16,310)
3 Month CAD LIBOR	1.13%	CAD	3,640,000	12/16/2030	Semi-Annually	—	(19,018)	(19,018)
3 Month CAD LIBOR	1.15%	CAD	920,000	12/16/2030	Semi-Annually	—	(3,438)	(3,438)
6 Month CHF LIBOR	(0.26)%	CHF	2,500,000	12/16/2030	Semi-Annually	(3,627)	10,215	13,842
(0.32)%	6 Month CHF LIBOR	CHF	1,720,000	12/16/2030	Semi-Annually	—	5,631	5,631

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month CHF LIBOR	(0.30)%	CHF	29,480,000	12/16/2030	Semi-Annually	(20,762)	(29,752)	(8,990)
(0.27)%	6 Month CHF LIBOR	CHF	4,990,000	12/16/2030	Semi-Annually	—	(14,739)	(14,739)
(0.29)%	6 Month CHF LIBOR	CHF	2,480,000	12/16/2030	Semi-Annually	—	(1,709)	(1,709)
0.59%	3 Month NZD Bank Bill Rate	NZD	20,780,000	12/16/2030	Quarterly	(9,197)	424,376	433,573
0.85%	3 Month NZD Bank Bill Rate	NZD	1,790,000	12/16/2030	Quarterly	—	4,939	4,939
3 Month NZD Bank Bill Rate	0.55%	NZD	10,900,000	12/16/2030	Quarterly	20,209	(246,391)	(266,600)
3 Month NZD Bank Bill Rate	0.46%	NZD	5,680,000	12/16/2030	Quarterly	(2,867)	(166,743)	(163,876)
3 Month NZD Bank Bill Rate	0.48%	NZD	9,000,000	12/16/2030	Quarterly	225	(251,930)	(252,155)
3 Month NZD Bank Bill Rate	0.74%	NZD	1,820,000	12/16/2030	Quarterly	—	(18,364)	(18,364)
3 Month NZD Bank Bill Rate	0.81%	NZD	1,790,000	12/16/2030	Quarterly	300	(9,822)	(10,122)
3 Month NZD Bank Bill Rate	0.78%	NZD	21,540,000	12/16/2030	Quarterly	(38,884)	(154,915)	(116,031)
3 Month NZD Bank Bill Rate	0.82%	NZD	13,470,000	12/16/2030	Quarterly	(1,235)	(56,916)	(55,681)
3 Month NZD Bank Bill Rate	0.86%	NZD	16,150,000	12/16/2030	Quarterly	(2,023)	(28,039)	(26,016)
3 Month SEK STIBOR	0.34%	SEK	131,230,000	12/16/2030	Quarterly	(34,490)	(15,795)	18,695
0.30%	3 Month SEK STIBOR	SEK	18,400,000	12/16/2030	Quarterly	—	10,304	10,304
0.31%	3 Month SEK STIBOR	SEK	23,500,000	12/16/2030	Quarterly	—	9,897	9,897
3 Month SEK STIBOR	0.30%	SEK	11,700,000	12/16/2030	Quarterly	—	(5,807)	(5,807)
0.37%	3 Month SEK STIBOR	SEK	23,000,000	12/16/2030	Quarterly	127	(5,214)	(5,341)
0.39%	3 Month SEK STIBOR	SEK	18,810,000	12/16/2030	Quarterly	—	(9,922)	(9,922)
0.39%	3 Month SEK STIBOR	SEK	14,800,000	12/16/2030	Quarterly	—	(7,636)	(7,636)
(0.18)%	6 Month EURIBOR	EUR	37,450,000	12/18/2030	Semi-Annually	26,479	(328,975)	(355,454)
(0.21)%	6 Month EURIBOR	EUR	24,050,000	12/18/2030	Semi-Annually	(5,926)	(137,468)	(131,542)
(0.18)%	6 Month EURIBOR	EUR	2,060,000	12/18/2030	Semi-Annually	(6,515)	(19,360)	(12,845)
0.45%	6 Month GBP LIBOR	GBP	10,740,000	12/18/2030	Semi-Annually	(4,081)	41,442	45,523
0.36%	6 Month GBP LIBOR	GBP	1,370,000	12/18/2030	Semi-Annually	(120)	21,633	21,753
6 Month GBP LIBOR	0.54%	GBP	2,560,000	12/18/2030	Semi-Annually	4,509	18,971	14,462
6 Month GBP LIBOR	0.53%	GBP	2,490,000	12/18/2030	Semi-Annually	3,648	16,140	12,492
0.70%	3 Month USD LIBOR	USD	6,960,000	12/18/2030	Quarterly	9,119	103,184	94,065
0.88%	3 Month USD LIBOR	USD	27,730,000	12/18/2030	Quarterly	(102,086)	(80,502)	21,584
3 Month USD LIBOR	0.82%	USD	2,590,000	12/18/2030	Quarterly	(2,484)	(7,956)	(5,472)
3 Month USD LIBOR	0.75%	USD	1,270,000	12/18/2030	Quarterly	315	(12,608)	(12,923)
0.86%	3 Month USD LIBOR	USD	1,530,000	12/18/2030	Quarterly	—	(995)	(995)
0.85%	3 Month USD LIBOR	USD	1,530,000	12/18/2030	Quarterly	—	(21)	(21)
0.85%	3 Month USD LIBOR	USD	3,150,000	12/18/2030	Quarterly	—	(198)	(198)
0.86%	3 Month USD LIBOR	USD	3,120,000	12/18/2030	Quarterly	—	(3,710)	(3,710)
0.88%	3 Month USD LIBOR	USD	3,370,000	12/18/2030	Quarterly	—	(8,958)	(8,958)

						$(177,311)	$(914,510)	$(737,199)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2020.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

ETF- Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR – Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 85.1%

	Asset-Backed Securities — 83.6%

	Auto Retail Subprime — 0.0%

77,526	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	77,649

	CMBS Collateralized Debt Obligations — 0.7%

477,732	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	473,575

8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,477,330

336,463	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 0.39%, 0.66%, due 01/20/37 (a)	331,416

1,623,909	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	1,509,435

	Total CMBS Collateralized Debt Obligations	5,791,756

	Collateralized Loan Obligations — 15.8%

3,753,372	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 1.80%, due 05/01/27	3,753,879

1,905,000	Apex Credit CLO II Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.12%, due 10/17/26	1,815,305

4,222,400	Catamaran CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.80%, 2.02%, due 01/27/28	4,096,138

6,093,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 1.34%, due 01/20/30	6,043,957

4,161,000	ECP CLO Ltd., Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 1.36%, due 04/22/30	4,112,320

1,259,600	Garrison BSL CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 1.87%, due 07/17/28	1,237,901

6,223,860	Garrison BSL CLO Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.97%, 1.19%, due 07/17/28	6,198,044

2,316,435	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 3.22%, due 08/15/23	2,318,263

5,778,692	Loomis Sayles CLO II Ltd., Series 15-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 1.14%, due 04/15/28	5,718,241

1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 2.57%, due 07/20/26	1,465,840

15,030,900	Mountain View CLO Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 1.36%, due 07/15/31	14,814,891

3,906,000	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 1.28%, due 04/22/31	3,850,785

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

1,991,642	Saranac CLO III Ltd, Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 1.83%, due 06/22/30	1,991,988

7,880,500	Saratoga Investment Corp. CLO Ltd., Series 13-1A, Class BR2, 144A, Variable Rate, 3 mo. LIBOR + 2.30%, 2.52%, due 01/20/30	7,881,982

2,845,600	Shackleton CLO Ltd., Series 13-4RA, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 1.22%, due 04/13/31	2,807,184

11,974,000	Sound Point CLO II Ltd., Series 13-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.07%, 1.28%, due 01/26/31	11,874,975

6,235,025	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 1.24%, due 04/15/31	6,159,687

4,993,200	Venture CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 1.32%, due 07/18/31	4,943,073

2,932,000	Venture XII CLO Ltd., Series 12-12A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 1.46%, due 02/28/26	2,870,707

1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.11%, due 07/25/26	1,569,236

460,587	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.16%, 1.38%, due 07/17/26	459,970

7,746,900	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 1.49%, due 10/15/31	7,705,439

6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 1.74%, due 04/15/28	6,719,071

16,471,117	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.39%, due 04/15/28	16,394,246

3,250,000	Zais CLO 2 Ltd., Series 14-2A, Class A2R, 144A, Variable Rate, 3 mo. LIBOR + 1.85%, 2.06%, due 07/25/26	3,233,350

1,855,001	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.19%, due 04/15/29	1,832,975

	Total Collateralized Loan Obligations	131,869,447

	Commercial Mortgage-Backed Securities — 17.6%

10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	10,226,197

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	5,830,148

4,834,200	BBCMS Mortgage Trust, Series 17-C1, Class A4, 3.67%, due 02/15/50	5,498,523

2,591,000	Benchmark Mortgage Trust, Series 20-B21, Class E, 144A, 2.00%, due 12/15/53	1,800,840

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

4,498,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	4,800,148

1,470,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	1,468,686

5,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	4,604,400

5,000,000	CHT Mortgage Trust, Series 17-CSMO, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.93%, 1.07%, due 11/15/36	4,893,754

7,000,000	Commercial Mortgage Trust, Series 15-CR24, Class A5, 3.70%, due 08/10/48	7,800,325

6,334,436	Commercial Mortgage Trust, Series 15-CR25, Class A4, 3.76%, due 08/10/48	7,060,358

224,689	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 0.39%, due 04/15/37	213,508

177,519	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	175,744

6,372,761	CSAIL Commercial Mortgage Trust, Series 15-C3, Class A4, 3.72%, due 08/15/48	7,047,204

6,749,037	CSAIL Commercial Mortgage Trust, Series 16-C5, Class A5, 3.76%, due 11/15/48	7,506,320

10,000,000	Great Wolf Trust, Series 19-WOLF, Class A, 144A, Variable Rate, 1 mo. LIBOR + 1.03%, 1.18%, due 12/15/36	9,687,353

4,454,370	GS Mortgage Securities Trust, Series 15-GC32, Class A4, 3.76%, due 07/10/48	4,944,790

2,822,831	GS Mortgage Securities Trust, Series 15-GC34, Class A4, 3.51%, due 10/10/48	3,112,220

5,618,916	GS Mortgage Securities Trust, Series 15-GS1, Class A3, 3.73%, due 11/10/48	6,243,112

276,240	JP Morgan Chase Commercial Mortgage Securities Trust, Series 15-JP1, Class A5, 3.91%, due 01/15/49	313,440

805,930	JPMBB Commercial Mortgage Securities Trust, Series 15-C32, Class A5, 3.60%, due 11/15/48	895,160

1,326,589	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.52%, due 08/15/36	1,363,548

1,500,000	Manhattan West, Series 20-1MW, Class C, 144A, Variable Rate, 2.41%, due 09/10/39	1,516,134

500,000	Manhattan West, Series 20-1MW, Class D, 144A, Variable Rate, 2.41%, due 09/10/39	485,444

3,302,338	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	3,367,314

4,213,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 3.04%, due 02/12/40	3,967,707

2,505,000	MKT Mortgage Trust, Series 20-525M, Class F, 144A, Variable Rate, 3.04%, due 02/12/40	2,277,247

3,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 13-C10, Class A4, Variable Rate, 4.22%, due 07/15/46	3,965,458

1,201,206	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class F, 144A, Variable Rate, 8.09%, due 07/15/33	1,111,740

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

10,135,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.64%, due 05/13/38	8,299,713

2,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 2.53%, due 11/23/43	2,533,829

8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 3.39%, due 03/23/45	8,322,199

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35	7,789,142

1,717,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	1,631,213

960,073	Wells Fargo Commercial Mortgage Trust, Series 15-NXS1, Class A5, 3.15%, due 05/15/48	1,043,263

4,392,094	Wells Fargo Commercial Mortgage Trust, Series 16-C32, Class A4, 3.56%, due 01/15/59	4,856,636

	Total Commercial Mortgage-Backed Securities	146,652,817

	Residential Mortgage-Backed Securities — Other — 10.3%

913,513	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.43%, due 02/25/36	252,524

19,056,800	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 0.51%, due 02/25/36	1,461,367

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	7,466,686

5,003,137	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,651,874

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	2,159,553

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	926,105

437,898	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.47%, due 02/25/37	397,456

2,633,402	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,590,508

5,184,940	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,051,763

4,955,693	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	5,057,425

2,998,906	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,926,520

8,041,369	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + 0.15%, 0.29%, due 06/15/37	7,701,233

322,470	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.65%, due 10/25/34	304,336

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

6,108,397	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	6,138,535

4,550,496	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	903,075

29,942,942	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 0.41%, due 06/25/36	2,058,487

12,441,870	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	8,155,487

11,901,546	Home Loan Trust, Series 07-HI1, Class A4, Step Up, due 03/25/37	4,824,123

3,932,267	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.47%, due 03/25/36	526,024

427,129	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.39%, due 02/26/34	364,203

13,990,947	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 0.35%, due 03/25/36	832,295

7,980,723	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 0.49%, due 03/25/36	477,167

21,277,486	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 0.55%, due 03/25/36	1,272,004

473,691	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 1.05%, due 08/25/35	746,034

6,016,300	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	5,692,807

1,572,857	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,616,105

1,879,162	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,931,220

4,632,451	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	3,855,548

10,463,135	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	3,888,063

1,125,259	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	911,334

728,767	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	728,212

	Total Residential Mortgage-Backed Securities — Other	85,868,073

	Residential Mortgage-Backed Securities — Prime — 7.1%

9,627,171	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. LIBOR + 0.21%, 0.36%, due 10/25/46	6,406,228

1,087,566	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 3.09%, due 08/25/35	1,082,333

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

905,937	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 2.41%, due 10/25/35	920,928

607,837	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 3.15%, due 08/25/35	649,518

5,245,811	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	4,216,267

2,032,829	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.19%, due 12/25/36	1,858,122

1,470,039	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.63%, due 03/25/37	1,417,487

10,569,553	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.44%, 0.59%, due 04/25/46	9,754,452

1,964,035	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	1,482,779

3,092,884	RBSSP Resecuritization Trust, Series 09-6, Class 12A4, 144A, Variable Rate, 5.50%, due 05/26/35	3,085,684

1,138,711	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 3.39%, due 09/25/35	1,108,614

934,664	RFMSI Trust, Series 06-S6, Class A12, 6.00%, due 07/25/36	932,317

302,599	RFMSI Trust, Series 06-S6, Class A9, 6.00%, due 07/25/36	301,839

7,094,871	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA+ 1.40%, 2.14%, due 05/25/35	5,955,673

1,302,790	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 3.04%, due 09/25/35	1,392,413

1,457,238	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 1.77%, due 01/25/47	1,398,560

3,396,095	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 0.60%, due 06/25/35	2,789,472

14,400,284	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	14,845,191

	Total Residential Mortgage-Backed Securities — Prime	59,597,877

	Residential Mortgage-Backed Securities — Subprime — 2.5%

1,788,863	Asset Backed Funding Certificates, Series 05-AQ1, Class A5, Step Up, 4.62%, due 06/25/35	1,886,070

2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 0.31%, due 05/26/37	2,469,498

1,723,153	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M3, Variable Rate, 1 mo. LIBOR + 1.08%, 1.23%, due 08/25/35	1,723,039

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities —Subprime — continued

3,296,075	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 2.03%, due 08/25/35	3,327,416

1,897,320	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 0.26%, due 04/25/31 (b)	4,694,728

3,822,018	Bravo Mortgage Asset Trust, Series 06-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.55%, due 07/25/36	3,493,993

1,453,055	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 2.74%, due 11/20/34	1,481,049

1,550,144	GSAA Trust, Series 05-1, Class M1, Step Up, 5.30%, due 11/25/34	1,582,650

	Total Residential Mortgage-Backed Securities — Subprime	20,658,443

	Residential Mortgage-Backed Securities — Alt-A — 1.1%

696,136	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	733,607

1,980,595	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.85%, due 05/25/36	871,059

2,017,045	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.85%, due 10/25/36	816,294

2,916,345	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	2,981,007

4,660,043	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.11%, due 07/25/36	3,155,635

836,968	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	845,865

	Total Residential Mortgage-Backed Securities — Alt-A	9,403,467

	Small Balance Commercial Mortgages — 8.1%

411,303	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.84%, 0.99%, due 04/25/34	409,490

372,497	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 1.95%, due 04/25/34	371,553

413,984	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 3.00%, due 04/25/34	413,450

4,480,486	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.31%, 0.46%, due 08/25/35	4,186,336

2,252,296	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 0.54%, due 01/25/36	2,121,706

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

1,217,759	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 0.53%, due 04/25/36	1,100,328

1,791,977	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.23%, 0.38%, due 07/25/36	1,664,974

3,665,511	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.43%, due 07/25/36	3,415,384

4,543,528	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.40%, due 10/25/36	4,225,345

2,388,293	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 0.37%, due 03/25/37	2,223,735

1,938,479	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 0.39%, due 07/25/37	1,815,859

7,878,113	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.42%, due 07/25/37	7,299,193

947,507	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 1.00%, due 12/25/37	944,162

8,108,856	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.40%, due 12/25/37	8,107,900

2,326,758	Hana SBL Loan Trust, Series 19-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 2.00%, 2.15%, due 08/25/45	2,245,643

4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.55%, due 06/25/37	4,073,218

908,296	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.35%, 0.50%, due 02/25/30	903,310

989,266	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class M2,144A, Variable Rate, 1 mo. LIBOR + 0.55%, 0.70%, due 02/25/30	983,208

2,467,604	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.15%, due 09/25/30	2,373,109

4,069,989	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 0.68%, due 04/25/31	4,002,033

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.15%, due 04/25/31	1,903,769

1,120,306	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 0.54%, due 09/25/36	1,097,329

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

5,257,410	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 5.73%, due 10/25/37	5,311,263

3,273,722	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 3.31%, due 12/27/49	3,259,846

3,176,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 3.47%, due 12/27/49	3,118,448

	Total Small Balance Commercial Mortgages	67,570,591

	Student Loans — Federal Family Education Loan Program — 5.5%

4,512,866	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 0.40%, due 10/25/24	4,427,223

9,851,497	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 0.91%, due 01/25/43	8,417,203

10,698,288	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 0.27%, due 01/25/23	10,520,924

4,040,551	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 0.55%, due 03/28/35 (a)	3,446,336

7,479,317	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 1.15%, due 06/15/21	7,252,638

11,664,895	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 1.86%, due 07/25/22	11,617,702

	Total Student Loans — Federal Family Education Loan Program	45,682,026

	Student Loans — Private — 14.9%

3,486,382	AccessLex Institute, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 1.01%, due 07/25/34	3,327,806

2,633,376	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.73%, 0.96%, due 09/27/38	2,611,086

18,343,760	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 0.71%, due 12/27/41	18,016,225

2,332,854	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 1.02%, due 04/28/42	2,295,024

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 1.47%, due 07/28/42	4,842,314

1,166,164	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 0.64%, due 10/15/28	1,140,829

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuc + 0.00%, due 03/31/38 (b)	2,632,500

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	2,173,125

3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	933,375

2,890,310	National Collegiate Student Loan Trust, Series 05-3, Class A51, Variable Rate, 1 mo. LIBOR + 0.38%, 0.53%, due 10/25/33	2,796,478

8,260,955	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.46%, due 05/25/32	7,885,121

5,426,313	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 0.44%, due 01/25/33	5,054,123

5,618,733	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 0.50%, due 03/25/33	5,341,924

8,843,105	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 0.52%, due 06/25/33	8,482,948

13,352,989	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.45%, due 10/25/33	12,377,529

3,256,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 0.69%, due 12/26/33	3,013,493

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	60,000

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	20,000

6,156,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 06/15/32 (b)	6,112,908

3,150,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 09/15/32 (b)	3,127,950

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 1.85%, due 09/15/32	1,612,734

9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 0.68%, due 09/15/33	8,569,687

1,848,044	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.28%, 0.53%, due 12/15/38	1,840,449

4,272,619	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 0.54%, due 06/15/39	4,095,417

3,124,231	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 0.58%, due 06/15/39	2,981,291

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 0.64%, due 12/15/39	2,209,260

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

3,790,787	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 1.65%, due 01/25/36	3,801,105

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 1.20%, due 01/25/46	6,512,437

	Total Student Loans — Private	123,867,138

	Total Asset-Backed Securities	697,039,284

	U.S. Government — 0.2%

1,586,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 0.20%, due 01/31/21 (c)	1,586,332

	U.S. Government Agency — 1.3%

4,443,750	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR — 0.02%, 0.23%, due 02/01/25 (b)	4,326,688

4,500,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 0.40%, due 10/29/26 (b)	4,351,193

2,115,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 0.25%, due 07/01/23 (b)	2,080,851

	Total U.S. Government Agency	10,758,732

	TOTAL DEBT OBLIGATIONS (COST $738,501,540)	709,384,348

	MUTUAL FUNDS — 1.3%

	United States — 1.3%

	Affiliated Issuers — 1.3%

2,183,242	GMO U.S. Treasury Fund	11,003,541

	TOTAL MUTUAL FUNDS (COST $11,003,541)	11,003,541

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.7%

	Money Market Funds — 0.8%

6,698,595	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	6,698,595

	U.S. Government — 8.9%

34,000,000	U.S. Treasury Bill, 0.08%, due 02/04/21 (e)	33,995,078

35,000,000	U.S. Treasury Bill, 0.09%, due 03/18/21 (e)	34,990,898

5,000,000	U.S. Treasury Bill, 0.09%, due 04/22/21 (e)	4,998,176

	Total U.S. Government	73,984,152

	TOTAL SHORT-TERM INVESTMENTS (COST $80,677,912)	80,682,747

PURCHASED OPTIONS — 0.1%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Option on Credit Default Swaps — Calls — 0.1%

CDX.NA.IGS.35.V1-5Y	MSCI	55.00%	01/20/21	USD 65,527,000	Fixed Spread	Receive	211,976

Option on Credit Default Swaps — Puts — 0.0%

CDX.NA.HYS.35.V1-5Y	GS	106.50%	02/17/21	USD 11,825,000	Fixed Spread	Pay	116,033

	TOTAL PURCHASED OPTIONS (COST $389,773)						328,009

	TOTAL INVESTMENTS — 96.2% (Cost $830,572,766)						801,398,645

	Other Assets and Liabilities (net) — 3.8%						31,943,046

	TOTAL NET ASSETS — 100.0%						$833,341,691

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/19/2021	DB	EUR	39,600	USD	47,052	(255)
01/19/2021	GS	EUR	2,042,170	USD	2,394,056	(45,570)
01/19/2021	DB	USD	333,641	EUR	280,800	1,810
01/19/2021	GS	USD	2,605,301	EUR	2,222,366	49,590

						$5,575

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
33	U.S. Treasury Note 5 Yr. (CBT)	March 2021	$4,159,031	$(5,108)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps — Puts

ITRAXX.XOVERS.33.V3-5Y	DB	500.00%	12/16/20	EUR 9,800,000	Fixed Spread	Pay	(2,611)

CDX.NA.IGS.35.V1-5Y	GS	60.00%	12/16/20	USD 59,146,500	Fixed Spread	Pay	(17,232)

CDX.NA.IGS.35.V1-5Y	MSCI	80.00%	01/20/21	USD 65,527,000	Fixed Spread	Pay	(31,648)

CDX.NA.HYS.35.V1-5Y	GS	100.00%	02/17/21	USD 23,649,000	Fixed Spread	Pay	(73,990)

	TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $542,866)						$(125,481)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XOVERS.30.V3-5Y	EUR	21,745,573	5.00%	1.83%	N/A	12/20/2023	Quarterly	(2,273,176)	(2,290,381)	(17,205)
CDX.NA.IGS.33.V1-5Y	USD	49,070,000	1.00%	0.60%	N/A	12/20/2024	Quarterly	(417,805)	(812,109)	(394,304)
ITRAXX.EUROPES.32.V1-5Y	EUR	29,470,000	1.00%	0.43%	N/A	12/20/2024	Quarterly	(859,948)	(777,556)	82,392
CDX.NA.HYS.34.V8-5Y	USD	8,213,760	5.00%	2.84%	N/A	06/20/2025	Quarterly	(416,438)	(723,214)	(306,776)
CDX.NA.IGS.35.V1-5Y	USD	59,146,500	1.00%	0.52%	N/A	12/20/2025	Quarterly	(1,281,546)	(1,469,850)	(188,304)
CDX.NA.IGS.35.V1-5Y	USD	65,527,000	1.00%	0.52%	N/A	12/20/2025	Quarterly	(1,435,777)	(1,628,412)	(192,635)
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.49%	17,200,000 USD	06/20/2022	Quarterly	300,982	131,752	(169,230)
CDX.NA.HYS.33.V3-5Y	USD	2,300,650	5.00%	2.61%	2,300,650 USD	12/20/2024	Quarterly	78,900	204,363	125,463

								$(6,304,808)	$(7,365,407)	$(1,060,599)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.61%	N/A	12/20/2020	Quarterly	710,600	(964)	(711,564)
CDX.NA.IGS.25.V1-5Y	CITI	USD	4,300,000	1.00%	0.61%	N/A	12/20/2020	Quarterly	547,892	(942)	(548,834)
CDX.NA.HYS.27.V2-5Y	GS	USD	4,458,000	5.00%	2.70%	N/A	12/20/2021	Quarterly	11,145	(108,428)	(119,573)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	2.70%	N/A	12/20/2021	Quarterly	(11,825)	(104,585)	(92,760)
D.R. Horton, Inc.	BCLY	USD	17,200,000	1.00%	0.14%	N/A	06/20/2022	Quarterly	(165,250)	(232,422)	(67,172)
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	4.45%	N/A	12/20/2022	Quarterly	(282,711)	(71,158)	211,553
CDX.NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	4.45%	N/A	12/20/2022	Quarterly	(188,414)	(38,217)	150,197
CDX.NA.HYS.29.V1-5Y	JPM	USD	870,000	5.00%	4.45%	N/A	12/20/2022	Quarterly	(51,765)	(9,635)	42,130
Navient Corp.	BCLY	USD	2,082,800	5.00%	2.23%	N/A	12/20/2022	Quarterly	(160,628)	(116,322)	44,306
Navient Corp.	BCLY	USD	3,435,200	5.00%	2.23%	N/A	12/20/2022	Quarterly	(264,646)	(191,850)	72,796
Navient Corp.	GS	USD	4,050,000	5.00%	2.23%	N/A	12/20/2022	Quarterly	(421,122)	(226,187)	194,935
Navient Corp.	GS	USD	2,700,000	5.00%	2.23%	N/A	12/20/2022	Quarterly	(277,471)	(150,791)	126,680
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	10,000,000	1.00%	1.84%	N/A	12/20/2024	Quarterly	748,704	405,343	(343,361)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	5.24%	N/A	01/17/2047	Monthly	89,177	123,025	33,848
CMBX.NA.AA.7	GS	USD	5,000,000	1.50%	1.37%	N/A	01/17/2047	Monthly	7,975	(18,453)	(26,428)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.84%	N/A	01/17/2047	Monthly	(119,899)	(34,593)	85,306
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.84%	N/A	01/17/2047	Monthly	47,351	(20,484)	(67,835)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.84%	N/A	01/17/2047	Monthly	197,705	(75,832)	(273,537)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.84%	N/A	01/17/2047	Monthly	112,812	(20,006)	(132,818)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	0.84%	N/A	01/17/2047	Monthly	205,782	(60,337)	(266,119)
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.75%	N/A	10/17/2057	Monthly	247,717	81,343	(166,374)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	1.00%	N/A	10/17/2057	Monthly	140,432	598	(139,834)
CMBX.NA.AS.8	CITI	USD	8,892,000	1.00%	1.00%	N/A	10/17/2057	Monthly	73,095	1,571	(71,524)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	9.28%	N/A	10/17/2057	Monthly	400,908	859,848	458,940
CMBX.NA.BBB-.8	GS	USD	6,889,000	3.00%	9.28%	N/A	10/17/2057	Monthly	1,034,610	1,402,342	367,732
CMBX.NA.AAA.9	CGMI	USD	4,000,000	0.50%	0.24%	N/A	09/17/2058	Monthly	(17,095)	(49,913)	(32,818)
CMBX.NA.AAA.9	GS	USD	2,902,300	0.50%	0.24%	N/A	09/17/2058	Monthly	(14,187)	(36,216)	(22,029)
CMBX.NA.AAA.9	MSCI	USD	3,328,000	0.50%	0.24%	N/A	09/17/2058	Monthly	(31,983)	(41,528)	(9,545)
CMBX.NA.AAA.9	GS	USD	10,000,000	0.50%	0.24%	N/A	09/17/2058	Quarterly	(102,116)	(124,784)	(22,668)
CMBX.NA.AAA.9	MORD	USD	5,000,000	0.50%	0.24%	N/A	09/17/2058	Monthly	(51,058)	(62,392)	(11,334)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	7.48%	N/A	09/17/2058	Monthly	584,727	934,532	349,805
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	7.48%	N/A	09/17/2058	Monthly	517,160	778,594	261,434
CMBX.NA.BBB-.9	MORD	USD	2,585,000	3.00%	7.48%	N/A	09/17/2058	Monthly	63,490	472,125	408,635
CMBX.NA.BBB-.9	CGMI	USD	3,425,200	3.00%	7.48%	N/A	09/17/2058	Monthly	955,105	625,579	(329,526)
CMBX.NA.AAA.10	MSCI	USD	9,668,400	0.50%	0.30%	N/A	11/17/2059	Monthly	(15,090)	(110,639)	(95,549)
CMBX.NA.AAA.10	MSCI	USD	1,381,200	0.50%	0.30%	N/A	11/17/2059	Monthly	(2,156)	(15,806)	(13,650)
CMBX.NA.AAA.10	CGMI	USD	7,079,200	0.50%	0.30%	N/A	11/17/2059	Monthly	(89,216)	(81,010)	8,206
CMBX.NA.A.6	CGMI	USD	2,840,000	2.00%	7.77%	N/A	05/11/2063	Monthly	340,958	266,126	(74,832)
CMBX.NA.AA.6	GS	USD	5,000,000	1.50%	1.46%	N/A	05/11/2063	Monthly	35,145	(3,078)	(38,223)
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	23.24%	N/A	05/11/2063	Monthly	1,357,351	1,237,268	(120,083)
CMBX.NA.BBB-.13	GS	USD	4,960,000	3.00%	4.17%	N/A	12/16/2072	Monthly	1,011,544	423,872	(587,672)
CMBX.NA.BBB-.13	GS	USD	2,000,000	3.00%	4.17%	N/A	12/16/2072	Monthly	268,842	170,916	(97,926)
CMBX.NA.BBB-.13	GS	USD	1,000,000	3.00%	4.17%	N/A	12/16/2072	Monthly	106,533	85,458	(21,075)
CMBX.NA.BBB-.13	MORD	USD	2,000,000	3.00%	4.17%	N/A	12/16/2072	Monthly	408,836	170,916	(237,920)
CMBX.NA.BBB-.13	MORD	USD	2,000,000	3.00%	4.17%	N/A	12/16/2072	Monthly	332,412	170,916	(161,496)
Sell Protection^:
CDX.NA.HYS.27.V2-5Y	GS	USD	2,084,000	5.00%	0.26%	2,084,000 USD	12/20/2021	Quarterly	268,315	105,247	(163,068)
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	0.26%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	434,321	(709,479)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	0.26%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	431,544	(938,220)
CDX.NA.HYS.27.V3-5Y	JPM	USD	7,735,000	5.00%	0.26%	7,735,000 USD	12/20/2021	Quarterly	1,096,050	390,637	(705,413)
CDX.NA.HYS.29.V1-5Y	MORD	USD	4,264,000	5.00%	0.79%	4,264,000 USD	12/20/2022	Quarterly	644,717	371,180	(273,537)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	0.79%	5,115,600 USD	12/20/2022	Quarterly	742,274	445,312	(296,962)
CDX.NA.HYS.29.V6-5Y	CITI	USD	5,994,100	5.00%	0.79%	5,994,100 USD	12/20/2022	Quarterly	229,274	521,785	292,511
CDX.NA.HYS.31.V1-5Y	JPM	USD	18,156,815	5.00%	0.32%	18,156,815 USD	12/20/2023	Quarterly	3,615,022	2,563,629	(1,051,393)
ITRAXX.XOVERS.30.V3-5Y	JPM	EUR	655,580	5.00%	35.01%	655,580 EUR	12/20/2023	Quarterly	(487,841)	(457,089)	30,752
ITRAXX.XOVERS.30.V4-5Y	JPM	EUR	158,684	5.00%	35.01%	158,684 EUR	12/20/2023	Quarterly	(110,801)	(110,639)	162
CDX.NA.HYS.33.V1-5Y	GS	USD	25,938,066	5.00%	0.47%	25,938,066 USD	12/20/2024	Quarterly	5,736,852	4,640,738	(1,096,114)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,840,000	5.00%	0.47%	2,840,000 USD	12/20/2024	Quarterly	481,871	508,122	26,251

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

OTC Credit Default Swaps — continued

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CDX.NA.HYS.33.V3-5Y	CITI	USD	4,185,325	5.00%	0.47%	4,185,325 USD	12/20/2024	Quarterly	442,877	748,823	305,946
CDX.NA.HYS.33.V3-5Y	GS	USD	9,506,516	5.00%	0.47%	9,506,516 USD	12/20/2024	Quarterly	1,343,307	1,700,869	357,562
CDX.NA.HYS.33.V8-5Y	GS	USD	6,508,491	5.00%	0.47%	6,508,491 USD	12/20/2024	Quarterly	1,066,328	1,164,474	98,146
CDX.NA.IGS.33.V1-5Y	CITI	USD	1,472,000	1.00%	13.91%	1,472,000 USD	12/20/2024	Quarterly	(820,051)	(612,867)	207,184
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	25,000,000	1.00%	0.75%	25,000,000 EUR	12/20/2024	Quarterly	114,434	306,949	192,515
ITRAXX.EUROPES.32.V1-5Y	GS	EUR	58,940,000	1.00%	0.16%	58,940,000 EUR	12/20/2024	Quarterly	2,667,689	2,424,162	(243,527)
CMBX.NA.A.9	GS	USD	6,822,400	2.00%	3.04%	6,822,400 USD	09/17/2058	Monthly	89,487	(319,572)	(409,059)

									$27,924,744	$21,461,425	$(6,463,319)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.25%	3 Month USD LIBOR	USD	9,700,000	11/10/2022	Quarterly	(4,539)	(4,134)	405
0.30%	3 Month USD LIBOR	USD	9,750,000	08/17/2024	Quarterly	—	4,763	4,763
0.33%	3 Month USD LIBOR	USD	12,520,000	10/20/2024	Quarterly	3,562	(2,300)	(5,862)
0.35%	3 Month USD LIBOR	USD	48,480,000	04/19/2025	Quarterly	43	36,821	36,778
0.40%	3 Month USD LIBOR	USD	26,300,000	10/08/2025	Quarterly	(3,685)	13,538	17,223
0.48%	3 Month USD LIBOR	USD	1,870,000	08/19/2027	Quarterly	—	13,850	13,850
0.88%	3 Month USD LIBOR	USD	6,595,000	03/06/2028	Quarterly	(15,632)	(115,935)	(100,303)
0.65%	3 Month USD LIBOR	USD	7,490,000	06/04/2028	Quarterly	(38,264)	3,882	42,146
0.65%	3 Month USD LIBOR	USD	5,790,000	07/30/2028	Quarterly	(25,114)	8,295	33,409
0.56%	3 Month USD LIBOR	USD	4,790,000	09/01/2028	Quarterly	—	44,301	44,301
1.30%	3 Month USD LIBOR	USD	10,027,000	12/19/2029	Quarterly	—	(466,153)	(466,153)
0.75%	3 Month USD LIBOR	USD	5,100,000	02/11/2030	Quarterly	(22,015)	17,875	39,890
0.83%	3 Month USD LIBOR	USD	1,630,000	11/24/2030	Quarterly	—	2,984	2,984

						$(105,644)	$(442,213)	$(336,569)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(e)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MTA – Monthly Treasury Average Index

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.9%

	U.S. Government — 98.0%

11,900,000	U.S. Treasury Bill, 0.11%, due 09/09/21 (a)	11,890,212

91,000,000	U.S. Treasury Bill, 0.10%, due 10/07/21 (a)	90,919,680

40,000,000	U.S. Treasury Bill, 0.11%, due 11/04/21 (a)	39,958,689

10,000,000	U.S. Treasury Note, 1.13%, due 06/30/21	10,060,156

30,000,000	U.S. Treasury Note, 1.13%, due 07/31/21	30,206,250

35,000,000	U.S. Treasury Note, 1.13%, due 08/31/21	35,263,867

37,000,000	U.S. Treasury Note, 1.13%, due 09/30/21	37,312,188

50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.30%, 0.39%, due 10/31/21	50,130,566

45,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.24%, due 01/31/22	45,055,886

40,000,000	U.S. Treasury Note, 1.75%, due 02/28/22	40,812,500

	Total U.S. Government	391,609,994

	U.S. Government Agency — 1.3%

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.09%, 0.17%, due 09/10/21	5,002,597

	Money Market Funds — 0.6%

2,569,899	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 0.01% (b)	2,569,899

	TOTAL SHORT-TERM INVESTMENTS (COST $398,876,862)	399,182,490

	TOTAL INVESTMENTS — 99.9% (Cost $398,876,862)	399,182,490

	Other Assets and Liabilities (net) — 0.1%	437,095

	TOTAL NET ASSETS — 100.0%	$399,619,585

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2020.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund), Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$118,627,797	$—	$118,627,797

TOTAL DEBT OBLIGATIONS	—	118,627,797	—	118,627,797

Mutual Funds	4,509,289	—	—	4,509,289
Short-Term Investments	411,936	—	—	411,936

Total Investments	4,921,225	118,627,797	—	123,549,022

Total	$4,921,225	$118,627,797	$—	$123,549,022

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$26,974,438	$—	$26,974,438
Corporate Debt	—	204,027,758	27,599,754	231,627,512
Foreign Government Agency	—	1,073,868,902	98,591,052	1,172,459,954
Foreign Government Obligations	—	2,394,262,559	140,410,358	2,534,672,917
U.S. Government	258,516,391	—	—	258,516,391

TOTAL DEBT OBLIGATIONS	258,516,391	3,699,133,657	266,601,164	4,224,251,212

Loan Assignments	—	—	18,443,191	18,443,191
Loan Participations	—	—	40,526,838	40,526,838
Mutual Funds	74,784,247	—	—	74,784,247
Rights/Warrants	—	15,109,993	36,163	15,146,156
Short-Term Investments	8,350,363	—	—	8,350,363

Total Investments	341,651,001	3,714,243,650	325,607,356	4,381,502,007

Derivatives^
Options
Credit Risk	—	—	638,570	638,570
Swap Contracts
Credit Risk	—	15,783,421	—	15,783,421
Interest Rate Risk	—	535,304	—	535,304

Total	$341,651,001	$3,730,562,375	$326,245,926	$4,398,459,302

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,159,520)	$—	$(4,159,520)
Options
Credit Risk	—	—	(194,255)	(194,255)
Swap Contracts
Credit Risk	—	(7,948,677)	—	(7,948,677)
Interest Rate Risk	—	(5,706,889)	—	(5,706,889)

Total	$—	$(17,815,086)	$(194,255)	$(18,009,341)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$57,527,622	$—	$57,527,622
U.S. Government	150,186	—	—	150,186

TOTAL DEBT OBLIGATIONS	150,186	57,527,622	—	57,677,808

Investment Funds	86,637,140	—	—	86,637,140
Short-Term Investments	10,097,175	14,369,577	—	24,466,752

Total Investments	96,884,501	71,897,199	—	168,781,700

Description	Level 1	Level 2	Level 3	Total
High Yield Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Futures Contracts
Interest Rate Risk	$17,656	$—	$—	$17,656
Swap Contracts
Credit Risk	—	2,133,203	—	2,133,203

Total	$96,902,157	$74,030,402	$—	$170,932,559

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(105,147)	$—	$(105,147)
Futures Contracts
Interest Rate Risk	(4,659)	—	—	(4,659)

Total	$(4,659)	$(105,147)	$—	$(109,806)

Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$63,670,213	$—	$63,670,213
Corporate Debt	—	56,048,127	—	56,048,127
U.S. Government	6,578,379	—	—	6,578,379
U.S. Government Agency	—	48,978,213	—	48,978,213

TOTAL DEBT OBLIGATIONS	6,578,379	168,696,553	—	175,274,932

Investment Funds	10,373,814	—	—	10,373,814
Mutual Funds	84,802,886	—	—	84,802,886
Short-Term Investments	3,565,840	74,181,275	—	77,747,115

Total Investments	105,320,919	242,877,828	—	348,198,747

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,530,831	—	2,530,831
Futures Contracts
Interest Rate Risk	107,585	—	—	107,585
Swap Contracts
Interest Rate Risk	—	932,755	—	932,755

Total	$105,428,504	$246,341,414	$—	$351,769,918

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,702,262)	$—	$(2,702,262)
Futures Contracts
Interest Rate Risk	(74,992)	—	—	(74,992)
Swap Contracts
Interest Rate Risk	—	(1,847,265)	—	(1,847,265)

Total	$(74,992)	$(4,549,527)	$—	$(4,624,519)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$673,506,946	$23,532,338	$697,039,284
U.S. Government	1,586,332	—	—	1,586,332
U.S. Government Agency	—	—	10,758,732	10,758,732

TOTAL DEBT OBLIGATIONS	1,586,332	673,506,946	34,291,070	709,384,348

Mutual Funds	11,003,541	—	—	11,003,541
Short-Term Investments	80,682,747	—	—	80,682,747
Purchased Options	—	328,009	—	328,009

Total Investments	93,272,620	673,834,955	34,291,070	801,398,645

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$51,400	$—	$51,400
Swap Contracts
Credit Risk	—	25,304,279	—	25,304,279
Interest Rate Risk	—	146,309	—	146,309

Total	$93,272,620	$699,336,943	$34,291,070	$826,900,633

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(45,825)	$—	$(45,825)
Futures Contracts
Interest Rate Risk	(5,108)	—	—	(5,108)
Written Options
Credit Risk	—	(125,481)	—	(125,481)
Swap Contracts
Credit Risk	—	(11,208,261)	—	(11,208,261)
Interest Rate Risk	—	(588,522)	—	(588,522)

Total	$(5,108)	$(11,968,089)	$—	$(11,973,197)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$399,182,490	$—	$—	$399,182,490

Total Investments	399,182,490	—	—	399,182,490

Total	$399,182,490	$—	$—	$399,182,490

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on a comparable bond and applying a 200 basis point discount for liquidity considerations and a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations and six asset backed securities which were either adjusted for additional cashflow projections discounted for timing and likelihood of receipt, valued using the latest transaction of a comparable bond, or priced in line with broker marks. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2020.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2020	Purchases		Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2020
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$29,902,115	$—		$—		$(1,212)	$—	$(2,301,149)	$—		$—	$27,599,754	$(2,301,149)
Foreign Government Agency	170,402,802	—		(25,952,601)		12,020,817	1,595,536	(59,475,502)	—		—	98,591,052	(53,701,875)
Foreign Government Obligations	173,035,182	1,826,440		(8,206,335)		19,730,229	812,078	(46,787,236)	—		—	140,410,358	(45,941,354)
Loan Assignments	14,402,514	11,639,508		(2,218,039)		593,553	—	(5,974,345)	—		—	18,443,191	(5,974,345)
Loan Participations	47,750,729	3,173,040		(7,818,233)		1,567,464	—	(4,146,162)	—		—	40,526,838	(4,146,162)
Rights/Warrants	2,082,394	—		—		—	(6,136,546)	4,090,315	—		—	36,163	(415,503)

Total Investments	437,575,736	16,638,988		(44,195,208)		33,910,851	(3,728,932)	(114,594,079)	—		—	325,607,356	(112,480,388)

Derivatives
Options	1,036,169	—		—		—	(193,535)	(398,319)	—		—	444,315	(39,986)

Total	$438,611,905	$16,638,988		$(44,195,208	) #	$33,910,851	$(3,922,467)	$(114,992,398)	$—		$—	$326,051,671	$(112,520,374)

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$25,989,481	$30		$(3,187,783)		$147,733	$—	$(1,590,248)	$2,173,125	‡	$—	$23,532,338	$(1,590,248)
U.S. Government Agency	12,228,802	—		(1,596,250)		17,284	—	108,896	—		—	10,758,732	108,896

Total	$38,218,283	$30	# #	$(4,784,033	) # # #	$165,017	$—	$(1,481,352)	$2,173,125		$—	$34,291,070	$(1,481,352)

#	Includes $14,496,245 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $30 of purchases paid as a principal payup.
###	Includes $4,784,033 of proceeds received from partial calls and/or principal paydowns as applicable.
‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

Some Funds have material Level 3 investments. The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2020.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Foreign Government Obligations	45,757,856	Fair Value	Discount for lack of liquidity/marketabilty	1.40% (N/A)
Corporate Debt	27,599,754	Fair Value	Discount for lack of liquidity/marketabilty	2.00% (N/A)
Loan Assignments and Participations	6,322,726	Fair Value	Discount for lack of liquidity/marketabilty	5.00%-6.00% (5.16%)
Options	444,315	Fair Value	Probability of CDS threshold event	<5% (N/A)
Warrants	0	Fair Value	Probability of warrant payment trigger	<5% (N/A)
Opportunistic Income Fund
Asset-Backed Securities	4,694,728	Fair Value	Probability and timing of cash flow receipt	25-75% (N/A)
Asset-Backed Securities	5,739,000	Fair Value	Broker mark of comparable bond	N/A (N/A)
Asset-Backed Securities	9,240,858	Fair Value	Trade correlation with observed comparable bond	N/A (N/A)
Government Agency	10,758,732	Fair Value	Discount for lack of liquidity/marketabilty	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2020, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $245,927,020 and $3,857,752, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$8,656,379	$13,843,172	$18,030,000	$13,411	$—	$59,580	$(19,842)	$4,509,289

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,487,484	$—	$—	$142,870	$—	$—	$296,763	$74,784,247

High Yield Fund
GMO U.S. Treasury Fund	$385,180	$28,755,749	$29,171,591	$7,267	$—	$30,662	$—	$—

Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)
GMO Emerging Country Debt Fund, Class IV	$29,316,657	$—	$11,500,000	$285,841	$220,820	$(1,411,857)	$809,714	$17,214,514
GMO Opportunistic Income Fund, Class VI	108,395,452	—	42,000,000	780,717	—	(221,529)	(161,003)	66,012,920
GMO U.S. Treasury Fund	4,517,130	182,200,000	185,190,000	27,640	—	52,340	(4,018)	1,575,452

Totals	$142,229,239	$182,200,000	$238,690,000	$1,094,198	$220,820	$(1,581,046)	$644,693	$84,802,886

Opportunistic Income Fund
GMO U.S. Treasury Fund	$10,256,103	$18,500,000	$17,773,000	$12,072	$—	$61,299	$(40,861)	$11,003,541

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2020 through November 30, 2020. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2021.

Subsequent events

Subsequent to November 30, 2020, GMO High Yield Fund and GMO Multi-Sector Fixed Income Fund received redemption requests in the amounts of $86,883,319 and $142,010,602, respectively.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.0%

	Argentina — 0.9%

366,715	Adecoagro SA *	2,266,299

	Australia — 1.6%

5,400,000	Clean TeQ Holdings Ltd *	1,080,206

707,712	Sandfire Resources NL	2,277,786

141,824	Tassal Group Ltd	376,775

302,161	Western Areas Ltd (a)	498,495

	Total Australia	4,233,262

	Brazil — 1.4%

245,000	Duratex SA	858,831

444,778	Sao Martinho SA	2,172,666

139,200	SLC Agricola SA	699,196

	Total Brazil	3,730,693

	Canada — 6.1%

168,563	Canadian Solar Inc * (a)	7,207,754

989,315	Ivanhoe Mines Ltd – Class A *	4,631,582

2,322,300	Largo Resources Ltd * (a)	1,895,463

107,500	Lundin Mining Corp	859,205

76,100	NFI Group Inc (a)	1,150,260

	Total Canada	15,744,264

	China — 6.2%

647,400	CECEP Solar Energy Co Ltd – Class A	474,926

1,543,000	Chaowei Power Holdings Ltd	648,332

2,989,919	China High Speed Transmission Equipment Group Co Ltd	2,148,021

938,000	China Longyuan Power Group Corp Ltd – Class H	792,461

2,040,000	China Suntien Green Energy Corp Ltd – Class H	539,771

1,030,000	China Water Affairs Group Ltd	810,491

78,100	Hollysys Automation Technologies Ltd	984,841

1,944,000	Sinofert Holdings Ltd *	190,335

218,822	Sungrow Power Supply Co Ltd – Class A	1,597,722

1,338,000	Tianneng Power International Ltd	2,807,254

1,194,000	Wasion Group Holdings Ltd	339,090

1,017,400	Xinjiang Goldwind Science & Technology Co Ltd – Class H	1,636,878

555,776	Zhengzhou Yutong Bus Co Ltd – Class A	1,466,603

455,285	Zhuzhou CRRC Times Electric Co Ltd – Class H	1,432,851

	Total China	15,869,576

	Denmark — 1.1%

1,706	Rockwool International A/S – Class B	622,136

10,719	Vestas Wind Systems A/S	2,184,677

	Total Denmark	2,806,813

	Finland — 3.4%

60,134	Kemira Oyj	859,668

117,088	Neste Oyj	7,823,851

	Total Finland	8,683,519

Shares	Description	Value ($)

	France — 7.0%

8,409	Albioma SA	426,978

202,802	Electricite de France SA *	3,081,755

31,420	Nexans SA *	1,979,430

8,473	Schneider Electric SE	1,180,505

29,713	STMicroelectronics NV	1,180,691

148,665	Suez	2,843,788

80,435	Valeo SA	3,103,168

144,951	Veolia Environnement SA	3,325,046

16,484	Vilmorin & Cie SA	980,180

	Total France	18,101,541

	Germany — 3.2%

19,251	CENTROTEC Sustainable AG *	344,375

174,609	E.ON SE	1,889,354

6,894	Infineon Technologies AG	243,227

257,099	K+S AG (Registered)	2,311,113

209	Knorr-Bremse AG	26,754

25,095	Siemens AG (Registered)	3,349,546

	Total Germany	8,164,369

	India — 0.4%

854,622	Jain Irrigation Systems Ltd *	223,918

267,776	Power Grid Corp of India Ltd	689,565

	Total India	913,483

	Israel — 0.3%

140,867	ICL Group Ltd	669,961

	Italy — 3.2%

481,999	Enel SPA	4,835,810

107,025	Prysmian SPA	3,522,917

	Total Italy	8,358,727

	Japan — 5.8%

1,300	Daikin Industries Ltd	294,437

64,900	Ebara Corp	2,069,883

79,000	GS Yuasa Corp	1,903,170

21,500	Iseki & Co Ltd	281,713

53,200	Kurita Water Industries Ltd	1,962,786

15,900	METAWATER Co Ltd	360,156

67,100	Osaki Electric Co Ltd	353,911

292,700	Panasonic Corp	3,104,240

243,200	Renesas Electronics Corp *	2,155,143

19,700	Sanken Electric Co Ltd	716,466

66,400	Takuma Co Ltd	1,137,125

41,000	Tsukishima Kikai Co Ltd	472,055

	Total Japan	14,811,085

	Mexico — 2.6%

1,789,252	Grupo Mexico SAB de CV	6,507,095

294,816	Grupo Rotoplas SAB de CV * (a)	316,694

	Total Mexico	6,823,789

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 0.8%

68,578	Arcadis NV * (a)	2,094,587

	Norway — 1.5%

354,472	Austevoll Seafood ASA	3,223,401

38,208	Grieg Seafood ASA * (a)	328,221

4,858	Salmar ASA *	265,553

	Total Norway	3,817,175

	Pakistan — 0.3%

1,088,535	Fauji Fertilizer Co Ltd	704,754

	Portugal — 1.4%

651,588	EDP – Energias de Portugal SA	3,482,908

	Russia — 4.7%

254,757	MMC Norilsk Nickel PJSC ADR	7,065,341

297,118	PhosAgro PJSC GDR (Registered)	3,795,034

116,061	Ros Agro Plc GDR (Registered)	1,235,694

	Total Russia	12,096,069

	Spain — 2.4%

9,324	Acciona SA (a)	1,188,986

3,147	Construcciones y Auxiliar de Ferrocarriles SA *	132,296

82,895	Endesa SA	2,382,615

17,541	Fomento de Construcciones y Contratas SA	185,706

76,226	Red Electrica Corp SA	1,558,293

129,990	Talgo SA *	635,306

	Total Spain	6,083,202

	Sweden — 0.3%

18,234	Holmen AB – B Shares	789,657

	Switzerland — 1.3%

992	Gurit Holding AG	2,496,645

12,914	Landis+Gyr Group AG *	929,979

	Total Switzerland	3,426,624

	Taiwan — 0.2%

82,000	Delta Electronics Inc	646,454

	Thailand — 0.2%

738,600	SPCG Pcl	524,822

	Ukraine — 0.7%

137,904	Kernel Holding SA	1,782,972

	United Kingdom — 2.3%

47,400	Abengoa Yield Plc	1,630,086

300,364	Drax Group Plc	1,311,520

85,071	Go-Ahead Group Plc *	921,067

45,574	Polypipe Group Plc *	298,454

Shares	Description	Value ($)

	United Kingdom — continued

2,220,793	Renewi Plc *	983,214

938,643	Stagecoach Group Plc	753,268

	Total United Kingdom	5,897,609

	United States — 33.7%

34,000	AGCO Corp.	3,145,340

8,260	Albemarle Corp.	1,123,112

121,794	BorgWarner, Inc.	4,731,697

193,596	Darling Ingredients, Inc. *	9,346,815

25,100	Eaton Corp Plc	3,039,861

14,900	Edison International	914,264

24,600	EnerSys	2,012,526

36,209	Enphase Energy, Inc. *	4,945,063

43,700	Exelon Corp.	1,794,759

50,289	First Solar, Inc. *	4,698,501

241,632	Freeport-McMoRan, Inc.	5,651,773

69,000	FutureFuel Corp.	827,310

1,327,192	GrafTech International Ltd.	10,484,817

90,500	Livent Corp. * (a)	1,372,885

296,047	Mosaic Co. (The)	6,501,192

20,600	MYR Group, Inc. *	1,053,278

73,779	ON Semiconductor Corp. *	2,121,146

47,600	Owens Corning	3,468,612

145,328	Renewable Energy Group, Inc. *	8,440,650

20,000	Rexnord Corp.	750,200

30,344	SolarEdge Technologies, Inc. *	8,435,025

10,529	TE Connectivity Ltd.	1,199,990

3,900	Valmont Industries, Inc.	635,622

	Total United States	86,694,438

	TOTAL COMMON STOCKS (COST $193,451,496)	239,218,652

	PREFERRED STOCKS (b) — 2.0%

	Chile — 2.0%

108,011	Sociedad Quimica y Minera de Chile SA Sponsored ADR	5,084,078

	TOTAL PREFERRED STOCKS (COST $3,382,757)	5,084,078

	MUTUAL FUNDS — 4.7%

	United States — 4.7%

	Affiliated Issuers — 4.7%

2,418,493	GMO U.S. Treasury Fund (c)	12,189,207

	TOTAL MUTUAL FUNDS (COST $12,189,207)	12,189,207

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

393,103	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	393,103

	TOTAL SHORT-TERM INVESTMENTS (COST $393,103)	393,103

	TOTAL INVESTMENTS — 99.9% (Cost $209,416,563)	256,885,040

	Other Assets and Liabilities (net) — 0.1%	227,417

	TOTAL NET ASSETS — 100.0%	$257,112,457

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	All or a portion of this security is purchased with collateral from securities loaned.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Cyclical Focus Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.5%

	Canada — 4.9%

85,680	Brookfield Asset Management Inc – Class A	3,469,183

62,600	Nutrien Ltd	3,084,302

	Total Canada	6,553,485

	Finland — 3.5%

70,072	Neste Oyj	4,682,230

	France — 8.6%

4,483	Kering SA	3,236,594

6,282	LVMH Moet Hennessy Louis Vuitton SE	3,608,353

32,736	Safran SA *	4,772,058

	Total France	11,617,005

	Ireland — 2.8%

209,244	Ryanair Holdings Plc *	3,813,389

	Mexico — 5.9%

449,700	Fomento Economico Mexicano SAB de CV	3,248,659

1,306,800	Grupo Mexico SAB de CV Series B	4,752,529

	Total Mexico	8,001,188

	Russia — 4.2%

40,975	LUKOIL PJSC Sponsored ADR	2,637,772

19,632	Novatek PJSC Sponsered GDR (Registered)	3,020,536

	Total Russia	5,658,308

	Spain — 5.2%

51,047	Amadeus IT Group SA	3,510,218

107,679	Industria de Diseno Textil SA	3,574,337

	Total Spain	7,084,555

	United Kingdom — 12.0%

60,943	Berkeley Group Holdings Plc (The)	3,725,059

244,681	Compass Group Plc	4,305,324

121,417	Persimmon Plc	4,260,794

248,477	Royal Dutch Shell Plc – B Shares	3,990,660

	Total United Kingdom	16,281,837

	United States — 47.4%

39,376	American Express Co.	4,669,600

1,700	Booking Holdings, Inc. *	3,448,365

98,400	BorgWarner, Inc.	3,822,840

74,127	Charles Schwab Corp. (The)	3,615,915

32,500	Chevron Corp.	2,833,350

49,948	Coca-Cola Co. (The)	2,577,317

Shares	Description	Value ($)

	United States — continued

73,552	EOG Resources, Inc.	3,448,118

31,700	Hasbro, Inc.	2,949,051

29,822	Hilton Worldwide Holdings, Inc.	3,090,454

15,400	Honeywell International, Inc.	3,140,368

52,463	Las Vegas Sands Corp.	2,922,714

94,800	Lyft, Inc. – Class A *	3,618,516

3,137	Markel Corp. *	3,054,905

54,882	Raytheon Technologies Corp.	3,936,137

93,287	Sensata Technologies Holding Plc *	4,555,204

110,985	US Bancorp	4,795,662

74,288	Verso Corp. – Class A	803,053

49,423	VF Corp.	4,121,878

97,579	Wells Fargo & Co.	2,668,785

	Total United States	64,072,232

	TOTAL COMMON STOCKS (COST $101,218,724)	127,764,229

	PREFERRED STOCKS (a) — 3.1%

	Brazil — 3.1%

392,800	Bradespar SA	4,259,842

	TOTAL PREFERRED STOCKS (COST $2,219,286)	4,259,842

	MUTUAL FUNDS — 2.1%

	United States — 2.1%

	Affiliated Issuers — 2.1%

571,032	GMO U.S. Treasury Fund	2,878,000

	TOTAL MUTUAL FUNDS (COST $2,878,000)	2,878,000

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

251,996	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	251,996

	TOTAL SHORT-TERM INVESTMENTS (COST $251,996)	251,996

	TOTAL INVESTMENTS — 99.9% (Cost $106,568,006)	135,154,067

	Other Assets and Liabilities (net) — 0.1%	95,055

	TOTAL NET ASSETS — 100.0%	$135,249,122

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 77.7%

	Brazil — 2.6%

1,146,700	Atacadao SA	4,304,352

653,000	B3 SA—Brasil Bolsa Balcao	6,841,544

1,186,500	JHSF Participacoes SA	1,625,585

472,300	Movida Participacoes SA	1,729,669

15,968,800	Oi SA *	6,319,083

521,900	Telefonica Brasil SA	4,359,396

	Total Brazil	25,179,629

	China — 31.0%

606,500	Alibaba Group Holding Ltd *	19,924,561

145,076	Alibaba Group Holding Ltd Sponsored ADR *	38,207,215

427,090	Anhui Conch Cement Co Ltd – Class H	2,729,901

19,600	Autohome Inc ADR	1,850,632

330,100	Bank of Ningbo Co Ltd – Class A	1,852,040

434,800	Beijing Oriental Yuhong Waterproof Technology Co Ltd – Class A	2,258,196

44,000	Bilibili, Inc. Sponsored ADR *	2,765,840

265,000	Chacha Food Co Ltd – Class A	2,171,444

2,268,502	China Merchants Bank Co Ltd – Class H	14,378,374

1,335,880	Focus Media Information Technology Co Ltd – Class A	1,965,914

380,565	Gree Electric Appliances Inc of Zhuhai – Class A	3,848,984

1,834,000	Guangzhou Automobile Group Co Ltd – Class H	1,972,260

299,100	Han’s Laser Technology Industry Group Co Ltd – Class A	1,797,188

284,800	JD.com Inc ADR *	24,307,680

330,200	JD.com Inc – Class A *	14,170,097

390,947	Jiangsu Hengli Hydraulic Co Ltd – Class A	5,446,764

33,587	Kweichow Moutai Co Ltd – Class A	8,734,910

455,500	Longfor Group Holdings Ltd	2,976,613

241,000	Lufax Holding Ltd ADR*	3,969,270

284,600	Luxshare Precision Industry Co Ltd – Class A	2,236,718

300,000	Meituan – Class B *	11,218,921

1,435,600	MGM China Holdings Ltd	2,089,376

232,021	Midea Group Co Ltd – Class A	3,056,201

28,400	NetEase Inc	528,524

62,900	NetEase Inc ADR	5,684,273

29,100	New Oriental Education & Technology Group Inc Sponsored ADR *	4,797,135

20,200	Pinduoduo, Inc ADR*	2,803,962

1,449,246	Ping An Insurance Group Co of China Ltd – Class H	17,045,376

26,300	QUALCOMM, Inc	3,870,571

52,883	Shenzhen Mindray Bio-Medical Electronics Co Ltd – Class A	2,705,181

342,200	Shenzhou International Group Holdings Ltd	5,751,517

515,362	Suofeiya Home Collection Co Ltd – Class A	2,137,466

82,700	TAL Education Group ADR *	5,793,962

Shares	Description	Value ($)

	China — continued

837,684	Tencent Holdings Ltd	61,065,219

153,430	Wuliangye Yibin Co Ltd – Class A	5,917,400

381,400	Xiaomi Corp – Class B *	1,302,150

99,600	Yum China Holdings Inc	5,615,448

327,000	Zhongsheng Group Holdings Ltd	2,458,617

	Total China	301,405,900

	France — 0.2%

5,956	L’Oreal SA	2,192,380

	Greece — 0.2%

1,260,356	National Bank of Greece SA *	2,265,103

	Hong Kong — 0.9%

796,400	AIA Group Ltd	8,739,998

	Hungary — 0.2%

40,400	OTP Bank Plc *	1,607,887

	India — 9.2%

54,337	Apollo Hospitals Enterprise Ltd	1,691,747

1,492,887	Ashok Leyland Ltd	1,838,624

340,804	Aurobindo Pharma Ltd	3,959,167

559,310	Bandhan Bank Ltd *	2,742,800

348,736	Central Depository Services India Ltd	2,304,546

215,589	Cipla Ltd	2,145,043

3,904,869	Gayatri Projects Ltd *	1,693,711

570,610	HCL Technologies Ltd	6,306,692

437,684	HDFC Bank Ltd *	8,436,304

222,626	HDFC Life Insurance Co Ltd *	1,930,084

1,255,876	ICICI Bank Ltd *	8,021,583

204,000	ICICI Bank Ltd Sponsored ADR *	2,623,440

15,137	IndiaMART InterMESH Ltd	1,034,764

393,407	IndusInd Bank Ltd *	4,519,084

461,034	Infosys Ltd	6,963,015

162,100	Infosys Ltd Sponsored ADR	2,467,162

48,168	Ipca Laboratories Ltd	1,440,096

254,806	Muthoot Finance Ltd	3,927,774

93,009	Reliance Industries Ltd	2,418,439

368,821	SBI Cards & Payment Services Ltd	3,955,667

82,767	Tata Consultancy Services Ltd	2,972,221

297,873	Tata Consumer Products Ltd	2,145,263

508,238	Tech Mahindra Ltd	5,907,108

52,932	Torrent Pharmaceuticals Ltd	1,866,219

938,532	Wipro Ltd	4,440,452

8,547,592	Yes Bank Ltd *	1,696,126

	Total India	89,447,131

	Indonesia — 0.6%

2,647,700	Bank Central Asia Tbk PT	5,815,259

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — 0.2%

9,500	Daikin Industries Ltd	2,151,652

	Mexico — 0.6%

2,176,424	Wal-Mart de Mexico SAB de CV	5,729,061

	Philippines — 1.3%

478,700	BDO Unibank Inc	1,029,796

220,410	GT Capital Holdings Inc	2,657,811

88,170	PLDT Inc	2,409,539

2,652,480	Puregold Price Club Inc	2,324,771

449,500	Security Bank Corp	1,166,345

9,925,400	Semirara Mining & Power Corp	2,557,261

	Total Philippines	12,145,523

	Poland — 0.2%

118,225	Bank Polska Kasa Opieki SA *	1,789,467

	Russia — 2.4%

1,002,290	Detsky Mir PJSC	1,843,105

1,348,600	Moscow Exchange MICEX-RTS PJSC	2,706,666

405,868	Sberbank of Russia PJSC Sponsored ADR	5,354,041

119,850	X5 Retail Group NV GDR (Registered)	4,288,958

131,500	Yandex NV – Class A *	9,068,240

	Total Russia	23,261,010

	South Africa — 0.5%

1,606,023	FirstRand Ltd	4,710,253

	South Korea — 10.2%

17,195	E-MART Inc	2,391,086

6,613	Kakao Corp	2,203,969

155,570	KB Financial Group Inc	6,431,288

1,893	LG Household & Health Care Ltd	2,587,604

7,449	NAVER Corp	1,875,347

1,200,851	Samsung Electronics Co Ltd	72,388,204

73,550	Shinhan Financial Group Co Ltd	2,165,749

102,891	SK Hynix Inc	9,066,581

	Total South Korea	99,109,828

	Taiwan — 14.2%

335,458	Advantech Co Ltd	3,607,233

172,000	Airtac International Group	5,014,799

3,660,000	CTBC Financial Holding Co Ltd	2,461,767

1,107,000	Delta Electronics Inc	8,727,126

1,455,000	E Ink Holdings Inc	2,097,330

4,191,991	E.Sun Financial Holding Co Ltd	3,709,554

235,000	MediaTek Inc	5,803,312

765,000	Micro-Star International Co Ltd	3,350,497

1,596,000	Pegatron Corp	3,651,572

2,095,000	Quanta Computer Inc	5,654,897

512,000	Sinbon Electronics Co Ltd	3,503,068

3,162,385	Taiwan Cement Corp	4,759,300

Shares	Description	Value ($)

	Taiwan — continued

4,729,800	Taiwan Semiconductor Manufacturing Co Ltd	80,509,849

3,289,000	Wistron Corp	3,440,128

142,000	Yageo Corp	2,201,735

	Total Taiwan	138,492,167

	Thailand — 0.7%

649,800	Advanced Info Service Pcl (Foreign Registered)	3,770,347

1,579,200	CP ALL Pcl (Foreign Registered) *	3,158,335

	Total Thailand	6,928,682

	United States — 1.3%

30,100	Apple, Inc.	3,583,405

12,450	Facebook, Inc. – Class A *	3,448,277

37,900	PepsiCo, Inc.	5,466,317

	Total United States	12,497,999

	Vietnam — 1.2%

1,982,170	Bank for Foreign Trade of Vietnam JSC	7,973,778

839,690	Vietnam Dairy Products JSC	3,923,126

	Total Vietnam	11,896,904

	TOTAL COMMON STOCKS (COST $634,627,412)	755,365,833

	PREFERRED STOCKS (a) — 1.9%

	Brazil — 1.9%

297,900	Azul SA*	2,114,114

3,040,900	Itau Unibanco Holding SA	16,210,868

	Total Brazil	18,324,982

	TOTAL PREFERRED STOCKS (COST $15,792,281)	18,324,982

	INVESTMENT FUNDS — 17.8%

	China — 5.4%

967,500	iShares China Large-Cap ETF	45,472,500

87,000	iShares MSCI China ETF	6,943,470

	Total China	52,415,970

	Mexico — 1.2%

277,700	iShares MSCI Mexico ETF	11,266,289

	Russia — 2.0%

868,200	VanEck Vectors Russia ETF	19,794,960

	South Korea — 0.4%

133,330	Samsung Kodex 200 ETF	4,181,007

	United States — 8.8%

1,459,223	iShares Core MSCI Emerging Markets ETF	85,539,652

	TOTAL INVESTMENT FUNDS (COST $162,610,499)	173,197,878

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 1.7%

	United States — 1.7%

	Affiliated Issuers — 1.7%

3,209,497	GMO U.S. Treasury Fund	16,175,866

	TOTAL MUTUAL FUNDS (COST $16,175,866)	16,175,866

	SHORT-TERM INVESTMENTS — 1.0%

	Money Market Funds — 0.5%

5,147,922	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	5,147,922

	Total Money Market Funds	5,147,922

	U.S. Government — 0.5%

5,000,000	U.S. Treasury Bill, 0.07%, due 01/14/21 (c) (d)	4,999,557

	TOTAL SHORT-TERM INVESTMENTS (COST $10,147,087)	10,147,479

	TOTAL INVESTMENTS — 100.1% (Cost $839,353,145)	973,212,038

	Other Assets and Liabilities (net) — (0.1%)	(991,814)

	TOTAL NET ASSETS — 100.0%	$972,220,224

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/25/2021	MSCI	THB	1,537,784,049	USD	48,609,987	(2,209,109)
02/25/2021	MSCI	USD	48,894,048	THB	1,537,784,049	1,925,048

						$(284,061)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

Counterparty Abbreviations:

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

THB - Thai Baht

USD - United States Dollar

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.8%

	Argentina — 0.4%

228,200	Banco BBVA Argentina SA ADR * (a)	730,240

16,800	Banco Macro SA ADR *	268,296

47,400	Globant SA *	8,943,432

351,800	Grupo Financiero Galicia SA ADR	3,028,998

	Total Argentina	12,970,966

	Brazil — 0.6%

3,075,000	Cielo SA	2,037,602

2,364,400	Cogna Educacao *	2,069,854

1,695,300	IRB Brasil Resseguros SA	2,098,002

241,400	Porto Seguro SA	2,135,805

688,600	WEG SA	9,456,136

	Total Brazil	17,797,399

	Chile — 0.1%

4,443,378	Aguas Andinas SA – Class A	1,288,865

132,686	Empresa Nacional de Telecomunicaciones SA	804,580

49,617	Inversiones La Construccion SA	309,877

	Total Chile	2,403,322

	China — 36.8%

4,972,000	361 Degrees International Ltd	622,663

1,488,000	Agile Group Holdings Ltd	2,148,436

97,037,590	Agricultural Bank of China Ltd – Class H	36,844,601

92,000	AK Medical Holdings Ltd	144,931

121,900	Alibaba Group Holding Ltd *	4,004,623

657,826	Alibaba Group Holding Ltd Sponsored ADR *	173,245,055

2,889,699	Anhui Conch Cement Co Ltd – Class H	18,470,562

1,369,199	Anhui Expressway Co Ltd – Class H	780,176

424,000	Asia Cement China Holdings Corp	423,337

5,682,500	BAIC Motor Corp Ltd – Class H	2,126,067

57,582,682	Bank of China Ltd – Class H	20,324,178

1,696,425	Beijing North Star Co Ltd – Class H	352,194

733,200	BEST Inc ADR *	2,148,276

642,500	Budweiser Brewing Co APAC Ltd	2,205,705

419,426	BYD Co Ltd – Class A	10,910,805

389,500	BYD Electronic International Co Ltd	1,926,650

9,673,878	China Communications Services Corp Ltd – Class H	5,155,427

132,088,148	China Construction Bank Corp – Class H	103,257,603

3,945,000	China Dongxiang Group Co Ltd	457,974

4,564,000	China Eastern Airlines Corp Ltd – Class H	2,060,882

9,196,000	China Feihe Ltd	21,961,949

532,300	China International Travel Service Corp Ltd – Class A	15,597,543

7,546,000	China Jinmao Holdings Group Ltd	3,888,704

174,000	China Kepei Education Group Ltd	134,757

2,357,000	China Lesso Group Holdings Ltd	4,213,112

934,000	China Life Insurance Co Ltd – Class H	2,107,773

9,465,000	China Machinery Engineering Corp – Class H	1,978,928

1,104,000	China Medical System Holdings Ltd	1,127,252

Shares	Description	Value ($)

	China — continued

115,464	China Merchants Bank Co Ltd – Class A	775,934

4,636,000	China Oriental Group Co Ltd	1,389,343

1,165,000	China Overseas Grand Oceans Group Ltd	694,818

6,801,500	China Overseas Land & Investment Ltd	16,560,211

4,783,000	China Railway Signal & Communication Corp Ltd – Class H	1,696,964

15,241,000	China Reinsurance Group Corp – Class H	1,612,378

5,412,000	China Resources Cement Holdings Ltd	6,721,312

356,000	China Resources Gas Group Ltd	1,715,806

6,486,000	China Resources Land Ltd	28,069,382

550,000	China SCE Group Holdings Ltd	251,858

4,589,500	China Shenhua Energy Co Ltd – Class H	8,851,657

90,781	China Vanke Co Ltd – Class H	344,800

48,000	Chinasoft International Ltd *	50,825

4,884,000	COSCO Shipping Energy Transportation Co Ltd – Class H	2,148,669

10,376,714	Country Garden Holdings Co Ltd	13,683,651

260,000	Country Garden Services Holdings Co Ltd	1,452,746

3,058,000	Dongyue Group Ltd	1,595,020

300	ENN Energy Holdings Ltd	3,958

163,000	Fu Shou Yuan International Group Ltd	164,051

5,052,000	Geely Automobile Holdings Ltd	13,975,996

2,127,000	Greenland Hong Kong Holdings Ltd	657,487

7,196,000	Guangdong Investment Ltd	11,931,671

8,400	Guangdong Tapai Group Co Ltd – Class A	17,455

1,488,600	Guotai Junan Securities Co Ltd – Class H	2,192,838

413,000	Haier Electronics Group Co Ltd	1,968,817

166,000	Haitian International Holdings Ltd	449,721

679,922	Hangzhou Robam Appliances Co Ltd – Class A	4,123,867

1,856,500	Hebei Construction Group Corp Ltd – Class H	5,269,799

36,000	Hengan International Group Co Ltd	247,607

6,404,568	Hisense Home Appliances Group Co Ltd – Class A	14,538,257

313,000	Hisense Home Appliances Group Co Ltd – Class H	470,450

240,000	Hollysys Automation Technologies Ltd	3,026,400

64,000	Hopson Development Holdings Ltd	167,193

10,248,000	Hua Han Health Industry Holdings Ltd *(b)	687,515

1,152,342	Huayu Automotive Systems Co Ltd – Class A	5,465,260

88,472,847	Industrial & Commercial Bank of China Ltd – Class H	55,890,497

2,200	KE Holdings Inc ADR *	143,726

1,557,500	Kingboard Laminates Holdings Ltd	2,512,673

68,707	Kweichow Moutai Co Ltd – Class A	17,868,504

922,250	KWG Living Group Holdings Ltd *	713,903

3,317,500	KWG Property Holding Ltd	4,538,602

1,213,500	Legend Holdings Corp – Class H	1,650,136

387,800	Livzon Pharmaceutical Group Inc – Class H	1,527,720

3,227,000	Logan Group Co Ltd	5,402,200

2,486,000	Longfor Group Holdings Ltd	16,245,578

3,868,000	Lonking Holdings Ltd	1,116,873

293,700	Lufax Holding Ltd ADR*	4,837,239

550,506	Midea Group Co Ltd – Class A	7,251,313

186,100	NetEase Inc	3,463,320

783,500	NetEase Inc ADR	70,804,895

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

670,693	New China Life Insurance Co Ltd – Class A	6,251,375

1,673,000	PAX Global Technology Ltd	1,039,629

30,949,000	PICC Property & Casualty Co Ltd – Class H	25,536,302

3,783,000	Postal Savings Bank of China Co Ltd – Class H	2,138,286

5,848,400	Qingling Motors Co Ltd – Class H	1,147,310

181,000	Road King Infrastructure Ltd	242,849

3,606,000	Shanghai Electric Group Co Ltd – Class H *	1,037,457

668,000	Shanghai Industrial Holdings Ltd	992,815

1,632,000	Shenzhen Expressway Co Ltd – Class H	1,627,568

3,750,789	Shenzhen Investment Ltd	1,372,816

3,467,481	Shenzhen YUTO Packaging Technology Co Ltd – Class A	13,853,742

5,287,000	Shimao Group Holdings Ltd	19,705,587

4,439,000	Sino-Ocean Land Holdings Ltd	933,495

1,669,000	Sinopec Engineering Group Co Ltd – Class H	738,567

6,434,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	1,427,739

2,134,000	Sinotruk Hong Kong Ltd	5,317,763

3,523,500	SOHO China Ltd *	1,095,546

4,999,924	Suofeiya Home Collection Co Ltd – Class A	20,737,203

893,665	Tencent Holdings Ltd	65,146,104

15,900	Tencent Holdings Ltd ADR	1,160,700

2,218,000	Tianneng Power International Ltd	4,653,579

1,507,900	Vipshop Holdings Ltd ADR *	38,511,766

11,148,676	Weifu High-Technology Group Co Ltd – Class A	43,901,583

40,443	Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd – Class A	160,688

1,472,200	Xiaomi Corp – Class B *	5,026,286

220,000	Xinyi Glass Holdings Ltd	493,392

1,677,500	Xtep International Holdings Ltd	713,651

42,656,300	Yangzijiang Shipbuilding Holdings Ltd	27,718,882

3,064,000	Yuzhou Group Holdings Co Ltd	1,217,528

363,667	Zhejiang Supor Co Ltd – Class A	3,868,154

1,609,500	Zhongsheng Group Holdings Ltd	12,101,358

1,444,800	Zhuzhou Kibing Group Co Ltd – Class A	2,554,101

	Total China	1,097,984,879

	Czech Republic — 0.1%

634,781	Moneta Money Bank AS *	1,885,887

	Egypt — 0.0%

42,517	Commercial International Bank Egypt SAE	169,402

	Greece — 0.0%

96,241	Motor Oil Hellas Corinth Refineries SA	1,229,520

	Hungary — 0.0%

15,348	Richter Gedeon Nyrt	363,719

	India — 3.3%

256,987	Asian Paints Ltd	7,595,964

14,229	Bosch Ltd	2,441,698

11,567,064	Gayatri Projects Ltd * (c)	5,017,136

Shares	Description	Value ($)

	India — continued

598,198	HCL Technologies Ltd	6,611,609

230,960	HDFC Bank Ltd *	4,451,725

2	Hero MotoCorp Ltd	83

261,937	Hindustan Unilever Ltd	7,537,423

252,428	Housing Development Finance Corp Ltd	7,594,809

1,332,810	ICICI Bank Ltd *	8,512,979

476,400	Infosys Ltd Sponsored ADR	7,250,808

3,013,682	Jai Balaji Industries Ltd *	774,191

1,322,083	Kiri Industries Ltd	9,209,874

386,197	Kotak Mahindra Bank Ltd *	9,776,119

563,047	LIC Housing Finance Ltd	2,498,336

60	Muthoot Finance Ltd	925

193,830	Tata Consultancy Services Ltd	6,960,572

312,651	Titan Co Ltd	5,589,231

1,548,435	Wipro Ltd	7,326,070

	Total India	99,149,552

	Indonesia — 2.8%

5,027,600	Astra International Tbk PT	1,882,456

2,635,500	Bank BTPN Syariah Tbk PT	771,183

10,964,900	Bank Central Asia Tbk PT	24,082,689

12,813,600	Bank Mandiri Persero Tbk PT	5,747,167

13,491,200	Bank Negara Indonesia Persero Tbk PT	5,721,138

2,372,600	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	222,509

19,718,900	Bank Pembangunan Daerah Jawa Timur Tbk PT	886,952

80,204,200	Bank Rakyat Indonesia Persero Tbk PT	23,197,105

18,560,300	Bank Tabungan Negara Persero Tbk PT	2,163,746

21,450,700	Bukit Asam Tbk PT	3,582,677

19,110,900	Hanjaya Mandala Sampoerna Tbk PT	2,064,031

5,802,391	Indo Tambangraya Megah Tbk PT	5,383,061

6,222,100	Matahari Department Store Tbk PT *	557,074

15,171,500	Pakuwon Jati Tbk PT *	537,671

203,497,200	Panin Financial Tbk PT *	3,224,639

43,302,700	Ramayana Lestari Sentosa Tbk PT	2,236,819

650,600	United Tractors Tbk PT	1,059,353

6,344,200	XL Axiata Tbk PT	1,082,827

	Total Indonesia	84,403,097

	Kuwait — 1.3%

43,233	Agility Public Warehousing Co KSC	90,868

1,064,784	Alimtiaz Investment Group KSC *	336,104

145,962	Burgan Bank SAK	94,093

90,149	Gulf Cable & Electrical Industries Co KSCP	211,843

182,392	Humansoft Holding Co KSC *	2,030,011

7,247,292	Kuwait Finance House KSCP	16,163,937

1,457,954	Kuwait Projects Co Holding KSCP	708,327

430,806	Mobile Telecommunications Co KSC	819,410

6,208,958	National Bank of Kuwait SAKP	17,098,965

89,823	Qurain Petrochemical Industries Co	92,345

	Total Kuwait	37,645,903

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.0%

63,600	Carlsberg Brewery Malaysia Berhad – Class B	300,359

205,800	Hartalega Holdings Berhad	726,590

2,210,500	YTL Corp Berhad *	349,969

	Total Malaysia	1,376,918

	Mexico — 2.5%

1,237,800	Banco del Bajio SA *	1,543,403

3,335,400	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (a)	3,469,037

344,200	Concentradora Fibra Danhos SA de CV (REIT)	408,232

1,679,200	Credito Real SAB de CV SOFOM ER *	948,848

296,400	El Puerto de Liverpool SAB de CV – Class C1 * (a)	986,130

5,258,800	Fibra Uno Administracion SA de CV (REIT)	5,248,327

687,100	Gentera SAB de CV *	295,779

908,500	Grupo Aeroportuario del Centro Norte SAB de CV *	5,284,159

10,400	Grupo Aeroportuario del Centro Norte SAB de CV ADR *	484,224

7,713,000	Grupo Financiero Banorte SAB de CV – Class O *	38,404,235

1,024,300	Grupo Financiero Inbursa SAB de CV – Class O *	998,439

2,441,100	Grupo Mexico SAB de CV Series B	8,877,716

80,900	Industrias Bachoco SAB de CV– Series B	279,764

189,000	Kimberly-Clark de Mexico SAB de CV – Class A	299,628

293,427	Qualitas Controladora SAB de CV	1,425,303

599,700	Regional SAB de CV *	2,557,225

545,190	Unifin Financiera SAB de CV SOFOM ENR *	676,556

431,800	Wal-Mart de Mexico SAB de CV	1,136,639

	Total Mexico	73,323,644

	Pakistan — 0.4%

461,510	Engro Corp Ltd	881,602

5,359,782	Engro Fertilizers Ltd	2,037,019

1,406,023	Fauji Fertilizer Co Ltd	910,307

411,500	National Bank of Pakistan *	104,597

4,748,084	Oil & Gas Development Co Ltd	2,917,916

705,011	Pakistan Oilfields Ltd	1,738,424

2,975,446	Pakistan Petroleum Ltd	1,681,038

299,159	Pakistan State Oil Co Ltd *	373,502

816,800	Searle Co Ltd (The)	1,193,294

1,337,740	United Bank Ltd	1,012,046

	Total Pakistan	12,849,745

	Philippines — 0.3%

360,810	Manila Electric Co	2,109,530

35,122,800	Megaworld Corp *	2,802,521

19,853,000	Metro Pacific Investments Corp	1,690,609

243,900	Metropolitan Bank & Trust Co	243,603

1,401,400	Robinsons Land Corp	486,052

251,700	Security Bank Corp	653,101

6,401,200	Semirara Mining & Power Corp	1,649,257

	Total Philippines	9,634,673

Shares	Description	Value ($)

	Poland — 1.0%

46,447	Budimex SA	3,395,298

234,647	Grupa Lotos SA	2,167,425

51,629	Lubelski Wegiel Bogdanka SA *	256,584

27,366	mBank SA *	1,103,856

3,350,926	Powszechny Zaklad Ubezpieczen SA *	22,478,791

13,832	Santander Bank Polska SA *	643,492

	Total Poland	30,045,446

	Qatar — 0.6%

1,456,860	Doha Bank QPSC *	936,206

425,994	Masraf Al Rayan QSC	499,752

141,417	Qatar Electricity & Water Co QSC	699,503

206,002	Qatar Insurance Co SAQ	143,385

22,115	Qatar Islamic Bank SAQ	101,037

2,707,202	Qatar National Bank QPSC	13,140,436

1,040,242	Qatar National Cement Co QSC	1,162,107

	Total Qatar	16,682,426

	Russia — 13.9%

27,618,810	Alrosa PJSC	31,852,958

6,411,000	Credit Bank of Moscow PJSC *	503,258

1,169,230	Detsky Mir PJSC	2,150,090

1,049,970,000	Federal Grid Co Unified Energy System PJSC	2,753,959

353,210	Gazprom Neft PJSC	1,460,703

8,830	Gazprom Neft PJSC Sponsored ADR	178,331

686,124	Globaltrans Investment Plc Sponsored GDR (Registered)	3,926,380

89,797,000	Inter RAO UES PJSC	6,030,552

95,648	LSR Group PJSC	1,138,577

696,477	LSR Group PJSC GDR (Registered)	1,636,208

889,780	LUKOIL PJSC Sponsored ADR	57,279,725

551,497	M.Video PJSC	5,210,190

7,396	Magnit PJSC Sponsored GDR (Registered)	111,135

13,172,100	Magnitogorsk Iron & Steel Works PJSC	7,251,067

237,839	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	1,632,072

2,345,590	MMC Norilsk Nickel PJSC ADR	65,051,767

785,300	Mobile TeleSystems PJSC Sponsored ADR	6,777,139

12,868,757	Moscow Exchange MICEX-RTS PJSC	25,827,837

44,641	Novatek PJSC Sponsered GDR (Registered)	6,868,367

1,053,247	Novolipetsk Steel PJSC GDR	26,056,988

45,833	PhosAgro PJSC GDR (Registered)	585,417

1,532,343	Polymetal International Plc	31,922,424

19,505	Polyus PJSC	3,723,301

182,080	Polyus PJSC GDR (Registered)	17,224,902

209,315	QIWI Plc Sponsored ADR	3,047,626

930,210	Raspadskaya OJSC	1,781,432

82,660	Safmar Financial Investment *	508,535

1,199,012	Sberbank of Russia PJSC Sponsored ADR	15,816,864

556,037	Severstal PJSC GDR (Registered)	8,085,478

23,335,400	Surgutneftegas PJSC	10,779,168

4,762,114	Surgutneftegas PJSC Sponsored ADR	21,388,464

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

816,056	Tatneft PJSC Sponsored ADR	30,773,955

245,436	TCS Group Holding Plc GDR (Registered)	7,529,133

89,279,000	Unipro PJSC	3,241,207

29,555	X5 Retail Group NV GDR (Registered)	1,057,657

70,300	Yandex NV – Class A *	4,847,888

	Total Russia	416,010,754

	Saudi Arabia — 0.0%

46,565	Al Rajhi Bank	927,891

30,520	Arriyadh Development Co	143,460

	Total Saudi Arabia	1,071,351

	South Africa — 3.0%

47,355	Anglo American Platinum Ltd	3,434,924

220,151	Aspen Pharmacare Holdings Ltd *	1,748,414

56,443	Astral Foods Ltd	489,942

140,971	AVI Ltd	646,348

171,697	Barloworld Ltd	771,859

97,215	Clicks Group Ltd	1,467,887

100,229	Discovery Ltd	793,936

1,688,726	Emira Property Fund Ltd (REIT)	709,936

2	Foschini Group Ltd (The)	13

628,900	Gold Fields Ltd Sponsored ADR	5,477,719

4,199,059	Growthpoint Properties Ltd (REIT)	3,224,392

717,313	Investec Ltd	1,741,146

102,212	Kumba Iron Ore Ltd	3,473,959

785,177	Lewis Group Ltd	1,115,756

2,121,270	Life Healthcare Group Holdings Ltd	2,168,356

2,115,852	Momentum Metropolitan Holdings	2,127,295

796,173	Mr Price Group Ltd	8,324,271

15,662,449	Old Mutual Ltd	11,764,305

1,759,420	Pepkor Holdings Ltd	1,567,842

99,267	Rand Merchant Investment Holdings Ltd	194,368

125,738	Remgro Ltd	742,501

17,226,323	RMB Holdings Ltd *	1,417,740

5,753,675	Sanlam Ltd	20,497,216

44,780	Shoprite Holdings Ltd	370,328

81,575	Tiger Brands Ltd	1,033,446

3,176,467	Truworths International Ltd	7,328,161

377,683	Vodacom Group Ltd	2,997,355

386,813	Wilson Bayly Holmes-Ovcon Ltd *	2,530,514

	Total South Africa	88,159,929

	South Korea — 1.3%

421,556	BNK Financial Group Inc	2,144,829

44,721	Daou Data Corp	507,512

66,624	DB HiTek Co Ltd	2,139,572

155,761	DB Insurance Co Ltd	6,193,368

1,172,630	Dongwon Development Co Ltd	4,676,737

19,574	Doosan Fuel Cell Co Ltd *	882,360

10,663	GS Home Shopping Inc	1,323,799

24,271	Hy-Lok Corp	300,859

409,047	Korea Asset In Trust Co Ltd	1,464,305

Shares	Description	Value ($)

	South Korea — continued

23,797	KT Skylife Co Ltd	193,191

1,985	NCSoft Corp	1,458,560

22,248	NHN KCP Corp	1,345,882

118,357	Posco International Corp	1,422,573

38,668	S&T Motiv Co Ltd	1,737,494

7,195	Samsung Electronics Co Ltd GDR	10,899,635

30,847	Sangsangin Co Ltd	180,440

36,382	Soulbrain Holdings Co Ltd	1,420,097

	Total South Korea	38,291,213

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (b) (c)	662,576

	Taiwan — 20.5%

61,000	Acter Group Corp Ltd	414,133

1,206,035	Advantech Co Ltd	12,968,686

1,013,000	Alchip Technologies Ltd	23,749,620

298,227	Amazing Microelectronic Corp	962,626

701,689	Asustek Computer Inc	6,120,580

437,000	Aten International Co Ltd	1,276,361

129,200	Aurora Corp	392,575

7,597,000	Catcher Technology Co Ltd	50,140,417

3,776,153	Cathay Financial Holding Co Ltd	5,351,992

2,992,865	Chailease Holding Co Ltd	16,419,236

327,000	Chicony Electronics Co Ltd	979,172

6,370,000	China Development Financial Holding Corp	1,994,929

772,000	Chong Hong Construction Co Ltd	2,248,414

4,541,400	Coretronic Corp	5,596,170

43,151,720	CTBC Financial Holding Co Ltd	29,024,449

95,000	Delta Electronics Inc	748,940

654,000	Elan Microelectronics Corp	3,030,804

1,609,000	Elite Material Co Ltd	8,809,300

4,795,000	Eva Airways Corp	2,128,120

1,758,000	Farglory Land Development Co Ltd	3,221,494

5,071,000	FLEXium Interconnect Inc	21,368,174

821,000	Formosa Taffeta Co Ltd	882,858

3,115,075	Foxconn Technology Co Ltd	5,748,843

12,666,000	Fubon Financial Holding Co Ltd	19,687,504

2,435,000	Grand Pacific Petrochemical *	2,000,451

20,989,532	Hon Hai Precision Industry Co Ltd	60,593,711

1,966,000	Huaku Development Co Ltd	6,089,401

1,431,806	IEI Integration Corp	2,419,464

133,900	Innodisk Corp	766,796

640,000	International Games System Co Ltd	15,258,166

278,000	Kung Long Batteries Industrial Co Ltd	1,366,002

3,473,000	Lite-On Technology Corp	5,852,735

121,000	Lotes Co Ltd	1,890,102

1,326,000	Merry Electronics Co Ltd	6,588,814

2,021,000	Micro-Star International Co Ltd	8,851,443

67,000	Nan Liu Enterprise Co Ltd	453,691

952,000	Nantex Industry Co Ltd	2,052,403

1,252,810	Novatek Microelectronics Corp	13,149,262

450,000	Pegatron Corp	1,029,579

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

404,000	Quanta Computer Inc	1,090,491

10,770,870	Radiant Opto-Electronics Corp	43,867,441

4,000	Realtek Semiconductor Corp	51,998

800,000	Shinkong Insurance Co Ltd	1,092,712

1,416,068	Simplo Technology Co Ltd	16,464,754

2,110,250	Syncmold Enterprise Corp	6,407,242

41,300	Tah Hsin Industrial Corp	105,424

77,000	Taiwan Cement Corp	115,883

9,355,000	Taiwan Semiconductor Manufacturing Co Ltd	159,239,215

10	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	970

337,000	Test Research Inc	670,075

54,000	Thinking Electronic Industrial Co Ltd	276,762

1,361,000	Transcend Information Inc	3,082,726

1,321,160	Tripod Technology Corp	5,682,277

90,000	TXC Corp	252,853

785,224	United Integrated Services Co Ltd	6,299,674

6,213,000	United Microelectronics Corp	8,825,815

286,000	Universal Inc	1,069,777

45,000	Vanguard International Semiconductor Corp	165,772

121,000	Wiwynn Corp	2,897,588

153,000	Yulon Nissan Motor Co Ltd	1,404,408

327,000	Zeng Hsing Industrial Co Ltd	1,594,463

	Total Taiwan	612,285,737

	Thailand — 0.5%

141,900	Bangkok Bank Pcl (Foreign Registered)	583,942

20,194,100	Beauty Community Pcl (Foreign Registered) *	1,028,063

91,700	Carabao Group Pcl – Class F	365,586

120,200	Hana Microelectronics Pcl (Foreign Registered)	169,779

23,317,600	IRPC Pcl NVDR	2,096,657

237,800	KCE Electronics Pcl (Foreign Registered)	316,199

258,600	Kiatnakin Phatra Bank Pcl (Foreign Registered)	422,287

1,586,600	Krung Thai Bank Pcl (Foreign Registered)	560,048

841,600	Origin Property Pcl (Foreign Registered)	215,611

3,787,700	Pruksa Holding Pcl (Foreign Registered)	1,565,620

5,757,392	Quality Houses Pcl (Foreign Registered)	441,405

146,000	Siam Commercial Bank Pcl (The) (Foreign Registered)	411,973

659,200	SPCG Pcl	468,403

3,963,875	Supalai Pcl (Foreign Registered)	2,344,765

465,300	Thai Vegetable Oil Pcl (Foreign Registered)	500,051

58,190,900	TMB Bank Pcl NVDR	2,019,849

1,248,000	TTW Pcl (Foreign Registered)	524,302

1,679,500	Univentures Pcl (Foreign Registered)	168,864

	Total Thailand	14,203,404

	Turkey — 1.4%

573,782	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,536,444

7,621,394	Aselsan Elektronik Sanayi Ve Ticaret AS	16,847,040

143,857	BIM Birlesik Magazalar AS	1,288,775

11,246,623	Dogan Sirketler Grubu Holding AS	3,451,568

Shares	Description	Value ($)

	Turkey — continued

39,219,839	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	10,802,443

231,519	Enerjisa Enerji AS	319,844

613,677	Koza Altin Isletmeleri AS *	5,848,493

817,235	Koza Anadolu Metal Madencilik Isletmeleri AS *	1,321,841

	Total Turkey	41,416,448

	United Arab Emirates — 0.1%

474,388	Abu Dhabi Islamic Bank PJSC	606,549

114,770	Abu Dhabi National Oil Co for Distribution PJSC	107,980

1,657,747	Dubai Islamic Bank PJSC	2,009,168

717,123	Emaar Malls PJSC *	355,863

344,396	Emirates NBD Bank PJSC	1,025,557

	Total United Arab Emirates	4,105,117

	United Kingdom — 0.8%

386,665	Unilever Plc	23,484,219

	Vietnam — 0.1%

1,594,290	Kinh Bac City Development Share Holding Corp *	1,091,749

218,620	PetroVietnam Gas JSC	787,539

1,985,700	PetroVietnam Technical Services Corp	1,263,279

182,980	Pha Lai Thermal Power JSC	189,033

380,860	Vinh Hoan Corp	726,893

	Total Vietnam	4,058,493

	TOTAL COMMON STOCKS (COST $2,648,656,004)	2,743,665,739

	PREFERRED STOCKS (d) — 3.3%

	Brazil — 0.1%

493,300	Braskem SA – Class A*	2,080,968

115,500	Cia Paranaense de Energia – Class B	1,471,831

95,100	Lojas Americanas SA	407,034

	Total Brazil	3,959,833

	Chile — 0.0%

3,100	Sociedad Quimica y Minera de Chile SA Sponsored ADR	145,917

	Colombia — 0.1%

62,521	Banco Davivienda SA	488,520

5,142,584	Grupo Aval Acciones y Valores SA	1,487,185

	Total Colombia	1,975,705

	Russia — 1.9%

256,245	Bashneft PJSC	4,126,427

237,480	Nizhnekamskneftekhim PJSC	244,646

98,683,100	Surgutneftegas PJSC	51,270,111

554	Transneft PJSC	1,037,747

	Total Russia	56,678,931

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	South Korea — 1.1%

18,220	Amorepacific Corp	887,495

596,573	Samsung Electronics Co Ltd	32,913,826

	Total South Korea	33,801,321

	Taiwan — 0.1%

287,798	Chailease Holding Co. Ltd. *	1,003,671

605,412	CTBC Financial Holding Co Ltd	1,364,136

	Total Taiwan	2,367,807

	TOTAL PREFERRED STOCKS (COST $91,627,586)	98,929,514

	INVESTMENT FUNDS — 3.1%

	United States — 3.1%

1,557,096	iShares Core MSCI Emerging Markets ETF	91,276,967

	TOTAL INVESTMENT FUNDS (COST $92,240,542)	91,276,967

	DEBT OBLIGATIONS — 1.8%

	United States — 1.8%

17,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.24%, due 01/31/22 (e)	17,521,734

35,000,000	U.S. Treasury Note, 0.13%, due 04/30/22	35,001,367

	Total United States	52,523,101

	TOTAL DEBT OBLIGATIONS (COST $52,506,066)	52,523,101

	RIGHTS/WARRANTS — 0.0%

	Pakistan — 0.0%

106,184	Searle Co Ltd, Expires 31/12/20, Expires 12/31/20 * (b)	42,633

	TOTAL RIGHTS/WARRANTS (COST $0)	42,633

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.3%

9,419,950	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (f)	9,419,950

	U.S. Government — 0.1%

4,000,000	U.S. Treasury Bill, 0.08%, due 02/04/21 (e) (g)	3,999,421

	TOTAL SHORT-TERM INVESTMENTS (COST $13,419,134)	13,419,371

	TOTAL INVESTMENTS — 100.4% (Cost $2,898,449,332)	2,999,857,325

	Other Assets and Liabilities (net) — (0.4%)	(12,241,510)

	TOTAL NET ASSETS — 100.0%	$2,987,615,815

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
3,357	Mini MSCI Emerging Markets	December 2020	$201,806,055	$15,265,948

Sales
1,157	SGX Nifty 50	December 2020	$29,915,485	$38,666

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.25%)	Appreciation on Total Return on CSI 500 Index	GS	USD	39,327,680	12/07/2020	At Maturity	$—	$(129,868)	$(129,868)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Investment valued using significant unobservable inputs.
(c)	Affiliated company.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(g)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

GS - Goldman Sachs International

Currency Abbreviations:

USD - United States Dollar

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.1%

	Australia — 5.0%

556,139	Austal Ltd	1,192,056

147,865	BHP Group Ltd	4,123,402

4,487,022	Fortescue Metals Group Ltd	59,778,788

16,683	JB Hi-Fi Ltd	560,381

102,213	Pact Group Holdings Ltd	184,449

717,032	Rio Tinto Ltd	53,497,042

768,697	Sandfire Resources NL	2,474,067

	Total Australia	121,810,185

	Belgium — 1.5%

231,928	AGFA-Gevaert NV *	959,856

55,566	Orange Belgium SA	1,072,749

3,052	Sofina SA	968,808

302,182	UCB SA	32,337,301

	Total Belgium	35,338,714

	Denmark — 0.1%

10,980	Per Aarsleff Holding A/S	465,744

7,459	Schouw & Co A/S	724,538

	Total Denmark	1,190,282

	France — 8.3%

432,801	BNP Paribas SA *	22,030,086

11,182	Christian Dior SE	5,701,842

65,703	Cie de Saint-Gobain *	3,112,471

274,848	Credit Agricole SA *	3,170,992

3,817	Gaztransport Et Technigaz SA	377,255

14,927	IPSOS	476,898

107,639	L’Oreal SA	39,621,496

126,188	Metropole Television SA *	1,978,510

719,322	Peugeot SA *	16,876,234

115	Renault SA * (a)	4,588

42,362	Renault SA * (a)	1,681,849

562,896	Sanofi	56,739,244

63,698	Schneider Electric SE	8,874,756

4,690	SEB SA	830,795

171,353	Societe Generale SA *	3,397,545

871,822	STMicroelectronics NV – NY Shares	34,567,742

39,623	TOTAL SE (a)	1,681,813

16,637	TOTAL SE (a)	710,913

	Total France	201,835,029

	Germany — 4.9%

109,696	ADVA Optical Networking SE *	923,387

70,896	Allianz SE (Registered)	16,616,969

29,479	Bayerische Motoren Werke AG	2,557,877

42,541	Bechtle AG	9,286,855

33,827	Brenntag AG	2,590,414

930,767	CECONOMY AG *	4,585,298

5,093	Cewe Stiftung & Co KGaA	551,055

Shares	Description	Value ($)

	Germany — continued

192,634	Daimler AG (Registered Shares)	12,897,100

261,839	Deutsche Pfandbriefbank AG *	2,608,179

2,390	Deutsche Post AG (Registered)	115,289

448,613	Dialog Semiconductor Plc *	23,941,368

124,434	DWS Group GmbH & Co KGaA	4,845,865

9,244	HeidelbergCement AG	653,972

44,566	Henkel AG & Co KGaA	4,299,848

15,329	Hornbach Holding AG & Co KGaA	1,631,985

6,074	Indus Holding AG	235,302

64,802	Siemens AG (Registered)	8,649,422

203,966	Software AG	8,758,754

65,232	Volkswagen AG	12,057,506

	Total Germany	117,806,445

	Hong Kong — 2.5%

495,500	BOC Hong Kong Holdings Ltd	1,612,538

1,574,640	Champion (REIT)	943,268

506,800	Chow Tai Fook Jewellery Group Ltd	661,566

161,500	CK Asset Holdings Ltd	882,494

1,505,014	Dah Sing Banking Group Ltd	1,613,467

407,515	Dah Sing Financial Holdings Ltd	1,199,053

4,557,096	Esprit Holdings Ltd *	595,179

860,500	Johnson Electric Holdings Ltd	2,027,181

794,257	Luk Fook Holdings International Ltd	2,006,737

1,574,400	Man Wah Holdings Ltd	2,887,073

1,405,647	Pacific Textiles Holdings Ltd	968,563

1,484,000	Shun Tak Holdings Ltd	468,204

1,323,173	SmarTone Telecommunications Holdings Ltd	730,582

377,880	Television Broadcasts Ltd	386,815

52,034,920	WH Group Ltd	42,391,376

	Total Hong Kong	59,374,096

	Ireland — 0.8%

70,354	CRH Plc *	2,767,245

288,400	CRH Plc Sponsored ADR	11,319,700

4,723	Flutter Entertainment Plc *	860,513

49,273	Glanbia Plc	605,979

33,861	Kingspan Group Plc *	2,954,223

27,178	Smurfit Kappa Group Plc	1,140,124

	Total Ireland	19,647,784

	Italy — 3.7%

793,653	Anima Holding SPA	3,495,061

147,282	CNH Industrial NV *	1,604,607

72,194	De’ Longhi SPA *	2,520,459

4,679,655	Enel SPA	46,950,142

377,340	EXOR NV	26,394,710

2,968,848	Intesa Sanpaolo SPA *	6,877,234

41,785	La Doria SPA	636,920

	Total Italy	88,479,133

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — 20.5%

72,453	AOKI Holdings Inc	283,406

2,121,876	Asahi Kasei Corp	19,399,107

3,270,550	Astellas Pharma Inc	46,584,185

51,727	Autobacs Seven Co Ltd	642,424

592,121	Brother Industries Ltd	11,310,180

45,036	Cawachi Ltd	1,290,430

85,719	Daiwabo Holdings Co Ltd	5,349,847

337,562	DCM Holdings Co Ltd	3,831,163

80,385	Dexerials Corp	980,501

27,100	Dip Corp	629,480

61,078	Doutor Nichires Holdings Co Ltd	840,981

6,566	DTS Corp	138,064

6,621	Ehime Bank Ltd (The)	68,024

29,300	Fuji Corp	707,911

352,045	Fuji Electric Co Ltd	12,464,886

59,600	Fujitsu General Ltd	1,803,117

311,696	Fujitsu Ltd	43,119,433

29,789	Fuyo General Lease Co Ltd	1,815,456

102,812	Geo Holdings Corp	1,250,342

20,135	Gunze Ltd	691,932

89,500	Haseko Corp	967,258

925,278	Hitachi Ltd	35,117,766

41,400	Honda Motor Co Ltd	1,151,827

1,336,768	ITOCHU Corp	35,276,310

120,200	Itochu Techno-Solutions Corp	4,238,402

101,300	Japan Post Insurance Co Ltd	1,685,293

93,200	Japan Tobacco Inc	1,886,571

143,900	K’s Holdings Corp	1,747,372

156,611	Kanematsu Corp	1,803,442

2,020,700	KDDI Corp	57,501,775

41,269	Kohnan Shoji Co Ltd	1,275,643

24,867	Mandom Corp	389,529

9,100	MEIJI Holdings Co Ltd	644,021

2,083,656	Mitsubishi Chemical Holdings Corp	11,471,257

4,005,500	Mitsubishi UFJ Financial Group Inc	17,092,727

37,300	Mixi Inc	1,019,230

195,600	Mizuho Financial Group Inc	2,478,164

45,150	Modec Inc	756,340

76,266	Namura Shipbuilding Co Ltd	110,096

85,200	NEC Corp	4,590,316

135,200	NEC Networks & System Integration Corp	2,387,617

110,457	Nichias Corp	2,568,454

109,909	Nippo Corp	2,864,836

67,333	Nippon Signal Co Ltd	598,668

2,374,188	Nippon Telegraph & Telephone Corp	56,150,160

8,400	Nitori Holdings Co Ltd	1,785,981

61,000	NS Solutions Corp	1,802,104

488,700	Obayashi Corp	4,301,621

96,801	Okinawa Electric Power Co (The)	1,344,013

97,400	Otsuka Corp	4,723,249

60,600	Panasonic Corp	642,695

93,902	Press Kogyo Co Ltd	272,405

Shares	Description	Value ($)

	Japan — continued

71,896	Prima Meat Packers Ltd	1,994,079

145,300	Renesas Electronics Corp *	1,287,592

33,857	San-A Co Ltd	1,309,319

98,887	Seiko Holdings Corp	1,271,052

477,428	Sekisui Chemical Co Ltd	8,230,040

262,700	Shimizu Corp	1,986,723

33,600	Shinko Electric Industries Co Ltd	740,252

1,907,287	Sojitz Corp	4,165,502

34,800	Sony Corp	3,242,854

5,971,363	Sumitomo Chemical Co Ltd	21,096,065

190,200	Sumitomo Mitsui Financial Group Inc	5,468,738

64,603	T-Gaia Corp	1,137,405

57,900	Tokyo Electron Ltd	19,677,521

42,861	Tokyo Seimitsu Co Ltd	1,885,106

149,395	Tokyu Construction Co Ltd	669,615

69,611	Towa Pharmaceutical Co Ltd	1,268,767

23,300	Toyo Suisan Kaisha Ltd	1,146,031

27,682	TPR Co Ltd	346,282

113,367	TS Tech Co Ltd	3,315,905

75,819	TSI Holdings Co Ltd	145,806

106,514	Valor Holdings Co Ltd	2,641,320

23,104	Warabeya Nichiyo Holdings Co Ltd	307,971

24,646	Yahagi Construction Co Ltd	213,334

	Total Japan	497,393,290

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (b)	—

	Netherlands — 7.6%

61,337	ASM International NV	10,814,430

505,260	ASR Nederland NV	18,724,041

110,703	Flow Traders	3,563,436

133,391	Heineken Holding NV	12,289,657

1,271,124	ING Groep NV *	12,363,862

1,135,707	Koninklijke Ahold Delhaize NV	32,471,340

142,278	Koninklijke Vopak NV	7,460,604

276,623	Randstad NV *	17,108,675

589,524	Signify NV *	24,849,487

540,596	Wolters Kluwer NV	45,257,854

	Total Netherlands	184,903,386

	Norway — 2.8%

373,819	BW LPG Ltd	2,387,190

2,409,657	DNB ASA *	43,449,084

264,825	Gjensidige Forsikring ASA	5,766,244

77,764	Norwegian Finans Holding ASA *	618,432

1,722,837	Orkla ASA	16,490,775

10,853	SpareBank 1 Nord Norge	89,056

	Total Norway	68,800,781

	Portugal — 3.3%

128,547	Altri SGPS SA	692,717

3,780,423	Banco Comercial Portugues SA – Class R *	534,373

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued

287,147	CTT-Correios de Portugal SA *	835,500

171,141	EDP Renovaveis SA	3,627,298

8,323,655	EDP – Energias de Portugal SA	44,492,109

782,303	Galp Energia SGPS SA	8,393,150

1,165,868	Jeronimo Martins SGPS SA	19,976,593

630,348	REN – Redes Energeticas Nacionais SGPS SA	1,728,598

	Total Portugal	80,280,338

	Singapore — 4.3%

1,354,200	AEM Holdings Ltd	3,538,456

3,099,300	DBS Group Holdings Ltd	57,819,274

733,400	Hi-P International Ltd	931,069

20,200	Jardine Cycle & Carriage Ltd	292,348

131,000	Oversea-Chinese Banking Corp Ltd	976,674

1,863,600	Singapore Exchange Ltd	12,287,833

397,500	United Overseas Bank Ltd	6,611,402

756,600	Venture Corp Ltd	10,560,090

1,126,700	Wilmar International Ltd	3,507,305

11,736,300	Yangzijiang Shipbuilding Holdings Ltd	7,626,473

	Total Singapore	104,150,924

	Spain — 6.5%

38,915	ACS Actividades de Construccion y Servicios SA	1,229,440

111,881	Aena SME SA *	18,226,312

850,215	Banco Bilbao Vizcaya Argentaria SA	3,936,984

1,087,626	Banco de Sabadell SA	424,031

2,679,551	Banco Santander SA *	7,771,014

141,223	Bankinter SA	700,328

925,412	CaixaBank SA	2,367,347

236,572	Cia de Distribucion Integral Logista Holdings SA	4,362,537

94,275	Ebro Foods SA	2,231,100

1,500,612	Endesa SA	43,131,440

3,144,138	Iberdrola SA	43,161,820

689,290	Industria de Diseno Textil SA	22,880,552

115,077	Mediaset Espana Comunicacion SA *	518,689

90,685	Viscofan SA	6,427,038

	Total Spain	157,368,632

	Sweden — 3.3%

396,177	Betsson AB *	3,417,888

84,792	Swedbank AB – A Shares *	1,535,323

524,746	Swedish Match AB	42,452,929

1,456,172	Volvo AB – B Shares *	33,166,651

	Total Sweden	80,572,791

	Switzerland — 6.1%

320,311	ABB Ltd (Registered)	8,471,494

50,929	Ascom Holding AG (Registered) *	694,285

5,691	Kardex Holding AG (Registered)	1,120,967

16,732	Logitech International SA (Registered)	1,491,239

82,928	Nestle SA (Registered)	9,289,136

Shares	Description	Value ($)

	Switzerland — continued

439,356	Novartis AG (Registered)	39,777,304

24,450	Roche Holding AG	8,127,631

226,551	Roche Holding AG – Genusschein	74,409,974

72,356	Wizz Air Holdings Plc *	4,332,636

4,556	Zehnder Group AG – Class RG	247,477

	Total Switzerland	147,962,143

	United Kingdom — 16.9%

1,747,051	3i Group Plc	24,698,174

149,560	Anglo American Plc	4,355,164

35,896	Ashtead Group Plc	1,515,114

81,816	AVEVA Group Plc	3,681,254

575,174	Barclays Plc *	1,020,791

3,579,480	Barratt Developments Plc *	29,345,945

224,342	Bellway Plc	8,427,086

323,402	Berkeley Group Holdings Plc (The)	19,767,514

1,203,175	British American Tobacco Plc	42,354,478

520,900	British American Tobacco Plc Sponsored ADR	18,392,979

263,343	Centamin Plc	398,941

171,170	Coca-Cola HBC AG *	4,889,408

37,951	Cranswick Plc	1,729,521

277,834	Dunelm Group Plc *	4,468,468

652,166	Electrocomponents Plc	7,022,827

103,020	Ferguson Plc	11,531,958

1,216,721	Ferrexpo Plc	3,411,991

2,648,087	Firstgroup Plc *	2,136,939

76,642	Fresnillo Plc	1,078,259

264,593	Galliford Try Holdings Plc *	382,146

19,814	Games Workshop Group Plc	2,594,748

2,400,765	GlaxoSmithKline Plc	43,573,419

71,690	Grafton Group Plc *	812,094

15,416	Greggs Plc *	345,125

117,113	Halfords Group Plc	415,566

1,232,400	HSBC Holdings Plc	6,427,293

1,012,185	IG Group Holdings Plc	10,783,260

852,714	Inchcape Plc *	6,788,231

1,335,665	JD Sports Fashion Plc	13,705,950

1,691,295	Kingfisher Plc *	6,142,147

3,999,481	Legal & General Group Plc	13,207,773

351,702	National Express Group Plc *	1,036,419

347,336	Next Plc	30,003,859

1,141,889	Persimmon Plc	40,071,439

705,210	Pets at Home Group Plc	3,889,352

392,209	Plus500 Ltd	8,049,570

993,967	QinetiQ Group Plc	3,864,832

193,452	Royal Dutch Shell Plc – A Shares	3,266,216

48,500	Royal Dutch Shell Plc – Class B Sponsored ADR	1,573,825

61,068	Savills Plc *	742,031

156,969	Softcat Plc	2,366,451

24,843	Spectris Plc	874,950

968,264	Spirent Communications Plc	3,306,426

1,367,633	Tate & Lyle Plc	11,553,422

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

292,609	Vesuvius Plc	1,889,473

27,982	Vistry Group Plc *	309,535

	Total United Kingdom	408,202,363

	TOTAL COMMON STOCKS (COST $2,274,578,347)	2,375,116,316

	PREFERRED STOCKS (c) — 0.9%

	Germany — 0.9%

30,562	Bayerische Motoren Werke AG	2,008,086

47,671	Draegerwerk AG & Co KGaA	3,735,272

36,172	Henkel AG & Co KGaA	3,891,577

148,175	Schaeffler AG	1,102,642

67,711	Volkswagen AG	11,365,823

	Total Germany	22,103,400

	TOTAL PREFERRED STOCKS (COST $23,084,609)	22,103,400

	RIGHTS/WARRANTS — 0.1%

	United Kingdom — 0.1%

107,672	AVEVA Group Plc, Expires 12/09/20 *	1,607,679

	TOTAL RIGHTS/WARRANTS (COST $1,229,129)	1,607,679

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.6%

	Money Market Funds — 0.7%

18,425,406	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	18,425,406

	U.S. Government — 0.9%

21,000,000	U.S. Treasury Bill, 0.10%, due 10/07/21 (e)(f)	20,981,464

	TOTAL SHORT-TERM INVESTMENTS (COST $39,406,927)	39,406,870

	TOTAL INVESTMENTS — 100.7% (Cost $2,338,299,012)	2,438,234,265

	Other Assets and Liabilities (net) — (0.7%)	(17,622,891)

	TOTAL NET ASSETS — 100.0%	$2,420,611,374

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 1	Mini MSCI EAFE	December 2020	$101,650	$12,466

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(f)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Automobiles & Components — 3.5%

75,600	Toyota Industries Corp	5,448,120

	Banks — 2.6%

947,000	Mitsubishi UFJ Financial Group Inc	4,041,147

	Capital Goods — 17.1%

468,300	Amada Co Ltd	4,488,937

147,800	Ebara Corp	4,713,847

206,200	Fuji Corp	4,981,950

411,600	Hazama Ando Corp	2,703,785

114,000	Kinden Corp	1,820,966

158,100	Kyowa Exeo Corp	4,060,427

25,900	Kyudenko Corp	739,112

453,500	Penta-Ocean Construction Co Ltd	3,365,564

	Total Capital Goods	26,874,588

	Commercial & Professional Services — 5.8%

47,300	Secom Co Ltd	4,720,190

318,800	Toppan Printing Co Ltd	4,340,280

	Total Commercial & Professional Services	9,060,470

	Consumer Durables & Apparel — 8.5%

295,800	Asics Corp	5,316,200

325,000	Haseko Corp	3,512,389

255,800	Sumitomo Forestry Co Ltd	4,631,740

	Total Consumer Durables & Apparel	13,460,329

	Diversified Financials — 8.7%

92,600	Jafco Co Ltd	3,962,665

340,500	ORIX Corp	5,039,866

103,400	Zenkoku Hosho Co Ltd	4,718,560

	Total Diversified Financials	13,721,091

	Food, Beverage & Tobacco — 5.6%

99,300	NH Foods Ltd	4,229,027

407,800	Takara Holdings Inc	4,666,225

	Total Food, Beverage & Tobacco	8,895,252

	Insurance — 2.6%

138,900	MS&AD Insurance Group Holdings Inc	4,040,784

	Materials — 7.5%

143,800	Denka Co Ltd	4,436,892

193,700	Teijin Ltd	3,303,002

263,900	Tosoh Corp	4,133,070

	Total Materials	11,872,964

Shares	Description	Value ($)

	Media & Entertainment — 2.9%

146,300	Kadokawa Corp	4,631,425

	Pharmaceuticals, Biotechnology & Life Sciences — 2.6%

142,100	Tsumura & Co	4,134,964

	Real Estate — 6.3%

270,700	Aeon Mall Co Ltd	4,326,337

785,300	Kenedix Inc	5,654,664

	Total Real Estate	9,981,001

	Retailing — 2.5%

323,200	K’s Holdings Corp	3,924,604

	Semiconductors & Semiconductor Equipment — 6.1%

53,100	Rohm Co Ltd	4,415,365

118,500	Tokyo Seimitsu Co Ltd	5,211,849

	Total Semiconductors & Semiconductor Equipment	9,627,214

	Technology Hardware & Equipment — 11.9%

129,400	Amano Corp	3,035,016

45,500	Daiwabo Holdings Co Ltd	2,839,721

109,900	Hitachi Ltd	4,171,117

80,200	Horiba Ltd	4,290,610

246,000	Yokogawa Electric Corp	4,334,160

	Total Technology Hardware & Equipment	18,670,624

	Telecommunication Services — 2.9%

158,000	KDDI Corp	4,496,105

	TOTAL COMMON STOCKS (COST $143,506,733)	152,880,682

	SHORT-TERM INVESTMENTS — 2.3%

	Money Market Funds — 2.3%

3,729,257	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	3,729,257

	TOTAL SHORT-TERM INVESTMENTS (COST $3,729,257)	3,729,257

	TOTAL INVESTMENTS — 99.4% (Cost $147,235,990)	156,609,939

	Other Assets and Liabilities (net) — 0.6%	868,429

	TOTAL NET ASSETS — 100.0%	$157,478,368

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2020.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Banks — 6.2%

5,867,501	US Bancorp	253,534,718

6,803,401	Wells Fargo & Co.	186,073,017

	Total Banks	439,607,735

	Capital Goods — 6.2%

1,092,019	3M Co.	188,624,442

552,674	Knorr-Bremse AG	70,748,339

1,293,020	Otis Worldwide Corp.	86,554,759

1,346,103	Raytheon Technologies Corp.	96,542,507

	Total Capital Goods	442,470,047

	Consumer Durables & Apparel — 1.0%

124,083	LVMH Moet Hennessy Louis Vuitton SE	71,272,734

	Consumer Services — 2.1%

8,301,782	Compass Group Plc	146,075,341

	Diversified Financials — 4.1%

1,652,051	American Express Co.	195,916,728

1,952,248	Charles Schwab Corp. (The)	95,230,657

	Total Diversified Financials	291,147,385

	Food, Beverage & Tobacco — 5.6%

5,934,817	Coca-Cola Co. (The)	306,236,557

559,822	Nestle SA (Registered)	62,708,165

356,315	Philip Morris International, Inc.	26,990,861

	Total Food, Beverage & Tobacco	395,935,583

	Health Care Equipment & Services — 14.7%

1,257,931	Abbott Laboratories	136,133,293

677,749	Anthem, Inc.	211,132,368

1,958,566	Medtronic Plc	222,688,954

1,011,217	Quest Diagnostics, Inc.	125,370,684

1,023,218	UnitedHealth Group, Inc.	344,149,142

	Total Health Care Equipment & Services	1,039,474,441

	Household & Personal Products — 2.7%

2,866,860	Unilever Plc (a)	174,119,634

274,530	Unilever Plc (a)	16,642,191

	Total Household & Personal Products	190,761,825

	Media & Entertainment — 7.3%

111,075	Alphabet, Inc. – Class A *	194,869,980

72,059	Alphabet, Inc. – Class C *	126,877,164

704,566	Facebook, Inc. – Class A *	195,143,645

	Total Media & Entertainment	516,890,789

	Pharmaceuticals, Biotechnology & Life Sciences — 9.3%

710,702	Eli Lilly & Co.	103,513,746

Shares / Par Value†	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — continued

1,531,126	Johnson & Johnson	221,523,310

1,945,054	Merck & Co., Inc.	156,362,891

529,833	Roche Holding AG – Genusschein	174,022,008

	Total Pharmaceuticals, Biotechnology & Life Sciences	655,421,955

	Retailing — 2.9%

3,228,070	TJX Cos, Inc. (The)	205,014,726

	Semiconductors & Semiconductor Equipment — 9.4%

84,341	ASML Holding NV	36,644,809

433,197	Lam Research Corp.	196,090,954

13,703,790	Taiwan Semiconductor Manufacturing Co Ltd	233,263,576

1,250,990	Texas Instruments, Inc.	201,722,138

	Total Semiconductors & Semiconductor Equipment	667,721,477

	Software & Services — 19.2%

1,122,093	Accenture Plc – Class A	279,502,145

206,237	Adobe, Inc. *	98,678,217

1,890,339	Microsoft Corp.	404,664,870

4,048,493	Oracle Corp.	233,679,016

264,163	salesforce.com, Inc. *	64,931,266

1,371,504	SAP SE	165,562,886

527,860	Visa, Inc. – Class A	111,035,351

	Total Software & Services	1,358,053,751

	Technology Hardware & Equipment — 6.8%

2,715,754	Apple, Inc.	323,310,514

3,730,176	Cisco Systems, Inc.	160,472,171

	Total Technology Hardware & Equipment	483,782,685

	Transportation — 1.2%

2,137,911	Lyft, Inc. – Class A *	81,604,063

	TOTAL COMMON STOCKS (COST $4,381,930,949)	6,985,234,537

	MUTUAL FUNDS — 0.1%

	Affiliated Issuers — 0.1%

1,950,588	GMO U.S. Treasury Fund	9,830,961

	TOTAL MUTUAL FUNDS (COST $9,752,902)	9,830,961

	SHORT-TERM INVESTMENTS — 1.3%

	Money Market Funds — 0.1%

5,730,800	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	5,730,800

	U.S. Government — 1.2%

45,000,000	U.S. Treasury Bill, 0.10%, due 10/07/21 (c)	44,960,281

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	U.S. Government — continued

40,000,000	U.S. Treasury Bill, 0.11%, due 11/04/21 (c)	39,958,689

	Total U.S. Government	84,918,970

	TOTAL SHORT-TERM INVESTMENTS (COST $90,659,520)	90,649,770

	TOTAL INVESTMENTS — 100.1% (Cost $4,482,343,371)	7,085,715,268

	Other Assets and Liabilities (net) — (0.1%)	(5,193,581)

	TOTAL NET ASSETS — 100.0%	$7,080,521,687

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(c)	The rate shown represents yield-to-maturity.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.0%

	Argentina — 1.0%

1,195,954	Adecoagro SA *	7,390,996

	Australia — 5.1%

3,505,690	Beach Energy Ltd	4,476,104

14,700,000	Clean TeQ Holdings Ltd *	2,940,561

887,101	Fortescue Metals Group Ltd	11,818,489

4,770,582	Jupiter Mines Ltd	981,592

428,534	Mineral Resources Ltd (a)	10,160,359

1,909,832	Sandfire Resources NL	6,146,834

	Total Australia	36,523,939

	Austria — 1.4%

291,983	OMV AG	9,777,070

	Brazil — 1.0%

342,700	Petroleo Brasileiro SA	1,634,372

1,194,657	Sao Martinho SA	5,835,699

	Total Brazil	7,470,071

	Canada — 4.7%

254,500	Canadian Solar Inc * (a)	10,882,420

243,200	Enerflex Ltd (a)	1,288,378

283,100	Frontera Energy Corp	608,184

2,932,000	Ivanhoe Mines Ltd – Class A * (a)	13,726,465

8,838,100	Largo Resources Ltd *	7,213,664

	Total Canada	33,719,111

	China — 4.6%

5,046,000	China High Speed Transmission Equipment Group Co Ltd	3,625,152

3,288,000	China Water Affairs Group Ltd	2,587,277

20,888,000	CNOOC Ltd	20,784,967

339,612	Sungrow Power Supply Co Ltd – Class A	2,479,666

2,196,400	Xinjiang Goldwind Science & Technology Co Ltd – Class H	3,533,752

	Total China	33,010,814

	Colombia — 0.9%

10,530,069	Ecopetrol SA	6,093,312

	Denmark — 0.6%

21,946	Vestas Wind Systems A/S	4,472,890

	Finland — 1.9%

201,344	Neste Oyj	13,453,860

	France — 2.6%

113,372	Suez	2,168,674

248,490	TOTAL SA	10,547,251

103,327	Veolia Environnement SA	2,370,229

Shares	Description	Value ($)

	France — continued

58,741	Vilmorin & Cie SA	3,492,888

	Total France	18,579,042

	Germany — 0.7%

554,063	K+S AG (Registered)	4,980,580

	Hungary — 1.0%

1,072,359	MOL Hungarian Oil & Gas Plc *	7,152,104

	India — 2.4%

6,047,822	Oil & Natural Gas Corp Ltd	6,335,326

1,192,557	Oil India Ltd	1,533,375

5,642,401	Vedanta Ltd	9,101,400

	Total India	16,970,101

	Israel — 1.5%

63,085	Equital Ltd *	1,412,398

959,199	ICL Group Ltd	4,561,937

25,715	Israel Corp Ltd (The) *	4,380,816

94,114	Naphtha Israel Petroleum Corp Ltd *	426,981

	Total Israel	10,782,132

	Japan — 1.9%

122,100	Ebara Corp	3,894,186

770,500	Inpex Corp	4,267,696

138,800	Mitsubishi Materials Corp (a)	2,624,216

53,600	Nittetsu Mining Co Ltd	2,704,130

	Total Japan	13,490,228

	Mexico — 2.5%

4,965,740	Grupo Mexico SAB de CV Series B	18,059,247

	Norway — 2.6%

748,690	Austevoll Seafood ASA	6,808,233

2,922,953	DNO ASA * (a)	1,947,552

470,577	Equinor ASA	7,325,521

160,538	TGS NOPEC Geophysical Co ASA	2,206,073

	Total Norway	18,287,379

	Pakistan — 0.7%

3,324,222	Fauji Fertilizer Co Ltd	2,152,214

3,032,049	Oil & Gas Development Co Ltd	1,863,333

457,975	Pakistan Oilfields Ltd	1,129,280

	Total Pakistan	5,144,827

	Poland — 0.8%

4,335,248	Polskie Gornictwo Naftowe i Gazownictwo SA	5,534,487

	Russia — 13.0%

1,265,530	Gazprom Neft PJSC	5,233,610

699,380	Gazprom PJSC	1,669,092

312,865	LUKOIL PJSC Sponsored ADR	20,140,733

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

839,685	MMC Norilsk Nickel PJSC ADR	23,287,528

131,477	Novatek PJSC Sponsered GDR (Registered)	20,228,763

869,812	PhosAgro PJSC GDR (Registered)	11,109,949

575,419	Ros Agro Plc GDR (Registered)	6,126,450

739,296	Tatneft PJSC	4,766,946

	Total Russia	92,563,071

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd *(b)	—

	South Africa — 0.3%

139,983	African Rainbow Minerals Ltd	2,164,867

	South Korea — 0.2%

2,326	Young Poong Corp	1,072,289

	Spain — 1.2%

879,938	Repsol SA	8,433,984

	Switzerland — 0.6%

1,745	Gurit Holding AG	4,391,779

	Thailand — 0.7%

1,523,164	PTT Exploration & Production Pcl (Foreign Registered)	4,841,672

	Turkey — 0.4%

1,642,447	Koza Anadolu Metal Madencilik Isletmeleri AS *	2,656,584

	Ukraine — 0.6%

325,180	Kernel Holding SA	4,204,279

	United Kingdom — 12.6%

418,545	Anglo American Plc	12,187,966

440,378	BHP Group Plc	9,957,233

937,771	BP Plc	3,044,782

1,043,459	Central Asia Metals Plc	2,999,904

1,637,147	Ferrexpo Plc	4,590,971

8,413,445	Glencore Plc *	23,719,640

1,061,711	John Wood Group Plc *	4,153,814

744,897	Petrofac Ltd *(a)	1,503,592

1,657,344	Royal Dutch Shell Plc – A Shares	27,784,323

	Total United Kingdom	89,942,225

	United States — 21.5%

74,700	AGCO Corp.	6,910,497

25,531	Albemarle Corp.	3,471,450

88,800	Baker Hughes Co.	1,662,336

54,100	Cactus, Inc. – Class A	1,255,120

392,700	Darling Ingredients, Inc. *	18,959,556

53,300	Enphase Energy, Inc. *	7,279,181

64,600	First Solar, Inc. *	6,035,578

818,382	Freeport-McMoRan, Inc.	19,141,955

Shares / Par Value†	Description	Value ($)

	United States — continued

111,700	FutureFuel Corp.	1,339,283

941,924	GrafTech International Ltd.	7,441,199

13,641,000	Kosmos Energy Ltd.	24,008,160

139,400	Liberty Oilfield Services, Inc. – Class A	1,296,420

280,500	Livent Corp. * (a)	4,255,185

643,607	Mosaic Co. (The)	14,133,610

323,900	NexTier Oilfield Solutions, Inc. *	906,920

348,400	ProPetro Holding Corp. *	2,010,268

311,354	Renewable Energy Group, Inc. *	18,083,440

43,055	SolarEdge Technologies, Inc. *	11,968,429

170,200	Talos Energy, Inc. *	1,456,912

735,200	W&T Offshore, Inc. * (a)	1,440,992

	Total United States	153,056,491

	TOTAL COMMON STOCKS (COST $554,526,847)	634,219,431

	PREFERRED STOCKS (c) — 9.2%

	Brazil — 5.3%

3,258,599	Bradespar SA	35,338,896

616,100	Petroleo Brasileiro SA	2,863,495

	Total Brazil	38,202,391

	Chile — 1.8%

269,012	Sociedad Quimica y Minera de Chile SA Sponsored ADR	12,662,395

	Russia — 2.1%

74,885	Bashneft PJSC	1,205,906

5,091,084	Surgutneftegas PJSC	2,645,037

1,830,786	Tatneft PJSC	11,221,619

	Total Russia	15,072,562

	TOTAL PREFERRED STOCKS (COST $44,295,824)	65,937,348

	DEBT OBLIGATIONS — 0.6%

	United States — 0.6%

4,250,000	U.S. Treasury Note, 1.38%, due 01/31/22	4,311,592

	TOTAL DEBT OBLIGATIONS (COST $4,311,827)	4,311,592

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23*(a)(b)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.1%

	Money Market Funds — 1.1%

8,069,823	State Street Institutional Treasury Money Market Fund – Premier Class,0.01% (d)	8,069,823

	TOTAL SHORT-TERM INVESTMENTS (COST $8,069,823)	8,069,823

	TOTAL INVESTMENTS — 99.9% (Cost $611,204,321)	712,538,194

	Other Assets and Liabilities (net) — 0.1%	430,307

	TOTAL NET ASSETS — 100.0%	$712,968,501

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 40.7%

	U.S. Government — 40.7%

5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.14%, due 07/31/22	5,000,641

	TOTAL DEBT OBLIGATIONS (COST $5,000,000)	5,000,641

	SHORT-TERM INVESTMENTS — 57.9%

	Money Market Funds — 3.9%

480,432	State Street Institutional Treasury Money Market Fund-Premier Class, 0.01% (a)	480,432

Par Value†	Description	Value ($)

	U.S. Government — 54.0%

6,600,000	U.S. Treasury Note, 1.13%, due 06/30/21 (b)	6,639,703

	TOTAL SHORT-TERM INVESTMENTS (COST $7,103,430)	7,120,135

	TOTAL INVESTMENTS — 98.6% (Cost $12,103,430)	12,120,776

	Other Assets and Liabilities (net) — 1.4%	168,064

	TOTAL NET ASSETS — 100.0%	$12,288,840

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Written Options

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Index Options – Puts
S&P 500 Index	3,570.00	12/18/20	34	USD	(12,313,542)	(124,780)

	TOTAL WRITTEN OPTIONS (Premiums $249,107)					$(124,780)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Currency Abbreviations:

USD - United States Dollar

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.5%

	Australia — 4.6%

6,116	Accent Group Ltd	9,701

1,462	Australian Pharmaceutical Industries Ltd	1,292

66,782	Fortescue Metals Group Ltd	889,710

3,342	JB Hi-Fi Ltd	112,258

9,602	Rio Tinto Ltd	716,395

	Total Australia	1,729,356

	Belgium — 1.3%

79	Sofina SA	25,077

4,429	UCB SA	473,959

	Total Belgium	499,036

	Brazil — 0.5%

24,800	Banco do Brasil SA	156,742

4,100	Cia de Saneamento do Parana	19,132

3,600	Qualicorp Consultoria e Corretora de Seguros SA	22,289

	Total Brazil	198,163

	China — 2.0%

19,000	BAIC Motor Corp Ltd – Class H	7,111

423,000	Bank of China Ltd – Class H	149,301

223,000	Bank of Communications Co Ltd – Class H	123,232

47,000	China CITIC Bank Corp Ltd – Class H	20,329

121,000	China Everbright Bank Co Ltd – Class H	47,197

90,000	China Huarong Asset Management Co Ltd – Class H	10,318

90,000	China Lesso Group Holdings Ltd	160,874

54,000	China Medical System Holdings Ltd	55,137

49,000	China Minsheng Banking Corp Ltd – Class H	27,028

35,000	China Railway Group Ltd – Class H	17,277

3,000	China SCE Group Holdings Ltd	1,374

37,000	Chongqing Rural Commercial Bank Co Ltd – Class H	15,865

4,000	IGG Inc	3,992

42,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	71,530

11,000	TCL Electronics Holdings Ltd *	8,661

10,000	Tianneng Power International Ltd	20,981

	Total China	740,207

	Denmark — 0.1%

2,720	Scandinavian Tobacco Group A/S	41,856

	France — 7.9%

323	APERAM SA	12,277

600	ArcelorMittal SA *	10,910

4,982	BNP Paribas SA *	253,590

87	Christian Dior SE	44,362

440	Cie de Saint-Gobain *	20,844

247	Cie Generale des Etablissements Michelin SCA	30,724

7,150	Credit Agricole SA *	82,491

1,112	Eiffage SA *	108,717

27	Faurecia SE *	1,337

Shares	Description	Value ($)

	France — continued

246	Fnac Darty SA *	13,152

432	Kaufman & Broad SA	18,378

1,135	L’Oreal SA	417,789

705	La Francaise des Jeux SAEM	29,486

196	Legrand SA	16,597

555	Nexans SA *	34,965

11,162	Peugeot SA *	261,875

1,207	Quadient SA	21,577

770	Rexel SA *	10,413

9,630	Sanofi	970,693

2,562	Schneider Electric SE	356,952

410	SEB SA	72,628

5,712	Societe Generale SA *	113,256

769	TOTAL SE	32,641

361	Valeo SA	13,927

	Total France	2,949,581

	Germany — 4.5%

276	AIXTRON SE *	4,018

362	Allianz SE (Registered)	84,847

362	BASF SE	26,465

889	Bayerische Motoren Werke AG	77,138

753	Bechtle AG	164,383

470	Brenntag AG	35,992

1,901	Daimler AG (Registered)	127,275

1,063	Deutsche Pfandbriefbank AG *	10,589

218	Deutsche Post AG (Registered)	10,516

6,286	Dialog Semiconductor Plc *	335,468

909	DWS Group GmbH & Co KGaA	35,399

169	Eckert & Ziegler Strahlen- und Medizintechnik AG	8,693

356	Elmos Semiconductor SE	11,367

144	Hannover Rueck SE	24,065

1,379	HeidelbergCement AG	97,558

755	Henkel AG & Co KGaA	72,845

959	Merck KGaA	153,133

1,747	Siemens AG (Registered)	233,180

1	Siemens Healthineers AG	46

1,053	Software AG	45,218

631	Volkswagen AG	116,634

	Total Germany	1,674,829

	Hong Kong — 1.4%

7,600	Chow Tai Fook Jewellery Group Ltd	9,921

11,200	Dah Sing Banking Group Ltd	12,007

6,000	Johnson Electric Holdings Ltd	14,135

4,500	Kerry Logistics Network Ltd	9,864

574,500	WH Group Ltd	468,029

	Total Hong Kong	513,956

	Hungary — 0.2%

3,883	Magyar Telekom Telecommunications Plc	5,012

2,515	Richter Gedeon Nyrt	59,601

	Total Hungary	64,613

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)
	India — 0.4%

37,955	Power Finance Corp Ltd	55,035

1,169	Rajesh Exports Ltd *	7,098

60,826	REC Ltd	97,154

	Total India	159,287

	Ireland — 2.1%

6,765	CRH Plc	262,306

4,260	CRH Plc Sponsored ADR	167,205

63	Flutter Entertainment Plc *	11,478

432	Kerry Group Plc – Class A	60,574

110	Kingspan Group Plc *	9,597

5,872	Smurfit Kappa Group Plc (a)	249,831

301	Smurfit Kappa Group Plc (a)	12,627

	Total Ireland	773,618

	Italy — 2.5%

3,466	Arnoldo Mondadori Editore SPA *	6,177

307	Banca Mediolanum SPA *	2,806

807	De’ Longhi SPA *	28,174

48,652	Enel SPA	488,117

5,591	EXOR NV	391,087

235	Recordati Industria Chimica e Farmaceutica SPA	12,569

1,623	Unipol Gruppo SPA *	7,828

	Total Italy	936,758

	Japan — 20.4%

45,500	Astellas Pharma Inc	648,081

4,200	Bandai Namco Holdings Inc	382,234

6,100	Brother Industries Ltd	116,517

4,300	Chugai Pharmaceutical Co Ltd	207,979

1,100	Daiwabo Holdings Co Ltd	68,653

800	DCM Holdings Co Ltd	9,080

600	Dip Corp	13,937

700	Fuji Corp	16,913

1,200	FUJIFILM Holdings Corp	64,556

2,700	Fujitsu General Ltd	81,685

4,700	Fujitsu Ltd	650,189

10,900	Haseko Corp	117,800

6,900	Hitachi Ltd	261,881

24,400	ITOCHU Corp	643,898

2,000	Itochu Techno-Solutions Corp	70,523

400	Japan Post Insurance Co Ltd	6,655

3,500	K’s Holdings Corp	42,500

29,800	KDDI Corp	848,000

800	Kohnan Shoji Co Ltd	24,728

8,500	Mitsubishi Chemical Holdings Corp	46,795

700	Mitsubishi Gas Chemical Co Inc	14,816

38,900	Mitsubishi UFJ Financial Group Inc	165,999

600	Mixi Inc	16,395

2,700	Mizuho Financial Group Inc	34,208

2,000	NEC Corp	107,754

3,300	NEC Networks & System Integration Corp	58,278

Shares	Description	Value ($)

	Japan — continued

1,000	Nichias Corp	23,253

34,600	Nippon Telegraph & Telephone Corp	818,299

100	Nitori Holdings Co Ltd	21,262

100	NS Solutions Corp	2,954

400	NTT DOCOMO Inc	14,877

4,800	Obayashi Corp	42,250

700	Otsuka Corp	33,945

2,900	Recruit Holdings Co Ltd	121,571

1,600	Sekisui Chemical Co Ltd	27,581

2,000	Sekisui House Ltd	35,862

100	Shimamura Co Ltd	10,303

3,700	Shimizu Corp	27,982

18,800	Sojitz Corp	41,059

5,500	Sony Corp	512,520

100	Sugi Holdings Co Ltd	6,628

2,600	Sumitomo Mitsui Financial Group Inc	74,757

400	Sushiro Global Holdings Ltd	12,754

2,600	Tokyo Electron Ltd	883,619

9,400	Tosoh Corp	147,218

200	Toyo Suisan Kaisha Ltd	9,837

2,000	Ushio Inc	25,089

1,300	Wacom Co Ltd	12,035

	Total Japan	7,625,709

	Malaysia — 0.0%

7,400	Kossan Rubber Industries	11,383

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (b)	—

	Netherlands — 7.5%

715	Aalberts NV	30,844

1,430	ASM International NV	252,126

2,129	ASR Nederland NV	78,897

560	Flow Traders	18,026

639	Heineken Holding NV	58,873

10,648	ING Groep NV *	103,570

28,917	Koninklijke Ahold Delhaize NV	826,775

4,081	PostNL NV *	13,898

5,681	Randstad NV *	351,360

9,474	Signify NV *	399,346

2,754	TomTom NV *	22,466

7,837	Wolters Kluwer NV	656,101

	Total Netherlands	2,812,282

	Norway — 0.7%

3,525	BW LPG Ltd	22,511

19,143	Orkla ASA	183,234

35	Salmar ASA *	1,913

1,503	SpareBank 1 Nord Norge	12,333

2,652	SpareBank 1 SR-Bank ASA *	26,452

	Total Norway	246,443

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)
	Poland — 0.1%

233	Asseco Poland SA	4,119

1,891	Polski Koncern Naftowy ORLEN SA	27,926

	Total Poland	32,045

	Portugal — 3.2%

5,564	EDP Renovaveis SA	117,928

143,077	EDP – Energias de Portugal SA	764,784

16,923	Jeronimo Martins SGPS SA	289,967

1,369	NOS SGPS SA	5,235

	Total Portugal	1,177,914

	Russia — 1.2%

8,367	Gazprom PJSC Sponsored ADR	38,602

705,000	Inter RAO UES PJSC	47,346

2,375	LUKOIL PJSC	157,233

1,819	LUKOIL PJSC Sponsored ADR	117,098

399,000	ROSSETI PJSC	8,815

5,368	Sberbank of Russia PJSC Sponsored ADR	70,812

9,800	Surgutneftegas PJSC	4,527

	Total Russia	444,433

	Singapore — 4.0%

17,700	AEM Holdings Ltd	46,249

300	City Developments Ltd	1,727

33,500	DBS Group Holdings Ltd	624,962

4,000	Jardine Cycle & Carriage Ltd	57,532

6,300	Mapletree Industrial Trust (REIT)	13,756

20,500	Oversea-Chinese Banking Corp Ltd	152,838

3,800	Riverstone Holdings Ltd/Singapore	3,732

25,300	Singapore Exchange Ltd	166,818

11,700	Venture Corp Ltd	163,300

55,500	Wilmar International Ltd	172,766

108,600	Yangzijiang Shipbuilding Holdings Ltd	70,570

16,000	Yanlord Land Group Ltd	13,209

	Total Singapore	1,487,459

	South Africa — 0.1%

2,613	Aspen Pharmacare Holdings Ltd *	20,752

11,423	Netcare Ltd	9,081

15,577	Old Mutual Ltd	11,345

	Total South Africa	41,178

	South Korea — 2.3%

520	DongKook Pharmaceutical Co Ltd	12,079

419	DoubleUGames Co Ltd	22,213

10,612	Hana Financial Group Inc	322,538

487	KB Financial Group Inc	20,132

8,069	Kia Motors Corp	422,043

293	Sebang Global Battery Co Ltd	11,638

2,117	Shinhan Financial Group Co Ltd	62,337

	Total South Korea	872,980

Shares	Description	Value ($)
	Spain — 5.5%

1,171	Acerinox SA	12,135

1,056	Aena SME SA *	172,031

10,127	Banco Bilbao Vizcaya Argentaria SA	46,894

28,444	Banco Santander SA *	82,491

90	Cia de Distribucion Integral Logista Holdings SA	1,660

13,151	Endesa SA	377,993

51,922	Iberdrola SA	712,770

15,802	Industria de Diseno Textil SA	524,538

1,054	Red Electrica Corp SA	21,547

1,209	Viscofan SA	85,684

	Total Spain	2,037,743

	Sweden — 1.8%

1,355	Betsson AB *	11,690

580	Lindab International AB	10,116

911	Mycronic AB	24,117

1,530	Skanska AB – B Shares	36,354

5,959	Swedish Match AB	482,094

2,393	Volvo AB – A Shares *	55,003

1,782	Volvo AB – B Shares *	40,588

	Total Sweden	659,962

	Switzerland — 5.8%

3,412	ABB Ltd (Registered)	90,239

160	ALSO Holding AG (Registered) *	41,874

363	Logitech International SA (Registered)	32,352

1,182	Nestle SA (Registered)	132,401

6,600	Novartis AG (Registered)	597,534

207	Roche Holding AG	68,811

3,593	Roche Holding AG – Genusschein	1,180,110

165	Vetropack Holding AG (Registered) *	10,757

	Total Switzerland	2,154,078

	Taiwan — 0.8%

37,000	China Development Financial Holding Corp	11,587

9,000	Fubon Financial Holding Co Ltd	13,989

10,000	Hon Hai Precision Industry Co Ltd	28,869

24,000	Inventec Corp	19,605

104,000	Pou Chen Corp	113,914

27,000	Radiant Opto-Electronics Corp	109,965

11,000	Sunplus Technology Co Ltd *	6,021

4,595	TOPBI International Holdings Ltd	5,082

	Total Taiwan	309,032

	Thailand — 0.0%

52,700	AP Thailand Pcl NVDR	12,188

	Turkey — 1.8%

37,805	Akbank TAS *	29,112

61,796	Eregli Demir ve Celik Fabrikalari TAS	86,875

56,444	Haci Omer Sabanci Holding AS	69,474

330	TAV Havalimanlari Holding AS	800

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

1,488	Turk Telekomunikasyon AS	1,459

174,364	Turkiye Garanti Bankasi AS *	195,321

130,228	Turkiye Is Bankasi AS – Class C *	108,718

112,012	Turkiye Sinai Kalkinma Bankasi AS *	32,815

91,559	Turkiye Sise ve Cam Fabrikalari AS	79,547

171,529	Yapi ve Kredi Bankasi AS *	62,863

	Total Turkey	666,984

	United Kingdom — 12.8%

24,203	3i Group Plc	342,159

2,609	Anglo American Plc	75,974

5,510	B&M European Value Retail SA	34,838

41,931	BAE Systems Plc	279,755

49,928	Barratt Developments Plc *	409,329

2,561	Bellway Plc	96,200

5,101	Berkeley Group Holdings Plc (The)	311,792

9,844	British American Tobacco Plc	346,531

11,800	British American Tobacco Plc Sponsored ADR	416,658

370	Bunzl Plc	11,524

2,970	Coca-Cola HBC AG *	84,837

1,582	Computacenter Plc	46,638

443	Cranswick Plc	20,189

4,124	Dunelm Group Plc *	66,327

6,773	Electrocomponents Plc	72,935

2,007	Ferguson Plc	224,662

17,524	Ferrexpo Plc	49,142

1,057	Fresnillo Plc	14,871

100	GlaxoSmithKline Plc Sponsored ADR	3,679

5,217	Howden Joinery Group Plc *	43,663

7,411	IG Group Holdings Plc	78,953

2,037	Imperial Brands Plc	36,772

12,408	Inchcape Plc *	98,777

1,112	Intermediate Capital Group Plc	23,984

7,940	JD Sports Fashion Plc *	81,476

6,108	John Laing Group Plc	25,696

34,915	Kingfisher Plc *	126,798

95,214	Legal & General Group Plc	314,432

610	Morgan Sindall Group Plc	11,313

1,844	Next Plc	159,290

14,129	Persimmon Plc	495,818

81	Phoenix Group Holdings Plc	767

5,371	Plus500 Ltd	110,233

11,898	QinetiQ Group Plc	46,263

572	Softcat Plc	8,623

6,954	Spirent Communications Plc	23,746

19,783	Tate & Lyle Plc	167,122

	Total United Kingdom	4,761,766

	TOTAL COMMON STOCKS (COST $26,534,872)	35,634,839

	PREFERRED STOCKS (c) — 1.3%

	Brazil — 0.1%

2,000	Cia Paranaense de Energia – Class B	25,486

Shares	Description	Value ($)

	Germany — 1.1%

458	Bayerische Motoren Werke AG	30,093

688	Draegerwerk AG & Co KGaA	53,908

2,326	Henkel AG & Co KGaA	250,244

689	Volkswagen AG	115,654

	Total Germany	449,899

	Russia — 0.1%

43,100	Surgutneftegas PJSC	22,393

	TOTAL PREFERRED STOCKS (COST $440,251)	497,778

	MUTUAL FUNDS — 0.7%

	United States — 0.7%

	Affiliated Issuers — 0.7%

52,612	GMO U.S. Treasury Fund	265,165

	TOTAL MUTUAL FUNDS (COST $264,107)	265,165

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 1.2%

442,504	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	442,504

	TOTAL SHORT-TERM INVESTMENTS (COST $442,504)	442,504

	TOTAL INVESTMENTS — 98.7% (Cost $27,681,734)	36,840,286

	Other Assets and Liabilities (net) — 1.3%	478,296

	TOTAL NET ASSETS — 100.0%	$37,318,582

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1	Mini MSCI EAFE	December 2020	$101,650	$(240)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.1%

	Automobiles & Components — 1.9%

19,400	Aptiv Plc	2,302,780

6,600	Autoliv, Inc.	587,730

29,000	BorgWarner, Inc.	1,126,650

6,500	Cooper Tire & Rubber Co.	258,245

15,400	Dana, Inc.	259,336

23,600	Gentex Corp.	769,360

6,900	Lear Corp.	986,355

4,700	Standard Motor Products, Inc.	217,563

3,700	Visteon Corp. *	447,145

	Total Automobiles & Components	6,955,164

	Banks — 4.5%

15,700	Associated Banc-Corp.	240,524

46,900	Citizens Financial Group, Inc.	1,531,754

4,100	Comerica, Inc.	201,720

5,900	East West Bancorp, Inc.	252,048

55,300	Fifth Third Bancorp	1,401,302

21,600	First Horizon National Corp.	263,952

6,700	Flagstar Bancorp, Inc.	234,768

7,300	Hilltop Holdings, Inc.	175,857

56,800	Huntington Bancshares, Inc.	686,144

44,800	JPMorgan Chase & Co.	5,281,024

13,600	KeyCorp.	210,256

34,000	MGIC Investment Corp.	406,640

10,500	Old National Bancorp	166,215

5,900	PennyMac Financial Services, Inc.	340,076

10,800	PNC Financial Services Group, Inc. (The)	1,491,156

61,300	Regions Financial Corp.	936,051

1,900	Signature Bank/New York NY	213,161

800	SVB Financial Group*	275,888

38,400	US Bancorp	1,659,264

4,100	Walker & Dunlop, Inc.	328,041

3,400	Wintrust Financial Corp.	185,266

	Total Banks	16,481,107

	Capital Goods — 9.3%

2,300	3M Co.	397,279

9,300	A O Smith Corp.	523,683

3,600	Acuity Brands, Inc.	427,392

10,900	AGCO Corp.	1,008,359

13,100	Allison Transmission Holdings, Inc.	537,755

7,600	BMC Stock Holdings, Inc. *	371,944

16,200	Builders FirstSource, Inc. *	606,042

2,100	Carlisle Cos, Inc.	304,143

6,300	Crane Co.	438,039

13,526	Cummins, Inc.	3,126,805

6,800	Curtiss-Wright Corp.	783,768

22,100	Eaton Corp Plc	2,676,531

6,600	EMCOR Group, Inc.	568,788

13,100	Emerson Electric Co.	1,006,342

Shares	Description	Value ($)

	Capital Goods — continued

3,600	EnerSys	294,516

9,794	Federal Signal Corp.	303,908

15,900	Fortive Corp.	1,115,067

4,600	Generac Holdings, Inc. *	991,760

8,900	General Dynamics Corp.	1,329,215

3,800	Gibraltar Industries, Inc. *	248,748

3,800	Lockheed Martin Corp.	1,387,000

13,500	Masco Corp.	724,545

6,396	Moog, Inc. – Class A	494,795

12,800	Mueller Industries, Inc.	419,328

8,600	Northrop Grumman Corp.	2,599,436

10,331	Oshkosh Corp.	831,645

8,500	Owens Corning	619,395

28,300	PACCAR, Inc.	2,463,798

7,200	Parker-Hannifin Corp.	1,924,272

5,900	Stanley Black & Decker, Inc.	1,087,429

2,323	Teledyne Technologies, Inc. *	877,955

27,991	Textron, Inc.	1,262,394

8,579	Timken Co. (The)	630,042

2,800	Toro Co. (The)	253,988

14,696	UFP Industries, Inc.	788,440

600	WW Grainger, Inc.	250,980

	Total Capital Goods	33,675,526

	Commercial & Professional Services — 1.0%

12,009	Brady Corp. – Class A	530,558

10,200	CBIZ, Inc. *	247,044

3,200	Cimpress Plc *	286,816

9,700	CoreLogic Inc/United States	751,750

13,704	Herman Miller, Inc.	488,410

10,700	HNI Corp.	390,122

7,700	ManpowerGroup, Inc.	667,205

18,000	Steelcase, Inc. – Class A	218,700

	Total Commercial & Professional Services	3,580,605

	Consumer Durables & Apparel — 3.7%

6,000	Brunswick Corp.	447,840

3,000	Deckers Outdoor Corp. *	763,770

29,400	DR Horton, Inc.	2,190,300

22,287	Garmin Ltd.	2,602,230

30,600	Hanesbrands, Inc.	434,520

2,100	Helen of Troy Ltd. *	424,179

12,600	La-Z-Boy, Inc.	466,704

9,100	MDC Holdings, Inc.	439,257

5,600	Mohawk Industries, Inc. *	704,648

190	NVR, Inc. *	759,464

10,600	Polaris, Inc.	1,017,600

26,600	PulteGroup, Inc.	1,160,558

4,800	Ralph Lauren Corp.	411,600

15,400	Skechers U.S.A., Inc. – Class A *	515,438

9,500	Steven Madden Ltd.	298,965

19,600	Tempur Sealy International, Inc. *	493,724

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

22,600	TRI Pointe Group, Inc. *	395,048

	Total Consumer Durables & Apparel	13,525,845

	Consumer Services — 0.5%

5,800	Brinker International, Inc.	290,638

1,048	Graham Holdings Co. – Class B	468,477

37,100	H&R Block, Inc.	697,480

20,600	Perdoceo Education Corp. *	233,604

	Total Consumer Services	1,690,199

	Diversified Financials — 3.9%

4,700	Affiliated Managers Group, Inc.	409,464

24,600	Ally Financial, Inc.	729,390

8,900	American Express Co.	1,055,451

8,014	Ameriprise Financial, Inc.	1,484,513

7,800	Artisan Partners Asset Management, Inc. – Class A	351,000

45,000	Bank of New York Mellon Corp. (The)	1,760,400

13,200	Discover Financial Services	1,005,444

10,500	Eaton Vance Corp.	703,290

22,300	Federated Hermes, Inc.	598,532

7,800	Franklin Resources, Inc.	171,522

3,100	Nasdaq, Inc.	396,769

7,200	OneMain Holdings, Inc.	280,728

9,300	Raymond James Financial, Inc.	845,835

14,700	SEI Investments Co.	775,425

51,500	SLM Corp.	546,415

25,900	State Street Corp.	1,825,432

35,900	Synchrony Financial	1,093,873

	Total Diversified Financials	14,033,483

	Energy — 0.4%

20,804	Phillips 66	1,260,306

12,900	World Fuel Services Corp.	366,618

	Total Energy	1,626,924

	Food & Staples Retailing — 0.9%

800	Costco Wholesale Corp.	313,416

85,600	Kroger Co. (The)	2,824,800

12,400	Sprouts Farmers Market, Inc. *	262,508

	Total Food & Staples Retailing	3,400,724

	Food, Beverage & Tobacco — 3.7%

6,600	Archer-Daniels-Midland Co.	328,482

6,800	Campbell Soup Co.	340,136

8,600	Conagra Brands, Inc.	314,416

36,100	General Mills, Inc.	2,195,602

4,300	Hershey Co. (The)	635,927

16,700	Mondelez International, Inc. – Class A	959,415

57,800	PepsiCo, Inc.	8,336,494

3,600	Tyson Foods, Inc. – Class A	234,720

5,400	Universal Corp.	245,754

	Total Food, Beverage & Tobacco	13,590,946

Shares	Description	Value ($)

	Health Care Equipment & Services — 3.3%

14,500	AmerisourceBergen Corp.	1,495,095

13,400	Cardinal Health, Inc.	731,506

17,800	Edwards Lifesciences Corp. *	1,493,242

9,600	HCA Healthcare, Inc.	1,441,056

2,200	Laboratory Corp. of America Holdings *	439,648

16,178	McKesson Corp.	2,910,584

16,500	Medtronic Plc	1,876,050

2,000	Quest Diagnostics, Inc.	247,960

1,900	STERIS Plc	368,239

4,100	West Pharmaceutical Services, Inc.	1,128,156

	Total Health Care Equipment & Services	12,131,536

	Household & Personal Products — 1.1%

5,200	Church & Dwight Co., Inc.	456,404

6,100	Clorox Co. (The)	1,238,056

24,000	Colgate-Palmolive Co.	2,055,360

5,300	Nu Skin Enterprises, Inc. – Class A	273,003

	Total Household & Personal Products	4,022,823

	Insurance — 2.5%

20,800	Aflac, Inc.	913,744

31,102	Allstate Corp. (The)	3,183,289

25,200	Fidelity National Financial, Inc.	906,948

13,304	First American Financial Corp.	644,446

3,900	Hanover Insurance Group, Inc. (The)	438,165

7,800	National General Holdings Corp.	265,824

11,800	Old Republic International Corp.	211,456

6,000	Principal Financial Group, Inc.	298,740

26,507	Progressive Corp. (The)	2,309,025

	Total Insurance	9,171,637

	Materials — 4.9%

70,400	Amcor Plc	797,632

3,000	Ashland Global Holdings, Inc.	225,510

5,900	Avery Dennison Corp.	881,106

13,600	Avient Corp.	497,080

7,600	Berry Global Group, Inc. *	402,800

4,100	Cabot Corp.	169,781

9,200	Commercial Metals Co.	183,172

13,200	Corteva, Inc.	505,824

4,000	Crown Holdings, Inc. *	377,000

6,000	DuPont de Nemours, Inc.	380,640

16,400	Eastman Chemical Co.	1,597,360

7,800	FMC Corp.	904,878

17,700	Graphic Packaging Holding Co.	271,164

4,700	HB Fuller Co.	245,951

5,200	International Paper Co.	257,296

4,900	Louisiana-Pacific Corp.	167,727

20,579	LyondellBasell Industries NV – Class A	1,751,273

1,600	NewMarket Corp.	591,616

12,800	Nucor Corp.	687,360

11,300	Reliance Steel & Aluminum Co.	1,331,140

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Materials — continued

4,000	Scotts Miracle-Gro Co. (The)	703,080

12,800	Sealed Air Corp.	576,768

3,700	Sensient Technologies Corp.	265,364

1,500	Sherwin-Williams Co. (The)	1,121,445

13,900	Silgan Holdings, Inc.	469,820

13,600	Steel Dynamics, Inc.	492,456

3,000	Stepan Co.	348,480

37,600	Valvoline, Inc.	856,904

16,900	Westrock Co.	713,349

	Total Materials	17,773,976

	Media & Entertainment — 6.7%

63,900	Activision Blizzard, Inc.	5,078,772

1,600	Alphabet, Inc. – Class C *	2,817,184

87,800	Comcast Corp. – Class A	4,411,072

10,100	DISH Network Corp. – Class A *	362,287

62,100	Electronic Arts, Inc. *	7,933,275

31,800	Interpublic Group of Cos., Inc. (The)	708,504

19,489	Omnicom Group, Inc.	1,227,807

35,685	TEGNA, Inc.	514,221

143,900	Zynga Inc. – Class A *	1,187,175

	Total Media & Entertainment	24,240,297

	Pharmaceuticals, Biotechnology & Life Sciences — 9.1%

23,900	AbbVie, Inc.	2,499,462

8,300	Amgen, Inc.	1,842,932

9,700	Biogen, Inc. *	2,329,649

63,800	Bristol-Myers Squibb Co.	3,981,120

53,300	Eli Lilly & Co.	7,763,145

35,500	Gilead Sciences, Inc.	2,153,785

76,631	Merck & Co., Inc.	6,160,366

133,538	Pfizer, Inc.	5,115,841

6,600	Prestige Consumer Healthcare, Inc. *	234,762

4,500	United Therapeutics Corp. *	596,880

36,469	Viatris, Inc. *	613,409

	Total Pharmaceuticals, Biotechnology & Life Sciences	33,291,351

	Retailing — 9.4%

3,900	Aaron’s Holdings Co., Inc.	245,427

2,700	Amazon.com, Inc. *	8,553,708

4,000	Asbury Automotive Group, Inc. *	451,080

15,400	AutoNation, Inc. *	943,866

500	AutoZone, Inc. *	568,825

24,540	Best Buy Co., Inc.	2,669,952

6,100	Big Lots, Inc.	315,187

11,000	Core-Mark Holding Co., Inc.	343,090

35,800	Designer Brands, Inc. – Class A	282,820

11,500	Dick’s Sporting Goods, Inc.	653,315

11,500	Dollar General Corp.	2,513,670

97,055	eBay, Inc.	4,894,484

9,200	Foot Locker, Inc.	344,080

Shares	Description	Value ($)

	Retailing — continued

14,400	Gap Inc. (The)	301,824

11,100	Genuine Parts Co.	1,091,907

4,989	Group 1 Automotive, Inc.	592,743

27,900	L Brands, Inc.	1,082,799

1,000	Lithia Motors, Inc. – Class A	289,300

16,800	Lowe’s Cos., Inc.	2,617,776

5,800	Murphy U.S.A., Inc.	743,560

4,400	Penske Automotive Group, Inc.	242,308

57,200	Qurate Retail, Inc. – Series A	598,884

8,600	Rent-A-Center, Inc.	290,852

4,300	Sleep Number Corp. *	298,377

12,300	Target Corp.	2,208,219

11,200	Williams-Sonoma, Inc.	1,226,064

	Total Retailing	34,364,117

	Semiconductors & Semiconductor Equipment — 9.4%

123,400	Applied Materials, Inc.	10,178,032

6,400	Cirrus Logic, Inc. *	512,640

12,300	Entegris, Inc.	1,139,226

233,700	Intel Corp.	11,299,395

8,100	KLA Corp.	2,040,957

7,400	Lam Research Corp.	3,349,684

10,800	Maxim Integrated Products, Inc.	896,832

37,800	Micron Technology, Inc. *	2,422,602

3,100	Skyworks Solutions, Inc.	437,627

2,800	Synaptics, Inc. *	217,756

14,200	Teradyne, Inc.	1,566,828

	Total Semiconductors & Semiconductor Equipment	34,061,579

	Software & Services — 10.6%

3,700	Akamai Technologies, Inc. *	382,987

17,420	Amdocs Ltd.	1,146,410

10,600	Booz Allen Hamilton Holding Corp.	919,974

1,300	CACI International, Inc. – Class A *	308,477

44,205	Cadence Design Systems, Inc. *	5,141,042

9,127	Citrix Systems, Inc.	1,131,018

12,695	Intuit, Inc.	4,468,894

5,800	j2 Global, Inc. *	519,738

52,353	Microsoft Corp.	11,207,207

30,500	NortonLifeLock, Inc.	556,015

105,200	Oracle Corp.	6,072,144

7,448	Progress Software Corp.	298,665

7,810	Sykes Enterprises, Inc. *	293,890

23,919	Synopsys, Inc. *	5,441,572

25,400	Western Union Co. (The)	573,024

	Total Software & Services	38,461,057

	Technology Hardware & Equipment — 11.9%

130,520	Apple, Inc.	15,538,406

9,833	Arrow Electronics, Inc. *	901,194

9,000	Avnet, Inc.	273,150

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued

127,100	Cisco Systems, Inc.	5,467,842

15,100	Corning, Inc.	565,042

5,100	F5 Networks, Inc. *	830,331

48,200	Flex Ltd. *	782,286

151,614	Hewlett Packard Enterprise Co.	1,673,819

143,640	HP, Inc.	3,150,025

5,200	II-VI, Inc. *	351,780

5,120	Insight Enterprises, Inc. *	365,978

15,400	Jabil, Inc.	588,588

51,900	Juniper Networks, Inc.	1,129,863

8,407	Motorola Solutions, Inc.	1,442,053

10,300	National Instruments Corp.	385,529

19,200	NetApp, Inc.	1,023,552

13,400	Sanmina Corp. *	426,321

35,300	Seagate Technology Plc	2,075,993

5,400	Sensata Technologies Holding Plc *	263,682

5,000	SYNNEX Corp.	801,550

40,400	TE Connectivity Ltd.	4,604,388

27,500	Xerox Holdings Corp.	601,975

	Total Technology Hardware & Equipment	43,243,347

	Telecommunication Services — 0.3%

23,700	Telephone & Data Systems, Inc.	449,826

12,400	Verizon Communications, Inc.	749,084

	Total Telecommunication Services	1,198,910

	Transportation — 0.1%

6,400	Werner Enterprises, Inc.	255,936

	TOTAL COMMON STOCKS (COST $303,224,958)	360,777,089

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.6%

	Affiliated Issuers — 0.6%

426,646	GMO U.S. Treasury Fund	2,150,296

	TOTAL MUTUAL FUNDS (COST $2,150,296)	2,150,296

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

490,860	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	490,860

	TOTAL SHORT-TERM INVESTMENTS (COST $490,860)	490,860

	TOTAL INVESTMENTS — 99.8% (Cost $305,866,114)	363,418,245

	Other Assets and Liabilities (net) — 0.2%	571,670

	TOTAL NET ASSETS — 100.0%	$363,989,915

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
6	S&P 500 E-Mini	December 2020	$1,086,960	$106,861

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2020.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Automobiles & Components — 1.6%

44,600	Cooper Tire & Rubber Co.	1,771,958

45,200	Dana, Inc.	761,168

22,100	Garrett Motion, Inc. *	107,185

18,800	Modine Manufacturing Co. *	205,296

11,700	Patrick Industries, Inc.	737,568

17,000	Standard Motor Products, Inc.	786,930

79,100	Stoneridge, Inc. *	2,124,626

	Total Automobiles & Components	6,494,731

	Banks — 12.9%

12,800	1st Source Corp.	477,696

24,500	Amalgamated Bank – Class A	311,640

3,193	Arrow Financial Corp.	95,024

182,700	Associated Banc-Corp.	2,798,964

1,800	Bancorp, Inc. (The) *	21,240

4,600	Bar Harbor Bankshares	106,030

80,200	Boston Private Financial Holdings, Inc.	574,232

17,000	Bridge Bancorp, Inc.	379,440

46,900	Brookline Bancorp, Inc.	533,253

35,300	Cathay General Bancorp	997,225

2,900	Century Bancorp, Inc. – Class A	214,310

5,800	Civista Bancshares, Inc.	97,614

1,200	CNB Financial Corp.	23,616

7,695	Community Trust Bancorp, Inc.	260,476

81,800	Dime Community Bancshares, Inc.	1,182,010

1,200	Federal Agricultural Mortgage Corp. – Class C	81,240

16,400	Financial Institutions, Inc.	328,164

8,576	First Community Bankshares, Inc.	180,696

10,900	First Financial Corp.	412,783

18,200	First Foundation, Inc.	323,232

182,600	Flagstar Bancorp, Inc.	6,398,304

19,600	Flushing Financial Corp.	278,320

6,100	Great Southern Bancorp, Inc.	279,990

7,800	Heritage Financial Corp.	181,506

216,400	Hilltop Holdings, Inc.	5,213,076

13,900	Independent Bank Corp.	236,439

84,400	International Bancshares Corp.	2,735,404

432,700	Investors Bancorp, Inc.	4,188,536

22,000	Lakeland Financial Corp.	1,117,380

7,000	Mercantile Bank Corp.	173,810

5,400	Merchants Bancorp	143,856

25,000	Meridian Bancorp, Inc.	341,125

246,200	MGIC Investment Corp.	2,944,552

25,100	Northfield Bancorp, Inc.	279,363

4,500	Northrim BanCorp, Inc.	142,965

30,400	Northwest Bancshares, Inc.	359,632

129,400	OFG Bancorp	2,167,450

25,300	Old National Bancorp	400,499

92,300	PennyMac Financial Services, Inc.	5,320,172

53,444	Premier Financial Corp.	1,106,825

5,700	Sierra Bancorp	125,400

Shares	Description	Value ($)

	Banks — continued

3,000	Territorial Bancorp, Inc.	66,930

34,400	Towne Bank/Portsmouth VA	748,200

24,700	TriCo Bancshares	809,172

79,000	TrustCo Bank Corp.	479,530

3,500	Trustmark Corp.	86,870

85,800	Walker & Dunlop, Inc.	6,864,858

47,903	Waterstone Financial, Inc.	841,416

2,700	Wintrust Financial Corp.	147,123

	Total Banks	53,577,588

	Capital Goods — 11.0%

8,900	Allied Motion Technologies, Inc.	361,073

5,800	Apogee Enterprises, Inc.	152,192

4,900	Applied Industrial Technologies, Inc.	384,307

2,800	Arcosa, Inc.	145,292

31,900	AZZ, Inc.	1,422,421

7,100	Comfort Systems USA, Inc.	357,769

47,100	Cornerstone Building Brands, Inc. *	411,654

23,700	Ducommun, Inc. *	1,178,364

4,200	EMCOR Group, Inc.	361,956

5,500	EnerSys	449,955

5,100	EnPro Industries, Inc.	361,131

89,400	Federal Signal Corp.	2,774,082

27,225	Gorman-Rupp Co. (The)	895,703

107,900	Griffon Corp.	2,249,715

5,400	Hurco Cos, Inc.	160,974

29,100	Hyster-Yale Materials Handling, Inc.	1,601,664

13,100	Insteel Industries, Inc.	303,003

1,900	Masonite International Corp. *	190,095

88,500	Meritor, Inc. *	2,336,400

9,400	Miller Industries, Inc.	313,866

80,900	Moog, Inc. – Class A	6,258,424

69,500	Mueller Industries, Inc.	2,276,820

7,700	National Presto Industries, Inc.	654,885

64,500	nVent Electric Plc	1,483,500

14,100	Park-Ohio Holdings Corp.	396,069

3,100	Preformed Line Products Co.	188,015

222,500	Resideo Technologies, Inc. *	4,114,025

22,000	Systemax, Inc.	676,940

9,600	Tennant Co.	644,736

86,600	Terex Corp.	2,684,600

6,500	Tutor Perini Corp. *	87,880

125,100	UFP Industries, Inc.	6,711,615

52,700	Vectrus, Inc. *	2,512,209

22,400	Veritiv Corp. *	416,192

4,900	WESCO International, Inc. *	319,578

	Total Capital Goods	45,837,104

	Commercial & Professional Services — 6.5%

320,929	ACCO Brands Corp.	2,458,316

125,900	Brady Corp. – Class A	5,562,262

53,500	CBIZ, Inc. *	1,295,770

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Commercial & Professional Services — continued

15,500	CRA International, Inc.	710,675

56,100	Deluxe Corp.	1,444,014

8,400	Ennis, Inc.	137,508

17,600	Heidrick & Struggles International, Inc.	459,360

187,100	Herman Miller, Inc.	6,668,244

41,900	HNI Corp.	1,527,674

58,400	Interface, Inc.	487,348

54,900	Kelly Services, Inc. – Class A	1,123,254

19,000	Kforce, Inc.	779,950

96,600	Kimball International, Inc. – Class B	1,055,838

60,600	Resources Connection, Inc.	733,866

198,600	Steelcase, Inc. – Class A	2,412,990

10,300	TrueBlue, Inc. *	196,730

	Total Commercial & Professional Services	27,053,799

	Consumer Durables & Apparel — 5.7%

17,000	Acushnet Holdings Corp.	640,900

6,026	Clarus Corp.	86,774

136,600	Ethan Allen Interiors, Inc.	2,495,682

103,200	G-III Apparel Group Ltd. *	2,102,184

16,700	Hooker Furniture Corp.	505,509

19,900	Johnson Outdoors, Inc. – Class A	1,663,640

76,500	La-Z-Boy, Inc.	2,833,560

7,500	Levi Strauss & Co. – Class A	137,925

50,000	MDC Holdings, Inc.	2,413,500

57,800	Movado Group, Inc.	978,554

172,400	Nautilus, Inc. *	3,637,640

6,500	Polaris, Inc.	624,000

18,000	Rocky Brands, Inc.	522,000

132,000	TRI Pointe Group, Inc. *	2,307,360

15,800	Universal Electronics, Inc. *	832,028

119,800	Vera Bradley, Inc. *	1,015,904

48,100	Vista Outdoor, Inc. *	992,303

	Total Consumer Durables & Apparel	23,789,463

	Consumer Services — 2.5%

84,700	Adtalem Global Education, Inc. *	2,424,961

7,700	American Public Education, Inc. *	239,008

67,100	Brinker International, Inc.	3,362,381

21,300	Carriage Services, Inc.	579,573

2,300	Graham Holdings Co. – Class B	1,028,146

69,200	H&R Block, Inc.	1,300,960

120,500	Perdoceo Education Corp. *	1,366,470

	Total Consumer Services	10,301,499

	Diversified Financials — 5.2%

104,100	Brightsphere Investment Group, Inc.	1,842,570

46,100	Curo Group Holdings Corp.	398,304

1,500	Diamond Hill Investment Group, Inc.	205,230

124,800	Donnelley Financial Solutions, Inc. *	2,032,992

29,100	Encore Capital Group, Inc. *	993,474

189,317	Enova International, Inc. *	3,958,618

Shares	Description	Value ($)

	Diversified Financials — continued

94,700	Federated Hermes, Inc.	2,541,748

33,900	Oppenheimer Holdings, Inc. – Class A	999,711

280,500	SLM Corp.	2,976,105

34,300	StoneX Group, Inc. *	2,113,566

202,500	Waddell & Reed Financial, Inc. – Class A	3,333,150

18,400	Westwood Holdings Group, Inc.	219,328

	Total Diversified Financials	21,614,796

	Energy — 3.2%

58,700	Evolution Petroleum Corp.	178,448

25,500	Geospace Technologies Corp. *	158,355

12,780	Matrix Service Co. *	122,432

76,100	Penn Virginia Corp. *	686,422

258,500	QEP Resources, Inc.	416,185

19,300	Renewable Energy Group, Inc. *	1,120,944

4,200	REX American Resources Corp. *	329,700

1,181,000	Southwestern Energy Co. *	3,672,910

226,800	World Fuel Services Corp.	6,445,656

	Total Energy	13,131,052

	Food & Staples Retailing — 0.8%

16,900	Ingles Markets, Inc. – Class A	635,271

91,800	SpartanNash Co.	1,733,184

8,800	Village Super Market, Inc. – Class A	203,808

15,200	Weis Markets, Inc.	723,976

	Total Food & Staples Retailing	3,296,239

	Food, Beverage & Tobacco — 1.1%

6,016	Seneca Foods Corp. – Class A *	251,950

92,100	Universal Corp.	4,191,471

	Total Food, Beverage & Tobacco	4,443,421

	Health Care Equipment & Services — 4.5%

40,900	AngioDynamics, Inc. *	581,598

48,100	Computer Programs & Systems, Inc.	1,367,483

10,900	Covetrus, Inc. *	294,464

15,300	FONAR Corp. *	293,913

25,500	Integer Holdings Corp. *	1,838,295

7,300	Lantheus Holdings, Inc. *	96,068

12,990	LENSAR, Inc. *	111,324

17,000	Mednax, Inc. *	343,570

120,900	Meridian Bioscience, Inc. *	2,285,010

8,600	Natus Medical, Inc. *	179,912

45,900	NextGen Healthcare, Inc. *	814,266

220,000	Owens & Minor, Inc.	5,667,200

17,000	Patterson Cos., Inc.	471,920

12,000	Providence Service Corp. (The) *	1,629,480

9,500	SeaSpine Holdings Corp. *	135,090

79,800	Select Medical Holdings Corp. *	1,923,180

71,500	Surgalign Holdings, Inc. *	161,590

11,200	Surmodics, Inc. *	419,328

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Health Care Equipment & Services — continued

2,100	Triple-S Management Corp. – Class B *	47,061

	Total Health Care Equipment & Services	18,660,752

	Household & Personal Products — 0.7%

4,900	Central Garden & Pet Co. *	196,196

8,000	Central Garden & Pet Co. – Class A *	295,120

16,300	Inter Parfums, Inc.	885,253

16,200	Lifevantage Corp. *	172,206

2,900	Nu Skin Enterprises, Inc. – Class A	149,379

14,600	USANA Health Sciences, Inc. *	1,097,628

	Total Household & Personal Products	2,795,782

	Insurance — 0.6%

17,200	Employers Holdings, Inc.	524,772

41,500	National General Holdings Corp.	1,414,320

7,800	Stewart Information Services Corp.	326,586

11,500	Universal Insurance Holdings, Inc.	160,540

	Total Insurance	2,426,218

	Materials — 7.9%

5,400	AdvanSix, Inc. *	95,958

21,000	American Vanguard Corp.	318,360

68,700	Avient Corp.	2,510,985

11,200	Cabot Corp.	463,792

10,000	Commercial Metals Co.	199,100

11,200	Domtar Corp.	337,120

30,500	FutureFuel Corp.	365,695

73,900	Greif, Inc. – Class A	3,592,279

4,500	Hawkins, Inc.	225,810

19,400	HB Fuller Co.	1,015,202

36,500	Innospec, Inc.	3,003,585

20,200	Koppers Holdings, Inc. *	546,814

5,900	Kronos Worldwide, Inc.	81,125

66,000	Materion Corp.	3,847,800

23,300	Neenah, Inc.	1,130,283

106,600	Schweitzer-Mauduit International, Inc.	3,707,548

73,900	Silgan Holdings, Inc.	2,497,820

18,029	Stepan Co.	2,094,249

65,900	Tredegar Corp.	1,041,879

184,100	Valvoline, Inc.	4,195,639

45,100	Verso Corp. – Class A	487,531

18,100	Worthington Industries, Inc.	936,132

	Total Materials	32,694,706

	Media & Entertainment — 3.5%

45,400	AMC Networks, Inc. – Class A *	1,496,838

122,800	Cars.com, Inc. *	1,371,676

86,100	DHI Group, Inc. *	165,312

378,200	Liberty TripAdvisor Holdings, Inc. – Class A *	1,040,050

79,400	Marchex, Inc. – Class B *	171,504

41,100	Scholastic Corp.	974,892

Shares	Description	Value ($)

	Media & Entertainment — continued

124,802	Sciplay Corp. – Class A *	1,858,302

458,900	TEGNA, Inc.	6,612,749

66,000	Tribune Publishing Co.	797,280

65,200	TrueCar, Inc. *	266,016

	Total Media & Entertainment	14,754,619

	Pharmaceuticals, Biotechnology & Life Sciences — 2.6%

41,900	Amneal Pharmaceuticals, Inc. *	165,505

58,500	CytomX Therapeutics, Inc. *	439,920

579,000	Endo International Plc *	2,941,320

93,800	Kezar Life Sciences, Inc. *	617,204

41,900	Luminex Corp.	994,287

141,300	Prestige Consumer Healthcare, Inc. *	5,026,041

43,300	Surface Oncology, Inc. *	391,432

3,300	United Therapeutics Corp. *	437,712

	Total Pharmaceuticals, Biotechnology & Life Sciences	11,013,421

	Real Estate — 5.7%

454,100	CoreCivic, Inc. (REIT)	3,219,569

170,100	CorePoint Lodging, Inc. (REIT)	1,107,351

18,000	Cushman & Wakefield Plc *	268,200

404,700	GEO Group, Inc. (REIT)	3,824,415

483,200	Newmark Group, Inc. – Class A	3,392,064

321,800	Realogy Holdings Corp. *	3,961,358

213,500	Summit Hotel Properties, Inc. (REIT)	1,855,315

233,900	Sunstone Hotel Investors, Inc. (REIT)	2,455,950

44,300	Urban Edge Properties (REIT)	575,014

224,100	Xenia Hotels & Resorts, Inc. (REIT)	3,157,569

	Total Real Estate	23,816,805

	Retailing — 10.6%

98,700	AutoNation, Inc. *	6,049,323

160,000	Big Lots, Inc.	8,267,200

23,500	Cato Corp. (The) – Class A	189,410

76,600	Core-Mark Holding Co., Inc.	2,389,154

29,800	Designer Brands, Inc. – Class A	235,420

37,400	Dick’s Sporting Goods, Inc.	2,124,694

8,000	Duluth Holdings Inc. – Class B *	117,600

48,300	Genesco, Inc. *	1,515,171

84,800	Group 1 Automotive, Inc.	10,075,088

79,113	Haverty Furniture Cos, Inc.	2,153,456

96,900	Michaels Cos., Inc. (The) *	958,341

9,800	Penske Automotive Group, Inc.	539,686

131,700	Qurate Retail, Inc. – Series A	1,378,899

16,800	Sally Beauty Holdings, Inc. *	193,200

60,300	Shoe Carnival, Inc.	2,205,171

7,300	Sleep Number Corp. *	506,547

74,900	Sonic Automotive, Inc. – Class A	3,024,462

2,600	Weyco Group, Inc.	46,592

62,200	Zumiez, Inc. *	2,306,998

	Total Retailing	44,276,412

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — 0.7%

35,600	Alpha & Omega Semiconductor Ltd. *	884,304

22,200	Amkor Technology, Inc. *	327,228

89,000	DSP Group, Inc. *	1,497,870

33,600	Photronics, Inc. *	389,424

	Total Semiconductors & Semiconductor Equipment	3,098,826

	Software & Services — 1.9%

11,400	Alliance Data Systems Corp.	833,796

10,500	Cerence, Inc. *	952,875

33,100	CSG Systems International, Inc.	1,435,878

21,700	Endurance International Group Holdings, Inc. *	205,716

49,800	Progress Software Corp.	1,996,980

69,000	Sykes Enterprises, Inc. *	2,596,470

	Total Software & Services	8,021,715

	Technology Hardware & Equipment — 7.1%

104,446	ADTRAN, Inc.	1,319,675

196,700	Arlo Technologies, Inc. *	1,034,642

58,200	Avnet, Inc.	1,766,370

115,400	Benchmark Electronics, Inc.	2,806,528

41,500	Calix, Inc. *	982,720

94,900	Comtech Telecommunications Corp.	1,808,794

43,300	CTS Corp.	1,318,918

2,100	ePlus, Inc. *	177,051

84,500	Insight Enterprises, Inc. *	6,040,060

30,900	Kimball Electronics, Inc. *	476,169

36,900	Methode Electronics, Inc.	1,292,238

235,700	Sanmina Corp. *	7,498,795

6,400	ScanSource, Inc. *	160,640

8,500	Super Micro Computer, Inc. *	239,785

4,526	Vishay Precision Group, Inc. *	132,386

119,800	Xerox Holdings Corp.	2,622,422

	Total Technology Hardware & Equipment	29,677,193

	Telecommunication Services — 1.7%

1,200	ATN International, Inc.	58,728

83,600	Consolidated Communications Holdings, Inc. *	468,160

52,000	IDT Corp. – Class B *	619,840

11,400	Ooma, Inc. *	177,954

106,378	Spok Holdings, Inc.	1,045,696

186,600	Telephone & Data Systems, Inc.	3,541,668

33,600	United States Cellular Corp. *	1,053,360

	Total Telecommunication Services	6,965,406

	Transportation — 0.6%

31,700	ArcBest Corp.	1,328,547

21,500	Atlas Air Worldwide Holdings, Inc. *	1,199,915

	Total Transportation	2,528,462

Shares	Description	Value ($)

	Utilities — 0.0%

9,500	Genie Energy Ltd. – Class B	78,850

	TOTAL COMMON STOCKS (COST $392,644,665)	410,348,859

	MUTUAL FUNDS — 0.9%

	Affiliated Issuers — 0.9%

736,130	GMO U.S. Treasury Fund	3,710,097

	TOTAL MUTUAL FUNDS (COST $3,710,097)	3,710,097

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%

72,700	Achillion Pharmaceuticals, Inc. CVR * (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

107,069	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	107,069

	TOTAL SHORT-TERM INVESTMENTS (COST $107,069)	107,069

	TOTAL INVESTMENTS — 99.5% (Cost $396,495,273)	414,202,375

	Other Assets and Liabilities (net) — 0.5%	1,897,780

	TOTAL NET ASSETS — 100.0%	$416,100,155

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
36	E-mini Russell 2000 Index	December 2020	$3,276,180	$80,753

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2020.

Portfolio Abbreviations:

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Cyclical Focus Fund (commenced operations on May 12, 2020), Emerging Domestic Opportunities Fund, Emerging Markets Fund, International Equity Fund, Japan Value Creation Fund (commenced operations on September 14, 2020), Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$2,266,299	$—	$—	$2,266,299
Australia	—	4,233,262	—	4,233,262
Brazil	—	3,730,693	—	3,730,693
Canada	15,744,264	—	—	15,744,264
China	984,841	14,884,735	—	15,869,576
Denmark	—	2,806,813	—	2,806,813
Finland	—	8,683,519	—	8,683,519
France	—	18,101,541	—	18,101,541
Germany	—	8,164,369	—	8,164,369
India	—	913,483	—	913,483
Israel	—	669,961	—	669,961
Italy	—	8,358,727	—	8,358,727

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Japan	$—	$14,811,085	$—	$14,811,085
Mexico	6,823,789	—	—	6,823,789
Netherlands	—	2,094,587	—	2,094,587
Norway	—	3,817,175	—	3,817,175
Pakistan	—	704,754	—	704,754
Portugal	—	3,482,908	—	3,482,908
Russia	—	12,096,069	—	12,096,069
Spain	—	6,083,202	—	6,083,202
Sweden	—	789,657	—	789,657
Switzerland	—	3,426,624	—	3,426,624
Taiwan	—	646,454	—	646,454
Thailand	—	524,822	—	524,822
Ukraine	—	1,782,972	—	1,782,972
United Kingdom	1,630,086	4,267,523	—	5,897,609
United States	86,694,438	—	—	86,694,438

TOTAL COMMON STOCKS	114,143,717	125,074,935	—	239,218,652

Preferred Stocks
Chile	5,084,078	—	—	5,084,078

TOTAL PREFERRED STOCKS	5,084,078	—	—	5,084,078

Mutual Funds
United States	12,189,207	—	—	12,189,207

TOTAL MUTUAL FUNDS	12,189,207	—	—	12,189,207

Short-Term Investments	393,103	—	—	393,103

Total Investments	131,810,105	125,074,935	—	256,885,040

Total	$131,810,105	$125,074,935	$—	$256,885,040

Cyclical Focus Fund
Asset Valuation Inputs
Common Stocks
Canada	$6,553,485	$—	$—	$6,553,485
Finland	—	4,682,230	—	4,682,230
France	—	11,617,005	—	11,617,005
Ireland	—	3,813,389	—	3,813,389
Mexico	8,001,188	—	—	8,001,188
Russia	—	5,658,308	—	5,658,308
Spain	—	7,084,555	—	7,084,555
United Kingdom	—	16,281,837	—	16,281,837
United States	64,072,232	—	—	64,072,232

TOTAL COMMON STOCKS	78,626,905	49,137,324	—	127,764,229

Preferred Stocks
Brazil	—	4,259,842	—	4,259,842

TOTAL PREFERRED STOCKS	—	4,259,842	—	4,259,842

Mutual Funds
United States	2,878,000	—	—	2,878,000

TOTAL MUTUAL FUNDS	2,878,000	—	—	2,878,000

Short-Term Investments	251,996	—	—	251,996

Total Investments	81,756,901	53,397,166	—	135,154,067

Total	$81,756,901	$53,397,166	$—	$135,154,067

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$25,179,629	$—	$25,179,629
China	99,665,988	201,739,912	—	301,405,900
France	—	2,192,380	—	2,192,380

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Greece	$—	$2,265,103	$—	$2,265,103
Hong Kong	—	8,739,998	—	8,739,998
Hungary	—	1,607,887	—	1,607,887
India	5,090,602	84,356,529	—	89,447,131
Indonesia	—	5,815,259	—	5,815,259
Japan	—	2,151,652	—	2,151,652
Mexico	5,729,061	—	—	5,729,061
Philippines	—	12,145,523	—	12,145,523
Poland	—	1,789,467	—	1,789,467
Russia	9,068,240	14,192,770	—	23,261,010
South Africa	—	4,710,253	—	4,710,253
South Korea	—	99,109,828	—	99,109,828
Taiwan	—	138,492,167	—	138,492,167
Thailand	—	6,928,682	—	6,928,682
United States	12,497,999	—	—	12,497,999
Vietnam	—	11,896,904	—	11,896,904

TOTAL COMMON STOCKS	132,051,890	623,313,943	—	755,365,833

Preferred Stocks
Brazil	—	18,324,982	—	18,324,982

TOTAL PREFERRED STOCKS	—	18,324,982	—	18,324,982

Investment Funds
China	52,415,970	—	—	52,415,970
Mexico	11,266,289	—	—	11,266,289
Russia	19,794,960	—	—	19,794,960
South Korea	—	4,181,007	—	4,181,007
United States	85,539,652	—	—	85,539,652

TOTAL INVESTMENT FUNDS	169,016,871	4,181,007	—	173,197,878

Mutual Funds
United States	16,175,866	—	—	16,175,866

TOTAL MUTUAL FUNDS	16,175,866	—	—	16,175,866

Short-Term Investments	10,147,479	—	—	10,147,479

Total Investments	327,392,106	645,819,932	—	973,212,038

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,925,048	—	1,925,048

Total	$327,392,106	$647,744,980	$—	$975,137,086

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,209,109)	$—	$(2,209,109)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$12,970,966	$—	$—	$12,970,966
Brazil	—	17,797,399	—	17,797,399
Chile	—	2,403,322	—	2,403,322
China	293,878,057	803,419,307	687,515	1,097,984,879
Czech Republic	—	1,885,887	—	1,885,887
Egypt	—	169,402	—	169,402
Greece	—	1,229,520	—	1,229,520
Hungary	—	363,719	—	363,719
India	7,250,808	91,898,744	—	99,149,552
Indonesia	—	84,403,097	—	84,403,097
Kuwait	—	37,645,903	—	37,645,903
Malaysia	—	1,376,918	—	1,376,918
Mexico	73,323,644	—	—	73,323,644

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Pakistan	$—	$12,849,745	$—		$12,849,745
Philippines	—	9,634,673	—		9,634,673
Poland	—	30,045,446	—		30,045,446
Qatar	—	16,682,426	—		16,682,426
Russia	14,672,653	401,338,101	—		416,010,754
Saudi Arabia	—	1,071,351	—		1,071,351
South Africa	5,477,719	82,682,210	—		88,159,929
South Korea	—	38,291,213	—		38,291,213
Sri Lanka	—	—	662,576		662,576
Taiwan	970	612,284,767	—		612,285,737
Thailand	—	14,203,404	—		14,203,404
Turkey	—	41,416,448	—		41,416,448
United Arab Emirates	—	4,105,117	—		4,105,117
United Kingdom	—	23,484,219	—		23,484,219
Vietnam	—	4,058,493	—		4,058,493

TOTAL COMMON STOCKS	407,574,817	2,334,740,831	1,350,091		2,743,665,739

Preferred Stocks
Brazil	—	3,959,833	—		3,959,833
Chile	145,917	—	—		145,917
Colombia	1,975,705	—	—		1,975,705
Russia	—	56,678,931	—		56,678,931
South Korea	—	33,801,321	—		33,801,321
Taiwan	—	2,367,807	—		2,367,807

TOTAL PREFERRED STOCKS	2,121,622	96,807,892	—		98,929,514

Investment Funds
United States	91,276,967	—	—		91,276,967

TOTAL INVESTMENT FUNDS	91,276,967	—	—		91,276,967

Debt Obligations
United States	52,523,101	—	—		52,523,101

TOTAL DEBT OBLIGATIONS	52,523,101	—	—		52,523,101

Rights/Warrants
Pakistan	—	—	42,633		42,633

TOTAL RIGHTS/WARRANTS	—	—	42,633		42,633

Short-Term Investments	13,419,371	—	—		13,419,371

Total Investments	566,915,878	2,431,548,723	1,392,724		2,999,857,325

Derivatives^
Futures Contracts
Equity Risk	15,265,948	38,666	—		15,304,614

Total	$582,181,826	$2,431,587,389	$1,392,724		$3,015,161,939

Liability Valuation Inputs
Derivatives^
Swap Contracts
Equity Risk	$—	$(129,868)	$—		$(129,868)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$121,810,185	$—		$121,810,185
Belgium	—	35,338,714	—		35,338,714
Denmark	—	1,190,282	—		1,190,282
France	34,567,742	167,267,287	—		201,835,029
Germany	—	117,806,445	—		117,806,445
Hong Kong	—	59,374,096	—		59,374,096
Ireland	11,319,700	8,328,084	—		19,647,784
Italy	—	88,479,133	—		88,479,133
Japan	—	497,393,290	—		497,393,290
Malta	—	—	0	§	0	§

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Netherlands	$—	$184,903,386	$—		$184,903,386
Norway	—	68,800,781	—		68,800,781
Portugal	—	80,280,338	—		80,280,338
Singapore	—	104,150,924	—		104,150,924
Spain	—	157,368,632	—		157,368,632
Sweden	—	80,572,791	—		80,572,791
Switzerland	—	147,962,143	—		147,962,143
United Kingdom	19,966,804	388,235,559	—		408,202,363

TOTAL COMMON STOCKS	65,854,246	2,309,262,070	0	§	2,375,116,316

Preferred Stocks
Germany	—	22,103,400	—		22,103,400

TOTAL PREFERRED STOCKS	—	22,103,400	—		22,103,400

Rights/Warrants
United Kingdom	1,607,679	—	—		1,607,679

TOTAL RIGHTS/WARRANTS	1,607,679	—	—		1,607,679

Short-Term Investments	39,406,870	—	—		39,406,870

Total Investments	106,868,795	2,331,365,470	0	§	2,438,234,265

Derivatives^
Futures Contracts
Equity Risk	12,466	—	—		12,466

Total	$106,881,261	$2,331,365,470	$0	§	$2,438,246,731

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$152,880,682	$—		$152,880,682
Short-Term Investments	3,729,257	—	—		3,729,257

Total Investments	3,729,257	152,880,682	—		156,609,939

Total	$3,729,257	$152,880,682	$—		$156,609,939

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$71,272,734	$—		$71,272,734
Germany	—	236,311,225	—		236,311,225
Netherlands	—	36,644,809	—		36,644,809
Switzerland	—	236,730,173	—		236,730,173
Taiwan	—	233,263,576	—		233,263,576
United Kingdom	—	336,837,166	—		336,837,166
United States	5,834,174,854	—	—		5,834,174,854

TOTAL COMMON STOCKS	5,834,174,854	1,151,059,683	—		6,985,234,537

Mutual Funds
United States	9,830,961	—	—		9,830,961

TOTAL MUTUAL FUNDS	9,830,961	—	—		9,830,961

Short-Term Investments	90,649,770	—	—		90,649,770

Total Investments	5,934,655,585	1,151,059,683	—		7,085,715,268

Total	$5,934,655,585	$1,151,059,683	$—		$7,085,715,268

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$7,390,996	$—	$—		$7,390,996
Australia	—	36,523,939	—		36,523,939
Austria	—	9,777,070	—		9,777,070
Brazil	—	7,470,071	—		7,470,071

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Canada	$33,719,111	$—	$—		$33,719,111
China	—	33,010,814	—		33,010,814
Colombia	6,093,312	—	—		6,093,312
Denmark	—	4,472,890	—		4,472,890
Finland	—	13,453,860	—		13,453,860
France	—	18,579,042	—		18,579,042
Germany	—	4,980,580	—		4,980,580
Hungary	—	7,152,104	—		7,152,104
India	—	16,970,101	—		16,970,101
Israel	—	10,782,132	—		10,782,132
Japan	—	13,490,228	—		13,490,228
Mexico	18,059,247	—	—		18,059,247
Norway	—	18,287,379	—		18,287,379
Pakistan	—	5,144,827	—		5,144,827
Poland	—	5,534,487	—		5,534,487
Russia	—	92,563,071	—		92,563,071
Singapore	—	—	0	§	0	§
South Africa	—	2,164,867	—		2,164,867
South Korea	—	1,072,289	—		1,072,289
Spain	—	8,433,984	—		8,433,984
Switzerland	—	4,391,779	—		4,391,779
Thailand	—	4,841,672	—		4,841,672
Turkey	—	2,656,584	—		2,656,584
Ukraine	—	4,204,279	—		4,204,279
United Kingdom	—	89,942,225	—		89,942,225
United States	153,056,491	—	—		153,056,491

TOTAL COMMON STOCKS	218,319,157	415,900,274	0	§	634,219,431

Preferred Stocks
Brazil	—	38,202,391	—		38,202,391
Chile	12,662,395	—	—		12,662,395
Russia	—	15,072,562	—		15,072,562

TOTAL PREFERRED STOCKS	12,662,395	53,274,953	—		65,937,348

Debt Obligations
United States	4,311,592	—	—		4,311,592

TOTAL DEBT OBLIGATIONS	4,311,592	—	—		4,311,592

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Short-Term Investments	8,069,823	—	—		8,069,823

Total Investments	243,362,967	469,175,227	—		712,538,194

Total	$243,362,967	$469,175,227	$0	§	$712,538,194

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$5,000,641	$—	$—		$5,000,641

TOTAL DEBT OBLIGATIONS	5,000,641	—	—		5,000,641

Short-Term Investments	7,120,135	—	—		7,120,135

Total Investments	12,120,776	—	—		12,120,776

Total	$12,120,776	$—	$—		$12,120,776

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(124,780)	$—	$—		$(124,780)

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,729,356	$—		$1,729,356
Belgium	—	499,036	—		499,036
Brazil	—	198,163	—		198,163
China	—	740,207	—		740,207
Denmark	—	41,856	—		41,856
France	—	2,949,581	—		2,949,581
Germany	—	1,674,829	—		1,674,829
Hong Kong	—	513,956	—		513,956
Hungary	—	64,613	—		64,613
India	—	159,287	—		159,287
Ireland	167,205	606,413	—		773,618
Italy	—	936,758	—		936,758
Japan	—	7,625,709	—		7,625,709
Malaysia	—	11,383	—		11,383
Malta	—	—	0	§	0	§
Netherlands	—	2,812,282	—		2,812,282
Norway	—	246,443	—		246,443
Poland	—	32,045	—		32,045
Portugal	—	1,177,914	—		1,177,914
Russia	—	444,433	—		444,433
Singapore	—	1,487,459	—		1,487,459
South Africa	—	41,178	—		41,178
South Korea	—	872,980	—		872,980
Spain	—	2,037,743	—		2,037,743
Sweden	—	659,962	—		659,962
Switzerland	—	2,154,078	—		2,154,078
Taiwan	—	309,032	—		309,032
Thailand	—	12,188	—		12,188
Turkey	—	666,984	—		666,984
United Kingdom	420,337	4,341,429	—		4,761,766

TOTAL COMMON STOCKS	587,542	35,047,297	0	§	35,634,839

Preferred Stocks
Brazil	—	25,486	—		25,486
Germany	—	449,899	—		449,899
Russia	—	22,393	—		22,393

TOTAL PREFERRED STOCKS	—	497,778	—		497,778

Mutual Funds
United States	265,165	—	—		265,165

TOTAL MUTUAL FUNDS	265,165	—	—		265,165

Short-Term Investments	442,504	—	—		442,504

Total Investments	$1,295,211	$35,545,075	$0	§	$36,840,286

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(240)	$—	$—		$(240)

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$360,777,089	$—	$—		$360,777,089
Mutual Funds	2,150,296	—	—		2,150,296
Short-Term Investments	490,860	—	—		490,860

Total Investments	363,418,245	—	—		363,418,245

Derivatives^
Futures Contracts
Equity Risk	106,861	—	—		106,861

Total	$363,525,106	$—	$—		$363,525,106

Description	Level 1	Level 2	Level 3	Total
U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$410,348,859	$—	$—	$410,348,859
Mutual Funds	3,710,097	—	—	3,710,097
Rights/Warrants	—	—	36,350	36,350
Short-Term Investments	107,069	—	—	107,069

Total Investments	414,166,025	—	36,350	414,202,375

Derivatives^
Futures Contracts
Equity Risk	80,753	—	—	80,753

Total	$414,246,778	$—	$36,350	$414,283,128

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2020.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Emerging Markets Fund’s Level 3 holdings includes a common stock whose trading has been suspended and is valued at the last available price. At November 30, 2020, there were no other Funds with material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2020	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2020
Emerging Markets Fund
Common Stocks
China	$683,638	$—	$—	$—	$—	$3,877	$—		$—	$687,515	$3,877
Sri Lanka	—	—	—	—	—	—	662,576	‡	—	662,576	—
Rights/Warrants
Pakistan	—	0	—	—	—	42,633	—		—	42,633	42,633

Total Investments	$683,638	$0	$—	$—	$—	$46,510	$662,576		$—	$1,392,724	$46,510

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

For Funds with material Level 3 investments, the following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2020.

Quantitative information about Level 3 Fair Value Measurements

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Markets Fund
Common Stock	1,350,091	Stale Price	Unadjusted Last Exchange Price	N/A
Rights/Warrants	42,633	Intrinsic Value	Exchange Traded Price	N/A

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$8,545,006	$98,282,744	$94,649,074	$6,705	**	$25,397	$(14,866)	$12,189,207

Cyclical Focus Fund
GMO U.S. Treasury Fund	$—	$3,528,000	$650,000	$638		$—	$—	$2,878,000

Emerging Domestic Opportunities Fund
CMI Ltd	$325,809	$—	$326,513	$—		$(3,310,713)	$3,311,417	$—	#
Gayatri Projects Ltd	3,380,455	—	1,436,828	—		(1,485,323)	1,235,407	—	#
GMO U.S. Treasury Fund	18,615,329	199,542,300	202,050,001	36,594		85,327	(17,089)	16,175,866

Totals	$22,321,593	$199,542,300	$203,813,342	$36,594		$(4,710,709)	$4,529,735	$16,175,866

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$485,306	$—	$—	$—		$—	$177,270	$662,576
Gayatri Highways Ltd	49,629	—	53,333	—		(1,353,564)	1,357,268	—	#
Gayatri Projects Ltd	5,130,069	—	1,223,719	—		(2,099,960)	3,210,746	5,017,136

Totals	$5,665,004	$—	$1,277,052	$—		$(3,453,524)	$4,745,284	$5,679,712

Quality Fund
GMO U.S. Treasury Fund	$15,768,140	$—	$6,000,000	$29,436		$47,619	$15,202	$9,830,961

Resources Fund
GMO U.S. Treasury Fund	$1,832,863	$12,190,500	$14,026,825	$—		$10,764	$(7,302)	$—

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$368,696	$1,055,000	$1,160,000	$757		$1,310	$159	$265,165

U.S. Equity Fund
GMO U.S. Treasury Fund	$1,469,983	$43,200,000	$42,530,000	$6,635		$13,242	$(2,929)	$2,150,296

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$6,280,467	$40,500,000	$43,083,000	$4,842		$28,629	$(15,999)	$3,710,097

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2020 through November 30, 2020. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2021.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $12,230 in Climate Change Fund during the period.

#	Security is no longer an affiliate at period end.

Subsequent events

As of close of business on January 22, 2021, pursuant to approval by shareholders of Climate Change Series Fund, Emerging Domestic Opportunities Series Fund, Emerging Markets Series Fund, Quality Series Fund and Resources Series Fund (each, a “Selling Fund”), each Selling Fund was reorganized with and into the corresponding series of GMO Trust (each, an “Acquiring Fund”). As part of the reorganization, each Selling Fund shareholder received shares of the corresponding Acquiring Fund in exchange for Selling Fund shares. Following the reorganization, the Selling Funds were terminated.

In January 2021, the Board of Trustees approved the termination of GMO Risk Premium Fund. The Fund is expected to liquidate on or about February 16, 2021.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 43.6%

	Australia — 1.2%

8,694	BlueScope Steel Ltd	108,783

355,669	Coca-Cola Amatil Ltd	3,293,595

2,078	Computershare Ltd	21,773

13,196	Dexus (REIT)	94,545

1,800	Fortescue Metals Group Ltd	23,981

40,985	GPT Group (The) (REIT)	141,654

32,933	Mirvac Group (REIT)	62,223

765	Rio Tinto Ltd	57,076

71,868	Scentre Group (REIT)	147,012

14,245	Stockland (REIT)	47,310

	Total Australia	3,997,952

	Belgium — 0.1%

2,973	Ageas SA/NV	145,560

140	UCB SA	14,982

	Total Belgium	160,542

	Canada — 0.2%

1,400	Canadian Apartment Properties (REIT)	55,150

100	Canadian Tire Corp Ltd – Class A	12,780

3,900	Imperial Oil Ltd	67,507

1,200	Linamar Corp	55,274

2,400	Magna International Inc	147,175

4,400	Manulife Financial Corp	74,976

6,600	Power Corp of Canada	148,598

2,900	RioCan Real Estate Investment Trust	39,167

8,900	TELUS Corp	171,668

	Total Canada	772,295

	China — 0.5%

30,000	Agile Group Holdings Ltd	43,315

71,500	BAIC Motor Corp Ltd – Class H	26,761

188,000	Bank of Communications Co Ltd – Class H	103,890

4,500	Beijing Enterprises Holdings Ltd	14,582

63,000	China Communications Construction Co Ltd – Class H	32,655

80,000	China Communications Services Corp Ltd – Class H	42,634

1,241,000	China Huarong Asset Management Co Ltd – Class H	142,267

6,000	China Overseas Land & Investment Ltd	14,609

21,000	China Railway Construction Corp Ltd – Class H	13,877

340,000	China Railway Group Ltd – Class H	167,831

159,600	China Zhongwang Holdings Ltd *	34,761

50,000	Chongqing Rural Commercial Bank Co Ltd – Class H	21,439

136,000	Dongfeng Motor Group Co Ltd – Class H	139,922

18,000	Fosun International Ltd	25,974

125,200	Guangzhou R&F Properties Co Ltd – Class H	163,375

9,000	Kingboard Holdings Ltd	34,386

Shares	Description	Value ($)

	China — continued

86,400	Legend Holdings Corp – Class H	117,643

8,600	Momo Inc Sponsored ADR	123,668

16,000	Seazen Group Ltd *	14,160

15,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	26,887

33,000	Shimao Group Holdings Ltd	122,997

31,600	Sinopharm Group Co Ltd – Class H	78,218

122,000	Skyworth Group Ltd *	33,299

195,000	Yuzhou Group Holdings Co Ltd	77,503

	Total China	1,616,653

	Denmark — 0.1%

8,639	Danske Bank A/S *	142,223

3,698	Demant A/S *	139,504

1,754	Pandora A/S	175,864

	Total Denmark	457,591

	Finland — 0.0%

25,051	Nokia Oyj *	99,903

135	UPM-Kymmene Oyj	4,430

	Total Finland	104,333

	France — 0.3%

1,789	Atos SE *	163,301

5,786	Peugeot SA *	135,747

2,040	Publicis Groupe SA	91,927

4,032	Renault SA *	160,078

6,562	Societe Generale SA *	130,110

984	Unibail-Rodamco-Westfield (REIT)	69,238

2,497	Valeo SA	96,334

	Total France	846,735

	Germany — 0.1%

12,508	Aroundtown SA *	86,568

2,180	Bayer AG (Registered)	125,598

301	Bayerische Motoren Werke AG	26,118

2,311	Daimler AG (Registered)	154,724

8,916	Deutsche Lufthansa AG (Registered) *	102,792

	Total Germany	495,800

	Hong Kong — 0.2%

20,500	CK Hutchison Holdings Ltd	148,699

432,000	First Pacific Co Ltd	131,885

24,000	Hongkong Land Holdings Ltd	97,427

45,500	Kerry Properties Ltd	116,572

255,000	PCCW Ltd	154,747

3,000	Swire Pacific Ltd – Class A	17,191

5,000	Wharf Holdings Ltd (The)	12,369

	Total Hong Kong	678,890

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Israel — 0.1%

17,000	Teva Pharmaceutical Industries Ltd Sponsored ADR *	161,670

	Italy — 0.1%

2,131	EXOR NV	149,062

12,435	Leonardo SPA	90,268

180,790	Telecom Italia SPA	85,203

303,877	Telecom Italia SPA-RSP	155,430

	Total Italy	479,963

	Japan — 1.7%

17,900	Asahi Kasei Corp	163,649

3,300	Astellas Pharma Inc	47,004

1,200	Central Japan Railway Co	152,509

2,200	Daiwa House Industry Co Ltd	67,232

4,800	Electric Power Development Co Ltd	64,424

5,000	Honda Motor Co Ltd	139,110

31,000	Inpex Corp	171,705

6,700	ITOCHU Corp	176,808

4,900	KDDI Corp	139,436

6,100	Nippon Telegraph & Telephone Corp	144,267

86,248	NTT DOCOMO Inc	3,207,672

17,800	Obayashi Corp	156,679

9,900	ORIX Corp	146,533

8,800	Sekisui House Ltd	157,794

11,700	Shimizu Corp	88,484

12,300	Sumitomo Chemical Co Ltd	43,454

12,600	Sumitomo Dainippon Pharma Co Ltd	158,894

700	Suzuki Motor Corp	37,540

2,600	Taisei Corp	91,468

5,400	TIS Inc	107,241

55,300	Tokyo Electric Power Co Holdings Inc *	143,933

2,200	Tosoh Corp	34,455

	Total Japan	5,640,291

	Netherlands — 0.2%

5,996	ABN AMRO Bank NV CVA *	61,383

27,935	Aegon NV	103,340

3,600	AerCap Holdings NV *	132,336

16,207	ING Groep NV *	157,641

4,784	Koninklijke Ahold Delhaize NV	136,781

676	NN Group NV	27,320

1,763	Randstad NV *	109,038

	Total Netherlands	727,839

	New Zealand — 0.0%

32,678	Meridian Energy Ltd	147,413

	Singapore — 0.0%

44,600	Yangzijiang Shipbuilding Holdings Ltd	28,982

Shares	Description	Value ($)

	South Africa — 0.1%

16,824	Bidvest Group Ltd (The)	176,373

19,557	Old Mutual Ltd	14,690

	Total South Africa	191,063

	Spain — 0.1%

27,772	Banco Bilbao Vizcaya Argentaria SA	128,600

52,704	Banco Santander SA *	152,848

	Total Spain	281,448

	Sweden — 0.0%

18,350	Nordea Bank Abp *	156,827

	Switzerland — 0.1%

2,402	Adecco Group AG (Registered)	145,206

1,177	Banque Cantonale Vaudoise (Registered)	121,202

	Total Switzerland	266,408

	United Kingdom — 4.0%

4,312	Aviva Plc	18,256

2,465	Berkeley Group Holdings Plc (The)	150,670

85,428	BT Group Plc	132,235

1,851	Carnival Plc	32,086

2,454	Coca-Cola HBC AG *	70,098

37,366	ITV Plc *	46,500

19,642	Kingfisher Plc *	71,332

51,490	M&G Plc	127,759

35,082	Micro Focus International Plc *	161,579

28	National Grid Plc	313

338,900	Royal Dutch Shell Plc – Class B Sponsored ADR	10,997,305

170,433	RSA Insurance Group Plc	1,531,414

751	Smiths Group Plc	14,430

26,886	Taylor Wimpey Plc *	54,718

13,152	WPP Plc	126,729

	Total United Kingdom	13,535,424

	United States — 34.5%

900	Alexion Pharmaceuticals, Inc. *	109,899

2,000	Alliance Data Systems Corp.	146,280

1,600	Ally Financial, Inc. (a)	47,440

1,700	Arrow Electronics, Inc. *	155,805

3,300	Athene Holding Ltd. – Class A * (a)	146,355

4,200	Bed Bath & Beyond, Inc.	88,032

500	Biogen, Inc. *	120,085

39,000	Bristol-Myers Squibb Co.	2,433,600

1,600	Capital One Financial Corp. (a)	137,024

2,600	Capri Holdings Ltd. *	91,988

3,900	Carnival Corp. (a)	77,922

2,400	Carrier Global Corp.	91,368

2,400	CBRE Group, Inc. – Class A *	146,736

1,900	Centene Corp. * (a)	117,135

17,000	CenturyLink, Inc. (a)	177,650

800	Cigna Corp.	167,312

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

3,000	Citigroup, Inc.	165,210

2,400	Citizens Financial Group, Inc. (a)	78,384

1,500	Cognizant Technology Solutions Corp. – Class A	117,195

3,100	Comcast Corp. – Class A (a)	155,744

109,856	Concho Resources, Inc. (b)	6,314,523

3,800	Corteva, Inc. (a)	145,616

25,600	Coty Inc. – Class A (a)	184,064

2,200	CVS Health Corp. (a)	149,138

414,700	Discovery, Inc. – Class C * (a) (b)	9,961,094

4,300	DISH Network Corp. – Class A *	154,241

1,900	DR Horton, Inc.	141,550

1,500	Edwards Lifesciences Corp. * (a)	125,835

1,100	Exelon Corp. (a)	45,177

1,400	Expedia Group, Inc. (a)	174,286

3,700	Exxon Mobil Corp. (a)	141,081

702	First Horizon Corp. (a)	8,578

101,584	FirstEnergy Corp. (a) (c)	2,698,071

200	FleetCor Technologies, Inc. * (a)	53,042

16,500	Ford Motor Co. (a)	149,820

3,400	Fox Corp. – Class A (a)	98,056

4,000	Fox Corp. – Class B *	113,520

79,300	GCI Liberty, Inc. – Class A * (a) (b)	7,225,816

3,500	General Motors Co.	153,440

800	Goldman Sachs Group, Inc. (The) (a)	184,464

64,035	Grubhub, Inc. * (b)	4,504,222

55,107	HD Supply Holdings, Inc. *	3,075,522

20,576	HEICO Corp. (a)	2,542,782

1,700	HP, Inc. (a)	37,281

51,200	Inphi Corp. * (a)	7,942,656

2,700	Intel Corp. (a)	130,545

1,500	International Business Machines Corp. (a)	185,280

6,500	Invesco Ltd. (a)	105,495

800	Jazz Pharmaceuticals Plc * (a)	112,568

10,600	Kinder Morgan, Inc.	152,428

5,000	Kohl’s Corp.	161,000

600	Kraft Heinz Co. (The) (a)	19,764

800	Kroger Co. (The) (a)	26,400

100	Laboratory Corp. of America Holdings *	19,984

500	Leidos Holdings, Inc.	50,350

1,800	Lennar Corp. – Class A (a)	136,548

38,800	Liberty Broadband Corp. – Class C *	6,105,180

94,887	Liberty Media Corp.-Liberty SiriusXM – Class C * (b)	3,891,316

4,100	Lincoln National Corp. (a)	193,602

900	LKQ Corp. *	31,698

2,000	LyondellBasell Industries NV – Class A (a)	170,200

113,000	Maxim Integrated Products, Inc. (b)	9,383,520

3,500	MetLife, Inc.	161,595

2,400	Micron Technology, Inc. *	153,816

400	Mohawk Industries, Inc. * (a)	50,332

3,200	Molson Coors Brewing Co. – Class B (a)	147,200

1,300	Morgan Stanley	80,379

76,509	National General Holdings Corp. (b)	2,607,427

2,800	Occidental Petroleum Corp. (a)	44,128

2,300	Oracle Corp. (a)	132,756

2,400	Phillips 66 (a)	145,392

Shares	Description	Value ($)

	United States — continued

31,300	PNM Resources, Inc.	1,537,143

400	Principal Financial Group, Inc. (a)	19,916

1,900	Prudential Financial, Inc. (a)	143,678

9,900	Qurate Retail, Inc. – Series A	103,653

2,200	Raytheon Technologies Corp. (a)	157,784

300	Regeneron Pharmaceuticals, Inc. * (a)	154,809

600	SS&C Technologies Holdings, Inc.	41,334

4,600	Synchrony Financial	140,162

21,075	Teladoc Health, Inc. *	4,189,117

1,000	Textron, Inc. (a)	45,100

1,900	Tyson Foods, Inc. – Class A	123,880

400	United Rentals, Inc. * (a)	90,792

1,100	Universal Health Services, Inc. – Class B	143,638

48,700	Varian Medical Systems, Inc. * (b)	8,472,826

4,500	ViacomCBS, Inc. – Class B (a)	158,760

3,100	Viatris, Inc. *	52,142

30,700	Virtusa Corp. *	1,537,456

800	VMware, Inc. – Class A * (a)	111,912

2,300	Walgreens Boots Alliance, Inc. (a)	87,423

5,300	Wells Fargo & Co.	144,955

5,200	Western Union Co. (The) (a)	117,312

2,500	Western Digital Corp. (a)	112,200

77,232	Willis Towers Watson Plc (b)	16,078,930

1,700	WPX Energy, Inc. *	12,767

57,600	Xilinx, Inc. (b)	8,383,680

	Total United States	117,655,311

	TOTAL COMMON STOCKS (COST $135,807,550)	148,403,430

	PREFERRED STOCKS (d) — 0.0%

	Germany — 0.0%

2,548	Bayerische Motoren Werke AG	167,417

	TOTAL PREFERRED STOCKS (COST $139,483)	167,417

	RIGHTS/WARRANTS — 0.1%

	Spain — 0.0%

84,396	Banco Santander SA, Expires 12/03/20 *	10,540

	United States — 0.1%

291,300	Bristol-Myers Squibb Co., Expires 03/31/21 *	343,734

	TOTAL RIGHTS/WARRANTS (COST $526,434)	354,274

	INVESTMENT FUNDS — 2.5%

	United States — 2.5%

587,100	Altaba, Inc. (e)	8,454,240

	TOTAL INVESTMENT FUNDS (COST $7,476,745)	8,454,240

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 73.6%

	United States — 72.5%

	Asset-Backed Securities — 16.4%

9,866,545	Canyon CLO Ltd., Series 20-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.92%, 2.16%, due 07/15/28	9,905,157

953,288	Catamaran CLO Ltd., Series 13-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 1.07%, due 01/27/28	948,908

6,469,420	MP CLO VIII Ltd., Series 15-2A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.91%, 1.13%, due 10/28/27	6,428,430

8,960,392	Neuberger Berman CLO XIX Ltd., Series 15-19A, Class A1R2, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 1.04%, due 07/15/27	8,925,115

4,049,123	Oaktree CLO Ltd., Series 15-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.87%, 1.09%, due 10/20/27	4,033,882

2,261,020	Ocean Trails CLO VI, Series 16-6A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.39%, due 07/15/28	2,249,636

1,797,513	Octagon Investment Partners XXIII Ltd., Series 15-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 1.09%, due 07/15/27	1,789,442

2,229,722	Palmer Square Loan Funding Ltd., Series 18-4A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 1.12%, due 11/15/26	2,228,408

4,736,969	Palmer Square Loan Funding Ltd., Series 19-3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 1.07%, due 08/20/27	4,726,543

10,047,737	Venture XX CLO Ltd., Series 15-20A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.82%, 1.06%, due 04/15/27	10,013,564

4,835,266	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.19%, due 04/15/29	4,777,852

	Total Asset-Backed Securities	56,026,937

Par Value† / Shares	Description	Value ($)

	U.S. Government — 56.1%

4,500,000	U.S. Treasury Note, 1.38%, due 01/31/21	4,509,205

17,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.14%, 0.22%, due 04/30/21 (b)	17,510,242

27,500,000	U.S. Treasury Note, 1.75%, due 11/30/21 (b)	27,943,652

65,000,000	U.S. Treasury Note, 1.50%, due 01/31/22 (b)	66,046,094

15,000,000	U.S. Treasury Note, 0.13%, due 04/30/22 (b)	15,000,586

20,000,000	U.S. Treasury Note, 0.13%, due 05/31/22 (b)	19,997,656

20,000,000	U.S. Treasury Note, 0.13%, due 07/31/22	19,993,750

20,000,000	U.S. Treasury Note, 0.13%, due 08/31/22 (b)	19,992,969

	Total U.S. Government	190,994,154

	Total United States	247,021,091

	United States Virgin Islands — 1.1%

	Asset-Backed Securities — 1.1%

3,921,227	Denali Capital CLO X LLC, Series 13-1A, Class A1LR, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 1.26%, due 10/26/27	3,919,552

	TOTAL DEBT OBLIGATIONS (COST $250,801,335)	250,940,643

	MUTUAL FUNDS — 10.6%

	United States — 10.6%

	Affiliated Issuers — 10.6%

607,025	GMO Emerging Markets Fund, Class VI	20,614,557

683,846	GMO Resources Fund, Class IV	15,639,568

	TOTAL MUTUAL FUNDS (COST $30,706,393)	36,254,125

PURCHASED OPTIONS — 0.1%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls — 0.0%

FirstEnergy Corp. (c)	35.00	04/16/21	313	USD	831,328	9,390

Equity Options – Puts — 0.1%

FirstEnergy Corp. (c)	24.00	04/16/21	1,310	USD	3,479,360	203,050

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Option on Credit Default Swaps – Calls — 0.0%

CDX.NA.IGS.35.V1-5Y	MSCI	55.00	01/20/21	USD	25,000,000	Fixed Spread	Receive	80,874

Option on Credit Default Swaps – Puts — 0.0%

CDX.NA.HYS.35.VI	JPM	107.00	02/17/21	USD	6,600,000	Fixed Spread	Pay	73,313

	TOTAL PURCHASED OPTIONS (COST $319,793)							366,627

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

699,258	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (f)	699,258

154,242	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (g)	154,242

	TOTAL SHORT-TERM INVESTMENTS (COST $853,500)	853,500

	TOTAL INVESTMENTS — 130.8% (Cost $426,631,233)	445,794,256

	SECURITIES SOLD SHORT — (35.1)%

	Common Stocks — (35.1)%

	Australia — (0.2)%

(1,588)	Afterpay Ltd *	(110,644)

(21,965)	APA Group	(166,480)

(688)	ASX Ltd	(38,909)

(306)	Cochlear Ltd	(49,587)

(76)	Ramsay Health Care Ltd	(3,520)

(26,551)	Sydney Airport	(131,009)

(4,490)	TPG Telecom Ltd *	(25,348)

(13,932)	Transurban Group	(143,761)

	Total Australia	(669,258)

	Austria — (0.0)%

(1,733)	Verbund AG	(121,797)

	Canada — (0.0)%

(8,300)	AltaGas Ltd	(119,128)

	China — (0.1)%

(24,200)	BEST Inc ADR *	(70,906)

(2,100)	Yum China Holdings Inc	(118,398)

	Total China	(189,304)

	France — (0.3)%

(2,771)	Edenred	(158,349)

(8,942)	Getlink SE *	(148,189)

(180)	Hermes International	(175,132)

(287)	Sartorius Stedim Biotech	(103,484)

(1,188)	Ubisoft Entertainment SA *	(112,655)

(5,370)	Vivendi SA	(160,984)

(1,347)	Wendel SA	(152,191)

	Total France	(1,010,984)

	Germany — (0.4)%

(1,512)	Delivery Hero SE *	(183,840)

(1,751)	Puma SE *	(173,512)

(671)	QIAGEN NV *	(32,337)

(4,348)	RWE AG	(179,844)

(373)	Sartorius AG	(170,072)

Shares	Description	Value ($)

	Germany — continued

(1,310)	Scout24 AG	(99,823)

(52,779)	Telefonica Deutschland Holding AG	(145,684)

(6,481)	thyssenkrupp AG *	(43,217)

(4,521)	Uniper SE	(153,030)

(1,717)	Zalando SE *	(174,408)

	Total Germany	(1,355,767)

	Italy — (0.1)%

(786)	Ferrari NV	(166,538)

(10,370)	FinecoBank Banca Fineco SPA *	(163,719)

	Total Italy	(330,257)

	Japan — (0.9)%

(6,700)	Acom Co Ltd	(32,163)

(4,400)	Asahi Intecc Co Ltd	(161,200)

(24,500)	ENEOS Holdings Inc	(83,687)

(1,300)	GMO Payment Gateway Inc	(182,311)

(1,100)	Hitachi Metals Ltd	(16,087)

(5,300)	Idemitsu Kosan Co Ltd	(109,880)

(10,200)	Isetan Mitsukoshi Holdings Ltd	(54,746)

(2,300)	Japan Airport Terminal Co Ltd	(133,223)

(2,500)	Japan Exchange Group Inc	(61,849)

(30)	Japan Real Estate Investment Corp	(155,396)

(18,200)	JGC Holding Corp	(162,037)

(8,900)	Keikyu Corp	(152,236)

(300)	Kintetsu Group Holdings Co Ltd	(13,287)

(8,000)	Kyushu Electric Power Co Inc	(67,406)

(2,300)	LINE Corp *	(118,519)

(4,700)	LIXIL Group Corp	(112,470)

(2,000)	M3 Inc	(184,043)

(3,400)	McDonald’s Holdings Co Japan Ltd	(164,917)

(2,200)	Mercari Inc *	(100,468)

(2,400)	Mitsubishi Materials Corp	(45,376)

(3,000)	MonotaRO Co Ltd	(182,481)

(1,400)	Nihon M&A Center Inc	(97,823)

(1,700)	Nippon Paint Holdings Co Ltd	(217,816)

(8,300)	Nippon Yusen KK	(180,288)

(1,000)	Odakyu Electric Railway Co Ltd	(30,271)

(100)	ORIENTAL LAND CO LTD	(16,985)

(10,300)	Sharp Corp	(137,714)

(400)	Yaskawa Electric Corp	(19,192)

	Total Japan	(2,993,871)

	Netherlands — (1.5)%

(91)	Adyen NV *	(173,824)

(33,258)	Altice Europe NV *	(174,960)

(44,336)	Just Eat Takeaway.com NV *	(4,718,322)

	Total Netherlands	(5,067,106)

	Norway — (0.0)%

(428)	Schibsted ASA – B Shares *	(15,566)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Peru — (0.0)%

(2,300)	Southern Copper Corp	(136,551)

	Singapore — (0.1)%

(25,200)	Singapore Exchange Ltd	(166,159)

	Spain — (0.2)%

(84,793)	Bankia SA	(145,842)

(2,760)	Cellnex Telecom SA	(174,836)

(5,976)	Endesa SA	(171,766)

(5,385)	Ferrovial SA	(150,378)

(4,710)	Siemens Gamesa Renewable Energy SA	(168,919)

	Total Spain	(811,741)

	Sweden — (0.1)%

(1,145)	Evolution Gaming Group AB	(97,425)

(6,153)	Lundin Energy AB	(146,998)

	Total Sweden	(244,423)

	Switzerland — (0.1)%

(128)	Straumann Holding AG (Registered)	(147,750)

(1,734)	Swiss Re AG	(158,428)

	Total Switzerland	(306,178)

	United Kingdom — (3.6)%

(2,396)	Admiral Group Plc	(90,250)

(4,221)	Antofagasta Plc	(69,701)

(21,799)	Auto Trader Group Plc	(162,138)

(56,601)	ConvaTec Group Plc	(155,688)

(3,535)	Experian Plc	(125,245)

(13,165)	GVC Holdings Plc *	(180,897)

(1,945)	Halma Plc	(57,231)

(7,226)	Hargreaves Lansdown Plc	(136,858)

(20,048)	Informa Plc *	(140,432)

(1,528)	London Stock Exchange Group Plc	(164,797)

(5,310)	Ocado Group Plc *	(156,120)

(1,984)	Prudential Plc	(30,509)

(321,997)	Royal Dutch Shell Plc – Class A Sponsored ADR	(10,896,379)

(310)	Spirax-Sarco Engineering Plc	(45,666)

	Total United Kingdom	(12,411,911)

	United States — (27.5)%

(100,770)	Advanced Micro Devices, Inc. *	(9,337,348)

(1,400)	AES Corp. (The)	(28,616)

(700)	American Tower Corp. (REIT)	(161,840)

(71,231)	Analog Devices, Inc.	(9,906,807)

(83,527)	Aon Plc – Class A	(17,113,847)

(13,300)	Apache Corp.	(171,437)

(300)	Arthur J Gallagher & Co.	(34,623)

(600)	Autodesk, Inc. *	(168,138)

(800)	Avalara, Inc. *	(137,400)

(500)	Ball Corp.	(48,005)

Shares	Description	Value ($)

	United States — continued

(200)	Black Knight, Inc. *	(18,324)

(2,700)	Blackstone Group , Inc. (The) – Class A	(160,785)

(39,001)	Bristol-Myers Squibb Co.	(2,433,662)

(600)	Burlington Stores, Inc. *	(131,124)

(1)	Charles Schwab Corp. (The)	(49)

(9,424)	Charter Communications, Inc. – Class A *	(6,144,354)

(2,900)	Cheniere Energy, Inc. *	(164,401)

(100)	Chipotle Mexican Grill, Inc. *	(128,943)

(1,100)	Cognex Corp.	(82,654)

(160,526)	ConocoPhillips	(6,350,409)

(100)	CoStar Group, Inc. *	(91,057)

(500)	Coupa Software, Inc. *	(164,455)

(1,000)	Crowdstrike Holdings, Inc. – Class A *	(153,280)

(1,300)	Datadog, Inc. – Class A *	(128,596)

(900)	Devon Energy Corp.	(13,302)

(400)	DexCom, Inc. *	(127,872)

(600)	Digital Realty Trust, Inc. (REIT)	(80,850)

(376,328)	Discovery, Inc. – Class A *	(10,126,986)

(800)	DocuSign, Inc. *	(182,304)

(30,200)	Endo International Plc *	(153,416)

(700)	Equifax, Inc.	(116,830)

(200)	Equinix, Inc. (REIT)	(139,558)

(2,700)	Equity LifeStyle Properties, Inc. (REIT)	(158,193)

(100)	Erie Indemnity Co. – Class A	(22,561)

(1,400)	Exact Sciences Corp. *	(169,484)

(1)	Fidelity National Financial, Inc.	(36)

(1,600)	Guidewire Software, Inc. *	(195,968)

(23,225)	HEICO Corp. – Class A	(2,572,169)

(200)	IDEXX Laboratories, Inc. *	(92,196)

(1,000)	IHS Markit Ltd.	(99,460)

(1,600)	Ingersoll Rand, Inc. *	(70,832)

(700)	Insulet Corp. *	(180,397)

(900)	IQVIA Holdings, Inc. *	(152,091)

(2,100)	Lamb Weston Holdings, Inc.	(151,998)

(500)	Liberty Broadband Corp. – Class A *	(78,385)

(46,470)	Liberty Broadband Corp. – Class C *	(7,312,055)

(3,600)	Liberty Media Corp-Liberty Formula One – Class C *	(150,408)

(13,000)	Live Nation Entertainment, Inc. *	(853,450)

(300)	MarketAxess Holdings, Inc.	(161,754)

(118,939)	Marvell Technology Group Ltd.	(5,505,686)

(700)	MongoDB, Inc. *	(201,117)

(400)	MSCI, Inc.	(163,768)

(1,000)	NIKE Inc. – Class B	(134,700)

(3,300)	Nuance Communications, Inc. *	(142,329)

(800)	Okta, Inc. *	(196,032)

(300)	Paycom Software, Inc. *	(125,124)

(300)	Pinterest, Inc. – Class A *	(21,006)

(400)	Public Storage (REIT)	(89,784)

(600)	RingCentral, Inc. – Class A *	(178,230)

(100)	Rockwell Automation, Inc.	(25,556)

(600)	Roku, Inc. *	(176,142)

(2,000)	Rollins, Inc.	(114,360)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(300)	ServiceNow, Inc. *	(160,365)

(500,170)	Sirius XM Holdings, Inc.	(3,246,103)

(4,000)	Slack Technologies Inc. – Class A *	(171,520)

(3,900)	Snap, Inc. – Class A *	(173,238)

(14,600)	Southwestern Energy Co. *	(45,406)

(800)	Splunk, Inc. *	(163,344)

(400)	Square, Inc. – Class A *	(84,384)

(1,100)	Starbucks Corp.	(107,822)

(200)	Sun Communities, Inc. (REIT)	(27,800)

(6,900)	Targa Resources Corp.	(162,150)

(21,696)	Teladoc Health, Inc. *	(4,312,514)

(400)	Tesla, Inc. *	(227,040)

(600)	Twilio, Inc. – Class A *	(192,054)

(3,800)	UDR, Inc. (REIT)	(146,186)

(500)	Vail Resorts, Inc.	(137,920)

(100)	West Pharmaceutical Services, Inc.	(27,516)

(4,500)	Williams Cos, Inc. (The)	(94,410)

(1,600)	Wynn Resorts Ltd.	(160,800)

(1,400)	Zillow Group, Inc. – Class C *	(150,934)

Shares	Description	Value ($)

	United States — continued

(300)	Zoom Video Communications, Inc.– Class A *	(143,508)

(800)	Zscaler, Inc. *	(124,600)

	Total United States	(93,756,157)

	TOTAL COMMON STOCKS (PROCEEDS $107,315,455)	(119,706,158)

	RIGHTS/WARRANTS — (0.0)%

	Spain — (0.0)%

(6,879)	Ferrovial SA, Expires 11/23/20 *	(1,960)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $1,610)	(1,960)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $107,317,065)	(119,708,118)

	Other Assets and Liabilities (net) — 4.3%	14,672,940

	TOTAL NET ASSETS — 100.0%	$340,759,078

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/17/2020	GS	AUD	762,501	USD	558,277	(1,529)
12/17/2020	SSB	AUD	8,318,779	USD	6,067,014	(40,391)
12/17/2020	UBSA	AUD	657,873	USD	479,778	(3,214)
02/08/2021	BCLY	AUD	62,999,000	USD	45,386,181	(887,440)
02/08/2021	DB	AUD	2,290,000	USD	1,634,792	(47,244)
02/26/2021	BOA	AUD	4,562,694	USD	3,350,286	(1,398)
02/26/2021	SSB	AUD	539	USD	396	—
02/02/2021	CITI	BRL	5,430,700	USD	1,000,000	(12,548)
01/13/2021	BOA	CHF	2,619,139	USD	2,870,000	(16,981)
01/13/2021	JPM	CHF	9,286,847	USD	10,240,000	3,448
01/13/2021	MSCI	CHF	32,126,007	USD	35,043,367	(367,956)
12/02/2020	MSCI	CLP	4,361,759,000	USD	5,659,989	(64,856)
02/03/2021	MSCI	COP	16,898,716,400	USD	4,412,198	(274,333)
02/16/2021	CITI	CZK	42,978,888	USD	1,919,557	(35,351)
01/13/2021	SSB	EUR	2,395,745	USD	2,832,167	(29,461)
01/19/2021	GS	EUR	1,651,866	USD	1,936,498	(36,860)
01/27/2021	BOA	EUR	2,930,000	USD	3,469,914	(30,964)
01/13/2021	MSCI	GBP	5,000,000	USD	6,610,307	(59,855)
01/19/2021	BCLY	GBP	1,167,466	USD	1,557,971	485
01/13/2021	MSCI	HUF	1,325,899,492	USD	4,350,599	(58,324)
02/16/2021	CITI	IDR	7,958,944,000	USD	560,000	1,625
02/16/2021	JPM	IDR	12,507,620,000	USD	860,000	(17,497)
01/29/2021	BOA	ILS	2,871,665	USD	860,000	(8,480)
01/22/2021	BCLY	INR	55,148,500	USD	740,000	(1,101)
01/22/2021	JPM	INR	54,185,760	USD	720,000	(8,164)
12/10/2020	DB	JPY	166,991,831	USD	1,592,066	(7,641)
01/19/2021	CITI	JPY	319,207,200	USD	3,072,288	11,655
01/19/2021	JPM	JPY	17,160,000	USD	164,922	388
01/19/2021	MSCI	JPY	531,858,600	USD	5,061,666	(37,917)
02/09/2021	BOA	JPY	260,030,250	USD	2,500,000	6,123
02/09/2021	JPM	JPY	275,086,881	USD	2,650,000	11,719

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/20/2021	JPM	NOK	67,917,910	USD	7,375,572	(261,025)
12/17/2020	UBSA	NZD	6,834,188	USD	4,654,390	(137,891)
02/05/2021	BCLY	NZD	2,210,000	USD	1,475,546	(74,238)
02/05/2021	JPM	NZD	14,900,000	USD	10,125,522	(323,248)
02/05/2021	MSCI	NZD	34,560,000	USD	23,003,309	(1,232,231)
02/02/2021	MSCI	PEN	5,466,750	USD	1,510,340	(5,843)
12/03/2020	JPM	PHP	18,401,500	USD	380,000	(2,647)
12/03/2020	MSCI	PHP	38,645,795	USD	798,302	(5,312)
01/25/2021	JPM	PHP	57,047,295	USD	1,181,103	(1,807)
02/16/2021	DB	PLN	3,783,372	USD	1,010,000	1,476
02/26/2021	BOA	RON	1,456,830	USD	353,517	(1,362)
02/16/2021	BCLY	RUB	142,598,274	USD	1,830,000	(24,163)
02/16/2021	MSCI	RUB	46,736,520	USD	600,000	(7,701)
02/05/2021	BCLY	SEK	26,377,958	USD	3,040,000	(39,499)
02/05/2021	JPM	SEK	59,413,433	USD	6,890,000	(46,232)
01/15/2021	BCLY	SGD	668,905	USD	500,000	1,234
12/07/2020	BCLY	TWD	22,492,880	USD	790,000	2,001
12/07/2020	CITI	TWD	15,421,968	USD	540,000	(282)
12/07/2020	JPM	TWD	9,660,760	USD	340,000	1,552
12/07/2020	MSCI	TWD	26,326,342	USD	922,114	(185)
02/08/2021	BOA	USD	2,223,510	AUD	3,110,000	60,827
02/02/2021	JPM	USD	1,644,641	BRL	9,444,678	116,309
12/02/2020	MSCI	USD	444,557	CAD	582,960	4,324
12/02/2020	SSB	USD	5,998,424	CAD	7,971,686	139,794
02/01/2021	SSB	USD	6,587,698	CAD	8,554,646	1,822
02/03/2021	JPM	USD	23,968,636	CAD	31,874,092	583,635
02/03/2021	MSCI	USD	23,973,954	CAD	31,874,091	578,317
12/02/2020	MSCI	USD	5,691,019	CLP	4,361,759,000	33,825
02/26/2021	MSCI	USD	2,820,954	CLP	2,180,879,500	46,783
02/03/2021	MSCI	USD	1,280,000	COP	4,641,640,000	7,269
02/16/2021	BOA	USD	660,000	CZK	14,689,415	8,153

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/16/2021	CITI	USD	400,000	CZK	8,868,760	3,398
02/16/2021	DB	USD	640,000	CZK	13,988,230	(3,741)
01/13/2021	UBSA	USD	23,554,115	EUR	19,915,545	234,256
01/19/2021	BOA	USD	1,250,667	EUR	1,070,830	28,572
01/19/2021	DB	USD	14,021	EUR	11,800	76
01/27/2021	DB	USD	30,285,458	EUR	25,500,000	182,939
01/27/2021	JPM	USD	16,436,667	EUR	13,820,000	76,009
02/16/2021	BCLY	USD	776,330	EUR	653,823	5,228
02/16/2021	GS	USD	23,639,560	EUR	20,000,000	267,748
02/16/2021	JPM	USD	362,186	EUR	305,148	2,577
01/13/2021	MSCI	USD	13,178,592	GBP	10,186,000	409,861
01/13/2021	BOA	USD	320,000	HUF	96,988,512	2,509
02/16/2021	JPM	USD	2,260,322	IDR	33,629,064,000	98,992
01/29/2021	MSCI	USD	2,564,807	ILS	8,691,619	63,807
01/22/2021	JPM	USD	451,271	INR	33,482,018	(1,330)
12/10/2020	MSCI	USD	7,397,708	JPY	774,521,220	21,859
12/10/2020	SSB	USD	11,905,570	JPY	1,259,096,844	156,014
02/09/2021	BOA	USD	8,310,000	JPY	870,584,961	39,535
02/09/2021	MSCI	USD	30,042,865	JPY	3,113,867,801	(178,635)
02/10/2021	MSCI	USD	1,545,260	JPY	160,250,771	(8,322)
02/10/2021	SSB	USD	6,907,435	JPY	715,321,476	(46,908)
02/19/2021	MSCI	USD	4,095,683	KRW	4,530,807,850	(10,273)
01/21/2021	BOA	USD	1,000,000	MXN	20,907,425	29,074

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/21/2021	CITI	USD	800,000	MXN	17,058,016	39,604
01/21/2021	GS	USD	760,000	MXN	16,281,015	41,359
01/21/2021	MSCI	USD	1,527,501	MXN	32,557,530	74,996
01/20/2021	JPM	USD	6,620,000	NOK	60,975,624	236,017
12/17/2020	BOA	USD	466,486	NZD	683,267	12,636
12/17/2020	UBSA	USD	157,867	NZD	228,666	2,478
02/05/2021	JPM	USD	10,860,744	NZD	16,170,000	478,628
02/02/2021	MSCI	USD	1,800,000	PEN	6,460,080	(8,320)
12/03/2020	JPM	USD	1,183,554	PHP	57,047,295	2,707
02/16/2021	MSCI	USD	1,462,967	PLN	5,549,729	16,410
02/16/2021	BCLY	USD	208,378	RUB	16,244,616	2,846
02/05/2021	BCLY	USD	41,451,927	SEK	368,909,714	1,616,503
02/05/2021	JPM	USD	3,890,000	SEK	34,992,394	195,193
01/15/2021	GS	USD	660,000	SGD	896,174	8,228
01/15/2021	MSCI	USD	670,000	SGD	907,875	6,954
01/15/2021	BOA	USD	1,550,000	THB	48,398,710	49,643
02/16/2021	BCLY	USD	4,050,000	TRY	32,285,385	(37,502)
12/07/2020	JPM	USD	2,564,793	TWD	73,901,950	24,235
02/02/2021	MSCI	USD	930,259	TWD	26,326,342	(329)
01/29/2021	DB	USD	1,120,000	ZAR	18,415,137	60,274
01/29/2021	MSCI	USD	2,718,637	ZAR	44,882,790	158,019

						$1,763,417

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
32	CAC40 10 Euro	December 2020	2,099,554	6,712
57	Canadian Government Bond 10 Yr.	March 2021	6,532,594	6,190
19	Hang Seng Index	December 2020	3,235,119	(25,529)
342	Mini MSCI Emerging Markets	December 2020	20,559,330	1,746,027
13	S&P/TSX 60	December 2020	2,046,046	113,753
164	U.S. Treasury Note 10 Yr. (CBT)	March 2021	22,660,188	38,651

			$57,132,831	$1,885,804

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
6	DAX Index	December 2020	2,380,420	(70,241)
54	E-mini Russell 2000 Index	December 2020	4,914,270	(455,633)
138	Euro Bund	December 2020	28,848,494	26,171
80	FTSE/JSE TOP 40	December 2020	2,704,253	(28,996)
11	Gilt Long Bond	March 2021	1,967,850	(2,404)
9	Japanese Government Bond 10 Yr. (OSE)	December 2020	13,106,034	3,209
42	S&P 500 E-Mini	December 2020	7,608,720	(619,212)
28	SPI 200	December 2020	3,349,132	(190,480)
6	TOPIX Index	December 2020	1,007,335	(18,419)

			$65,886,508	$(1,356,005)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
FirstEnergy Corp. (c)	30.00	04/16/21	(1,374)	USD	(3,649,344)	(151,140)

Equity Options – Puts
FirstEnergy Corp. (c)	28.00	04/16/21	(1,374)	USD	(3,649,344)	(439,680)

Index Options – Puts
S&P/ASX 200 Index	6,525.00	12/03/20	(49)	AUD	(3,193,727)	(17,874)
S&P 500 Index	3,585.00	12/04/20	(10)	USD	(3,621,630)	(12,700)
S&P 500 Index	3,560.00	12/11/20	(16)	USD	(5,794,608)	(33,600)
S&P 500 Index	3,635.00	12/18/20	(16)	USD	(5,794,608)	(95,360)

	Total Index Options – Puts					(159,534)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.IGS.35.V1-5Y	MSCI	80.00	01/20/21	USD	(25,000,000)	Fixed Spread	Pay	(12,074)
CDX. NA.HYS.35.V1	JPM	101.00	02/17/21	USD	(13,200,000)	Fixed Spread	Pay	(47,353)

				Total Written Options on Credit Default Swaps - Puts				(59,427)

				TOTAL WRITTEN OPTIONS (Premiums $980,190)				$(809,781)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.IGS.35.V1-5Y	USD	25,000,000	1.00%	0.52%	N/A	12/20/2025	Quarterly	$(547,781)	$(621,275)	$(73,494)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUROPES.32.V1-5Y	JPM	EUR	9,600,000	1.00%	1.84%	N/A	12/20/2024	Quarterly	572,808	389,129	(183,679)
Sell Protection^:
ITRAXX.EUROPES.32.V1-5Y	JPM	EUR	20,000,000	1.00%	0.75%	20,000,000 EUR	12/20/2024	Quarterly	116,938	245,559	128,621

									$689,746	$634,688	$(55,058)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month AUD BBSW	0.15%	AUD	24,780,000	12/16/2022	Quarterly	3,046	25,073	22,027
3 Month AUD BBSW	0.10%	AUD	36,530,000	12/16/2022	Quarterly	(1,770)	10,164	11,934
0.07%	3 Month AUD BBSW	AUD	40,650,000	12/16/2022	Quarterly	—	5,091	5,091
(0.67)%	6 Month CHF LIBOR	CHF	30,330,000	12/16/2022	Semi-Annually	7,353	(23,408)	(30,761)
6 Month CHF LIBOR	(0.72)%	CHF	21,630,000	12/16/2022	Semi-Annually	(172)	(3,054)	(2,882)
0.18%	3 Month NZD Bank Bill Rate	NZD	220,230,000	12/16/2022	Quarterly	42,020	203,369	161,349
(0.05)%	3 Month SEK STIBOR	SEK	150,890,000	12/16/2022	Quarterly	1,392	2,234	842
3 Month SEK STIBOR	(0.04)%	SEK	158,100,000	12/16/2022	Quarterly	395	1,350	955
3 Month SEK STIBOR	(0.03)%	SEK	166,000,000	12/16/2022	Quarterly	—	2,386	2,386
0.55%	3 Month CAD LIBOR	CAD	22,480,000	12/19/2022	Semi-Annually	—	794	794
0.56%	3 Month CAD LIBOR	CAD	63,670,000	12/19/2022	Semi-Annually	8,005	(7,595)	(15,600)
0.55%	3 Month CAD LIBOR	CAD	17,650,000	12/19/2022	Semi-Annually	—	(195)	(195)
6 Month EURIBOR	(0.48)%	EUR	23,040,000	12/21/2022	Semi-Annually	5,571	21,688	16,117
6 Month GBP LIBOR	0.08%	GBP	104,780,000	12/21/2022	Semi-Annually	40,853	(25,416)	(66,269)
3 Month USD LIBOR	0.24%	USD	24,380,000	12/21/2022	Quarterly	(9,706)	3,906	13,612
3 Month USD LIBOR	0.23%	USD	9,850,000	12/21/2022	Quarterly	59	(1,394)	(1,453)
0.87%	6 Month AUD BBSW	AUD	5,160,000	12/16/2030	Semi-Annually	(4,054)	8,852	12,906
0.76%	6 Month AUD BBSW	AUD	7,580,000	12/16/2030	Semi-Annually	4,084	71,711	67,627
0.77%	6 Month AUD BBSW	AUD	1,460,000	12/16/2030	Semi-Annually	—	12,556	12,556
0.88%	6 Month AUD BBSW	AUD	4,210,000	12/16/2030	Semi-Annually	—	5,713	5,713
6 Month AUD BBSW	0.79%	AUD	16,610,000	12/16/2030	Semi-Annually	1,718	(128,553)	(130,271)
0.93%	6 Month AUD BBSW	AUD	5,160,000	12/16/2030	Semi-Annually	—	(12,425)	(12,425)
6 Month AUD BBSW	0.89%	AUD	8,490,000	12/16/2030	Semi-Annually	—	(561)	(561)
3 Month CAD LIBOR	1.28%	CAD	39,930,000	12/16/2030	Semi-Annually	(10,911)	236,830	247,741
3 Month CAD LIBOR	1.23%	CAD	8,780,000	12/16/2030	Semi-Annually	8,945	19,426	10,481
3 Month CAD LIBOR	1.20%	CAD	66,370,000	12/16/2030	Semi-Annually	(104,361)	(1,235)	103,126
3 Month CAD LIBOR	1.11%	CAD	8,330,000	12/16/2030	Semi-Annually	(2,368)	(53,433)	(51,065)
3 Month CAD LIBOR	1.09%	CAD	14,870,000	12/16/2030	Semi-Annually	—	(118,609)	(118,609)
3 Month CAD LIBOR	1.09%	CAD	2,640,000	12/16/2030	Semi-Annually	—	(21,450)	(21,450)
3 Month CAD LIBOR	1.11%	CAD	5,090,000	12/16/2030	Semi-Annually	—	(34,164)	(34,164)
3 Month CAD LIBOR	1.13%	CAD	8,130,000	12/16/2030	Semi-Annually	—	(42,476)	(42,476)
3 Month CAD LIBOR	1.15%	CAD	2,060,000	12/16/2030	Semi-Annually	—	(7,699)	(7,699)
6 Month CHF LIBOR	(0.26)%	CHF	5,240,000	12/16/2030	Semi-Annually	(7,603)	21,411	29,014
(0.32)%	6 Month CHF LIBOR	CHF	3,490,000	12/16/2030	Semi-Annually	—	11,425	11,425
6 Month CHF LIBOR	(0.30)%	CHF	62,040,000	12/16/2030	Semi-Annually	(25,072)	(62,612)	(37,540)
(0.27)%	6 Month CHF LIBOR	CHF	6,890,000	12/16/2030	Semi-Annually	—	(20,351)	(20,351)
(0.29)%	6 Month CHF LIBOR	CHF	5,920,000	12/16/2030	Semi-Annually	—	(4,080)	(4,080)
0.59%	3 Month NZD Bank Bill Rate	NZD	41,980,000	12/16/2030	Quarterly	(19,391)	857,329	876,720
0.85%	3 Month NZD Bank Bill Rate	NZD	4,320,000	12/16/2030	Quarterly	—	11,919	11,919
3 Month NZD Bank Bill Rate	0.55%	NZD	22,000,000	12/16/2030	Quarterly	40,790	(497,302)	(538,092)
3 Month NZD Bank Bill Rate	0.46%	NZD	11,010,000	12/16/2030	Quarterly	(6,086)	(323,212)	(317,126)
3 Month NZD Bank Bill Rate	0.48%	NZD	19,180,000	12/16/2030	Quarterly	478	(536,891)	(537,369)
3 Month NZD Bank Bill Rate	0.74%	NZD	4,230,000	12/16/2030	Quarterly	—	(42,682)	(42,682)
3 Month NZD Bank Bill Rate	0.81%	NZD	4,470,000	12/16/2030	Quarterly	749	(24,527)	(25,276)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	0.78%	NZD	48,460,000	12/16/2030	Quarterly	(87,480)	(348,522)	(261,042)
3 Month NZD Bank Bill Rate	0.82%	NZD	29,970,000	12/16/2030	Quarterly	(2,744)	(126,634)	(123,890)
3 Month NZD Bank Bill Rate	0.86%	NZD	35,770,000	12/16/2030	Quarterly	(4,353)	(62,102)	(57,749)
3 Month SEK STIBOR	0.34%	SEK	288,510,000	12/16/2030	Quarterly	(75,165)	(34,726)	40,439
0.30%	3 Month SEK STIBOR	SEK	39,100,000	12/16/2030	Quarterly	—	21,896	21,896
0.31%	3 Month SEK STIBOR	SEK	52,400,000	12/16/2030	Quarterly	—	22,069	22,069
3 Month SEK STIBOR	0.30%	SEK	25,500,000	12/16/2030	Quarterly	—	(12,657)	(12,657)
0.37%	3 Month SEK STIBOR	SEK	47,900,000	12/16/2030	Quarterly	267	(10,860)	(11,127)
0.39%	3 Month SEK STIBOR	SEK	41,690,000	12/16/2030	Quarterly	—	(21,992)	(21,992)
0.39%	3 Month SEK STIBOR	SEK	33,700,000	12/16/2030	Quarterly	—	(17,387)	(17,387)
(0.18)%	6 Month EURIBOR	EUR	74,580,000	12/18/2030	Semi-Annually	52,674	(655,139)	(707,813)
(0.21)%	6 Month EURIBOR	EUR	59,850,000	12/18/2030	Semi-Annually	(24,341)	(342,097)	(317,756)
(0.18)%	6 Month EURIBOR	EUR	4,600,000	12/18/2030	Semi-Annually	(16,380)	(43,231)	(26,851)
0.45%	6 Month GBP LIBOR	GBP	23,390,000	12/18/2030	Semi-Annually	(9,825)	90,255	100,080
0.36%	6 Month GBP LIBOR	GBP	2,820,000	12/18/2030	Semi-Annually	(248)	44,530	44,778
6 Month GBP LIBOR	0.54%	GBP	4,880,000	12/18/2030	Semi-Annually	10,357	36,163	25,806
6 Month GBP LIBOR	0.53%	GBP	5,570,000	12/18/2030	Semi-Annually	8,162	36,107	27,945
0.70%	3 Month USD LIBOR	USD	14,720,000	12/18/2030	Quarterly	19,285	218,229	198,944
0.88%	3 Month USD LIBOR	USD	62,110,000	12/18/2030	Quarterly	(228,759)	(180,309)	48,450
3 Month USD LIBOR	0.82%	USD	5,080,000	12/18/2030	Quarterly	(3,637)	(15,604)	(11,967)
3 Month USD LIBOR	0.75%	USD	2,740,000	12/18/2030	Quarterly	679	(27,203)	(27,882)
0.86%	3 Month USD LIBOR	USD	3,380,000	12/18/2030	Quarterly	—	(2,198)	(2,198)
0.85%	3 Month USD LIBOR	USD	3,380,000	12/18/2030	Quarterly	—	(46)	(46)
0.85%	3 Month USD LIBOR	USD	6,940,000	12/18/2030	Quarterly	—	(434)	(434)
0.86%	3 Month USD LIBOR	USD	6,850,000	12/18/2030	Quarterly	—	(8,145)	(8,145)
0.88%	3 Month USD LIBOR	USD	7,340,000	12/18/2030	Quarterly	—	(19,511)	(19,511)

						$(387,544)	$(1,919,645)	$(1,532,101)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on MSCI ACWI Commodity Producers Index	3 Month USD LIBOR plus a spread of (0.35)%	MSCI	USD	2,383,206	02/25/2021	Quarterly	—	79,406	79,406
Total Return on MSCI ACWI Commodity Producers Index	3 Month USD LIBOR plus a spread of (0.35)%	MSCI	USD	6,887,089	02/25/2021	Quarterly	—	229,470	229,470
Total Return on MSCI ACWI Commodity Producers Index	3 Month USD LIBOR plus a spread of (0.35)%	MSCI	USD	6,341,577	02/25/2021	Quarterly	—	211,294	211,294
1 Month FED Funds Rate plus 0.15% (g)	Total Return on Bloomberg Commodity Index	MSCI	USD	2,456,470	08/20/2021	Monthly	3,334	7,386	4,052
Total Return on Equity Basket (h)	1 Month FED Funds Rate minus 0.50%	GS	USD	90,215	05/24/2022	Monthly	—	9,993	9,993
Total Return on Equity Basket (h)	1 Month FED Funds Rate minus 0.75%	GS	USD	88,444	05/24/2022	Monthly	—	721	721
1 Month FED Funds Rate plus 0.60%	Total Return on Equity Basket(h)	GS	USD	97,754	05/24/2022	Monthly	—	404	404

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (h)	1 Month FED Funds Rate minus 0.40%	MORD	USD	1,540,173	10/18/2022	Monthly	—	(32,829)	(32,829)
1 Month FED Funds Rate plus 0.95%	Total Return on Equity Basket (h)	MORD	USD	51,891	10/18/2022	Monthly	—	1,078	1,078

							$3,334	$506,923	$503,589

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Investment valued using significant unobservable inputs.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(g)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CVA - Certificaaten van aandelen (Share Certificates)

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

7,650,737	GMO Emerging Country Debt Fund, Class IV	210,012,724

3,803,989	GMO High Yield Fund, Class VI	79,122,969

456,670,191	GMO Implementation Fund	5,662,710,366

12,850,716	GMO Opportunistic Income Fund, Class VI	336,174,727

5,590,398	GMO SGM Major Markets Fund, Class VI	184,650,858

5,713,838	GMO Special Opportunities Fund, Class VI	181,414,366

	TOTAL MUTUAL FUNDS (COST $6,958,992,770)	6,654,086,010

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

3,796,402	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	3,796,402

	TOTAL SHORT-TERM INVESTMENTS (COST $3,796,402)	3,796,402

	TOTAL INVESTMENTS — 100.1% (Cost $6,962,789,172)	6,657,882,412

	Other Assets and Liabilities (net) — (0.1%)	(3,369,446)

	TOTAL NET ASSETS — 100.0%	$6,654,512,966

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2020.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 67.0%

	Argentina — 0.0%

15,000	Banco BBVA Argentina SA ADR *	48,000

4,200	Globant SA *	792,456

22,800	Grupo Financiero Galicia SA ADR	196,308

	Total Argentina	1,036,764

	Australia — 1.0%

83,959	Accent Group Ltd	133,173

25,859	Adairs Ltd	60,162

17,132	Ampol Ltd	385,316

43,739	Ansell Ltd	1,196,366

87,031	Asaleo Care Ltd	63,975

13,577	AUB Group Ltd	166,415

54,997	Austal Ltd	117,883

236,680	Australian Pharmaceutical Industries Ltd	209,147

30,888	Aventus Group (REIT)	60,567

9,715	BHP Group Ltd	270,915

127,008	BlueScope Steel Ltd	1,589,181

19,756	Codan Ltd	153,260

17,565	Computershare Ltd	184,044

156,729	Dexus (REIT)	1,122,914

428,225	Fortescue Metals Group Ltd	5,705,069

39,768	GDI Property Group (REIT)	33,609

133,824	Genworth Mortgage Insurance Australia Ltd	259,749

449,084	GPT Group (The) (REIT)	1,552,139

61,671	JB Hi-Fi Ltd	2,071,527

29,709	McMillan Shakespeare Ltd	259,144

278,478	Mirvac Group (REIT)	526,149

99,102	Mount Gibson Iron Ltd	54,434

23,169	Rio Tinto Ltd	1,728,616

136,209	Sandfire Resources NL	438,392

775,864	Scentre Group (REIT) (a)	1,587,099

79,024	Sigma Healthcare Ltd *	32,477

243,512	Stockland (REIT)	808,742

13,140	Virtus Health Ltd * (a)	51,502

	Total Australia	20,821,966

	Austria — 0.0%

2,781	AT&S Austria Technologie & Systemtechnik AG	66,479

2,078	Vienna Insurance Group AG Wiener Versicherung Gruppe	49,503

	Total Austria	115,982

	Belgium — 0.3%

43,034	Ageas SA/NV	2,106,971

40,687	AGFA-Gevaert NV *	168,387

12,340	bpost SA	148,862

4,523	Etablissements Franz Colruyt NV	269,579

260	Sofina SA	82,533

26,646	UCB SA (b)	2,851,459

	Total Belgium	5,627,791

Shares	Description	Value ($)

	Brazil — 0.8%

132,900	Banco do Brasil SA	839,958

291,300	Camil Alimentos SA	605,720

139,500	Cia de Saneamento Basico do Estado de Sao Paulo	1,159,766

333,800	Cia de Saneamento do Parana	1,557,658

38,000	Cia Paranaense de Energia	462,250

270,500	Cielo SA	179,243

208,000	Cogna Educacao *	182,088

63,700	Dimed SA Distribuidora da Medicamentos	262,177

33,100	Grendene SA	51,157

149,100	IRB Brasil Resseguros SA	184,517

69,700	Mahle-Metal Leve SA	249,533

183,400	Marfrig Global Foods SA *	502,541

1,276,140	Petrobras Distribuidora SA	4,890,274

21,200	Porto Seguro SA	187,569

43,700	Qualicorp Consultoria e Corretora de Seguros SA	270,566

318,400	Telefonica Brasil SA	2,659,574

286,100	TIM SA	720,403

138,600	Tupy SA *	554,928

53,700	WEG SA	737,430

	Total Brazil	16,257,352

	Canada — 1.1%

16,100	AGF Management Ltd – Class B	69,175

700	Bank of Montreal	50,305

2,800	Bank of Nova Scotia (The)	136,259

51,819	Brookfield Asset Management Inc – Class A (b)	2,098,151

12,237	BRP Inc Sub Voting	698,113

16,600	Canaccord Genuity Group Inc (a)	114,271

13,000	Canadian Apartment Properties (REIT)	512,112

5,900	Canadian Imperial Bank of Commerce	497,368

2,100	Canadian Tire Corp Ltd – Class A	268,374

1,400	Canfor Pulp Products Inc	6,306

33,300	Cascades Inc	374,359

58,700	Celestica Inc *	442,047

42,100	CI Financial Corp	551,738

4,200	Cogeco Inc	257,265

1,400	DREAM Unlimited Corp – Class A	21,000

600	Enghouse Systems Ltd	30,950

83,800	Fortuna Silver Mines Inc *	533,631

8,259	iA Financial Corp Inc	361,661

18,900	IGM Financial Inc (a)	499,896

33,000	Imperial Oil Ltd (a)	571,218

9,200	Linamar Corp	423,765

26,200	Magna International Inc	1,606,659

48,900	Manulife Financial Corp	833,262

23,500	Martinrea International Inc	257,311

3,000	Morguard North American Residential Real Estate Investment Trust	37,099

38,000	Nutrien Ltd	1,872,260

55,400	Power Corp of Canada	1,247,321

11,300	Real Matters Inc *	166,711

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

24,900	RioCan Real Estate Investment Trust	336,295

53,300	Royal Bank of Canada	4,352,813

20,200	Sun Life Financial Inc (b)	897,000

6,000	Teekay Tankers Ltd – Class A * (a)	69,840

75,600	TELUS Corp (a)	1,458,212

10,600	TFI International Inc	537,876

24,600	Toronto-Dominion Bank (The)	1,312,303

18,600	Tourmaline Oil Corp	258,942

33,900	Transcontinental Inc – Class A (a)	503,266

5,500	Wajax Corp	71,995

8,900	Westshore Terminals Investment Corp (a)	113,486

	Total Canada	24,450,615

	Chile — 0.0%

390,826	Aguas Andinas SA – Class A	113,365

11,671	Empresa Nacional de Telecomunicaciones SA	70,770

2,700	Enel Americas SA ADR	19,602

5,354	Inversiones La Construccion SA	33,438

	Total Chile	237,175

	China — 12.4%

44,000	7Road Holdings Ltd *	15,063

3,381,668	Agile Group Holdings Ltd	4,882,592

18,411,800	Agricultural Bank of China Ltd – Class H	6,990,852

6,000	AK Medical Holdings Ltd	9,452

20,200	Alibaba Group Holding Ltd *	663,604

61,900	Alibaba Group Holding Ltd Sponsored ADR *	16,301,984

1,517,084	Anhui Conch Cement Co Ltd – Class H (b)	9,696,994

180,500	Anhui Expressway Co Ltd – Class H	102,850

46,000	Asia Cement China Holdings Corp	45,928

100	Autohome Inc ADR	9,442

5,576,000	BAIC Motor Corp Ltd – Class H	2,086,972

15,900	Baidu Inc Sponsored ADR * (b)	2,209,941

33,833,000	Bank of China Ltd – Class H	11,941,575

17,563,000	Bank of Communications Co Ltd – Class H	9,705,449

36,000	Beijing Enterprises Holdings Ltd	116,653

314,300	Beijing North Star Co Ltd – Class H	65,252

64,500	BEST Inc ADR *	188,985

38,100	BYD Co Ltd – Class A	991,120

37,000	BYD Electronic International Co Ltd	183,019

10,606,000	China Cinda Asset Management Co Ltd – Class H	2,065,256

531,000	China Communications Construction Co Ltd – Class H	275,233

3,527,357	China Communications Services Corp Ltd – Class H	1,879,808

12,853,000	China Construction Bank Corp – Class H	10,047,608

460,000	China Dongxiang Group Co Ltd	53,401

402,000	China Eastern Airlines Corp Ltd – Class H	181,524

3,195,000	China Everbright Bank Co Ltd – Class H	1,246,246

816,000	China Feihe Ltd	1,948,777

1,058,000	China Greenfresh Group Co Ltd * (c)	11,056

Shares	Description	Value ($)

	China — continued

161,000	China Hongqiao Group Ltd	140,592

10,488,000	China Huarong Asset Management Co Ltd – Class H	1,202,336

616,000	China Jinmao Holdings Group Ltd	317,445

26,000	China Kepei Education Group Ltd	20,136

3,225,000	China Lesso Group Holdings Ltd	5,764,653

84,000	China Life Insurance Co Ltd – Class H	189,564

508,000	China Lilang Ltd	348,506

1,817,000	China Machinery Engineering Corp – Class H	379,896

3,579,645	China Medical System Holdings Ltd	3,655,037

1,566,000	China Mobile Ltd (b)	9,341,506

4,500	China Mobile Ltd Sponsored ADR	134,325

6,468,000	China National Building Material Co Ltd – Class H	8,479,742

712,000	China Oriental Group Co Ltd	213,376

423,000	China Overseas Grand Oceans Group Ltd	252,281

690,000	China Overseas Land & Investment Ltd	1,680,004

105,000	China Overseas Property Holdings Ltd	68,656

4,638	China Petroleum & Chemical Corp ADR	209,081

15,300,000	China Petroleum & Chemical Corp – Class H	6,873,363

162,000	China Pioneer Pharma Holdings Ltd	20,704

5,648,500	China Railway Construction Corp Ltd – Class H	3,732,637

13,237,042	China Railway Group Ltd – Class H	6,534,070

421,000	China Railway Signal & Communication Corp Ltd – Class H	149,367

1,628,000	China Reinsurance Group Corp – Class H	172,141

482,000	China Resources Cement Holdings Ltd	598,609

42,000	China Resources Gas Group Ltd	202,427

530,000	China Resources Land Ltd	2,293,674

4,167,000	China Resources Pharmaceutical Group Ltd	2,253,128

199,000	China SCE Group Holdings Ltd	91,127

408,979	China Shenhua Energy Co Ltd – Class H	788,788

725,000	China Shineway Pharmaceutical Group Ltd	495,950

13,800	China Taiping Insurance Holdings Co Ltd	24,403

13,242,000	China Telecom Corp Ltd – Class H	3,984,839

412,000	China Traditional Chinese Medicine Holdings Co Ltd	193,630

372,525	China Vanke Co Ltd – Class H	1,414,905

15,400	China Yuchai International Ltd	259,336

1,348,800	China Zhongwang Holdings Ltd *	293,769

229,000	Chongqing Rural Commercial Bank Co Ltd – Class H	98,191

430,000	COSCO Shipping Energy Transportation Co Ltd – Class H	189,174

3,480,604	Country Garden Holdings Co Ltd	4,589,832

25,000	Country Garden Services Holdings Co Ltd	139,687

43,500	Dali Foods Group Co Ltd	26,940

1,746,000	Dongfeng Motor Group Co Ltd – Class H	1,796,354

1,966,000	Dongyue Group Ltd	1,025,444

130,000	Edvantage Group Holdings Ltd	134,226

1,015,500	Fantasia Holdings Group Co Ltd *	197,703

363,500	Fosun International Ltd	524,542

57,000	Fu Shou Yuan International Group Ltd	57,368

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

687,000	Geely Automobile Holdings Ltd	1,900,536

1,550,500	Great Wall Motor Co Ltd – Class H	3,135,343

157,000	Greenland Hong Kong Holdings Ltd	48,531

708,000	Guangdong Investment Ltd	1,173,933

11,800	Guangdong Tapai Group Co Ltd – Class A	24,520

350,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	899,857

1,059,600	Guangzhou R&F Properties Co Ltd – Class H	1,382,683

131,000	Guotai Junan Securities Co Ltd – Class H	192,975

323,000	Haier Electronics Group Co Ltd	1,539,777

43,000	Haitian International Holdings Ltd	116,494

125,500	Hebei Construction Group Corp Ltd – Class H	356,240

8,500	Hengan International Group Co Ltd	58,463

238,987	Hisense Home Appliances Group Co Ltd – Class A	542,496

368,000	Hisense Home Appliances Group Co Ltd – Class H	553,117

20,700	Hollysys Automation Technologies Ltd	261,027

434,000	Hopson Development Holdings Ltd	1,133,779

1,598,000	Huabao International Holdings Ltd	2,174,736

2,372,000	IGG Inc	2,367,381

8,326,000	Industrial & Commercial Bank of China Ltd – Class H	5,259,741

1,000	JOYY Inc ADR	89,070

1,100	KE Holdings Inc ADR *	71,863

85,500	Kingboard Holdings Ltd	326,671

113,000	Kingboard Laminates Holdings Ltd	182,300

205,000	KWG Living Group Holdings Ltd *	158,688

295,500	KWG Property Holding Ltd	404,267

6,389	Lao Feng Xiang Co Ltd – Class A	45,831

837,000	Legend Holdings Corp – Class H	1,139,665

473,481	Livzon Pharmaceutical Group Inc – Class H	1,865,256

258,000	Logan Group Co Ltd	431,908

232,000	Longfor Group Holdings Ltd	1,516,080

3,488,000	Lonking Holdings Ltd	1,007,149

24,000	Lufax Holding Ltd *	395,280

1,704,000	Metallurgical Corp of China Ltd – Class H	309,852

58,900	Momo Inc Sponsored ADR	846,982

48,000	NetEase Inc	893,280

95,300	NetEase Inc ADR (b)	8,612,261

51,300	New China Life Insurance Co Ltd – Class A	478,156

833,000	Nexteer Automotive Group Ltd	882,979

2,235,000	Nine Dragons Paper Holdings Ltd	2,936,639

908,000	PAX Global Technology Ltd	564,246

7,640,000	PICC Property & Casualty Co Ltd – Class H	6,303,834

765,000	Poly Property Group Co Ltd	236,899

4,215,000	Postal Savings Bank of China Co Ltd – Class H	2,382,468

1,668,000	Powerlong Real Estate Holdings Ltd	1,204,065

144,000	Qingling Motors Co Ltd – Class H	28,249

244,000	Road King Infrastructure Ltd	327,376

144,000	Seazen Group Ltd *	127,440

318,000	Shanghai Electric Group Co Ltd – Class H *	91,490

59,000	Shanghai Industrial Holdings Ltd	87,689

Shares	Description	Value ($)

	China — continued

298,000	Shanghai Jin Jiang Capital Co Ltd – Class H	48,727

2,281,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	3,858,727

144,000	Shenzhen Expressway Co Ltd – Class H	143,609

420,858	Shenzhen Investment Ltd	154,037

10,500	Shenzhou International Group Holdings Ltd	176,478

2,136,500	Shimao Group Holdings Ltd	7,963,114

390,500	Sino-Ocean Land Holdings Ltd	82,120

147,000	Sinopec Engineering Group Co Ltd – Class H	65,051

4,130,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	915,095

2,332,000	Sinopharm Group Co Ltd – Class H	5,772,284

1,314,000	Sinotruk Hong Kong Ltd	3,274,386

1,030,000	Skyworth Group Ltd *	281,131

310,000	SOHO China Ltd *	96,387

1,689,000	TCL Electronics Holdings Ltd *	1,329,891

65,500	Tencent Holdings Ltd	4,774,798

9,200	Tencent Holdings Ltd ADR	671,600

231,500	Texhong Textile Group Ltd	213,723

610,000	Tianjin Port Development Holdings Ltd	47,132

2,070,000	Tianneng Power International Ltd	4,343,061

136,300	Vipshop Holdings Ltd ADR *	3,481,102

51,000	Weichai Power Co Ltd – Class H	104,156

975,485	Weifu High-Technology Group Co Ltd – Class A	3,841,293

4,382,000	West China Cement Ltd	682,958

12,100	Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd – Class A	48,076

173,600	Xiaomi Corp – Class B *	592,693

435,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	264,745

194,500	Xtep International Holdings Ltd	82,745

730,000	Yuexiu Property Co Ltd	151,742

100	Yum China Holdings Inc (a)	5,638

1,924,000	Yuzhou Group Holdings Co Ltd	764,696

686,000	Zhongsheng Group Holdings Ltd (b)	5,157,833

127,000	Zhuzhou Kibing Group Co Ltd – Class A	224,509

264,400	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	276,032

	Total China	262,429,231

	Cyprus — 0.0%

16,500	QIWI Plc Sponsored ADR	240,240

	Czech Republic — 0.0%

34,220	Moneta Money Bank AS *	101,665

	Denmark — 0.2%

93,579	Danske Bank A/S *	1,540,582

31,272	Demant A/S *	1,179,709

7,316	Matas A/S *	94,439

14,843	Pandora A/S	1,488,228

20,726	Scandinavian Tobacco Group A/S	318,936

	Total Denmark	4,621,894

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Egypt — 0.0%

3,031	Commercial International Bank Egypt SAE	12,077

	Finland — 0.2%

2,416	Aktia Bank Oyj *	28,805

3,798	Kesko Oyj – B Shares	99,431

42,507	Neste Oyj	2,840,329

211,793	Nokia Oyj *	844,631

6,736	Tokmanni Group Corp	122,504

7,932	UPM-Kymmene Oyj	260,267

3,342	Uponor Oyj	67,948

	Total Finland	4,263,915

	France — 1.5%

1,553	AKWEL	38,204

1,984	ALD SA	25,386

30,243	APERAM SA (a)	1,149,471

14,301	Arkema SA	1,665,447

902	Assystem SA	26,826

15,147	Atos SE *	1,382,629

839	Axway Software SA *	23,414

53,501	BNP Paribas SA *	2,723,265

721	Boiron SA	32,899

680	Bonduelle SCA	16,004

683	Christian Dior SE	348,270

3,673	Cie de Saint-Gobain *	173,997

6,934	Credit Agricole SA *	79,999

45,243	Derichebourg SA	177,381

3,312	Eiffage SA *	323,806

917	Fnac Darty SA *	49,027

4,282	Gaztransport Et Technigaz SA	423,214

1,371	GL Events * (a)	16,396

337	Groupe Crit *	24,373

389	HEXAOM *	16,191

18,204	IPSOS	581,594

2,769	Kaufman & Broad SA	117,796

2,720	Kering SA	1,963,760

1,757	L’Oreal SA (b)	646,745

3,811	LVMH Moet Hennessy Louis Vuitton SE	2,189,022

21,950	Metropole Television SA *	344,156

1,298	Nexans SA *	81,773

149,169	Peugeot SA * (b)	3,499,700

38,383	Publicis Groupe SA	1,729,621

21,953	Quadient SA	392,436

6	Renault SA * (d)	239

45,739	Renault SA * (d)	1,815,922

1,204	Rothschild & Co *	37,577

19,858	Safran SA * (b)	2,894,780

25,594	Sanofi	2,579,845

355	SEB SA	62,885

393	Societe BIC SA	23,262

55,482	Societe Generale SA *	1,100,083

193	Sopra Steria Group *	29,262

Shares	Description	Value ($)

	France — continued

17,197	STMicroelectronics NV – NY Shares	681,861

695	Synergie SA *	23,545

5,603	Television Francaise 1 * (a)	43,304

797	TOTAL SE	33,829

8,338	Unibail-Rodamco-Westfield (REIT)	586,694

30,451	Valeo SA	1,174,794

4,488	Vicat SA	182,778

369	Vilmorin & Cie SA	21,942

	Total France	31,555,404

	Germany — 1.2%

2,523	Allianz SE (Registered)	591,354

732	Amadeus Fire AG *	103,707

108,343	Aroundtown SA *	749,848

9,076	Aurubis AG	689,791

28,401	Bayer AG (Registered)	1,636,287

7,085	Bayerische Motoren Werke AG	614,762

1,204	Bechtle AG	262,838

327	bet-at-home.com AG	12,588

8,894	Borussia Dortmund GmbH & Co KGaA *	60,265

5,606	Brenntag AG	429,298

1,732	Carl Zeiss Meditec AG	230,301

58,557	CECONOMY AG *	288,473

478	Cewe Stiftung & Co KGaA	51,719

17,584	CropEnergies AG	291,118

32,511	Daimler AG (Registered)	2,176,654

113,782	Deutsche Lufthansa AG (Registered) * (a)	1,311,782

128,948	Deutsche Pfandbriefbank AG *	1,284,451

25,191	Deutz AG *	144,399

78,753	Dialog Semiconductor Plc *	4,202,853

1,823	Draegerwerk AG & Co KGaA	131,778

5,016	DWS Group GmbH & Co KGaA	195,339

2,691	Eckert & Ziegler Strahlen- und Medizintechnik AG	138,419

2,334	Elmos Semiconductor SE	74,526

5,375	Fresenius SE & Co KGaA	240,312

4,682	Hamburger Hafen und Logistik AG	102,162

41,278	HeidelbergCement AG (b)	2,920,238

3,876	Henkel AG & Co KGaA	373,967

5,262	Hornbach Baumarkt AG	241,452

6,389	Hornbach Holding AG & Co KGaA	680,198

1,882	KWS Saat SE & Co KGaA *	142,651

3,130	Merck KGaA	499,799

6,324	Siemens AG (Registered)	844,093

32,517	Software AG (b)	1,396,352

22,716	Takkt AG *	292,380

1,082	Talanx AG *	39,652

17,222	VERBIO Vereinigte BioEnergie AG	534,454

4,192	Volkswagen AG	774,851

	Total Germany	24,755,111

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.0%

12,055	FF Group (e)	—

15,736	JUMBO SA	279,035

8,465	Motor Oil Hellas Corinth Refineries SA	108,144

	Total Greece	387,179

	Hong Kong — 0.8%

112,500	BOC Hong Kong Holdings Ltd	366,116

28,700	Budweiser Brewing Co APAC Ltd	98,527

158,400	Champion (REIT)	94,888

142,000	Chow Sang Sang Holdings International Ltd	171,955

67,800	Chow Tai Fook Jewellery Group Ltd	88,505

1,108,000	CITIC Telecom International Holdings Ltd	368,567

218,500	CK Hutchison Holdings Ltd	1,584,916

550,000	CSI Properties Ltd	15,445

100,500	Dah Sing Banking Group Ltd	107,742

133,200	Dah Sing Financial Holdings Ltd	391,921

3,736,000	First Pacific Co Ltd	1,140,565

730,000	Giordano International Ltd	110,398

226,000	HKT Trust & HKT Ltd – Class SS	295,384

202,700	Hongkong Land Holdings Ltd	822,850

389,000	Johnson Electric Holdings Ltd	916,413

113,000	K Wah International Holdings Ltd	56,211

34,500	Kerry Logistics Network Ltd	75,625

386,500	Kerry Properties Ltd	990,222

36,800	Luk Fook Holdings International Ltd	92,977

179,000	Pacific Textiles Holdings Ltd	123,340

2,151,000	PCCW Ltd	1,305,340

848,000	Shun Tak Holdings Ltd	267,545

60,500	SmarTone Telecommunications Holdings Ltd	33,485

130,000	Sun Hung Kai & Co Ltd	58,154

3,000	Sun Hung Kai Properties Ltd	39,877

25,000	Swire Pacific Ltd – Class A	143,255

180,000	Texwinca Holdings Ltd	35,916

132,000	VSTECS Holdings Ltd	110,963

252,800	VTech Holdings Ltd	1,947,328

3,376,500	WH Group Ltd	2,750,739

84,000	Wharf Holdings Ltd (The)	207,792

120,000	Xinyi Glass Holdings Ltd	269,123

536,500	Yue Yuen Industrial Holdings Ltd	1,101,317

	Total Hong Kong	16,183,401

	Hungary — 0.1%

160,693	Magyar Telekom Telecommunications Plc	207,438

41,523	Richter Gedeon Nyrt	984,019

	Total Hungary	1,191,457

	India — 1.8%

20,481	Asian Paints Ltd	605,373

116,190	Aurobindo Pharma Ltd	1,349,795

57,974	Bajaj Auto Ltd	2,474,355

82,729	Balrampur Chini Mills Ltd	182,613

Shares	Description	Value ($)

	India — continued

1,269	Bosch Ltd	217,761

263,490	Cadila Healthcare Ltd	1,588,934

6,868	Cochin Shipyard Ltd	34,291

49,305	Dr Reddy’s Laboratories Ltd	3,202,180

55,300	Dr Reddy’s Laboratories Ltd ADR	3,627,127

69,750	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	196,385

740,521	HCL Technologies Ltd	8,184,640

17,815	HDFC Bank Ltd *	343,382

64,671	Hindalco Industries Ltd	194,721

27,502	Hindustan Petroleum Corp Ltd	77,298

21,163	Hindustan Unilever Ltd	608,980

20,265	Housing Development Finance Corp Ltd	609,714

107,289	ICICI Bank Ltd *	685,281

459,145	Indiabulls Housing Finance Ltd	1,145,192

402,779	Indian Oil Corp Ltd	455,590

37,700	Infosys Ltd Sponsored ADR	573,794

30,989	Kotak Mahindra Bank Ltd *	784,450

50,233	LIC Housing Finance Ltd	222,893

4	Muthoot Finance Ltd	62

97,804	NTPC Ltd	122,432

1,441,278	Oil & Natural Gas Corp Ltd	1,509,794

1,724,845	Power Finance Corp Ltd	2,501,041

356,414	PTC India Ltd	262,164

21,371	Rajesh Exports Ltd *	129,770

2,864,952	REC Ltd	4,576,004

13,180	Sonata Software Ltd	60,640

2	Sun TV Network Ltd	12

15,326	Tata Consultancy Services Ltd	550,368

22,937	Tata Motors Ltd *	54,556

25,137	Titan Co Ltd	449,372

124,503	Wipro Ltd	589,058

	Total India	38,170,022

	Indonesia — 0.4%

614,300	Astra International Tbk PT	230,009

62,700	Bank BTPN Syariah Tbk PT	18,347

1,020,400	Bank Central Asia Tbk PT	2,241,149

1,602,100	Bank Mandiri Persero Tbk PT	718,575

1,384,700	Bank Negara Indonesia Persero Tbk PT	587,202

2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	116,430

8,108,300	Bank Rakyat Indonesia Persero Tbk PT	2,345,128

1,977,600	Bank Tabungan Negara Persero Tbk PT	230,547

2,415,700	Bukit Asam Tbk PT	403,468

1,680,900	Hanjaya Mandala Sampoerna Tbk PT	181,542

223,000	Indah Kiat Pulp & Paper Corp Tbk PT	136,917

260,200	Indo Tambangraya Megah Tbk PT	241,396

595,800	Matahari Department Store Tbk PT *	53,343

1,593,100	Pakuwon Jati Tbk PT *	56,459

1,417,500	Panin Financial Tbk PT *	22,462

2,660,100	Ramayana Lestari Sentosa Tbk PT	137,409

254,000	Unilever Indonesia Tbk PT	138,864

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

57,200	United Tractors Tbk PT	93,137

558,000	XL Axiata Tbk PT	95,239

	Total Indonesia	8,047,623

	Ireland — 0.3%

119,693	AIB Group Plc * (a)	214,959

179,315	Bank of Ireland Group Plc *	561,813

3,941	CRH Plc *	155,012

19,400	CRH Plc Sponsored ADR	761,450

556	Flutter Entertainment Plc *	101,301

9,518	Glanbia Plc	117,056

307,199	Hibernia REIT Plc	419,469

155,047	Irish Residential Properties REIT Plc	258,103

2,732	Kingspan Group Plc *	238,355

54,941	Origin Enterprises Plc	234,854

32,738	Permanent TSB Group Holdings Plc *	24,375

126,930	Ryanair Holdings Plc *	2,313,249

41,834	Smurfit Kappa Group Plc (d)	1,779,872

2,166	Smurfit Kappa Group Plc (d)	90,864

28,153	Total Produce Plc *	47,479

	Total Ireland	7,318,211

	Israel — 0.1%

530	Fox Wizel Ltd	45,610

23,322	Isracard Ltd	76,038

458	Israel Corp Ltd (The) *	78,025

477,592	Oil Refineries Ltd *	103,405

143,900	Teva Pharmaceutical Industries Ltd Sponsored ADR *	1,368,489

	Total Israel	1,671,567

	Italy — 0.9%

63,827	A2A SPA	97,649

6,500	ACEA SPA	137,793

191,783	Anima Holding SPA	844,567

5,369	Biesse SPA *	108,159

86,897	Buzzi Unicem SPA (a) (b)	2,126,414

5,071	Buzzi Unicem SPA – RSP	83,008

15,485	Cementir Holding NV	127,445

49,102	CNH Industrial NV *	534,956

55,960	Cofide SPA *	31,754

22,116	Credito Emiliano SPA *	123,048

3,140	De’ Longhi SPA *	109,625

1,622	El.En. SPA *	47,948

48,977	Enav SPA	215,602

303,350	Enel SPA (b)	3,043,456

85,106	EXOR NV	5,953,114

290,223	Hera SPA	1,057,937

93,876	Intesa Sanpaolo SPA *	217,461

9,031	La Doria SPA	137,658

107,222	Leonardo SPA	778,347

1,923	MARR SPA *	36,175

Shares	Description	Value ($)

	Italy — continued

49,751	Saras SPA * (a)	32,205

1,481	Sesa SPA *	148,757

1,986,541	Telecom Italia SPA	936,214

2,899,579	Telecom Italia SPA – RSP	1,483,101

2,463	Unieuro SPA *	37,114

97,890	Unipol Gruppo SPA *	472,112

	Total Italy	18,921,619

	Japan — 8.8%

12,400	ADEKA Corp	196,075

137,500	Aeon Mall Co Ltd	2,197,530

6,100	Aichi Corp	54,125

14,800	Aida Engineering Ltd	124,815

6,000	Altech Corp	119,772

264,800	Amada Co Ltd (b)	2,538,267

34,700	Amano Corp	813,872

6,600	AOKI Holdings Inc	25,816

4,600	Arata Corp	218,293

21,800	Arcland Sakamoto Co Ltd	373,254

61,000	Arcs Co Ltd	1,273,939

242,800	Asahi Kasei Corp (b)	2,219,782

176,800	Asics Corp (b)	3,177,499

214,500	Astellas Pharma Inc (b)	3,055,238

3,600	Bando Chemical Industries Ltd	19,784

4,400	BeNEXT Group Inc (a)	47,871

91,900	Brother Industries Ltd	1,755,394

10,800	Bunka Shutter Co Ltd	94,112

1,600	Cawachi Ltd	45,845

3,400	Central Glass Co Ltd	72,148

10,400	Central Japan Railway Co	1,321,746

1,600	Chiyoda Integre Co Ltd	23,303

149,600	Chugoku Marine Paints Ltd	1,422,002

1,200	Cleanup Corp	5,298

4,300	CONEXIO Corp	50,661

3,700	Credit Saison Co Ltd	42,299

5,400	Dai Nippon Toryo Co Ltd	47,755

1,500	Dai-Dan Co Ltd	39,854

41,900	Daihen Corp	1,814,860

1,900	Daiichi Jitsugyo Co Ltd	73,272

1,900	Dainichiseika Color & Chemicals Manufacturing Co Ltd	43,408

1,600	Daishi Hokuetsu Financial Group Inc	36,055

18,700	Daiwa House Industry Co Ltd	571,471

5,200	Daiwa Industries Ltd	50,991

53,400	Daiwabo Holdings Co Ltd (b)	3,332,771

87,000	Denka Co Ltd (b)	2,684,351

39,900	Doshisha Co Ltd	765,893

4,600	DTS Corp	96,725

65,600	Ebara Corp	2,092,208

3,200	Ehime Bank Ltd (The)	32,877

6,400	Elecom Co Ltd	293,106

40,300	Electric Power Development Co Ltd	540,890

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

8,500	FAN Communications Inc	33,924

59,400	Fuji Corp	1,435,150

11,600	Fuji Electric Co Ltd	410,722

5,900	Fujimi Inc	205,470

1,500	Fujimori Kogyo Co Ltd	67,728

5,700	Fujitec Co Ltd	115,979

16,400	Fujitsu Ltd	2,268,745

2,600	Furuno Electric Co Ltd	29,507

3,000	G-7 Holdings Inc	69,776

17,200	Geo Holdings Corp	209,177

28,900	GungHo Online Entertainment Inc (a)	732,851

11,600	Gunma Bank Ltd (The)	35,936

23,200	Gunze Ltd	797,260

3,600	Hakuto Co Ltd	36,351

2,000	Hanwa Co Ltd	47,678

275,700	Haseko Corp (b)	2,979,587

352,500	Hazama Ando Corp	2,315,560

1,800	Heiwado Co Ltd	36,534

14,600	Hisamitsu Pharmaceutical Co Inc	856,770

89,600	Hitachi Ltd	3,400,656

45,100	Hogy Medical Co Ltd	1,363,347

67,200	Honda Motor Co Ltd	1,869,633

50,100	Horiba Ltd (b)	2,680,294

6,500	Inaba Denki Sangyo Co Ltd	148,772

93,600	Inabata & Co Ltd	1,232,294

262,000	Inpex Corp	1,451,183

121,100	ITOCHU Corp	3,195,739

16,400	Itochu Enex Co Ltd	157,392

5,100	Itochu Techno-Solutions Corp	179,832

600	Itochu-Shokuhin Co Ltd	32,327

11,600	Itoki Corp	37,528

1,600	Jaccs Co Ltd	27,791

53,300	JAFCO Group Co Ltd	2,280,886

27,800	Japan Post Insurance Co Ltd	462,499

7,400	Japan Tobacco Inc (a)	149,792

159,300	JVCKenwood Corp	214,981

274,300	K’s Holdings Corp (b)	3,330,813

104,500	Kadokawa Corp (b)	3,308,161

6,800	Kajima Corp	89,212

1,700	Kaken Pharmaceutical Co Ltd	62,114

3,500	Kamei Corp	39,276

47,700	Kanamoto Co Ltd	991,584

156,700	Kanematsu Corp	1,804,467

2,100	Kanematsu Electronics Ltd	81,306

2,600	Kato Sangyo Co Ltd	86,086

207,100	KDDI Corp (b)	5,893,313

6,200	Keiyo Bank Ltd (The)	27,071

390,300	Kenedix Inc (a)	2,810,410

64,500	Kinden Corp	1,030,283

4,500	Kissei Pharmaceutical Co Ltd	89,931

1,600	Kiyo Bank Ltd (The)	24,227

8,501	Kohnan Shoji Co Ltd	262,770

Shares	Description	Value ($)

	Japan — continued

16,201	Komeri Co Ltd	440,435

115,074	Konica Minolta Inc	367,518

98,600	Konoike Transport Co Ltd	975,959

3,700	Kureha Corp	186,980

100,100	Kyowa Exeo Corp (b)	2,570,833

22,400	Kyudenko Corp	639,232

90,300	Macromill Inc	562,367

1,000	Makino Milling Machine Co Ltd	40,100

65,200	Mandom Corp	1,021,325

57,400	Maruichi Steel Tube Ltd	1,206,709

2,100	Maruzen Showa Unyu Co Ltd	67,258

15,700	Marvelous Inc	136,433

2,000	Matsuda Sangyo Co Ltd	32,892

127,500	Maxell Holdings Ltd *	1,465,164

23,900	MCJ Co Ltd	220,188

22,700	Mebuki Financial Group Inc	46,490

21,100	Meidensha Corp	365,627

300	MEIJI Holdings Co Ltd	21,231

9,000	METAWATER Co Ltd	203,862

30,100	Mitsubishi Chemical Holdings Corp	165,711

2,200	Mitsubishi Electric Corp	32,233

66,200	Mitsubishi Gas Chemical Co Inc	1,401,188

2,000	Mitsubishi Research Institute Inc	79,567

840,200	Mitsubishi UFJ Financial Group Inc	3,585,397

4,400	Mitsuboshi Belting Ltd	68,605

2,600	Mitsui & Co Ltd	44,177

7,700	Mitsui Chemicals Inc	215,265

6,200	Mitsui Sugar Co Ltd	105,955

28,800	Mixi Inc	786,966

4,300	Mizuho Financial Group Inc	54,479

6,100	Mizuno Corp	105,430

1,400	Mochida Pharmaceutical Co Ltd	53,849

88,400	MS&AD Insurance Group Holdings Inc (b)	2,571,672

5,100	MTI Ltd	41,127

8,800	NEC Corp	474,117

19,300	NEC Networks & System Integration Corp	340,836

72,900	NH Foods Ltd (b)	3,104,694

4,700	Nichias Corp	109,289

5,500	Nichiha Corp	171,490

46,700	Nikkon Holdings Co Ltd	906,231

16,500	Nippo Corp	430,081

3,000	Nippon Flour Mills Co Ltd	46,702

3,100	Nippon Kayaku Co Ltd	27,067

21,500	Nippon Light Metal Holdings Co Ltd	367,125

4,700	Nippon Soda Co Ltd	123,150

213,100	Nippon Telegraph & Telephone Corp	5,039,870

2,600	Nishimatsu Construction Co Ltd	48,300

1,500	Nishio Rent All Co Ltd	29,150

1,500	Nissin Corp	17,455

21,400	Nissin Electric Co Ltd	238,935

600	Nitori Holdings Co Ltd	127,570

9,000	Nojima Corp	234,877

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

35,900	Nomura Real Estate Holdings Inc	771,643

4,000	NS Solutions Corp	118,171

2,800	Obara Group Inc (a)	90,694

422,000	Obayashi Corp (b)	3,714,516

11,900	Okamura Corp	106,323

600	Okinawa Cellular Telephone Co	24,937

3,900	Organo Corp (a)	220,979

334,400	ORIX Corp (b)	4,949,578

4,200	Osaka Soda Co Ltd	98,290

800	Otsuka Corp	38,795

111,000	Pacific Industrial Co Ltd	1,136,017

6,100	Panasonic Corp	64,694

200	Paramount Bed Holdings Co Ltd	8,136

123,800	Penta-Ocean Construction Co Ltd	918,758

4,300	Prima Meat Packers Ltd	119,263

5,700	Proto Corp	57,336

80,300	Raiznext Corp	855,347

13,700	Resona Holdings Inc	47,753

3,500	Rinnai Corp	408,353

900	Rion Co Ltd	27,562

13,700	Rohm Co Ltd	1,139,181

3,200	Roland DG Corp	52,225

1,300	Ryobi Ltd	15,097

23,500	San-A Co Ltd	908,793

9,200	San-Ai Oil Co Ltd	101,634

11,200	San-In Godo Bank Ltd (The)	58,293

15,300	Sanki Engineering Co Ltd	168,170

8,300	Sanwa Holdings Corp	100,818

3,800	Sanyo Chemical Industries Ltd	163,064

29,200	Secom Co Ltd (b)	2,913,944

4,900	Seiko Holdings Corp	62,983

30,400	Sekisui Chemical Co Ltd (b)	524,044

74,100	Sekisui House Ltd	1,328,697

4,300	Sekisui Jushi Corp	90,444

384,500	Shimizu Corp (b)	2,907,860

1,300	Shindengen Electric Manufacturing Co Ltd	29,048

6,600	Shizuoka Gas Co Ltd	62,573

800	Sinanen Holdings Co Ltd	22,674

9,100	Sinko Industries Ltd	149,251

7,400	Sintokogio Ltd	50,411

348,700	SKY Perfect JSAT Holdings Inc	1,577,598

147,200	Sojitz Corp	321,484

482,500	Sumitomo Chemical Co Ltd	1,704,611

164,700	Sumitomo Dainippon Pharma Co Ltd (a)	2,076,978

164,200	Sumitomo Forestry Co Ltd (b)	2,973,150

3,500	Sumitomo Mitsui Financial Group Inc	100,634

2,300	Sumitomo Seika Chemicals Co Ltd	91,253

1,200	Sushiro Global Holdings Ltd	38,262

5,700	Suzuki Motor Corp	305,680

64,600	T Hasegawa Co Ltd	1,241,767

2,700	T&D Holdings Inc	31,433

4,000	T-Gaia Corp	70,424

Shares	Description	Value ($)

	Japan — continued

77,800	Tachi-S Co Ltd	835,863

22,300	Taisei Corp	784,510

109,500	Takara Holdings Inc	1,252,946

49,700	Takara Leben Co Ltd	140,198

16,500	Takasago Thermal Engineering Co Ltd	226,534

15,200	Takeuchi Manufacturing Co Ltd	356,609

73,900	Takuma Co Ltd	1,265,566

9,000	Tamron Co Ltd	137,332

5,100	Tanseisha Co Ltd	36,983

65,400	Teijin Ltd	1,115,211

45,800	TIS Inc	909,566

2,100	TKC Corp	139,409

92,100	Toho Holdings Co Ltd	1,679,677

522,800	Tokyo Electric Power Co Holdings Inc *	1,360,732

63,600	Tokyo Seimitsu Co Ltd	2,797,246

42,100	Tokyu Construction Co Ltd	188,700

9,100	TOMONY Holdings Inc	29,056

19,100	Toppan Forms Co Ltd	181,857

262,000	Toppan Printing Co Ltd (b)	3,566,980

1,300	Torii Pharmaceutical Co Ltd	39,328

115,200	Tosei Corp (a)	1,277,310

182,400	Tosoh Corp (b)	2,856,658

2,200	Towa Pharmaceutical Co Ltd	40,098

40,300	Toyo Construction Co Ltd	153,404

28,300	Toyo Suisan Kaisha Ltd	1,391,961

50,600	Toyota Industries Corp (b)	3,646,492

2,200	TPR Co Ltd	27,520

9,500	TS Tech Co Ltd (b)	277,868

37,600	Tsumura & Co	1,094,121

2,500	UKC Holdings Corp	53,747

10,800	Ushio Inc	135,480

1,600	Valqua Ltd	28,555

5,300	Wacoal Holdings Corp	101,341

16,500	YAMABIKO Corp	223,077

19,700	Yamaguchi Financial Group Inc	122,169

4,800	Yamazen Corp	45,637

14,000	Yellow Hat Ltd	215,553

173,200	Yokogawa Electric Corp (b)	3,051,531

5,500	Yuasa Trading Co Ltd	172,335

59,100	Zenkoku Hosho Co Ltd (b)	2,696,972

	Total Japan	186,840,820

	Kuwait — 0.1%

7,476	Gulf Cable & Electrical Industries Co KSCP	17,568

7,969	Humansoft Holding Co KSC *	88,695

494,218	Kuwait Finance House KSCP	1,102,275

38,023	Kuwait Projects Co Holding KSCP	18,473

35,730	Mobile Telecommunications Co KSC	67,960

234,620	National Bank of Kuwait SAKP	646,124

	Total Kuwait	1,941,095

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.1%

5,600	Carlsberg Brewery Malaysia Berhad	26,447

1,025,100	DRB-Hicom Berhad	500,350

18,000	Hartalega Holdings Berhad	63,550

227,700	Kossan Rubber Industries	350,244

299,946	Magnum Berhad	159,819

85,000	Pharmaniaga Berhad	114,718

87,300	Syarikat Takaful Malaysia Keluarga Berhad	100,714

98,700	Westports Holdings Berhad	104,116

194,400	YTL Corp Berhad *	30,778

	Total Malaysia	1,450,736

	Mexico — 1.1%

822,500	America Movil SAB de CV – Series L	614,120

162,100	Arca Continental SAB de CV	796,374

87,100	Banco del Bajio SA *	108,604

206,600	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico	214,878

95,800	Cemex SAB de CV Sponsored ADR	440,680

27,500	Corp Inmobiliaria Vesta SAB de CV	49,257

122,700	Credito Real SAB de CV SOFOM ER *	69,333

81,100	El Puerto de Liverpool SAB de CV – Class C1 *	269,822

407,700	Fibra Uno Administracion SA de CV (REIT)	406,888

259,800	Fomento Economico Mexicano SAB de CV	1,876,810

421,300	Gentera SAB de CV *	181,359

100,600	Grupo Aeroportuario del Centro Norte SAB de CV *	585,125

1,500	Grupo Aeroportuario del Centro Norte SAB de CV ADR *	69,840

600	Grupo Aeroportuario del Sureste SAB de CV ADR *	89,700

662,700	Grupo Financiero Banorte SAB de CV – Class O *	3,299,687

95,800	Grupo Financiero Inbursa SAB de CV – Class O *	93,381

95,842	Grupo Herdez SAB de CV	187,983

1,365,200	Grupo Mexico SAB de CV – Series B	4,964,916

34,500	Kimberly-Clark de Mexico SAB de CV – Class A	54,694

199,000	Nemak SAB de CV	64,298

3,820	Promotora y Operadora de Infraestructura SAB de CV	30,562

36,100	Qualitas Controladora SAB de CV	175,354

38,100	Regional SAB de CV *	162,465

24,649	Unifin Financiera SAB de CV SOFOM ENR *	30,588

3,296,138	Wal-Mart de Mexico SAB de CV	8,676,515

	Total Mexico	23,513,233

	Netherlands — 1.2%

72,248	ABN AMRO Bank NV CVA *	739,625

240,495	Aegon NV	889,661

39,000	AerCap Holdings NV *	1,433,640

427	ASM International NV	75,285

82,297	ASR Nederland NV (b)	3,049,781

1,624	Flow Traders	52,275

11,846	ForFarmers NV	75,978

6,778	Heineken Holding NV	624,475

Shares	Description	Value ($)

	Netherlands — continued

282	Hunter Douglas NV *	18,260

185,082	ING Groep NV *	1,800,240

118,308	Koninklijke Ahold Delhaize NV	3,382,580

19,817	Koninklijke Vopak NV	1,039,140

44,556	NIBC Holding NV *	395,069

5,733	NN Group NV	231,699

47,613	PostNL NV *	162,154

73,208	Randstad NV * (b)	4,527,794

110,707	Signify NV * (b)	4,666,497

26,280	Wolters Kluwer NV	2,200,120

	Total Netherlands	25,364,273

	New Zealand — 0.1%

20,285	Air New Zealand Ltd *	25,883

346,877	Meridian Energy Ltd	1,564,787

	Total New Zealand	1,590,670

	Norway — 0.5%

17,705	Austevoll Seafood ASA	161,001

10,158	Avance Gas Holding Ltd (a)	45,874

17,334	Borregaard ASA	254,958

194,136	BW LPG Ltd	1,239,743

109,879	DNB ASA *	1,981,254

198,295	Elkem ASA	637,567

7,536	Entra ASA (a)	150,188

71,926	Europris ASA	388,789

13,785	Gjensidige Forsikring ASA	300,152

50,979	Kvaerner ASA *	83,094

40,869	Norsk Hydro ASA	165,489

70,121	Norwegian Finans Holding ASA *	557,649

169,186	Orkla ASA	1,619,427

76	Salmar ASA *	4,154

19,122	Sbanken ASA *	152,920

20,680	Selvaag Bolig ASA	120,564

26,396	SpareBank 1 Nord Norge	216,596

19,287	SpareBank 1 SMN	206,470

58,375	SpareBank 1 SR-Bank ASA *	582,260

15,202	Wallenius Wilhelmsen ASA *	36,326

29,786	Yara International ASA	1,207,336

	Total Norway	10,111,811

	Pakistan — 0.0%

34,810	Engro Corp Ltd	66,496

387,294	Engro Fertilizers Ltd	147,194

37,019	Fauji Fertilizer Co Ltd	23,967

337,928	Oil & Gas Development Co Ltd	207,672

45,809	Pakistan Oilfields Ltd	112,956

236,209	Pakistan Petroleum Ltd	133,451

23,700	Pakistan State Oil Co Ltd *	29,590

47,700	Searle Co Ltd (The)	69,687

67,270	United Bank Ltd	50,892

	Total Pakistan	841,905

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Philippines — 0.0%

10,240	Globe Telecom Inc	414,402

14,660	Manila Electric Co	85,712

2,369,000	Megaworld Corp *	189,028

2,145,000	Metro Pacific Investments Corp	182,660

125,000	Robinsons Land Corp	43,354

15,810	Security Bank Corp	41,023

135,050	Semirara Mining & Power Corp	34,795

	Total Philippines	990,974

	Poland — 0.4%

20,978	Asseco Poland SA	370,866

3,461	Budimex SA	253,001

109,530	Cyfrowy Polsat SA	780,124

20,639	Grupa Lotos SA	190,642

2,883	KGHM Polska Miedz SA *	114,783

2,407	mBank SA *	97,091

209,920	Polski Koncern Naftowy ORLEN SA	3,100,042

843,681	Polskie Gornictwo Naftowe i Gazownictwo SA	1,077,064

272,864	Powszechny Zaklad Ubezpieczen SA *	1,830,435

1,911	Santander Bank Polska SA *	88,904

	Total Poland	7,902,952

	Portugal — 0.5%

113,141	Altri SGPS SA	609,697

6,453,793	Banco Comercial Portugues SA – Class R * (a)	913,447

113,256	CTT-Correios de Portugal SA * (a)	329,536

25,308	EDP Renovaveis SA	536,398

420,138	EDP – Energias de Portugal SA	2,245,747

200,351	Galp Energia SGPS SA	2,149,520

56,156	Jeronimo Martins SGPS SA	962,206

118,662	Mota-Engil SGPS SA * (a)	206,410

172,750	Navigator Co SA (The) *	515,086

70,621	NOS SGPS SA	270,053

140,247	REN – Redes Energeticas Nacionais SGPS SA	384,598

11,271	Semapa-Sociedade de Investimento e Gestao	120,667

598,195	Sonae SGPS SA	481,803

	Total Portugal	9,725,168

	Qatar — 0.0%

114,022	Doha Bank QPSC *	73,273

34,104	Masraf Al Rayan QSC	40,009

52,125	Ooredoo QPSC	96,685

8,101	Qatar Electricity & Water Co QSC	40,070

31,879	Qatar Insurance Co SAQ	22,189

142,157	Qatar National Bank QPSC	690,013

45,376	Qatar National Cement Co QSC	50,692

	Total Qatar	1,012,931

	Russia — 3.1%

2,078,850	Alrosa PJSC	2,397,552

931,600	Credit Bank of Moscow PJSC *	73,130

Shares	Description	Value ($)

	Russia — continued

72,810	Detsky Mir PJSC	133,890

68,070,000	Federal Grid Co Unified Energy System PJSC	178,540

30,390	Gazprom Neft PJSC	125,678

2,752	Gazprom Neft PJSC Sponsored ADR	55,580

1,040,380	Gazprom PJSC	2,482,899

25,637	Globaltrans Investment Plc Sponsored GDR (Registered)	146,709

71,237,001	Inter RAO UES PJSC	4,784,106

2,687	LSR Group PJSC	31,986

66,217	LSR Group PJSC GDR (Registered)	155,561

119,488	LUKOIL PJSC	7,910,484

161,136	LUKOIL PJSC Sponsored ADR	10,373,155

25,860	M.Video PJSC	244,309

922,400	Magnitogorsk Iron & Steel Works PJSC	507,769

34,180	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	234,546

211,785	MMC Norilsk Nickel PJSC ADR	5,873,571

103,100	Mobile TeleSystems PJSC Sponsored ADR	889,753

978,010	Moscow Exchange MICEX-RTS PJSC	1,962,884

15,595	Novatek PJSC Sponsered GDR (Registered)	2,399,412

105,010	Novolipetsk Steel PJSC	264,747

117,261	Novolipetsk Steel PJSC GDR	2,900,999

14,642	PhosAgro PJSC GDR (Registered)	187,020

140,017	Polymetal International Plc	2,916,894

1,692	Polyus PJSC	322,985

16,490	Polyus PJSC GDR (Registered)	1,559,966

81,350	Raspadskaya OJSC	155,792

54,687,000	ROSSETI PJSC	1,208,133

13,580	Safmar Financial Investment *	83,546

1,345,390	Sberbank of Russia PJSC	4,378,908

285,446	Sberbank of Russia PJSC Sponsored ADR	3,765,484

50,205	Severstal PJSC GDR (Registered)	730,044

3,081,600	Surgutneftegas PJSC	1,423,463

283,564	Surgutneftegas PJSC Sponsored ADR	1,273,594

71,676	Tatneft PJSC Sponsored ADR	2,702,944

18,944	TCS Group Holding Plc GDR (Registered)	581,137

3,313,000	Unipro PJSC	120,276

345,563	VTB Bank PJSC GDR (Registered)	316,635

2,667	X5 Retail Group NV GDR (Registered)	95,441

4,400	Yandex NV – Class A * (a)	303,424

	Total Russia	66,252,946

	Saudi Arabia — 0.0%

7,743	Al Rajhi Bank	154,293

2,781	Arriyadh Development Co	13,072

	Total Saudi Arabia	167,365

	Singapore — 0.7%

85,000	AEM Holdings Ltd	222,101

243,500	Asian Pay Television Trust	21,783

17,856	CapitaLand Integrated Commercial Trust (REIT)	25,726

28,400	CapitaLand Ltd	65,747

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

68,200	City Developments Ltd	392,526

554,800	ComfortDelGro Corp Ltd	678,723

200,200	DBS Group Holdings Ltd	3,734,849

187,200	First Real Estate Investment Trust	59,137

291,940	Japfa Ltd	161,572

57,500	Jardine Cycle & Carriage Ltd	827,014

78,000	Lendlease Global Commercial (REIT)	39,400

516,800	Mapletree Industrial Trust (REIT)	1,128,384

166,600	Mapletree Logistics Trust (REIT)	243,761

601,300	Mapletree North Asia Commercial Trust (REIT)	401,165

5,600	Oversea-Chinese Banking Corp Ltd	41,751

200,900	Sasseur Real Estate Investment Trust	121,028

349,500	Silverlake Axis Ltd	68,885

65,200	Singapore Exchange Ltd	429,903

242,400	StarHub Ltd	232,844

7,200	United Overseas Bank Ltd	119,754

46,900	Venture Corp Ltd	654,597

50,800	Wilmar International Ltd	158,135

6,426,099	Yangzijiang Shipbuilding Holdings Ltd	4,175,802

338,000	Yanlord Land Group Ltd	279,041

	Total Singapore	14,283,628

	South Africa — 1.7%

680,401	Absa Group Ltd	4,812,076

5,100	Anglo American Platinum Ltd	369,932

3,528	AngloGold Ashanti Ltd	75,659

11,100	AngloGold Ashanti Ltd Sponsored ADR	240,537

145,089	Aspen Pharmacare Holdings Ltd *	1,152,280

51,903	Astral Foods Ltd	450,534

16,003	AVI Ltd	73,373

186,538	Barloworld Ltd	838,576

134,447	Bidvest Group Ltd (The)	1,409,464

357,441	Blue Label Telecoms Ltd *	90,787

14,823	Clicks Group Ltd	223,818

27,759	Discovery Ltd	219,885

70,429	Emira Property Fund Ltd (REIT)	29,608

183,332	FirstRand Ltd	537,688

9,641	Foschini Group Ltd (The)	61,016

6,046	Gold Fields Ltd	52,425

54,900	Gold Fields Ltd Sponsored ADR	478,179

420,210	Growthpoint Properties Ltd (REIT)	322,673

14,493	Hyprop Investments Ltd (REIT) *	26,349

110,996	Imperial Logistics Ltd	276,887

74,376	Investec Ltd	180,534

114,604	Kumba Iron Ore Ltd	3,895,136

57,204	Lewis Group Ltd	81,288

3,831	Liberty Holdings Ltd	14,712

186,581	Life Healthcare Group Holdings Ltd	190,723

31,586	Metair Investments Ltd *	35,280

186,104	Momentum Metropolitan Holdings	187,110

194,551	Motus Holdings Ltd *	722,508

61,453	Mr Price Group Ltd	642,513

Shares	Description	Value ($)

	South Africa — continued

51,205	Naspers Ltd – N Shares	10,294,097

220,717	Netcare Ltd	175,462

2,075,278	Old Mutual Ltd	1,558,773

154,753	Pepkor Holdings Ltd	137,902

23,027	Rand Merchant Investment Holdings Ltd	45,088

30,943	Raubex Group Ltd	49,406

21,911	Remgro Ltd	129,388

153,824	Reunert Ltd	357,589

1,640,950	RMB Holdings Ltd *	135,051

583,478	Sanlam Ltd	2,078,615

118,057	Sappi Ltd *	220,261

15,419	Shoprite Holdings Ltd	127,514

790,096	Telkom SA SOC Ltd	1,605,328

6,843	Tiger Brands Ltd	86,692

245,509	Truworths International Ltd	566,393

90,743	Tsogo Sun Gaming Ltd	30,115

88,185	Vodacom Group Ltd	699,851

31,788	Wilson Bayly Holmes-Ovcon Ltd *	207,956

	Total South Africa	36,197,031

	South Korea — 2.7%

26,266	Aekyung Petrochemical Co Ltd	224,027

9,409	Aju Capital Co Ltd	107,976

37,079	BNK Financial Group Inc	188,654

4,207	Com2uSCorp	510,654

5,533	Daou Data Corp	62,791

36,872	DB HiTek Co Ltd	1,184,112

6,974	DB Insurance Co Ltd	277,300

34,093	Dongwon Development Co Ltd	135,971

1,186	Doosan Fuel Cell Co Ltd *	53,463

7,678	DoubleUGames Co Ltd	407,038

6,093	GS Home Shopping Inc	756,439

333,719	Hana Financial Group Inc	10,142,963

20,338	Hankook Tire & Technology Co Ltd	602,018

5,598	HDC Hyundai Development Co-Engineering & Construction	101,525

2,310	Huons Co Ltd	130,914

2,997	Hy-Lok Corp	37,150

9,888	Hyundai Home Shopping Network Corp	652,352

8,888	Hyundai Mobis Co Ltd	1,962,016

2,924	JNTC Co Ltd *	29,803

65,124	KB Financial Group Inc	2,692,236

5,900	KB Financial Group Inc ADR	245,381

7,907	KC Co Ltd	178,195

915	KEPCO Plant Service & Engineering Co Ltd	24,008

205,125	Kia Motors Corp	10,728,911

17,594	Korea Asset In Trust Co Ltd	62,983

17,380	Korea Autoglass Corp	259,212

16,811	Korean Reinsurance Co	117,639

5,306	KT Skylife Co Ltd	43,076

57,381	KT&G Corp	4,281,934

33,545	LF Corp	446,282

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

53,316	LG Electronics Inc	4,121,480

1,071	LOTTE Fine Chemical Co Ltd	53,224

21,590	Mirae Asset Life Insurance Co Ltd	76,974

305	NCSoft Corp	224,111

1,330	NHN KCP Corp	80,458

10,410	Posco International Corp	125,121

15,582	S&T Motiv Co Ltd	700,156

23,517	Samjin Pharmaceutical Co Ltd	612,176

6,058	Sebang Global Battery Co Ltd	240,618

1,033	SFA Engineering Corp	35,060

224,794	Shinhan Financial Group Co Ltd	6,619,271

10,504	SK Telecom Co Ltd	2,247,766

89,000	SK Telecom Co Ltd Sponsored ADR	2,092,390

6,106	SL Corp	91,101

2,817	Soulbrain Holdings Co Ltd	109,956

124,947	Woori Financial Group Inc	1,105,153

37,129	Yuhan Corp	2,162,475

	Total South Korea	57,344,513

	Spain — 1.1%

7,877	Acerinox SA	81,627

66,177	ACS Actividades de Construccion y Servicios SA *	2,090,727

7,747	Aena SME SA * (b)	1,262,049

40,927	Almirall SA	526,415

30,966	Amadeus IT Group SA	2,129,359

19,105	Atresmedia Corp de Medios de Comunicacion SA	67,724

277,532	Banco Bilbao Vizcaya Argentaria SA	1,285,133

975,699	Banco Santander SA *	2,829,642

6,641	Bankinter SA	32,933

42,846	CaixaBank SA	109,607

46,250	Cia de Distribucion Integral Logista Holdings SA	852,879

8,583	Ebro Foods SA	203,124

10,080	eDreams ODIGEO SA * (a)	45,195

4,606	Enagas SA	112,528

90,553	Endesa SA (b)	2,602,726

39,814	Faes Farma SA	178,589

1,415	Grupo Catalana Occidente SA	46,187

186,433	Iberdrola SA (b)	2,559,298

67,304	Industria de Diseno Textil SA	2,234,114

181,965	Mediaset Espana Comunicacion SA *	820,175

129,166	Red Electrica Corp SA	2,640,550

7,472	Repsol SA	71,617

594,033	Unicaja Banco SA *	468,040

16,942	Viscofan SA	1,200,715

	Total Spain	24,450,953

	Sweden — 0.3%

99,489	Betsson AB *	858,309

1,725	Bufab AB *	32,595

7,410	Humana AB *	46,716

4,040	Instalco Intressenter AB	103,962

Shares	Description	Value ($)

	Sweden — continued

43,509	Inwido AB *	533,363

1,701	KNOW IT AB *	53,635

11,243	Nobina AB *	75,985

155,088	Nordea Bank Abp *	1,325,450

13,908	Skanska AB – B Shares	330,467

13,020	Swedish Match AB	1,053,342

10,962	Volvo AB – A Shares *	251,959

88,175	Volvo AB – B Shares *	2,008,327

	Total Sweden	6,674,110

	Switzerland — 0.5%

14,328	ABB Ltd (Registered)	378,943

23,274	Adecco Group AG (Registered)	1,406,961

849	ALSO Holding AG (Registered) *	222,195

5,812	ams AG *	148,974

10,270	Banque Cantonale Vaudoise (Registered)	1,057,559

2,798	BKW AG	289,519

1,381	Bobst Group SA (Registered)	80,274

316	Coltene Holding AG (Registered) *	25,796

1,058	Huber + Suhner AG (Registered)	86,101

687	Kardex Holding AG (Registered)	135,320

403	Liechtensteinische Landesbank AG	24,322

1,049	Logitech International SA (Registered)	93,492

2,853	Mobilezone Holding AG (Registered)	30,490

16,945	Novartis AG (Registered)	1,534,124

1,629	Roche Holding AG	541,510

10,422	Roche Holding AG – Genusschein	3,423,073

2,434	UBS Group AG (Registered)	34,524

2,100	Vetropack Holding AG (Registered) *	136,902

1,148	Wizz Air Holdings Plc *	68,741

1,469	Zehnder Group AG – Class RG	79,794

	Total Switzerland	9,798,614

	Taiwan — 4.5%

1,000	Accton Technology Corp	8,386

5,000	Acter Group Corp Ltd	33,945

83,000	Alchip Technologies Ltd	1,945,921

62,333	Amazing Microelectronic Corp	201,200

702,035	Asustek Computer Inc	6,123,598

19,000	Aten International Co Ltd	55,494

8,400	Aurora Corp	25,523

655,000	Catcher Technology Co Ltd	4,323,019

719,399	Cathay Financial Holding Co Ltd	1,019,614

145,430	Chailease Holding Co Ltd	797,847

454,000	Chicony Electronics Co Ltd	1,359,462

627,000	China Development Financial Holding Corp	196,361

106,000	China Motor Corp *	178,849

29,000	Chong Hong Construction Co Ltd	84,461

607,000	Coretronic Corp	747,980

2,270,000	CTBC Financial Holding Co Ltd	1,526,834

12,000	Delta Electronics Inc	94,603

85,000	Elan Microelectronics Corp	393,912

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

8,000	Elite Advanced Laser Corp	19,605

149,000	Elite Material Co Ltd	815,777

422,000	Eva Airways Corp	187,292

97,000	Farglory Land Development Co Ltd	177,750

429,000	FLEXium Interconnect Inc	1,807,720

320,000	Formosa Taffeta Co Ltd	344,015

251,000	Foxconn Technology Co Ltd	463,218

1,288,000	Fubon Financial Holding Co Ltd	2,002,014

19,000	Fusheng Precision Co Ltd	114,009

25,000	Getac Technology Corp	42,225

388,000	Gigabyte Technology Co Ltd	1,068,566

6,000	Globalwafers Co Ltd	117,353

1,522,000	Grand Pacific Petrochemical *	1,250,385

10,303	Great Wall Enterprise Co Ltd	16,748

66,000	Holiday Entertainment Co Ltd	146,681

6,537,318	Hon Hai Precision Industry Co Ltd	18,872,282

78,000	Huaku Development Co Ltd	241,594

59,439	IBF Financial Holdings Co Ltd	25,042

62,820	IEI Integration Corp	106,153

32,721	Innodisk Corp	187,381

56,000	International Games System Co Ltd	1,335,090

294,000	Lite-On Technology Corp	495,452

12,000	Lotes Co Ltd	187,448

26,300	Makalot Industrial Co Ltd	170,428

135,000	Merry Electronics Co Ltd	670,807

172,000	Micro-Star International Co Ltd	753,314

1,519,817	Mitac Holdings Corp	1,572,499

5,000	Nan Liu Enterprise Co Ltd	33,858

48,000	Nantex Industry Co Ltd	103,483

42,000	Nichidenbo Corp	70,487

17,000	Nien Made Enterprise Co Ltd	200,658

366,000	Novatek Microelectronics Corp	3,841,468

1,000	Parade Technologies Ltd	36,345

1,889,000	Pegatron Corp	4,321,942

10,000	Phison Electronics Corp	113,311

3,000	Pixart Imaging Inc	20,779

3,027,000	Pou Chen Corp	3,315,559

1,120,000	Qisda Corp	922,872

412,000	Quanta Computer Inc	1,112,085

1,282,000	Radiant Opto-Electronics Corp	5,221,311

1,000	Realtek Semiconductor Corp	12,999

203,000	Ruentex Development Co Ltd	299,670

72,000	Sampo Corp	67,841

87,000	Shinkong Insurance Co Ltd	118,832

101,800	Simplo Technology Co Ltd	1,183,638

25,945	Sinmag Equipment Corp	79,232

11,000	Sitronix Technology Corp	54,064

19,000	Soft-World International Corp	60,214

146,000	Sunplus Technology Co Ltd *	79,909

128,500	Syncmold Enterprise Corp	390,158

19,000	Taiwan Cement Corp	28,594

467,000	Taiwan PCB Techvest Co Ltd	747,637

Shares	Description	Value ($)

	Taiwan — continued

75,000	Taiwan Sakura Corp	133,239

903,000	Taiwan Semiconductor Manufacturing Co Ltd	15,370,712

23,685	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	2,297,919

70,000	Teco Electric and Machinery Co Ltd	72,580

23,000	Test Research Inc	45,732

7,000	Thinking Electronic Industrial Co Ltd	35,877

152,246	TOPBI International Holdings Ltd	168,378

62,419	Topco Scientific Co Ltd	266,139

58,000	Transcend Information Inc	131,373

111,000	Tripod Technology Corp	477,408

9,000	TXC Corp	25,285

64,624	United Integrated Services Co Ltd	518,464

551,000	United Microelectronics Corp	782,718

27,000	Universal Inc	100,993

7,000	Vanguard International Semiconductor Corp	25,787

27,000	Wah Lee Industrial Corp	73,236

354,000	Wistron Corp	370,266

11,000	Wiwynn Corp	263,417

6,000	Yulon Nissan Motor Co Ltd	55,075

33,000	Zeng Hsing Industrial Co Ltd	160,909

	Total Taiwan	96,120,310

	Thailand — 0.1%

1,284,900	AP Thailand Pcl NVDR	297,160

104,500	Bangkok Bank Pcl NVDR	407,723

1,661,100	Beauty Community Pcl NVDR *	84,537

11,200	Carabao Group Pcl NVDR	44,652

30,500	Hana Microelectronics Pcl NVDR	43,080

2,050,900	IRPC Pcl NVDR	184,412

21,300	KCE Electronics Pcl NVDR	28,322

49,600	Kiatnakin Phatra Bank Pcl NVDR	80,995

148,900	Krung Thai Bank Pcl NVDR	52,560

108,100	Land & Houses Pcl NVDR	28,051

193,900	Origin Property Pcl NVDR	49,676

167,600	Pruksa Holding Pcl NVDR	69,276

909,500	Quality Houses Pcl NVDR	69,729

83,400	Siam Commercial Bank Pcl NVDR (The)	235,332

141,300	Somboon Advance Technology Pcl NVDR	67,105

60,200	SPCG Pcl NVDR	42,776

74,250	Supalai Pcl (Foreign Registered)	43,921

344,875	Supalai Pcl NVDR	204,005

1,480,300	Thai Beverage Pcl (a)	814,855

52,000	Thai Vegetable Oil Pcl NVDR	55,884

5,118,300	TMB Bank Pcl NVDR	177,660

106,000	TTW Pcl NVDR	44,532

204,300	Univentures Pcl NVDR	20,541

	Total Thailand	3,146,784

	Turkey — 0.8%

404,011	Aksa Akrilik Kimya Sanayii AS	553,031

148,561	Alkim Alkali Kimya AS	259,272

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

50,468	Anadolu Efes Biracilik Ve Malt Sanayii AS	135,141

157,704	Arcelik AS *	550,233

638,576	Aselsan Elektronik Sanayi Ve Ticaret AS	1,411,568

15,920	BIM Birlesik Magazalar AS	142,623

1,381,782	Dogan Sirketler Grubu Holding AS	424,066

45,393	Dogus Otomotiv Servis ve Ticaret AS	154,669

3,541,191	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	975,361

703,585	Enerjisa Enerji AS	972,003

1,391,192	Eregli Demir ve Celik Fabrikalari TAS	1,955,783

190,179	Goodyear Lastikleri TAS *	181,996

57,625	Koza Altin Isletmeleri AS *	549,180

79,123	Koza Anadolu Metal Madencilik Isletmeleri AS *	127,978

143,941	Ozak Gayrimenkul Yatirim Ortakligi (REIT) *	77,926

288,243	Selcuk Ecza Deposu Ticaret ve Sanayi AS	461,861

34,618	Tofas Turk Otomobil Fabrikasi AS	125,822

291,107	Torunlar Gayrimenkul Yatirim Ortakligi AS (REIT) *	134,717

1,080	Turkcell Iletisim Hizmetleri AS	2,041

3,309,651	Turkiye Garanti Bankasi AS *	3,707,435

4,367,658	Turkiye Is Bankasi AS – Class C *	3,646,248

470,763	Turkiye Sinai Kalkinma Bankasi AS *	137,917

790,017	Turkiye Sise ve Cam Fabrikalari AS	686,370

29,636	Vestel Beyaz Esya Sanayi ve Ticaret AS	130,237

	Total Turkey	17,503,478

	United Arab Emirates — 0.1%

26,248	Abu Dhabi Commercial Bank PJSC	43,272

31,478	Abu Dhabi Islamic Bank PJSC	40,248

143,156	Dubai Islamic Bank PJSC	173,503

75,698	Emaar Malls PJSC *	37,564

3,105,633	Emaar Properties PJSC *	2,679,414

17,277	Emirates NBD Bank PJSC	51,448

	Total United Arab Emirates	3,025,449

	United Kingdom — 3.4%

132,968	3i Group Plc	1,879,777

88,449	888 Holdings Plc	320,573

1,007	Admiral Group Plc	37,931

22,447	Aggreko Plc	166,392

5,944	Alliance Pharma Plc	5,910

12,288	Anglo American Plc	357,825

8,191	AVEVA Group Plc (a)	368,548

48,991	Aviva Plc	207,418

28,506	B&M European Value Retail SA	180,233

14,675	Bank of Georgia Group Plc *	220,252

454,736	Barratt Developments Plc *	3,728,099

52,499	Bellway Plc	1,972,050

88,468	Berkeley Group Holdings Plc (The)	5,407,488

48,498	British American Tobacco Plc	1,707,239

62,200	British American Tobacco Plc Sponsored ADR	2,196,282

922,249	BT Group Plc	1,427,559

Shares	Description	Value ($)

	United Kingdom — continued

5,587	Bunzl Plc	174,015

15,764	Carnival Plc	273,259

725,585	Centamin Plc	1,099,197

30,246	Central Asia Metals Plc	86,956

26,485	CMC Markets Plc	137,238

34,017	Coca-Cola HBC AG *	971,683

148,427	Compass Group Plc	2,611,671

17,757	Computacenter Plc	523,481

3,158	Cranswick Plc	143,918

6,278	Daily Mail & General Trust Plc – Class A	56,688

2,893	Dart Group Plc	53,655

44,239	Dixons Carphone Plc	64,852

15,846	Dunelm Group Plc *	254,855

44,911	Electrocomponents Plc	483,623

6,836	EMIS Group Plc	88,747

11,088	Evraz Plc	55,719

34,363	Ferguson Plc	3,846,561

347,095	Ferrexpo Plc	973,341

80,475	Frasers Group Plc *	449,109

6,581	Fresnillo Plc	92,587

11,710	Galliford Try Holdings Plc *	16,912

3,308	Games Workshop Group Plc	433,200

19,604	Go-Ahead Group Plc (The) *	212,253

7,895	Greggs Plc *	176,749

66,636	Halfords Group Plc	236,453

7,340	Howden Joinery Group Plc *	61,432

150,800	HSBC Holdings Plc *	786,462

180,919	IG Group Holdings Plc	1,927,411

18,917	IMI Plc	280,342

57,918	Inchcape Plc *	461,070

127,082	Indivior Plc *	171,799

32,655	International Personal Finance Plc * (a)	38,388

64,396	Investec Plc	158,552

375,454	ITV Plc *	467,234

216,158	J Sainsbury Plc	603,373

107,581	JD Sports Fashion Plc *	1,103,944

38,826	John Laing Group Plc	163,338

5,306	Johnson Matthey Plc	156,350

39,590	Jupiter Fund Management Plc	127,871

667,614	Kingfisher Plc *	2,424,523

477,935	Legal & General Group Plc	1,578,319

51,972	Lookers Plc (c)	14,550

536,309	M&G Plc	1,330,707

413,172	Micro Focus International Plc *	1,902,964

53,437	Mitchells & Butlers Plc *	150,454

1,093	Mondi Plc	23,916

76,026	Morgan Advanced Materials Plc	284,909

17,371	Morgan Sindall Group Plc	322,153

144,583	National Express Group Plc *	426,067

28,190	National Grid Plc	315,687

4,029	Next Plc	348,036

21,681	Numis Corp Plc	99,522

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

13,128	OSB Group Plc *	68,002

69,279	Paragon Banking Group Plc	372,077

203,898	Persimmon Plc	7,155,237

128,677	Pets at Home Group Plc	709,675

43,645	Phoenix Group Holdings Plc	413,351

43,894	Playtech Plc *	224,054

89,601	Plus500 Ltd	1,838,942

216,530	Premier Foods Plc *	253,517

232,899	QinetiQ Group Plc	905,579

54,135	Redde Northgate Plc	174,137

15,424	Redrow Plc *	106,087

50,388	Royal Dutch Shell Plc – A Shares	850,744

188,788	Royal Dutch Shell Plc – B Shares	3,032,026

2,700	Royal Dutch Shell Plc – Class B Sponsored ADR	87,615

17,271	Royal Mail Plc	69,992

400	Smith & Nephew Plc Sponsored ADR	15,740

34,529	Smiths Group Plc	663,449

12,899	Softcat Plc	194,464

162,504	Spirent Communications Plc	554,918

57,445	Stock Spirits Group Plc	180,166

289,144	Tate & Lyle Plc	2,442,616

226,660	Taylor Wimpey Plc *	461,294

1,688	TI Fluid Systems Plc *	4,961

12,980	Vesuvius Plc	83,816

29,633	Vistry Group Plc *	327,798

201,671	WPP Plc	1,943,251

	Total United Kingdom	72,563,179

	United States — 12.1%

3,300	1st Source Corp.	123,156

112,203	ACCO Brands Corp.	859,475

31,300	Acushnet Holdings Corp. (a)	1,180,010

21,900	Adtalem Global Education, Inc. * (a)	626,997

31,000	ADTRAN, Inc.	391,685

1,700	AdvanSix, Inc. * (a)	30,209

8,200	Alexion Pharmaceuticals, Inc. *	1,001,302

23,500	Alliance Data Systems Corp.	1,718,790

3,300	Allied Motion Technologies, Inc.	133,881

5,200	Allscripts Healthcare Solutions, Inc. * (a)	71,136

20,800	Ally Financial, Inc. (a)	616,720

13,400	Alpha & Omega Semiconductor Ltd. *	332,856

6,400	Amalgamated Bank – Class A	81,408

13,000	AMC Networks, Inc. – Class A * (a)	428,610

23,856	American Express Co. (a)	2,829,083

5,200	American Public Education, Inc. *	161,408

5,900	American Vanguard Corp.	89,444

6,300	Amkor Technology, Inc. *	92,862

19,900	Amneal Pharmaceuticals, Inc. * (a)	78,605

18,300	AngioDynamics, Inc. *	260,226

400	Anthem, Inc.	124,608

2,100	Apogee Enterprises, Inc. (a)	55,104

2,300	Applied Industrial Technologies, Inc.	180,389

Shares	Description	Value ($)

	United States — continued

10,000	ArcBest Corp.	419,100

3,600	Arcosa, Inc.	186,804

200	Ares Commercial Real Estate Corp. (REIT)	2,228

64,400	Arlo Technologies, Inc. *	338,744

13,900	Arrow Electronics, Inc. *	1,273,935

1,030	Arrow Financial Corp.	30,653

47,100	Associated Banc-Corp. (a)	721,572

39,800	AT&T, Inc. (a)	1,144,250

35,700	Athene Holding Ltd. – Class A * (a)	1,583,295

11,700	Atlas Air Worldwide Holdings, Inc. * (a)	652,977

30,800	AutoNation, Inc. * (b)	1,887,732

26,100	Avient Corp.	953,955

14,400	Avnet, Inc.	437,040

1,500	Axos Financial, Inc. * (a)	50,250

10,500	AZZ, Inc.	468,195

2,400	Bancorp, Inc. (The) *	28,320

5,400	BankFinancial Corp.	43,578

2,800	BankUnited, Inc. (a)	79,828

1,300	Bar Harbor Bankshares	29,965

24,400	Bed Bath & Beyond, Inc.	511,424

39,900	Benchmark Electronics, Inc.	970,368

51,800	Big Lots, Inc. (b)	2,676,506

4,300	Biogen, Inc. *	1,032,731

400	BOK Financial Corp.	26,780

1,000	Booking Holdings, Inc. * (a)	2,028,450

66,400	BorgWarner, Inc. (b)	2,579,640

30,600	Boston Private Financial Holdings, Inc.	219,096

39,400	Brady Corp. – Class A (b)	1,740,692

4,400	Bridge Bancorp, Inc.	98,208

33,800	Brightsphere Investment Group, Inc.	598,260

18,800	Brinker International, Inc.	942,068

5,500	Brookline Bancorp, Inc.	62,535

1,600	Cabot Corp.	66,256

10,100	Calix, Inc. *	239,168

3,100	Camden National Corp.	106,485

17,800	Capital One Financial Corp. (a)	1,524,392

19,900	Capri Holdings Ltd. *	704,062

32,900	Carnival Corp. (a)	657,342

3,100	Carriage Services, Inc.	84,351

26,400	Carrier Global Corp.	1,005,048

56,700	Cars.com, Inc. * (a)	633,339

9,700	Cathay General Bancorp	274,025

4,600	Cato Corp. (The) – Class A	37,076

13,900	CBIZ, Inc. *	336,658

26,000	CBRE Group, Inc. – Class A *	1,589,640

16,400	Centene Corp. * (a)	1,011,060

2,200	Central Garden & Pet Co. *	88,088

8,500	Central Garden & Pet Co. – Class A *	313,565

1,800	Century Bancorp, Inc. – Class A	133,020

143,500	CenturyLink, Inc. (a)	1,499,575

44,929	Charles Schwab Corp. (The) (a) (b)	2,191,637

19,700	Chevron Corp. (a)	1,717,446

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

6,400	Cigna Corp.	1,338,496

7,300	Cisco Systems, Inc.	314,046

32,100	Citigroup, Inc.	1,767,747

20,200	Citizens Financial Group, Inc. (a)	659,732

2,700	Civista Bancshares, Inc.	45,441

9,240	Clarus Corp.	133,056

2,000	CNB Financial Corp.	39,360

24,563	Coca-Cola Co. (The)	1,267,451

12,400	Cognizant Technology Solutions Corp. – Class A	968,812

26,500	Comcast Corp. – Class A (a)	1,331,360

2,700	Comfort Systems USA, Inc.	136,053

2,500	Commercial Metals Co. (a)	49,775

1,900	Community Trust Bancorp, Inc.	64,315

14,900	Computer Programs & Systems, Inc.	423,607

34,600	Comtech Telecommunications Corp.	659,476

23,200	Consolidated Communications Holdings, Inc. *	129,920

6,700	Cooper Tire & Rubber Co.	266,191

21,200	Core-Mark Holding Co., Inc.	661,228

146,100	CoreCivic, Inc. (REIT) (b)	1,035,849

60,100	CorePoint Lodging, Inc. (REIT)	391,251

13,496	Cornerstone Building Brands, Inc. * (a)	117,955

32,300	Corteva, Inc. (a)	1,237,736

155,000	Coty Inc. – Class A (a)	1,114,450

1,800	Covetrus, Inc. * (a)	48,627

6,215	CRA International, Inc.	284,958

8,400	CSG Systems International, Inc.	364,392

6,100	CTS Corp.	185,806

13,400	Curo Group Holdings Corp.	115,776

18,900	CVS Health Corp. (a)	1,281,231

19,300	CytomX Therapeutics, Inc.*	145,136

11,100	Deluxe Corp. (a)	285,714

44,400	Designer Brands, Inc. – Class A (a)	350,760

26,800	DHI Group, Inc.*	51,456

600	Diamond Hill Investment Group, Inc.	82,092

8,500	Dick’s Sporting Goods, Inc. (a)	482,885

7,700	Digi International, Inc. * (a)	132,132

14,440	Dime Community Bancshares, Inc.	208,658

46,700	DISH Network Corp. – Class A *	1,675,129

3,500	Domtar Corp. (a)	105,350

39,200	Donnelley Financial Solutions, Inc. *	638,568

16,400	DR Horton, Inc.	1,221,800

8,900	DSP Group, Inc. *	149,787

6,900	Ducommun, Inc. *	343,068

2,000	Duluth Holdings Inc. – Class A * (a)	29,400

13,100	Edwards Lifesciences Corp. * (a)	1,098,959

1,800	EMCOR Group, Inc. (a)	155,124

3,000	Employers Holdings, Inc.	91,530

12,900	Encore Capital Group, Inc. * (a)	440,406

1,600	Encore Wire Corp.	82,672

157,000	Endo International Plc * (a)	797,560

6,300	Endurance International Group Holdings, Inc. *	59,724

2,200	EnerSys (a)	179,982

Shares	Description	Value ($)

	United States — continued

9,200	Ennis, Inc.	150,604

53,834	Enova International, Inc. *	1,125,669

700	EnPro Industries, Inc.	49,567

44,657	EOG Resources, Inc. (a)	2,093,520

1,000	ePlus, Inc. *	84,310

1,800	Escalade, Inc.	34,686

1,900	ESSA Bancorp, Inc. (a)	30,058

42,600	Ethan Allen Interiors, Inc.	778,302

12,700	Evolution Petroleum Corp.	38,608

24,800	Exelon Corp. (a)	1,018,536

12,100	Expedia Group, Inc. (a)	1,506,329

31,600	Exxon Mobil Corp. (a)	1,204,908

800	Federal Agricultural Mortgage Corp. – Class C	54,160

29,600	Federal Signal Corp. (b)	918,488

32,200	Federated Hermes, Inc.	864,248

5,550	FedNat Holding Co.	31,302

2,200	Ferro Corp. *	31,482

4,400	Financial Institutions, Inc.	88,044

2,600	First Community Bankshares, Inc.	54,782

3,535	First Financial Corp.	133,870

1,800	First Financial Northwest, Inc.	19,872

5,100	First Foundation, Inc.	90,576

53,600	Flagstar Bancorp, Inc. (b)	1,878,144

1,500	FleetCor Technologies, Inc. * (a)	397,815

4,700	Flushing Financial Corp.	66,740

12,500	FNB Corp (a)	110,375

2,600	FONAR Corp. *	49,946

179,100	Ford Motor Co. (a)	1,626,228

28,600	Fox Corp. – Class A (a)	824,824

33,700	Fox Corp. – Class B *	956,406

8,400	FutureFuel Corp.	100,716

6,800	G-III Apparel Group Ltd. * (a)	138,516

17,000	GameStop Corp. – Class A *	281,520

24,700	Garrett Motion, Inc. *	119,795

37,700	General Motors Co.	1,652,768

15,200	Genesco, Inc. * (a)	476,824

14,844	Genie Energy Ltd. – Class B (a)	123,205

131,100	GEO Group, Inc. (The) (REIT)	1,238,895

5,200	Gilead Sciences, Inc.	315,484

7,100	Goldman Sachs Group, Inc. (The)	1,637,118

9,300	Gorman-Rupp Co. (The)	305,970

700	Graham Holdings Co. – Class B	312,914

685	Great Southern Bancorp, Inc.	31,442

25,700	Greif, Inc. – Class A	1,249,277

34,400	Griffon Corp.	717,240

27,400	Group 1 Automotive, Inc. (a) (b)	3,255,394

16,100	H&R Block, Inc. (a)	302,680

19,300	Hasbro, Inc. (a)	1,795,479

26,300	Haverty Furniture Cos, Inc.	715,886

300	Hawkins, Inc.	15,054

5,000	HB Fuller Co. (a)	261,650

3,700	HealthStream, Inc. *	69,116

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

7,000	Heidrick & Struggles International, Inc.	182,700

3,500	Heritage Financial Corp.	81,445

54,530	Herman Miller, Inc. (b)	1,943,449

24,300	Hilltop Holdings, Inc.	585,387

18,028	Hilton Worldwide Holdings, Inc. (b)	1,868,242

13,400	HNI Corp.	488,564

9,361	Honeywell International, Inc. (a)	1,908,895

33,400	HP, Inc. (a)	732,462

1,600	Hurco Cos, Inc.	47,696

9,800	Hyster-Yale Materials Handling, Inc.	539,392

12,500	IDT Corp. – Class B *	149,000

5,646	Independent Bank Corp.	96,038

12,200	Information Services Group, Inc. *	36,844

5,000	Ingles Markets, Inc. – Class A	187,950

14,405	Innospec, Inc.	1,185,387

28,400	Insight Enterprises, Inc. * (a) (b)	2,030,032

3,200	Insteel Industries, Inc.	74,016

7,500	Integer Holdings Corp. * (a)	540,675

25,100	Intel Corp. (a)	1,213,585

4,700	Inter Parfums, Inc. (a)	255,257

8,200	Interface, Inc.	68,429

23,900	International Bancshares Corp. (b)	774,599

12,700	International Business Machines Corp. (a)	1,568,704

58,100	Invesco Ltd. (a)	942,963

156,600	Investors Bancorp, Inc.	1,515,888

7,100	Jazz Pharmaceuticals Plc * (a)	999,041

6,300	Johnson Outdoors, Inc. – Class A	526,680

1,100	Jones Lang LaSalle, Inc. * (a)	145,519

12,700	Kelly Services, Inc. – Class A	259,842

12,600	Kezar Life Sciences, Inc. *	82,908

5,800	Kforce, Inc.	238,090

10,100	Kimball Electronics, Inc. *	155,641

32,900	Kimball International, Inc. – Class B	359,597

112,300	Kinder Morgan, Inc.	1,614,874

10,600	Knoll, Inc.	144,796

41,900	Kohl’s Corp.	1,349,180

800	Kontoor Brands, Inc. *	33,336

5,200	Koppers Holdings, Inc. *	140,764

18,800	Kraft Heinz Co. (The) (a)	619,272

29,200	Kroger Co. (The) (a)	963,600

5,600	Kronos Worldwide, Inc.	77,000

27,300	La-Z-Boy, Inc.	1,011,192

2,400	Laboratory Corp. of America Holdings *	479,616

5,700	Lakeland Financial Corp. (a)	289,503

2,500	Lantheus Holdings, Inc. *	32,900

31,884	Las Vegas Sands Corp. (a)	1,776,258

3,000	LCNB Corp.	44,400

4,000	Leidos Holdings, Inc.	402,800

15,200	Lennar Corp. – Class A (a)	1,153,072

3,953	LENSAR, Inc. *	33,877

4,100	Levi Strauss & Co. – Class A	75,399

105,600	Liberty TripAdvisor Holdings, Inc. – Class A *	290,400

Shares	Description	Value ($)

	United States — continued

4,200	Lifevantage Corp. *	44,646

35,100	Lincoln National Corp. (a)	1,657,422

7,400	LKQ Corp. * (a)	260,628

26,800	Luminex Corp.	635,964

57,500	Lyft, Inc. – Class A * (a) (b)	2,194,775

16,700	LyondellBasell Industries NV – Class A (a)	1,421,170

4,800	Macatawa Bank Corp.	37,248

15,400	Marchex, Inc. – Class B *	33,264

1,898	Markel Corp. * (a)	1,848,329

800	Masonite International Corp. *	80,040

15,700	Materion Corp. (b)	915,310

14,677	Matrix Service Co. *	140,606

15,300	MDC Holdings, Inc.	738,531

33,400	MDC Partners Inc – Class A *	76,820

3,100	Mednax, Inc. * (a)	62,651

1,600	Mercantile Bank Corp.	39,728

6,300	Meridian Bancorp, Inc.	85,963

39,200	Meridian Bioscience, Inc. * (a)	740,880

49,400	Meritor, Inc.* (b)	1,304,160

6,100	Methode Electronics, Inc.	213,622

29,500	MetLife, Inc.	1,362,015

64,700	MGIC Investment Corp. (a)	773,812

22,000	Michaels Cos., Inc. (The) *	217,580

25,800	Micron Technology, Inc. * (b)	1,653,522

1,400	MicroStrategy, Inc. – Class A * (a)	479,878

2,100	Miller Industries, Inc.	70,119

30,800	Modine Manufacturing Co. *	336,336

3,500	Mohawk Industries, Inc. * (a)	440,405

34,300	Molson Coors Brewing Co. – Class B (a)	1,577,800

24,900	Moog, Inc. – Class A (b)	1,926,264

16,700	Morgan Stanley	1,032,561

25,000	Movado Group, Inc.	423,250

1,000	MSC Industrial Direct Co., Inc. – Class A (a)	83,320

11,800	Mueller Industries, Inc.	386,568

6,400	National General Holdings Corp.	218,112

2,200	National Presto Industries, Inc.	187,110

1,800	Natus Medical, Inc. *	37,656

53,300	Nautilus, Inc. *	1,124,630

1,000	NBT Bancorp, Inc.	29,950

7,700	Neenah, Inc.	373,527

9,000	NETGEAR, Inc. *	286,290

164,300	Newmark Group, Inc. – Class A	1,153,386

11,500	NextGen Healthcare, Inc. *	204,010

8,500	Northfield Bancorp, Inc.	94,605

942	Northrim BanCorp, Inc.	29,927

600	Northwest Bancshares, Inc. (a)	7,098

2,100	Nu Skin Enterprises, Inc. – Class A (a)	108,171

26,700	nVent Electric Plc	614,100

37,300	Occidental Petroleum Corp. (a)	587,848

37,900	OFG Bancorp	634,825

9,700	Old National Bancorp	153,551

7,200	Olympic Steel, Inc. (a)	106,848

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

7,906	Oppenheimer Holdings, Inc. – Class A	233,148

19,200	Oracle Corp. (a)	1,108,224

44,600	Owens & Minor, Inc.	1,148,896

2,300	PacWest Bancorp	53,498

1,400	Park National Corp.	141,554

4,600	Park-Ohio Holdings Corp. (a)	129,214

2,600	Patrick Industries, Inc. (a)	163,904

40,100	Patterson Cos., Inc. (a)	1,113,176

5,700	PC Connection, Inc. (a)	260,205

27,300	Penn Virginia Corp. * (a)	246,246

600	Penns Woods Bancorp, Inc.	15,336

37,100	PennyMac Financial Services, Inc. (a)	2,138,444

40,400	PennyMac Mortgage Investment Trust (REIT) (a)	690,840

3,700	Penske Automotive Group, Inc. (a)	203,759

38,900	Perdoceo Education Corp. * (a)	441,126

900	Phibro Animal Health Corp. – Class A	17,001

19,900	Phillips 66 (a)	1,205,542

14,500	Photronics, Inc. *	168,055

2,500	Polaris, Inc. (a)	240,000

400	Preformed Line Products Co.	24,260

2,900	Premier Financial Bancorp, Inc.	38,599

18,000	Premier Financial Corp.	372,780

42,900	Prestige Consumer Healthcare, Inc. *	1,525,953

1,800	Primoris Services Corp.	43,650

3,200	Principal Financial Group, Inc. (a)	159,328

8,900	Progress Software Corp.	356,890

2,800	Protective Insurance Corp. – Class B	40,012

3,300	Providence Service Corp. (The) *	448,107

20,700	Prudential Financial, Inc.	1,565,334

5,700	PulteGroup, Inc.	248,691

56,500	QEP Resources, Inc. (a)	90,965

2,600	Quanex Building Products Corp.	53,560

114,900	Qurate Retail, Inc. – Series A	1,203,003

52,065	Raytheon Technologies Corp.	3,734,102

79,900	Realogy Holdings Corp. *	983,569

2,200	Regeneron Pharmaceuticals, Inc. * (a)	1,135,266

5,300	Renewable Energy Group, Inc. * (a)	307,824

1,800	Republic Bancorp, Inc. – Class A	63,540

61,700	Resideo Technologies, Inc. *	1,140,833

26,200	Resources Connection, Inc.	317,282

3,665	Riverview Bancorp, Inc.	19,351

5,800	Rocky Brands, Inc.	168,200

77,600	Sanmina Corp. * (b)	2,468,844

12,700	Scholastic Corp.	301,244

32,700	Schweitzer-Mauduit International, Inc. (a)	1,137,306

36,700	Sciplay Corp. – Class A *	546,463

21,200	Select Medical Holdings Corp. *	510,920

3,700	Seneca Foods Corp. – Class A *	154,956

56,560	Sensata Technologies Holding Plc * (b)	2,761,825

17,000	Shoe Carnival, Inc.	621,690

7,100	Sierra Bancorp	156,200

22,200	Silgan Holdings, Inc. (a)	750,360

Shares	Description	Value ($)

	United States — continued

2,700	Simmons First National Corp-Class A (a)	52,650

1,700	Sleep Number Corp. *	117,963

98,600	SLM Corp. (a)	1,046,146

29,800	Sonic Automotive, Inc. – Class A (b)	1,203,324

206,700	Southwestern Energy Co. * (a)	642,837

27,900	SpartanNash Co.	526,752

33,100	Spok Holdings, Inc.	325,373

4,100	Sprouts Farmers Market, Inc. *	86,797

5,400	SS&C Technologies Holdings, Inc.	372,006

3,400	Standard Motor Products, Inc.	157,386

60,400	Steelcase, Inc. – Class A	733,860

5,000	Stepan Co.	580,800

4,400	Stewart Information Services Corp. (a)	184,228

26,100	Stoneridge, Inc. *	701,046

12,300	StoneX Group, Inc. * (a)	757,926

93,200	Summit Hotel Properties, Inc. (REIT)	809,908

21,600	Sunstone Hotel Investors, Inc. (REIT) (b)	226,800

2,800	Super Micro Computer, Inc. *	78,988

13,600	Surface Oncology, Inc. *	122,944

21,000	Surgalign Holdings, Inc. * (a)	47,460

3,000	Surmodics, Inc. *	112,320

2,900	Sutro Biopharma, Inc. * (a)	49,590

29,200	Sykes Enterprises, Inc. * (a)	1,098,796

49,900	Synchrony Financial	1,520,453

10,500	Systemax, Inc.	323,085

144,336	TEGNA, Inc. (b)	2,079,882

57,400	Telephone & Data Systems, Inc. (b)	1,089,452

1,500	Tennant Co.	100,740

28,500	Terex Corp.	883,500

3,800	Territorial Bancorp, Inc.	84,778

1,000	Texas Capital Bancshares, Inc. * (a)	55,900

12,400	Textron, Inc. (a)	559,240

700	Timberland Bancorp, Inc.	16,681

9,200	Towne Bank/Portsmouth VA	200,100

20,900	Tredegar Corp.	330,429

35,700	TRI Pointe Group, Inc. *	624,036

22,000	Tribune Publishing Co.	265,760

6,500	TriCo Bancshares	212,940

2,000	TrueBlue, Inc. *	38,200

25,100	TrustCo Bank Corp.	152,357

3,900	Trustmark Corp.	96,798

2,100	Tutor Perini Corp. * (a)	28,392

16,300	Tyson Foods, Inc. – Class A	1,062,760

31,800	UFP Industries, Inc. (b)	1,706,070

2,700	United Natural Foods, Inc. * (a)	46,575

3,200	United Rentals, Inc. * (a)	726,336

10,900	United States Cellular Corp. *	341,715

2,900	United Therapeutics Corp. * (a)	384,656

1,100	Uniti Group, Inc. (REIT)	11,308

31,500	Universal Corp. (b)	1,433,565

1,500	Universal Electronics, Inc. *	78,990

11,600	Universal Health Services, Inc. – Class B	1,514,728

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,600	Universal Insurance Holdings, Inc.	36,296

1,200	Universal Logistics Holdings, Inc.	25,812

10,000	Urban Edge Properties (REIT)	129,800

67,309	US Bancorp (b)	2,908,422

3,600	USANA Health Sciences, Inc. *	270,648

56,400	Valvoline, Inc.	1,285,356

17,300	Vectrus, Inc. *	824,691

41,800	Vera Bradley, Inc. *	354,464

11,000	Veritiv Corp. *	204,380

55,925	Verso Corp. – Class A	604,549

29,949	VF Corp. (a)	2,497,747

47,800	ViacomCBS, Inc. – Class B (a)	1,686,384

33,600	Viatris, Inc.*	565,152

3,200	Village Super Market, Inc. – Class A	74,112

16,700	Vista Outdoor, Inc. *	344,521

6,800	VMware, Inc. – Class A * (a)	951,252

64,800	Waddell & Reed Financial, Inc. – Class A (a)	1,066,608

26,000	Walgreens Boots Alliance, Inc. (a)	988,260

26,800	Walker & Dunlop, Inc. (b)	2,144,268

16,200	Waterstone Financial, Inc.	284,553

4,900	Weis Markets, Inc.	233,387

103,956	Wells Fargo & Co. (b)	2,843,197

1,900	WESCO International, Inc. * (a)	123,918

47,600	Western Union Co. (The) (a)	1,073,856

32,300	Western Digital Corp. (a)	1,449,624

2,300	Westwood Holdings Group, Inc.	27,416

3,900	Wintrust Financial Corp.	212,511

79,900	World Fuel Services Corp. (b)	2,270,758

9,900	Worthington Industries, Inc.	512,028

1,700	WW International, Inc. * (a)	50,167

120,004	Xenia Hotels & Resorts, Inc. (REIT)	1,690,856

32,500	Xerox Holdings Corp. (a)	711,425

10,400	Xperi Holding Corp. (a)	198,432

19,600	Zumiez, Inc. *	726,964

	Total United States	256,280,909

	Vietnam — 0.0%

71,230	Kinh Bac City Development Share Holding Corp *	48,777

13,660	PetroVietnam Gas JSC	49,208

142,000	PetroVietnam Technical Services Corp	90,339

20,810	Vinh Hoan Corp	39,717

	Total Vietnam	228,041

	TOTAL COMMON STOCKS (COST $1,328,817,017)	1,423,742,139

	PREFERRED STOCKS (f) — 1.2%

	Brazil — 0.3%

32,800	Banco do Estado do Rio Grande do Sul SA – Class B	80,815

239,221	Bradespar SA	2,594,307

43,400	Braskem SA – Class A *	183,081

Shares	Description	Value ($)

	Brazil — continued

437,800	Cia de Saneamento do Parana	407,777

237,000	Cia Paranaense de Energia – Class B	3,020,120

14,900	Lojas Americanas SA	63,773

	Total Brazil	6,349,873

	Chile — 0.0%

1,000	Sociedad Quimica y Minera de Chile SA Sponsored ADR	47,070

	Colombia — 0.0%

2,263	Banco Davivienda SA	17,683

443,291	Grupo Aval Acciones y Valores SA	128,195

	Total Colombia	145,878

	Germany — 0.1%

22,726	Bayerische Motoren Werke AG	1,493,219

8,749	Draegerwerk AG & Co KGaA	685,530

4,294	Henkel AG & Co KGaA	461,972

12,237	Schaeffler AG	91,061

1,243	Sixt SE	89,875

1,897	Villeroy & Boch AG	30,016

2,280	Volkswagen AG	382,716

	Total Germany	3,234,389

	Russia — 0.3%

43,754	Bashneft PJSC	704,590

56,000	Nizhnekamskneftekhim PJSC	57,690

10,116,100	Surgutneftegas PJSC	5,255,748

42	Transneft PJSC	78,674

	Total Russia	6,096,702

	South Korea — 0.5%

1,603	Amorepacific Corp	78,082

3,733	Hyundai Motor Co Ltd Prf	283,769

1,110	Hyundai Motor Co Ltd-2nd Prf	86,973

22,177	LG Electronics Inc	659,342

160,494	Samsung Electronics Co Ltd	8,854,694

392	Samsung Electronics Co Ltd GDR (Registered)	531,556

	Total South Korea	10,494,416

	Taiwan — 0.0%

13,589	Chailease Holding Co. Ltd. *	47,390

20,463	CTBC Financial Holding Co Ltd	46,108

	Total Taiwan	93,498

	TOTAL PREFERRED STOCKS (COST $22,184,819)	26,461,826

	RIGHTS/WARRANTS — 0.0%

	Pakistan — 0.0%

6,201	Searle Co Ltd, Expires 12/31/20 * (c)	2,490

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Spain — 0.0%

997,534	Banco Santander SA, Expires 12/03/20 *	124,583

	United Kingdom — 0.0%

10,277	AVEVA Group Plc, Expires 12/09/20 *	153,446

	TOTAL RIGHTS/WARRANTS (COST $221,959)	280,519

	INVESTMENT FUNDS — 0.3%

	United States — 0.3%

90,754	iShares Core MSCI Emerging Markets ETF	5,319,999

	TOTAL INVESTMENT FUNDS (COST $5,454,542)	5,319,999

	DEBT OBLIGATIONS — 16.7%

	United States — 16.7%

	Asset-Backed Securities — 0.1%

114,742	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.96%, due 07/26/31	114,734

67,143	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 1.31%, due 04/25/26	67,143

14,839	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.37%, due 07/20/25	14,846

273,492	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.15%, due 10/25/37	272,729

54,453	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 1.01%, due 04/25/36	54,443

140,198	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 0.94%, due 07/15/31	140,197

2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	3

285,333	Elevation CLO Ltd, Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 1.01%, due 10/25/31	283,745

104,811	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.82%, due 05/16/31	104,419

341,869	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 0.52%, due 07/25/29	338,569

113,582	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.82%, due 04/20/31	113,266

44,024	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.17%, due 07/20/30	43,983

Par Value† / Shares	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

453,141	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.42%, due 06/25/37	446,605

199,640	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.82%, due 04/19/30	199,141

61,959	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 0.88%, due 01/16/31	61,856

95,731	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 1.39%, due 05/15/26	95,474

289,333	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.97%, due 04/17/28	289,297

228,595	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.97%, due 01/17/30	227,290

70,956	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.40%, due 05/25/47	70,732

41,106	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	41,086

	Total Asset-Backed Securities	2,979,558

	U.S. Government — 16.6%

34,000,000	U.S. Treasury Note, 1.50%, due 10/31/21	34,430,313

27,000,000	U.S. Treasury Note, 1.63%, due 12/31/21	27,440,859

21,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.24%, due 01/31/22	21,026,080

6,000,000	U.S. Treasury Note, 1.38%, due 01/31/22	6,086,953

22,000,000	U.S. Treasury Note, 1.88%, due 05/31/22	22,573,203

60,000,000	U.S. Treasury Note, 0.13%, due 06/30/22	59,990,625

60,000,000	U.S. Treasury Note, 0.13%, due 07/31/22	59,981,250

60,000,000	U.S. Treasury Note, 0.13%, due 08/31/22 (b)	59,978,907

60,000,000	U.S. Treasury Note, 0.13%, due 10/31/22 (b)	59,976,563

	Total U.S. Government	351,484,753

	Total United States	354,464,311

	TOTAL DEBT OBLIGATIONS (COST $355,609,544)	354,464,311

	MUTUAL FUNDS — 22.5%

	United States — 22.5%

	Affiliated Issuers — 22.5%

2,492,451	GMO Emerging Country Debt Fund, Class IV	68,417,778

4,210,292	GMO Emerging Markets Fund, Class VI	142,981,508

5,213,891	GMO Opportunistic Income Fund, Class VI	136,395,398

1,626,141	GMO SGM Major Markets Fund, Class VI	53,711,445

2,267,763	GMO Special Opportunities Fund, Class VI	72,001,487

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

	Affiliated Issuers — continued

913,248	GMO U.S. Treasury Fund (g)	4,602,767

	TOTAL MUTUAL FUNDS (COST $435,149,743)	478,110,383

	SHORT-TERM INVESTMENTS — 1.1%

	Money Market Funds — 1.1%

22,813,777	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (h)	22,813,777

	TOTAL SHORT-TERM INVESTMENTS (COST $22,813,777)	22,813,777

	TOTAL INVESTMENTS — 108.8% (Cost $2,170,251,401)	2,311,192,954

	SECURITIES SOLD SHORT — (8.9)%

	Common Stocks — (8.9)%

	Australia — (0.3)%

(13,948)	Afterpay Ltd *	(971,833)

(192,684)	APA Group	(1,460,415)

(8,846)	ASX Ltd	(500,273)

(3,300)	Cochlear Ltd	(534,765)

(8,073)	Ramsay Health Care Ltd	(373,885)

(233,087)	Sydney Airport	(1,150,107)

(48,012)	TPG Telecom Ltd *	(271,053)

(142,308)	Transurban Group	(1,468,440)

	Total Australia	(6,730,771)

	Austria — (0.0)%

(15,206)	Verbund AG	(1,068,695)

	Canada — (0.0)%

(73,300)	AltaGas Ltd	(1,052,061)

	China — (0.1)%

(211,900)	BEST Inc ADR *	(620,867)

(18,800)	Yum China Holdings Inc	(1,059,944)

	Total China	(1,680,811)

	France — (0.5)%

(28,305)	Edenred	(1,617,493)

(91,341)	Getlink SE *	(1,513,722)

(1,583)	Hermes International	(1,540,191)

(2,518)	Sartorius Stedim Biotech	(907,920)

(10,953)	Ubisoft Entertainment SA *	(1,038,647)

(47,131)	Vivendi SA	(1,412,916)

(13,763)	Wendel SA	(1,555,010)

	Total France	(9,585,899)

	Germany — (0.6)%

(13,270)	Delivery Hero SE *	(1,613,463)

Shares	Description	Value ($)

	Germany — continued

(378)	Deutsche Boerse AG	(62,964)

(15,383)	Puma SE *	(1,524,346)

(13,196)	QIAGEN NV *	(635,949)

(38,165)	RWE AG	(1,578,594)

(3,272)	Sartorius AG	(1,491,892)

(13,699)	Scout24 AG	(1,043,870)

(2,588)	TeamViewer AG *	(123,378)

(539,107)	Telefonica Deutschland Holding AG	(1,488,082)

(55,370)	thyssenkrupp AG *	(369,225)

(46,760)	Uniper SE	(1,582,765)

(15,084)	Zalando SE *	(1,532,190)

	Total Germany	(13,046,718)

	Italy — (0.2)%

(6,907)	Ferrari NV	(1,463,461)

(107,698)	FinecoBank Banca Fineco SPA *	(1,700,306)

(14,740)	Infrastrutture Wireless Italiane SPA	(189,798)

	Total Italy	(3,353,565)

	Japan — (1.3)%

(60,700)	Acom Co Ltd	(291,391)

(38,700)	Asahi Intecc Co Ltd	(1,417,831)

(294,800)	ENEOS Holdings Inc	(1,006,978)

(100)	Fast Retailing Co Ltd	(81,936)

(11,700)	GMO Payment Gateway Inc	(1,640,796)

(19,000)	Hitachi Metals Ltd	(277,858)

(47,400)	Idemitsu Kosan Co Ltd	(982,700)

(106,200)	Isetan Mitsukoshi Holdings Ltd	(569,999)

(20,700)	Japan Airport Terminal Co Ltd	(1,199,010)

(23,700)	Japan Exchange Group Inc	(586,328)

(264)	Japan Real Estate Investment Corp	(1,367,484)

(159,700)	JGC Holding Corp	(1,421,828)

(91,200)	Keikyu Corp	(1,559,988)

(2,900)	Kintetsu Group Holdings Co Ltd	(128,444)

(72,300)	Kyushu Electric Power Co Inc	(609,184)

(19,900)	LINE Corp *	(1,025,447)

(43,900)	LIXIL Group Corp	(1,050,515)

(20,400)	M3 Inc	(1,877,243)

(30,200)	McDonald’s Holdings Co Japan Ltd	(1,464,851)

(18,900)	Mercari Inc *	(863,111)

(21,700)	Mitsubishi Materials Corp	(410,270)

(40,400)	Mitsubishi Motors Corp *	(72,686)

(26,300)	MonotaRO Co Ltd	(1,599,746)

(15,500)	Nihon M&A Center Inc	(1,083,042)

(15,000)	Nippon Paint Holdings Co Ltd	(1,921,903)

(72,600)	Nippon Yusen KK	(1,576,981)

(1,300)	Nissin Foods Holdings Co Ltd	(107,294)

(14,400)	Odakyu Electric Railway Co Ltd	(435,910)

(2,900)	ORIENTAL LAND CO LTD	(492,580)

(90,500)	Sharp Corp	(1,210,009)

(4,300)	Yaskawa Electric Corp	(206,309)

	Total Japan	(28,539,652)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Netherlands — (0.2)%

(798)	Adyen NV *	(1,524,303)

(292,002)	Altice Europe NV *	(1,536,128)

(12,058)	Just Eat Takeaway.com NV *	(1,283,236)

	Total Netherlands	(4,343,667)

	Norway — (0.0)%

(3,729)	Schibsted ASA – B Shares *	(135,619)

	Peru — (0.0)%

(19,800)	Southern Copper Corp	(1,175,526)

	Russia — (0.0)%

(26,941)	Magnit PJSC Sponsored GDR (Registered)	(404,824)

	Singapore — (0.1)%

(221,000)	Singapore Exchange Ltd	(1,457,186)

	Spain — (0.4)%

(866,121)	Bankia SA	(1,489,703)

(24,218)	Cellnex Telecom SA	(1,534,126)

(52,488)	Endesa SA	(1,508,640)

(55,008)	Ferrovial SA	(1,536,120)

(49,223)	Siemens Gamesa Renewable Energy SA	(1,765,326)

	Total Spain	(7,833,915)

	Sweden — (0.1)%

(13,767)	Evolution Gaming Group AB	(1,171,395)

(62,853)	Lundin Energy AB	(1,501,590)

	Total Sweden	(2,672,985)

	Switzerland — (0.2)%

(1)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(89,487)

(261)	Partners Group Holding AG	(281,405)

(1,306)	Straumann Holding AG (Registered)	(1,507,508)

(17,712)	Swiss Re AG	(1,618,269)

	Total Switzerland	(3,496,669)

	United Kingdom — (0.7)%

(21,024)	Admiral Group Plc	(791,909)

(37,051)	Antofagasta Plc	(611,824)

(191,455)	Auto Trader Group Plc	(1,424,019)

(496,619)	ConvaTec Group Plc	(1,366,015)

(31,050)	Experian Plc	(1,100,098)

(115,622)	GVC Holdings Plc *	(1,588,735)

(17,061)	Halma Plc	(502,011)

(73,810)	Hargreaves Lansdown Plc	(1,397,939)

(204,775)	Informa Plc *	(1,434,407)

(20,192)	Land Securities Group Plc (REIT)	(176,588)

(13,413)	London Stock Exchange Group Plc	(1,446,614)

(46,654)	Ocado Group Plc *	(1,371,684)

(17,376)	Prudential Plc	(267,203)

Shares	Description	Value ($)

	United Kingdom — continued

(2,953)	Spirax-Sarco Engineering Plc	(434,992)

	Total United Kingdom	(13,914,038)

	United States — (4.2)%

(13,600)	Advanced Micro Devices, Inc. *	(1,260,176)

(24,700)	AES Corp. (The)	(504,868)

(500)	Align Technology, Inc. *	(240,645)

(6,500)	American Tower Corp. (REIT)	(1,502,800)

(135,600)	Apache Corp.	(1,747,884)

(7,500)	Arthur J Gallagher & Co.	(865,575)

(5,100)	Autodesk, Inc. *	(1,429,173)

(6,800)	Avalara, Inc. *	(1,167,900)

(5,800)	Ball Corp.	(556,858)

(5,000)	Black Knight, Inc. *	(458,100)

(27,700)	Blackstone Group , Inc. (The) – Class A	(1,649,535)

(5,500)	Burlington Stores, Inc. *	(1,201,970)

(1,600)	Catalent, Inc. *	(153,824)

(29,900)	Cheniere Energy, Inc. *	(1,695,031)

(1,200)	Chipotle Mexican Grill, Inc. *	(1,547,316)

(11,400)	Cognex Corp.	(856,596)

(600)	CoStar Group, Inc. *	(546,342)

(4,000)	Coupa Software, Inc. *	(1,315,640)

(8,700)	Crowdstrike Holdings, Inc. – Class A *	(1,333,536)

(12,100)	Datadog, Inc. – Class A *	(1,196,932)

(3,900)	DexCom, Inc. *	(1,246,752)

(7,600)	Digital Realty Trust, Inc. (REIT)	(1,024,100)

(6,900)	DocuSign, Inc. *	(1,572,372)

(264,600)	Endo International Plc *	(1,344,168)

(6,200)	Equifax, Inc.	(1,034,780)

(1,900)	Equinix, Inc. (REIT)	(1,325,801)

(23,800)	Equity LifeStyle Properties, Inc. (REIT)	(1,394,442)

(700)	Erie Indemnity Co. – Class A	(157,927)

(12,300)	Exact Sciences Corp. *	(1,489,038)

(2,300)	Extra Space Storage, Inc. (REIT)	(259,279)

(4,100)	Fastenal Co.	(202,745)

(14,300)	Guidewire Software, Inc. *	(1,751,464)

(2,400)	Hologic, Inc. *	(165,912)

(2,100)	IDEXX Laboratories, Inc. *	(968,058)

(11,600)	IHS Markit Ltd.	(1,153,736)

(15,900)	Ingersoll Rand, Inc. *	(703,893)

(6,200)	Insulet Corp. *	(1,597,802)

(7,500)	IQVIA Holdings, Inc. *	(1,267,425)

(18,600)	Lamb Weston Holdings, Inc.	(1,346,268)

(4,300)	Liberty Broadband Corp. – Class A *	(674,111)

(5,600)	Liberty Broadband Corp. – Class C *	(881,160)

(36,800)	Liberty Media Corp-Liberty Formula One – Class C *	(1,537,504)

(21,800)	Live Nation Entertainment, Inc. *	(1,431,170)

(900)	Lululemon Athletica, Inc. *	(333,198)

(2,700)	MarketAxess Holdings, Inc.	(1,455,786)

(5,900)	MongoDB, Inc. *	(1,695,129)

(4,000)	MSCI, Inc.	(1,637,680)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(8,500)	NIKE Inc. – Class B	(1,144,950)

(28,800)	Nuance Communications, Inc. *	(1,242,144)

(6,800)	Okta, Inc. *	(1,666,272)

(3,000)	Paycom Software, Inc. *	(1,251,240)

(7,800)	Pinterest, Inc. – Class A *	(546,156)

(4,600)	Public Storage (REIT)	(1,032,516)

(5,100)	RingCentral, Inc. – Class A *	(1,514,955)

(1,700)	Rockwell Automation, Inc.	(434,452)

(5,200)	Roku, Inc. *	(1,526,564)

(17,500)	Rollins, Inc.	(1,000,650)

(3,000)	ServiceNow, Inc. *	(1,603,650)

(40,000)	Slack Technologies Inc. – Class A *	(1,715,200)

(41,000)	Snap, Inc. – Class A*	(1,821,220)

(128,300)	Southwestern Energy Co. *	(399,013)

(7,100)	Splunk, Inc. *	(1,449,678)

(6,100)	Square, Inc. – Class A *	(1,286,856)

(11,500)	Starbucks Corp.	(1,127,230)

(3,100)	Sun Communities, Inc. (REIT)	(430,900)

(3,400)	Sunrun, Inc. *	(217,872)

(70,000)	Targa Resources Corp.	(1,645,000)

(6,000)	Teladoc Health, Inc. *	(1,192,620)

(3,900)	Tesla, Inc. *	(2,213,640)

(5,100)	Twilio, Inc. – Class A *	(1,632,459)

(38,500)	UDR, Inc. (REIT)	(1,481,095)

(4,300)	Vail Resorts, Inc.	(1,186,112)

Shares	Description	Value ($)

	United States — continued

(1,300)	West Pharmaceutical Services, Inc.	(357,708)

(52,600)	Williams Cos, Inc. (The)	(1,103,548)

(1,800)	Workday, Inc. – Class A *	(404,622)

(16,300)	Wynn Resorts Ltd.	(1,638,150)

(400)	XPO Logistics, Inc. *	(42,672)

(14,700)	Zillow Group, Inc. – Class C *	(1,584,807)

(800)	Zoetis, Inc.	(128,304)

(2,700)	Zoom Video Communications, Inc. – Class A *	(1,291,572)

(7,800)	Zscaler, Inc. *	(1,214,850)

	Total United States	(89,411,078)

	TOTAL COMMON STOCKS (PROCEEDS $176,004,844)	(189,903,679)

	RIGHTS/WARRANTS — (0.0)%

	Spain — (0.0)%

(41,811)	Ferrovial SA, Expires 11/23/20 *	(11,914)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $9,790)	(11,914)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $176,014,634)	(189,915,593)

	Other Assets and Liabilities (net) — 0.1%	2,804,977

	TOTAL NET ASSETS — 100.0%	$2,124,082,338

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/19/2021	MSCI	AUD	34,183,300	USD	24,408,747	(695,905)
02/08/2021	BCLY	AUD	26,050,000	USD	18,767,123	(366,955)
02/08/2021	DB	AUD	950,000	USD	678,189	(19,599)
02/02/2021	CITI	BRL	2,117,973	USD	390,000	(4,894)
01/13/2021	BOA	CHF	1,651,792	USD	1,810,000	(10,709)
01/13/2021	JPM	CHF	3,845,361	USD	4,240,000	1,399
01/13/2021	MSCI	CHF	13,280,108	USD	14,486,074	(152,104)
12/02/2020	MSCI	CLP	1,719,676,000	USD	2,230,234	(26,854)
12/02/2020	MSCI.	CLP	227,250,000	USD	296,172	(2,095)
02/03/2021	MSCI	COP	6,992,625,000	USD	1,825,751	(113,518)
02/16/2021	CITI	CZK	18,356,684	USD	819,861	(15,099)
01/19/2021	DB	EUR	6,685,900	USD	7,846,358	(140,777)
01/19/2021	GS	EUR	73,506,550	USD	86,585,675	(1,227,003)
01/19/2021	MSCI	EUR	32,557,600	USD	38,584,705	(309,380)
01/19/2021	SSB	EUR	40,948,950	USD	48,010,773	(907,820)
01/27/2021	BOA	EUR	370,000	USD	438,180	(3,910)
01/13/2021	MSCI	GBP	2,040,000	USD	2,697,957	(23,469)
01/19/2021	JPM	GBP	11,756,500	USD	15,213,758	(470,280)
01/19/2021	MSCI	GBP	11,756,500	USD	15,198,509	(485,528)
01/19/2021	SSB	GBP	16,748,900	USD	22,154,534	(189,733)
01/19/2021	SSB	HKD	134,689,400	USD	17,371,935	(6,311)
01/13/2021	MSCI	HUF	547,093,860	USD	1,795,148	(24,066)
02/16/2021	CITI	IDR	2,700,356,000	USD	190,000	551
02/16/2021	JPM	IDR	5,231,160,000	USD	360,000	(7,002)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/29/2021	BOA	ILS	1,035,135	USD	310,000	(3,057)
01/22/2021	BCLY	INR	23,102,750	USD	310,000	(461)
01/22/2021	JPM	INR	24,835,140	USD	330,000	(3,742)
01/19/2021	BOA	JPY	6,970,876,867	USD	66,363,718	(474,667)
01/19/2021	DB	JPY	3,370,746,033	USD	32,085,964	(233,531)
01/19/2021	JPM	JPY	1,345,354,900	USD	12,948,104	48,529
01/19/2021	MSCI	JPY	3,015,104,700	USD	29,022,733	113,210
02/09/2021	BOA	JPY	115,453,431	USD	1,110,000	2,719
02/09/2021	JPM	JPY	122,491,517	USD	1,180,000	5,218
02/24/2021	GS	JPY	1,875,151,766	USD	18,064,750	77,546
02/24/2021	MSCI	JPY	3,750,303,534	USD	36,132,734	158,326
01/20/2021	JPM	NOK	29,288,943	USD	3,181,599	(111,611)
02/05/2021	BCLY	NZD	1,350,000	USD	901,352	(45,349)
02/05/2021	JPM	NZD	6,460,000	USD	4,393,683	(136,455)
02/05/2021	MSCI	NZD	14,290,000	USD	9,511,495	(509,507)
02/02/2021	MSCI	PEN	2,268,770	USD	626,810	(2,425)
12/03/2020	JPM	PHP	8,232,250	USD	170,000	(1,184)
12/03/2020	MSCI	PHP	16,135,830	USD	333,316	(2,218)
01/25/2021	JPM	PHP	24,368,080	USD	504,515	(772)
02/16/2021	DB	PLN	1,685,679	USD	450,000	653
02/26/2021	BOA	RON	668,386	USD	162,192	(625)
02/16/2021	BCLY	RUB	60,785,762	USD	780,000	(10,379)
02/16/2021	MSCI	RUB	23,368,260	USD	300,000	(3,850)
02/05/2021	BCLY	SEK	4,685,558	USD	540,000	(7,016)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/05/2021	JPM	SEK	20,515,735	USD	2,380,000	(15,113)
01/15/2021	BCLY	SGD	240,806	USD	180,000	444
12/07/2020	BCLY	TWD	7,972,160	USD	280,000	709
12/07/2020	CITI	TWD	6,854,208	USD	240,000	(125)
12/07/2020	JPM	TWD	3,977,960	USD	140,000	639
12/07/2020	MSCI	TWD	11,736,192	USD	411,075	(82)
01/19/2021	DB	USD	3,445,569	AUD	4,866,400	128,377
02/08/2021	BOA	USD	922,292	AUD	1,290,000	25,231
02/02/2021	JPM	USD	683,173	BRL	3,923,256	48,314
02/03/2021	JPM	USD	9,908,468	CAD	13,176,528	241,271
02/03/2021	MSCI	USD	9,910,665	CAD	13,176,527	239,072
12/02/2020	MSCI	USD	2,171,167	CLP	1,666,466,000	16,082
12/02/2020	MSCI.	USD	370,000	CLP	280,460,000	(1,894)
02/26/2021	MSCI	USD	1,259,168	CLP	973,463,000	20,882
02/03/2021	MSCI	USD	420,000	COP	1,518,380,000	1,093
02/16/2021	BOA	USD	260,000	CZK	5,786,739	3,212
02/16/2021	CITI	USD	180,000	CZK	3,990,942	1,529
02/16/2021	DB	USD	280,000	CZK	6,119,851	(1,637)
01/19/2021	BOA	USD	16,112,076	EUR	13,792,826	365,163
01/19/2021	DB	USD	8,912,054	EUR	7,532,200	86,092
01/19/2021	MSCI	USD	8,391,554	EUR	7,187,774	195,132
01/27/2021	DB	USD	12,523,927	EUR	10,545,000	75,651
01/27/2021	JPM	USD	7,183,628	EUR	6,040,000	33,200
01/13/2021	MSCI	USD	5,622,479	GBP	4,345,000	173,892
01/19/2021	DB	USD	7,423,528	GBP	5,745,100	240,859
01/19/2021	MSCI	USD	3,192,064	GBP	2,441,700	65,344
01/19/2021	SSB	USD	1,900,011	GBP	1,444,900	27,592
01/19/2021	SSB	USD	3,844,236	HKD	29,802,500	1,019
02/16/2021	JPM	USD	931,705	IDR	13,861,913,000	40,804
01/29/2021	MSCI	USD	1,065,657	ILS	3,611,297	26,511

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/22/2021	JPM	USD	186,672	INR	13,850,098	(550)
01/19/2021	BOA	USD	3,854,745	JPY	405,167,200	30,092
01/19/2021	BONY	USD	2,594,085	JPY	270,788,000	2,293
01/19/2021	CITI	USD	2,445,363	JPY	255,333,600	2,835
02/09/2021	BOA	USD	4,650,000	JPY	487,210,785	22,702
02/09/2021	MSCI	USD	12,425,895	JPY	1,287,912,940	(73,884)
02/19/2021	MSCI	USD	1,688,951	KRW	1,868,385,160	(4,236)
01/21/2021	BOA	USD	420,000	MXN	8,780,009	12,156
01/21/2021	CITI	USD	330,000	MXN	7,036,432	16,336
01/21/2021	GS	USD	360,000	MXN	7,712,060	19,591
01/21/2021	MSCI	USD	631,335	MXN	13,456,437	30,997
01/20/2021	JPM	USD	2,850,000	NOK	26,230,670	99,341
02/05/2021	JPM	USD	4,213,079	NZD	6,280,000	190,832
02/02/2021	MSCI	USD	760,000	PEN	2,728,000	(3,399)
12/03/2020	JPM	USD	505,562	PHP	24,368,080	1,156
02/16/2021	MSCI	USD	651,964	PLN	2,473,211	7,313
02/16/2021	BCLY	USD	85,248	RUB	6,645,694	1,164
02/05/2021	BCLY	USD	17,139,423	SEK	152,535,720	668,387
02/05/2021	JPM	USD	1,610,000	SEK	14,482,713	80,787
01/15/2021	GS	USD	270,000	SGD	366,616	3,366
01/15/2021	MSCI	USD	280,000	SGD	379,411	2,906
01/15/2021	BOA	USD	660,000	THB	20,607,939	21,120
02/16/2021	BCLY	USD	1,810,000	TRY	14,428,777	(16,759)
12/07/2020	JPM	USD	1,059,919	TWD	30,540,520	10,015
02/02/2021	MSCI	USD	414,706	TWD	11,736,192	(146)
01/29/2021	DB	USD	510,000	ZAR	8,384,318	27,373
01/29/2021	MSCI	USD	1,123,904	ZAR	18,554,870	65,326

						$(3,085,332)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
214	Mini MSCI Emerging Markets	December 2020	12,864,610	456,630

Sales
1,490	E-mini Russell 2000 Index	December 2020	135,597,450	(24,074,439)
3,586	Euro STOXX 50	December 2020	149,783,388	(8,531,253)
481	FTSE 100 Index	December 2020	40,125,038	(1,589,820)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
79	Hang Seng Index	December 2020	13,451,283	94,099
1,619	S&P 500 E-Mini	December 2020	293,298,040	(21,625,443)
76	SGX Nifty 50	December 2020	1,965,062	2,566
180	SPI 200	December 2020	21,530,134	(2,054,563)
1,122	TOPIX Index	December 2020	188,371,580	(14,714,612)

			$844,121,975	$(72,493,465)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(20,500,000)

Average interest rate (net)	(0.65)%

Maximum balance outstanding	$(20,500,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month AUD BBSW	0.15%	AUD	10,276,000	12/16/2022	Quarterly	1,263	10,398	9,135
3 Month AUD BBSW	0.10%	AUD	15,130,000	12/16/2022	Quarterly	(731)	4,210	4,941
0.07%	3 Month AUD BBSW	AUD	16,180,000	12/16/2022	Quarterly	—	2,027	2,027
(0.67)%	6 Month CHF LIBOR	CHF	12,560,000	12/16/2022	Semi-Annually	3,045	(9,694)	(12,739)
6 Month CHF LIBOR	(0.72)%	CHF	8,670,000	12/16/2022	Semi-Annually	(59)	(1,224)	(1,165)
0.18%	3 Month NZD Bank Bill Rate	NZD	97,930,000	12/16/2022	Quarterly	19,063	90,433	71,370
(0.05)%	3 Month SEK STIBOR	SEK	63,000,000	12/16/2022	Quarterly	615	932	317
3 Month SEK STIBOR	(0.04)%	SEK	61,900,000	12/16/2022	Quarterly	179	529	350
3 Month SEK STIBOR	(0.03)%	SEK	77,300,000	12/16/2022	Quarterly	—	1,111	1,111
0.56%	3 Month CAD LIBOR	CAD	27,170,000	12/19/2022	Semi-Annually	3,401	(3,241)	(6,642)
0.55%	3 Month CAD LIBOR	CAD	9,820,000	12/19/2022	Semi-Annually	—	(109)	(109)
0.55%	3 Month CAD LIBOR	CAD	9,280,000	12/19/2022	Semi-Annually	—	328	328
6 Month EURIBOR	(0.48)%	EUR	10,270,000	12/21/2022	Semi-Annually	3,004	9,667	6,663
6 Month GBP LIBOR	0.08%	GBP	46,660,000	12/21/2022	Semi-Annually	18,561	(11,318)	(29,879)
3 Month USD LIBOR	0.23%	USD	4,085,000	12/21/2022	Quarterly	24	(579)	(603)
3 Month USD LIBOR	0.24%	USD	11,090,000	12/21/2022	Quarterly	(4,423)	1,777	6,200
6 Month AUD BBSW	0.79%	AUD	7,060,000	12/16/2030	Semi-Annually	733	(54,640)	(55,373)
0.93%	6 Month AUD BBSW	AUD	2,200,000	12/16/2030	Semi-Annually	—	(5,298)	(5,298)
6 Month AUD BBSW	0.89%	AUD	3,380,000	12/16/2030	Semi-Annually	—	(224)	(224)
0.87%	6 Month AUD BBSW	AUD	2,130,000	12/16/2030	Semi-Annually	(1,673)	3,655	5,328
0.76%	6 Month AUD BBSW	AUD	3,140,000	12/16/2030	Semi-Annually	1,688	29,706	28,018
0.77%	6 Month AUD BBSW	AUD	600,000	12/16/2030	Semi-Annually	—	5,160	5,160
0.88%	6 Month AUD BBSW	AUD	1,690,000	12/16/2030	Semi-Annually	—	2,293	2,293
3 Month CAD LIBOR	1.11%	CAD	3,450,000	12/16/2030	Semi-Annually	(982)	(22,130)	(21,148)
3 Month CAD LIBOR	1.09%	CAD	6,150,000	12/16/2030	Semi-Annually	—	(49,055)	(49,055)
3 Month CAD LIBOR	1.09%	CAD	1,090,000	12/16/2030	Semi-Annually	—	(8,856)	(8,856)
3 Month CAD LIBOR	1.11%	CAD	2,100,000	12/16/2030	Semi-Annually	—	(14,095)	(14,095)
3 Month CAD LIBOR	1.13%	CAD	3,360,000	12/16/2030	Semi-Annually	—	(17,555)	(17,555)
3 Month CAD LIBOR	1.15%	CAD	850,000	12/16/2030	Semi-Annually	—	(3,177)	(3,177)
3 Month CAD LIBOR	1.28%	CAD	16,700,000	12/16/2030	Semi-Annually	(4,563)	99,050	103,613
3 Month CAD LIBOR	1.23%	CAD	4,330,000	12/16/2030	Semi-Annually	3,995	9,580	5,585
3 Month CAD LIBOR	1.20%	CAD	31,580,000	12/16/2030	Semi-Annually	(53,455)	(588)	52,867
6 Month CHF LIBOR	(0.30)%	CHF	26,200,000	12/16/2030	Semi-Annually	(10,370)	(26,442)	(16,072)
(0.27)%	6 Month CHF LIBOR	CHF	1,620,000	12/16/2030	Semi-Annually	—	(4,785)	(4,785)
(0.29)%	6 Month CHF LIBOR	CHF	2,640,000	12/16/2030	Semi-Annually	—	(1,819)	(1,819)
6 Month CHF LIBOR	(0.26)%	CHF	2,220,000	12/16/2030	Semi-Annually	(3,221)	9,071	12,292
(0.32)%	6 Month CHF LIBOR	CHF	1,440,000	12/16/2030	Semi-Annually	—	4,714	4,714
3 Month NZD Bank Bill Rate	0.55%	NZD	9,100,000	12/16/2030	Quarterly	16,857	(205,702)	(222,559)
3 Month NZD Bank Bill Rate	0.46%	NZD	4,550,000	12/16/2030	Quarterly	(2,514)	(133,570)	(131,056)
3 Month NZD Bank Bill Rate	0.48%	NZD	7,930,000	12/16/2030	Quarterly	197	(221,979)	(222,176)
3 Month NZD Bank Bill Rate	0.74%	NZD	1,930,000	12/16/2030	Quarterly	—	(19,474)	(19,474)
3 Month NZD Bank Bill Rate	0.81%	NZD	2,260,000	12/16/2030	Quarterly	379	(12,400)	(12,779)
3 Month NZD Bank Bill Rate	0.78%	NZD	21,590,000	12/16/2030	Quarterly	(38,974)	(155,274)	(116,300)
3 Month NZD Bank Bill Rate	0.82%	NZD	13,370,000	12/16/2030	Quarterly	(1,225)	(56,493)	(55,268)
3 Month NZD Bank Bill Rate	0.86%	NZD	15,930,000	12/16/2030	Quarterly	(1,940)	(27,657)	(25,717)
0.59%	3 Month NZD Bank Bill Rate	NZD	17,360,000	12/16/2030	Quarterly	(8,024)	354,531	362,555
0.85%	3 Month NZD Bank Bill Rate	NZD	1,920,000	12/16/2030	Quarterly	—	5,298	5,298
3 Month SEK STIBOR	0.30%	SEK	10,500,000	12/16/2030	Quarterly	—	(5,212)	(5,212)
0.37%	3 Month SEK STIBOR	SEK	20,200,000	12/16/2030	Quarterly	120	(4,580)	(4,700)
0.39%	3 Month SEK STIBOR	SEK	18,320,000	12/16/2030	Quarterly	—	(9,664)	(9,664)
0.39%	3 Month SEK STIBOR	SEK	15,700,000	12/16/2030	Quarterly	—	(8,100)	(8,100)
3 Month SEK STIBOR	0.34%	SEK	125,570,000	12/16/2030	Quarterly	(32,265)	(15,114)	17,151
0.30%	3 Month SEK STIBOR	SEK	16,100,000	12/16/2030	Quarterly	—	9,016	9,016
0.31%	3 Month SEK STIBOR	SEK	21,600,000	12/16/2030	Quarterly	—	9,097	9,097
(0.18)%	6 Month EURIBOR	EUR	30,830,000	12/18/2030	Semi-Annually	21,772	(270,823)	(292,595)
(0.21)%	6 Month EURIBOR	EUR	26,530,000	12/18/2030	Semi-Annually	(12,833)	(151,643)	(138,810)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.18)%	6 Month EURIBOR	EUR	2,050,000	12/18/2030	Semi-Annually	(7,655)	(19,266)	(11,611)
0.45%	6 Month GBP LIBOR	GBP	10,010,000	12/18/2030	Semi-Annually	(3,889)	38,625	42,514
0.36%	6 Month GBP LIBOR	GBP	1,170,000	12/18/2030	Semi-Annually	(103)	18,475	18,578
6 Month GBP LIBOR	0.54%	GBP	1,680,000	12/18/2030	Semi-Annually	4,286	12,450	8,164
6 Month GBP LIBOR	0.53%	GBP	2,480,000	12/18/2030	Semi-Annually	3,634	16,077	12,443
3 Month USD LIBOR	0.82%	USD	1,880,000	12/18/2030	Quarterly	(874)	(5,775)	(4,901)
3 Month USD LIBOR	0.75%	USD	1,130,000	12/18/2030	Quarterly	280	(11,219)	(11,499)
0.86%	3 Month USD LIBOR	USD	1,500,000	12/18/2030	Quarterly	—	(975)	(975)
0.85%	3 Month USD LIBOR	USD	1,500,000	12/18/2030	Quarterly	—	(20)	(20)
0.85%	3 Month USD LIBOR	USD	3,090,000	12/18/2030	Quarterly	—	(193)	(193)
0.86%	3 Month USD LIBOR	USD	3,060,000	12/18/2030	Quarterly	—	(3,638)	(3,638)
0.88%	3 Month USD LIBOR	USD	3,270,000	12/18/2030	Quarterly	—	(8,692)	(8,692)
0.70%	3 Month USD LIBOR	USD	6,080,000	12/18/2030	Quarterly	7,966	90,137	82,171
0.88%	3 Month USD LIBOR	USD	27,690,000	12/18/2030	Quarterly	(101,961)	(80,387)	21,574

						$(180,672)	$(824,332)	$(643,660)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.25%)	Appreciation on Total Return on CSI 500 Index	GS	USD	2,245,935	12/07/2020	Monthly	—	(7,417)	(7,417)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	GS	USD	845,043	05/24/2022	Monthly	—	10,552	10,552
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	GS	USD	187,066	05/24/2022	Monthly	—	6,869	6,869
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.50%	GS	USD	541,292	05/24/2022	Monthly	—	59,962	59,962
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	GS	USD	89,803	05/24/2022	Monthly	—	(1,534)	(1,534)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.50%	GS	USD	35,053	05/24/2022	Monthly	—	676	676
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	GS	USD	107,922	05/24/2022	Monthly	—	575	575
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1	06/20/2022	Monthly	—	—	—
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	329,064	10/18/2022	Monthly	—	19,331	19,331
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	15,904,466	10/18/2022	Monthly	—	(333,636)	(333,636)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus0.50%	MORD	USD	77,076	10/18/2022	Monthly	—	6	6
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	249,253	10/18/2022	Monthly	—	660	660

							$—	$(243,956)	$(243,956)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Investment valued using significant unobservable inputs.

(d)	Securities are traded on separate exchanges for the same entity.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	All or a portion of this security is purchased with collateral from securities loaned.

(h)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(i)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CVA - Certificaaten van aandelen (Share Certificates)

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BONY – Bank of New York

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%

4,711,974	GMO Alternative Allocation Fund, Class VI	93,202,854

2,551,459	GMO Asset Allocation Bond Fund, Class VI	61,617,736

1,156,435	GMO Cyclical Focus Fund, Class IV	32,229,842

1,211,213	GMO Emerging Country Debt Fund, Class IV	33,247,794

5,442,744	GMO Emerging Markets Fund, Class VI	184,835,587

7,537,169	GMO International Equity Fund, Class IV	168,003,507

1,813,768	GMO-Usonian Japan Value Creation Fund, Class VI	39,086,693

5,854,275	GMO Multi-Sector Fixed Income Fund (formerly GMO Core Plus Bond Fund), Class IV	131,018,672

717,569	GMO Opportunistic Income Fund, Class VI	18,771,610

709,061	GMO Quality Fund, Class VI	19,080,841

437,224	GMO Risk Premium Fund, Class VI	11,822,536

5,791,171	GMO U.S. Equity Fund, Class VI	75,922,248

2,756,108	GMO U.S. Small Cap Value Fund, Class VI	56,720,710

377,597	GMO U.S. Treasury Fund	1,903,090

	TOTAL MUTUAL FUNDS (COST $912,499,519)	927,463,720

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

20,807	ACE Securities Corp Home Equity Loan Trust, Series 06-ASL1, Class A,Variable Rate, 1 mo. LIBOR + 0.28%, 0.43%, due 02/25/36	5,752

Par Value† / Shares	Description	Value ($)

	Asset-Backed Securities — continued

10,749	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.65%, due 10/25/34	10,144

11,360	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.39%, due 02/26/34	9,686

	TOTAL DEBT OBLIGATIONS (COST $28,956)	25,582

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

285,577	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	285,577

	TOTAL SHORT-TERM INVESTMENTS (COST $285,577)	285,577

	TOTAL INVESTMENTS — 99.0% (Cost $912,814,052)	927,774,879

	Other Assets and Liabilities (net) — 1.0%	9,492,402

	TOTAL NET ASSETS — 100.0%	$937,267,281

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
1/19/21	SSB	JPY	2,269,278,600	USD	21,770,812	12,442
2/24/21	SSB	JPY	1,843,558,600	USD	17,761,185	77,035

						$89,477

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
287	MSCI EAFE	December 2020	29,173,550	(1,593,404)
237	TOPIX Index	December 2020	39,789,719	(2,682,310)

			$68,963,269	$(4,275,714)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2020.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

Counterparty Abbreviations:

SSB - State Street Bank and Trust Company

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

155,500	GMO Cyclical Focus Fund, Class IV	4,333,785

229,957	GMO Emerging Markets Fund, Class VI	7,809,337

1,492,348	GMO International Equity Fund, Class IV	33,264,445

145,092	GMO-Usonian Japan Value Creation Fund, Class VI	3,126,725

366,350	GMO Quality Fund, Class VI	9,858,481

969,980	GMO U.S. Equity Fund, Class VI	12,716,436

384,765	GMO U.S. Small Cap Value Fund, Class VI	7,918,466

	TOTAL MUTUAL FUNDS (COST $69,309,706)	79,027,675

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

58,155	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	58,155

	TOTAL SHORT-TERM INVESTMENTS (COST $58,155)	58,155

	TOTAL INVESTMENTS — 100.0% (Cost $69,367,861)	79,085,830

	Other Assets and Liabilities (net) — (0.0%)	(34,712)

	TOTAL NET ASSETS — 100.0%	$79,051,118

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of November 30, 2020.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

2,969,717	GMO Cyclical Focus Fund, Class VI	82,766,008

12,745,018	GMO Emerging Markets Fund, Class VI	432,820,810

24,008,750	GMO International Equity Fund, Class IV	535,155,033

2,940,296	GMO-Usonian Japan Value Creation Fund, Class VI	63,363,378

8,083,794	GMO Quality Fund, Class VI	217,534,890

7,522,862	GMO U.S. Equity Fund, Class VI	98,624,725

7,672,549	GMO U.S. Small Cap Value Fund, Class VI	157,901,052

	TOTAL MUTUAL FUNDS (COST $1,517,014,675)	1,588,165,896

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

539,758	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	539,758

	TOTAL SHORT-TERM INVESTMENTS (COST $539,758)	539,758

	TOTAL INVESTMENTS — 100.0% (Cost $1,517,554,433)	1,588,705,654

	Other Assets and Liabilities (net) — (0.0%)	(62,506)

	TOTAL NET ASSETS — 100.0%	$1,588,643,148

Notes to Schedule of Investments:

(a) The rate disclosed is the 7 day net yield as of November 30, 2020.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 78.9%

	Argentina — 0.1%

74,700	Banco BBVA Argentina SA ADR *	239,040

17,400	Globant SA *	3,283,032

97,300	Grupo Financiero Galicia SA ADR	837,753

	Total Argentina	4,359,825

	Australia — 1.1%

237,711	Accent Group Ltd	377,049

120,256	Adairs Ltd	279,781

46,846	Ampol Ltd	1,053,614

109,822	Ansell Ltd	3,003,892

216,982	Asaleo Care Ltd	159,501

39,708	AUB Group Ltd	486,706

639,040	Australian Pharmaceutical Industries Ltd	564,701

48,776	Aventus Group (REIT)	95,642

23,659	BHP Group Ltd	659,761

335,871	BlueScope Steel Ltd	4,202,570

3,612	Brickworks Ltd	51,211

893,605	Coca-Cola Amatil Ltd	8,275,033

50,760	Codan Ltd (a)	393,777

45,930	Computershare Ltd	481,250

192,226	Coronado Global Resources Inc	148,801

409,817	Dexus (REIT)	2,936,209

1,148,987	Fortescue Metals Group Ltd	15,307,491

139,743	G8 Education Ltd (a)	120,405

82,845	GDI Property Group (REIT)	70,014

350,053	Genworth Mortgage Insurance Australia Ltd	679,445

1,174,271	GPT Group (The) (REIT)	4,058,555

155,490	JB Hi-Fi Ltd (a)	5,222,904

74,492	McMillan Shakespeare Ltd	649,776

728,166	Mirvac Group (REIT)	1,375,778

276,889	Mount Gibson Iron Ltd	152,087

56,042	Rio Tinto Ltd	4,181,238

358,390	Sandfire Resources NL	1,153,486

2,025,490	Scentre Group (REIT)	4,143,320

357,735	Sigma Healthcare Ltd * (a)	147,020

636,738	Stockland (REIT)	2,114,709

50,535	Tassal Group Ltd (a)	134,253

33,424	Virtus Health Ltd *	131,004

	Total Australia	62,810,983

	Austria — 0.0%

6,988	AT&S Austria Technologie & Systemtechnik AG	167,045

1,959	Vienna Insurance Group AG Wiener Versicherung Gruppe	46,669

	Total Austria	213,714

Shares	Description	Value ($)

	Belgium — 0.3%

105,627	Ageas SA/NV	5,171,564

134,536	AGFA-Gevaert NV *	556,790

35,018	bpost SA	422,434

23,298	Econocom Group SA/NV (a)	65,691

11,129	Etablissements Franz Colruyt NV	663,308

2,978	Orange Belgium SA	57,493

792	Sofina SA	251,408

71,201	UCB SA	7,619,409

	Total Belgium	14,808,097

	Brazil — 0.8%

106,700	Banco Bradesco SA	431,190

423,800	Banco do Brasil SA	2,678,513

805,500	Camil Alimentos SA	1,674,930

523,120	Cia de Saneamento Basico do Estado de Sao Paulo	4,349,081

578,200	Cia de Saneamento do Parana	2,698,137

91,900	Cia Paranaense de Energia	1,117,916

1,097,800	Cielo SA	727,440

844,100	Cogna Educacao *	738,946

127,500	Dimed SA Distribuidora da Medicamentos	524,765

605,200	IRB Brasil Resseguros SA	748,960

136,600	Mahle-Metal Leve SA	489,041

233,100	Marfrig Global Foods SA *	638,725

3,664,100	Petrobras Distribuidora SA	14,041,134

86,200	Porto Seguro SA	762,661

284,200	Qualicorp Consultoria e Corretora de Seguros SA	1,759,606

568,000	Telefonica Brasil SA	4,744,466

217,300	TIM SA	547,164

394,600	Tupy SA *	1,579,903

296,600	WEG SA	4,073,032

	Total Brazil	44,325,610

	Canada — 1.1%

50,300	AGF Management Ltd – Class B	216,119

1,300	Bank of Montreal	93,423

140,142	Brookfield Asset Management Inc – Class A (a)	5,674,350

30,848	BRP Inc	1,759,859

40,000	Canaccord Genuity Group Inc (a)	275,352

33,800	Canadian Apartment Properties (REIT)	1,331,491

9,400	Canadian Imperial Bank of Commerce	792,417

5,100	Canadian Tire Corp Ltd – Class A	651,765

8,800	Canfor Pulp Products Inc	39,640

83,100	Cascades Inc	934,211

138,800	Celestica Inc *	1,045,248

114,100	CI Financial Corp	1,495,328

10,600	Cogeco Inc	649,288

214,500	Fortuna Silver Mines Inc * (a)	1,365,916

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

27,600	iA Financial Corp Inc	1,208,602

60,300	IGM Financial Inc	1,594,906

86,300	Imperial Oil Ltd (a)	1,493,820

24,200	Linamar Corp	1,114,687

65,500	Magna International Inc (a)	4,016,647

128,400	Manulife Financial Corp	2,187,951

35,800	Martinrea International Inc	391,989

6,100	Morguard North American Residential Real Estate Investment Trust	75,434

102,743	Nutrien Ltd	5,062,148

145,000	Power Corp of Canada	3,264,649

25,100	Real Matters Inc *	370,306

65,100	RioCan Real Estate Investment Trust	879,228

139,600	Royal Bank of Canada	11,400,613

15,900	Teekay Tankers Ltd – Class A * (a)	185,076

197,600	TELUS Corp (a)	3,811,411

23,200	TFI International Inc	1,177,239

134,700	Toronto-Dominion Bank (The) (a)	7,185,660

41,900	Tourmaline Oil Corp	583,316

11,800	Transat AT Inc * (a)	53,335

76,620	Transcontinental Inc – Class A	1,137,471

11,900	Wajax Corp	155,771

2,200	West Fraser Timber Co Ltd	121,816

	Total Canada	63,796,482

	Chile — 0.1%

1,586,260	Aguas Andinas SA – Class A	460,117

47,368	Empresa Nacional de Telecomunicaciones SA	287,229

288,600	Enel Americas SA ADR	2,095,236

14,339	Inversiones La Construccion SA	89,553

	Total Chile	2,932,135

	China — 14.0%

5,276,000	361 Degrees International Ltd	660,735

270,000	7Road Holdings Ltd *	92,429

9,263,000	Agile Group Holdings Ltd	13,374,302

59,867,000	Agricultural Bank of China Ltd – Class H	22,731,147

46,000	AK Medical Holdings Ltd	72,466

210,300	Alibaba Group Holding Ltd Sponsored ADR *	55,384,608

4,341,832	Anhui Conch Cement Co Ltd – Class H	27,752,398

463,372	Anhui Expressway Co Ltd – Class H	264,031

139,500	Asia Cement China Holdings Corp	139,282

16,565,500	BAIC Motor Corp Ltd – Class H	6,200,095

45,000	Baidu Inc Sponsored ADR * (b)	6,254,550

96,628,000	Bank of China Ltd – Class H	34,105,475

45,993,000	Bank of Communications Co Ltd – Class H	25,416,087

94,000	Beijing Enterprises Holdings Ltd	304,595

701,675	Beijing North Star Co Ltd – Class H	145,674

261,700	BEST Inc ADR *	766,781

Shares	Description	Value ($)

	China — continued

152,600	BYD Co Ltd – Class A	3,969,684

147,000	BYD Electronic International Co Ltd	727,131

18,389,000	China Cinda Asset Management Co Ltd – Class H	3,580,802

4,209,000	China CITIC Bank Corp Ltd – Class H	1,820,565

1,934,000	China Communications Construction Co Ltd – Class H	1,002,451

8,546,485	China Communications Services Corp Ltd – Class H	4,554,614

44,202,803	China Construction Bank Corp – Class H	34,554,769

1,472,000	China Dongxiang Group Co Ltd	170,884

1,630,000	China Eastern Airlines Corp Ltd – Class H	736,029

6,245,000	China Everbright Bank Co Ltd – Class H	2,435,933

3,370,000	China Feihe Ltd	8,048,257

3,659,000	China Greenfresh Group Co Ltd * (c)	38,237

551,500	China Hongqiao Group Ltd	481,594

29,298,000	China Huarong Asset Management Co Ltd – Class H	3,358,699

3,066,000	China Jinmao Holdings Group Ltd	1,580,011

9,013,000	China Lesso Group Holdings Ltd	16,110,641

1,627,000	China Lilang Ltd	1,116,178

7,858,000	China Machinery Engineering Corp – Class H	1,642,939

9,350,925	China Medical System Holdings Ltd	9,547,867

4,101,500	China Mobile Ltd (b)	24,466,276

18,700	China Mobile Ltd Sponsored ADR	558,195

16,716,000	China National Building Material Co Ltd – Class H	21,915,177

3,174,000	China Oriental Group Co Ltd	951,203

246,000	China Overseas Grand Oceans Group Ltd	146,717

2,527,000	China Overseas Land & Investment Ltd	6,152,709

50,630,000	China Petroleum & Chemical Corp – Class H	22,744,991

15,768,700	China Railway Construction Corp Ltd – Class H	10,420,258

34,578,000	China Railway Group Ltd – Class H	17,068,396

1,707,000	China Railway Signal & Communication Corp Ltd – Class H	605,628

5,441,000	China Reinsurance Group Corp – Class H	575,615

1,918,000	China Resources Cement Holdings Ltd	2,382,017

56,000	China Resources Gas Group Ltd	269,902

2,550,000	China Resources Land Ltd	11,035,603

11,664,000	China Resources Pharmaceutical Group Ltd	6,306,813

1,627,000	China Shenhua Energy Co Ltd – Class H	3,137,955

2,203,000	China Shineway Pharmaceutical Group Ltd	1,507,005

229,000	China Taiping Insurance Holdings Co Ltd	404,944

32,112,000	China Telecom Corp Ltd – Class H	9,663,280

1,490,000	China Traditional Chinese Medicine Holdings Co Ltd	700,262

140,700	China Vanke Co Ltd – Class H	534,399

36,200	China Yuchai International Ltd	609,608

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

3,526,800	China Zhongwang Holdings Ltd *	768,137

648,000	Chongqing Rural Commercial Bank Co Ltd – Class H	277,851

1,744,000	COSCO Shipping Energy Transportation Co Ltd – Class H	767,256

8,777,506	Country Garden Holdings Co Ltd	11,574,795

92,000	Country Garden Services Holdings Co Ltd	514,048

4,960,000	Dongfeng Motor Group Co Ltd – Class H	5,103,046

4,953,000	Dongyue Group Ltd	2,583,431

2,878,500	Fantasia Holdings Group Co Ltd *	560,401

404,000	Fosun International Ltd	582,984

1,300	G-bits Network Technology Xiamen Co Ltd – Class A	74,306

1,405,000	Geely Automobile Holdings Ltd	3,886,832

3,421,500	Great Wall Motor Co Ltd – Class H	6,918,784

822,000	Greenland Hong Kong Holdings Ltd	254,092

2,550,000	Guangdong Investment Ltd	4,228,149

1,334,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	3,429,742

2,770,800	Guangzhou R&F Properties Co Ltd – Class H	3,615,644

531,400	Guotai Junan Securities Co Ltd – Class H	782,799

680,000	Haier Electronics Group Co Ltd	3,241,635

885,000	Hebei Construction Group Corp Ltd – Class H	2,512,131

1,000	Hengan International Group Co Ltd	6,878

2,675,044	Hisense Home Appliances Group Co Ltd – Class A	6,072,303

1,529,000	Hisense Home Appliances Group Co Ltd – Class H	2,298,140

81,900	Hollysys Automation Technologies Ltd	1,032,759

898,000	Hopson Development Holdings Ltd	2,345,931

4,468,000	Huabao International Holdings Ltd	6,080,550

6,295,000	IGG Inc	6,282,742

29,812,400	Industrial & Commercial Bank of China Ltd – Class H	18,833,234

172,000	Jingrui Holdings Ltd	45,957

36,000	JNBY Design Ltd	40,704

2,700	JOYY Inc ADR (a)	240,489

149,500	Kingboard Holdings Ltd	571,197

810,500	Kingboard Laminates Holdings Ltd	1,307,558

386,250	KWG Living Group Holdings Ltd *	298,992

1,196,500	KWG Property Holding Ltd	1,636,907

2,342,900	Legend Holdings Corp – Class H	3,190,108

1,348,000	Livzon Pharmaceutical Group Inc – Class H	5,310,382

1,184,000	Logan Group Co Ltd	1,982,090

1,062,000	Longfor Group Holdings Ltd	6,939,986

10,134,000	Lonking Holdings Ltd	2,926,160

109,800	Lufax Holding Ltd * (a)	1,808,406

2,785,000	Metallurgical Corp of China Ltd – Class H	506,419

153,000	Momo Inc Sponsored ADR (a)	2,200,140

Shares	Description	Value ($)

	China — continued

340,900	NetEase Inc ADR (a) (b)	30,807,133

1,705,000	Nexteer Automotive Group Ltd	1,807,299

5,278,000	Nine Dragons Paper Holdings Ltd	6,934,936

2,047,000	PAX Global Technology Ltd	1,272,038

23,587,000	PICC Property & Casualty Co Ltd – Class H	19,461,849

597,000	Poly Property Group Co Ltd	184,874

13,673,000	Postal Savings Bank of China Co Ltd – Class H	7,728,466

2,748,000	Powerlong Real Estate Holdings Ltd	1,983,675

354,000	Road King Infrastructure Ltd	474,964

380,000	Seazen Group Ltd *	336,301

1,288,000	Shanghai Electric Group Co Ltd – Class H *	370,561

238,000	Shanghai Industrial Holdings Ltd	353,728

1,108,000	Shanghai Jin Jiang Capital Co Ltd – Class H	181,172

6,296,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	10,648,153

582,000	Shenzhen Expressway Co Ltd – Class H	580,419

571,228	Shenzhen Investment Ltd	209,074

7,533,076	Shimao Group Holdings Ltd	28,077,110

1,585,000	Sino-Ocean Land Holdings Ltd	333,316

596,000	Sinopec Engineering Group Co Ltd – Class H	263,742

12,828,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	2,842,335

5,248,400	Sinopharm Group Co Ltd – Class H	12,991,104

2,035,000	Sinotruk Hong Kong Ltd	5,071,062

2,694,000	Skyworth Group Ltd *	735,308

1,258,000	SOHO China Ltd *	391,144

3,519,000	TCL Electronics Holdings Ltd *	2,770,803

328,500	Tencent Holdings Ltd	23,946,888

40,300	Tencent Holdings Ltd ADR	2,941,900

994,500	Texhong Textile Group Ltd	918,131

588,000	Tianjin Development Holdings Ltd	113,669

914,000	Tianjin Port Development Holdings Ltd	70,620

6,256,000	Tianneng Power International Ltd	13,125,695

462,500	Vipshop Holdings Ltd ADR *	11,812,250

5,666,000	Weichai Power Co Ltd – Class H	11,571,566

4,186,968	Weifu High-Technology Group Co Ltd – Class A	16,487,565

10,398,000	West China Cement Ltd	1,620,583

65,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd – Class A	261,437

702,600	Xiaomi Corp – Class B *	2,398,770

498,500	XTEP International Holdings Ltd	212,075

5,420,000	Yuzhou Group Holdings Co Ltd	2,154,186

1,811,500	Zhongsheng Group Holdings Ltd	13,620,137

613,900	Zhuzhou Kibing Group Co Ltd – Class A	1,085,245

326,200	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	340,550

	Total China	794,424,821

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Cyprus — 0.0%

73,892	QIWI Plc Sponsored ADR	1,075,867

	Czech Republic — 0.0%

223,295	Moneta Money Bank AS *	663,393

	Denmark — 0.2%

244,691	Danske Bank A/S *	4,028,325

81,771	Demant A/S *	3,084,739

19,286	Matas A/S *	248,954

38,813	Pandora A/S	3,891,571

44,396	Scandinavian Tobacco Group A/S	683,175

	Total Denmark	11,936,764

	Egypt — 0.0%

23,151	Commercial International Bank Egypt SAE	92,241

	Finland — 0.2%

18,077	Kesko Oyj – B Shares	473,251

114,981	Neste Oyj	7,683,061

553,800	Nokia Oyj *	2,208,556

5,821	Sanoma Oyj	84,273

22,187	Tokmanni Group Corp	403,502

20,743	UPM-Kymmene Oyj	680,625

9,515	Uponor Oyj	193,455

	Total Finland	11,726,723

	France — 1.4%

5,078	Akka Technologies * (a)	152,678

35,197	ALD SA	450,362

83,547	APERAM SA (a)	3,175,441

17,798	Arkema SA	2,072,697

2,294	Assystem SA	68,226

39,608	Atos SE *	3,615,447

2,133	Axway Software SA *	59,527

89,621	BNP Paribas SA *	4,561,815

1,836	Boiron SA	83,777

909	Caisse Regionale de Credit Agricole Mutuel Nord de France *	23,056

190	Capgemini SE	26,434

1,786	Christian Dior SE	910,704

9,849	Cie de Saint-Gobain *	466,565

23,831	Credit Agricole SA *	274,944

94,715	Derichebourg SA	371,343

8,477	Eiffage SA *	828,775

148	Euronext NV	15,754

18,662	Fnac Darty SA *	997,763

11,188	Gaztransport Et Technigaz SA	1,105,772

857	Groupe Crit *	61,980

989	HEXAOM *	41,163

47,287	IPSOS	1,510,757

7,231	Kaufman & Broad SA	307,615

Shares	Description	Value ($)

	France — continued

7,357	Kering SA	5,311,537

13,035	L’Oreal SA	4,798,133

10,309	LVMH Moet Hennessy Louis Vuitton SE	5,921,445

1,885	Mersen SA *	54,929

62,001	Metropole Television SA *	972,118

1,778	Nexans SA *	112,012

443,303	Peugeot SA * (a)	10,400,467

93,213	Publicis Groupe SA	4,200,378

54,948	Quadient SA	982,260

15	Renault SA * (d)	598

118,991	Renault SA * (d)	4,724,160

2,190	Rothschild & Co *	68,350

53,716	Safran SA *	7,830,397

57,762	Sanofi	5,822,340

1,100	SEB SA	194,856

755	Societe BIC SA	44,689

151,794	Societe Generale SA *	3,009,734

585	Sopra Steria Group *	88,696

7,600	STMicroelectronics NV – NY Shares	301,340

1,769	Synergie SA *	59,929

2,003	TOTAL SE (d)	85,590

1,211	TOTAL SE (d)	51,401

21,803	Unibail-Rodamco-Westfield (REIT) (a)	1,534,143

84,732	Valeo SA	3,268,945

8,295	Vicat SA	337,822

1,584	Vilmorin & Cie SA	94,189

	Total France	81,453,053

	Germany — 1.1%

2,480	Allianz SE (Registered)	581,275

2,359	Amadeus Fire AG *	334,214

283,296	Aroundtown SA *	1,960,708

30,008	Aurubis AG	2,280,658

74,264	Bayer AG (Registered)	4,278,626

19,405	Bayerische Motoren Werke AG	1,683,761

2,200	Bechtle AG	480,268

17,067	Borussia Dortmund GmbH & Co KGaA *	115,646

17,176	Brenntag AG	1,315,309

152,975	CECONOMY AG *	753,611

933	Cewe Stiftung & Co KGaA	100,949

40,854	CropEnergies AG	676,373

83,610	Daimler AG (Registered)	5,597,799

304,552	Deutsche Lufthansa AG (Registered) * (a)	3,511,150

362,716	Deutsche Pfandbriefbank AG *	3,613,014

56,960	Deutz AG *	326,505

199,824	Dialog Semiconductor Plc *	10,664,114

4,603	Draegerwerk AG & Co KGaA	332,734

16,805	DWS Group GmbH & Co KGaA	654,441

5,884	Eckert & Ziegler Strahlen- und Medizintechnik AG	302,659

14,055	Fresenius SE & Co KGaA	628,387

1,775	Gesco AG	31,472

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

1,061	Grammer AG *	22,352

14,470	Hamburger Hafen und Logistik AG	315,739

106,700	HeidelbergCement AG	7,548,557

10,611	Henkel AG & Co KGaA	1,023,778

10,989	Hornbach Baumarkt AG	504,240

16,058	Hornbach Holding AG & Co KGaA	1,709,597

2,774	KWS Saat SE & Co KGaA *	210,263

12,143	Merck KGaA	1,938,996

1,852	OHB SE *	90,577

18,385	Siemens AG (Registered)	2,453,931

80,993	Software AG	3,478,020

43,724	Takkt AG *	562,777

10,122	Talanx AG *	370,937

44,963	VERBIO Vereinigte BioEnergie AG	1,395,347

10,978	Volkswagen AG	2,029,177

7,291	Wuestenrot & Wuerttembergische AG	149,143

	Total Germany	64,027,104

	Greece — 0.0%

40,910	JUMBO SA	725,426

34,357	Motor Oil Hellas Corinth Refineries SA	438,925

	Total Greece	1,164,351

	Hong Kong — 0.7%

339,500	BOC Hong Kong Holdings Ltd	1,104,857

279,800	Budweiser Brewing Co APAC Ltd	960,554

488,000	Chow Sang Sang Holdings International Ltd	590,944

215,600	Chow Tai Fook Jewellery Group Ltd	281,440

2,818,000	CITIC Telecom International Holdings Ltd	937,385

18,000	CK Asset Holdings Ltd	98,359

571,000	CK Hutchison Holdings Ltd	4,141,817

1,400,000	CSI Properties Ltd	39,314

413,200	Dah Sing Banking Group Ltd	442,976

393,600	Dah Sing Financial Holdings Ltd	1,158,110

6,792,000	First Pacific Co Ltd	2,073,532

1,610,000	Giordano International Ltd	243,479

430,000	HKT Trust & HKT Ltd – Class SS	562,014

529,900	Hongkong Land Holdings Ltd	2,151,100

1,040,213	I-CABLE Communications Ltd *	8,693

926,000	Johnson Electric Holdings Ltd	2,181,487

443,000	K Wah International Holdings Ltd	220,365

99,500	Kerry Logistics Network Ltd	218,108

1,010,000	Kerry Properties Ltd	2,587,644

258,800	Man Wah Holdings Ltd	474,577

1,494,000	Pacific Textiles Holdings Ltd	1,029,442

5,624,000	PCCW Ltd	3,412,939

201,000	Regal Real Estate Investment Trust	33,429

1,772,000	Shun Tak Holdings Ltd	559,069

350,000	Singamas Container Holdings Ltd	21,626

Shares	Description	Value ($)

	Hong Kong — continued

139,500	SmarTone Telecommunications Holdings Ltd	77,024

522,000	Sun Hung Kai & Co Ltd	233,511

11,500	Sun Hung Kai Properties Ltd	152,863

66,000	Swire Pacific Ltd – Class A	378,193

40,000	TAI Cheung Holdings Ltd	24,309

614,000	VSTECS Holdings Ltd	516,147

553,700	VTech Holdings Ltd	4,265,172

7,703,000	WH Group Ltd	6,275,416

222,000	Wharf Holdings Ltd (The)	549,163

146,000	Xinyi Glass Holdings Ltd	327,433

1,085,000	Yue Yuen Industrial Holdings Ltd	2,227,268

	Total Hong Kong	40,559,759

	Hungary — 0.1%

409,121	Magyar Telekom Telecommunications Plc	528,134

143,077	Richter Gedeon Nyrt	3,390,660

	Total Hungary	3,918,794

	India — 2.1%

11,303	Alkem Laboratories Ltd	431,171

104,228	Asian Paints Ltd	3,080,748

173,004	Aurobindo Pharma Ltd	2,009,811

130,090	Bajaj Auto Ltd	5,552,296

332,913	Balrampur Chini Mills Ltd	734,860

5,039	Bosch Ltd	864,693

493,293	Cadila Healthcare Ltd	2,974,724

109,549	Dr Reddy’s Laboratories Ltd	7,114,808

153,600	Dr Reddy’s Laboratories Ltd ADR	10,074,624

762,659	Firstsource Solutions Ltd	808,370

192,124	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	540,936

2,204,825	HCL Technologies Ltd	24,368,924

91,213	HDFC Bank Ltd *	1,758,119

2	Hero MotoCorp Ltd	83

129,606	Hindalco Industries Ltd	390,237

66,902	Hindustan Petroleum Corp Ltd	188,038

108,665	Hindustan Unilever Ltd	3,126,913

102,379	Housing Development Finance Corp Ltd	3,080,280

542,577	ICICI Bank Ltd *	3,465,570

1,200,578	Indiabulls Housing Finance Ltd	2,994,462

797,676	Indian Oil Corp Ltd	902,264

188,800	Infosys Ltd Sponsored ADR (a)	2,873,536

155,879	Kotak Mahindra Bank Ltd *	3,945,892

199,406	LIC Housing Finance Ltd	884,799

40,408	Mphasis Ltd	719,110

16	Muthoot Finance Ltd	247

56,133	Narayana Hrudayalaya Ltd	286,387

255,738	NTPC Ltd	320,136

3,768,673	Oil & Natural Gas Corp Ltd	3,947,830

4,935,078	Power Finance Corp Ltd	7,155,909

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued

809,264	PTC India Ltd	595,263

55,410	Rajesh Exports Ltd *	336,464

7,830,974	REC Ltd	12,507,913

120,182	Sonata Software Ltd	552,948

76,805	Tata Consultancy Services Ltd	2,758,122

63,055	Tata Motors Ltd *	149,978

126,805	Titan Co Ltd	2,266,880

623,604	Wipro Ltd	2,950,441

	Total India	116,713,786

	Indonesia — 0.6%

1,353,800	Astra International Tbk PT	506,896

898,500	Bank BTPN Syariah Tbk PT	262,913

3,768,600	Bank Central Asia Tbk PT	8,277,141

6,518,200	Bank Mandiri Persero Tbk PT	2,923,549

6,358,400	Bank Negara Indonesia Persero Tbk PT	2,696,371

871,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	81,703

6,794,200	Bank Pembangunan Daerah Jawa Timur Tbk PT	305,602

31,402,300	Bank Rakyat Indonesia Persero Tbk PT	9,082,348

6,481,600	Bank Tabungan Negara Persero Tbk PT	755,620

6,690,000	Bukit Asam Tbk PT	1,117,358

2,540,600	Gajah Tunggal Tbk PT *	92,565

6,822,500	Hanjaya Mandala Sampoerna Tbk PT	736,849

579,700	Indah Kiat Pulp & Paper Corp Tbk PT	355,924

2,330,400	Indo Tambangraya Megah Tbk PT	2,161,985

2,014,100	Matahari Department Store Tbk PT *	180,325

6,026,000	Pakuwon Jati Tbk PT *	213,559

56,399,000	Panin Financial Tbk PT *	893,705

15,651,700	Ramayana Lestari Sentosa Tbk PT	808,495

496,100	Unilever Indonesia Tbk PT	271,223

211,600	United Tractors Tbk PT	344,542

2,264,800	XL Axiata Tbk PT	386,556

	Total Indonesia	32,455,229

	Ireland — 0.3%

111,432	AIB Group Plc *	200,123

440,553	Bank of Ireland Group Plc *	1,380,298

4,381	CRH Plc *	172,319

52,100	CRH Plc Sponsored ADR	2,044,925

1,956	Flutter Entertainment Plc *	356,376

28,431	Glanbia Plc	349,655

636,023	Hibernia REIT Plc	868,466

377,562	Irish Residential Properties REIT Plc (a)	628,519

7,556	Kingspan Group Plc *	659,228

131,178	Origin Enterprises Plc	560,741

83,277	Permanent TSB Group Holdings Plc *	62,005

343,345	Ryanair Holdings Plc *	6,257,327

10,215	Smurfit Kappa Group Plc (d)	428,522

106,416	Smurfit Kappa Group Plc (d)	4,527,581

Shares	Description	Value ($)

	Ireland — continued

71,613	Total Produce Plc *	120,773

	Total Ireland	18,616,858

	Israel — 0.1%

58,412	Isracard Ltd	190,443

836,336	Oil Refineries Ltd *	181,078

376,100	Teva Pharmaceutical Industries Ltd Sponsored ADR * (a)	3,576,711

	Total Israel	3,948,232

	Italy — 0.9%

167,430	A2A SPA	256,151

1,295	ACEA SPA	27,452

417,563	Anima Holding SPA	1,838,849

72,048	Arnoldo Mondadori Editore SPA *	128,393

68,263	Banca Popolare di Sondrio SCPA *	184,588

17,925	Biesse SPA *	361,102

223,690	Buzzi Unicem SPA	5,473,809

39,390	Cementir Holding NV	324,189

143,233	CNH Industrial NV *	1,560,494

60,403	Credito Emiliano SPA *	336,067

8,160	De’ Longhi SPA *	284,884

80,777	Enav SPA	355,590

1,002,854	Enel SPA	10,061,455

207,085	EXOR NV	14,485,473

792,183	Hera SPA	2,887,711

100,916	IMMSI SPA *	52,078

387,571	Intesa Sanpaolo SPA *	897,795

27,785	La Doria SPA	423,521

296,902	Leonardo SPA (a)	2,155,274

39,568	Piaggio & C SPA	125,424

1,351	Prima Industrie SPA * (a)	22,556

1,433	Recordati Industria Chimica e Farmaceutica SPA	76,645

1,858	Sabaf SPA	29,181

451,734	Saras SPA * (a)	292,420

3,768	Sesa SPA *	378,470

36,755	Societa Cattolica di Assicurazioni SC * (a)	219,937

5,608,746	Telecom Italia SPA	2,643,282

7,993,418	Telecom Italia SPA-RSP	4,088,540

245,613	Unipol Gruppo SPA *	1,184,562

	Total Italy	51,155,892

	Japan — 8.9%

34,300	ADEKA Corp	542,369

371,700	Aeon Mall Co Ltd	5,940,522

15,500	Aichi Corp	137,531

11,000	Aida Engineering Ltd	92,768

9,000	Altech Corp	179,658

717,000	Amada Co Ltd	6,872,875

93,500	Amano Corp	2,192,998

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

29,500	AOKI Holdings Inc	115,392

10,500	Arata Corp	498,278

52,900	Arcland Sakamoto Co Ltd	905,739

164,500	Arcs Co Ltd	3,435,459

586,800	Asahi Kasei Corp (b)	5,364,779

477,900	Asics Corp (a)	8,588,952

575,800	Astellas Pharma Inc	8,201,426

9,100	Bando Chemical Industries Ltd	50,010

10,000	BeNEXT Group Inc (a)	108,799

243,000	Brother Industries Ltd	4,641,575

23,300	Bunka Shutter Co Ltd	203,038

4,800	Central Glass Co Ltd	101,857

27,300	Central Japan Railway Co	3,469,582

4,000	Chiyoda Integre Co Ltd	58,257

403,100	Chugoku Marine Paints Ltd	3,831,612

3,000	Cleanup Corp	13,245

9,600	CONEXIO Corp	113,103

9,200	Credit Saison Co Ltd	105,175

13,700	Dai Nippon Toryo Co Ltd	121,156

4,000	Dai-Dan Co Ltd	106,277

113,400	Daihen Corp	4,911,817

4,800	Daiichi Jitsugyo Co Ltd	185,108

4,700	Dainichiseika Color & Chemicals Manufacturing Co Ltd	107,377

8,500	Daishi Hokuetsu Financial Group Inc	191,540

2,800	Daito Pharmaceutical Co Ltd	96,923

48,700	Daiwa House Industry Co Ltd	1,488,270

13,300	Daiwa Industries Ltd	130,420

135,800	Daiwabo Holdings Co Ltd	8,475,475

234,200	Denka Co Ltd	7,226,149

100,400	Doshisha Co Ltd	1,927,208

1,900	DTS Corp	39,952

177,200	Ebara Corp	5,651,513

105,400	Electric Power Development Co Ltd	1,414,636

10,300	FJ Next Co Ltd	96,730

159,100	Fuji Corp	3,843,978

34,200	Fuji Electric Co Ltd	1,210,922

4,300	Fuji Pharma Co Ltd	51,402

14,200	Fujimi Inc	494,521

4,700	Fujimori Kogyo Co Ltd	212,214

14,800	Fujitec Co Ltd	301,137

5,800	Fujitsu General Ltd	175,471

50,300	Fujitsu Ltd	6,958,407

6,800	Furuno Electric Co Ltd	77,173

7,800	Furyu Corp	87,901

7,400	G-7 Holdings Inc	172,113

34,400	Geo Holdings Corp	418,354

16,000	Glory Ltd	320,847

75,500	GungHo Online Entertainment Inc (a)	1,914,541

62,900	Gunze Ltd	2,161,537

38,600	Gurunavi Inc	191,097

9,100	Hakuto Co Ltd	91,887

Shares	Description	Value ($)

	Japan — continued

4,900	Hanwa Co Ltd	116,810

709,194	Haseko Corp	7,664,510

938,200	Hazama Ando Corp	6,163,001

5,900	Heiwado Co Ltd	119,751

34,100	Hisamitsu Pharmaceutical Co Inc	2,001,086

269,300	Hitachi Ltd	10,220,944

2,900	Hochiki Corp	34,484

122,000	Hogy Medical Co Ltd	3,687,990

202,800	Honda Motor Co Ltd	5,642,285

135,600	Horiba Ltd	7,254,448

1,900	Hosokawa Micron Corp	114,972

19,400	Inaba Denki Sangyo Co Ltd	444,028

253,400	Inabata & Co Ltd	3,336,147

6,700	Information Services International-Dentsu Ltd	446,031

684,900	Inpex Corp	3,793,569

329,600	ITOCHU Corp	8,697,898

32,300	Itochu Enex Co Ltd	309,985

5,900	Itochu Techno-Solutions Corp	208,041

1,600	Itochu-Shokuhin Co Ltd	86,204

29,400	Itoki Corp	95,115

4,200	Jaccs Co Ltd	72,951

144,000	JAFCO Group Co Ltd	6,162,243

68,800	Japan Post Insurance Co Ltd	1,144,602

22,100	Japan Tobacco Inc (a)	447,352

5,600	Jeol Ltd	218,745

490,100	JVCKenwood Corp	661,407

737,700	K’s Holdings Corp	8,957,860

282,500	Kadokawa Corp	8,943,115

14,300	Kajima Corp	187,608

5,700	Kaken Pharmaceutical Co Ltd	208,265

13,800	Kamei Corp	154,860

132,000	Kanamoto Co Ltd	2,744,007

408,200	Kanematsu Corp	4,700,597

4,300	Kanematsu Electronics Ltd	166,485

20,100	Kasai Kogyo Co Ltd	66,904

4,400	Kato Sangyo Co Ltd	145,684

548,200	KDDI Corp (b)	15,599,779

13,700	Keiyo Bank Ltd (The)	59,819

1,055,300	Kenedix Inc (a)	7,598,837

170,600	Kinden Corp	2,725,059

11,300	Kissei Pharmaceutical Co Ltd	225,826

19,400	Kitz Corp	104,238

2,900	Kiyo Bank Ltd (The)	43,911

18,400	Kohnan Shoji Co Ltd	568,752

38,800	Komeri Co Ltd	1,054,803

488,731	Konica Minolta Inc	1,560,885

266,200	Konoike Transport Co Ltd	2,634,891

1,700	Krosaki Harima Corp	58,366

4,800	Kumagai Gumi Co Ltd	108,535

8,900	Kureha Corp	449,763

13,600	Kyosan Electric Manufacturing Co Ltd	54,916

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

270,600	Kyowa Exeo Corp	6,949,725

60,500	Kyudenko Corp	1,726,497

244,100	Macromill Inc	1,520,196

176,200	Mandom Corp	2,760,083

155,300	Maruichi Steel Tube Ltd	3,264,842

5,400	Maruzen Showa Unyu Co Ltd	172,950

36,500	Marvelous Inc	317,186

5,000	Matsuda Sangyo Co Ltd	82,231

344,700	Maxell Holdings Ltd *	3,961,114

48,500	MCJ Co Ltd	446,824

54,700	Mebuki Financial Group Inc	112,026

45,100	Meidensha Corp	781,506

20,600	METAWATER Co Ltd	466,618

222,500	Mitsubishi Chemical Holdings Corp	1,224,940

151,000	Mitsubishi Gas Chemical Co Inc	3,196,064

5,100	Mitsubishi Research Institute Inc	202,895

2,341,800	Mitsubishi UFJ Financial Group Inc	9,993,196

11,100	Mitsuboshi Belting Ltd	173,072

18,500	Mitsui Chemicals Inc	517,196

12,600	Mitsui Sugar Co Ltd	215,328

75,400	Mixi Inc	2,060,320

15,300	Mizuho Financial Group Inc	193,844

10,700	Mizuno Corp	184,934

3,000	Mochida Pharmaceutical Co Ltd	115,391

17,400	Modec Inc (a)	291,480

238,700	MS&AD Insurance Group Holdings Inc	6,944,098

26,900	MTI Ltd	216,925

18,100	NEC Corp (b)	975,173

38,400	NEC Networks & System Integration Corp	678,140

197,000	NH Foods Ltd	8,389,913

12,400	Nichias Corp	288,337

16,400	Nichiha Corp	511,353

126,200	Nikkon Holdings Co Ltd	2,448,960

48,600	Nippo Corp	1,266,784

5,300	Nippon Flour Mills Co Ltd	82,506

11,300	Nippon Kayaku Co Ltd	98,664

57,680	Nippon Light Metal Holdings Co Ltd	984,918

14,000	Nippon Soda Co Ltd	366,829

557,900	Nippon Telegraph & Telephone Corp	13,194,479

9,800	Nishimatsu Construction Co Ltd	182,055

3,700	Nishio Rent All Co Ltd	71,903

7,100	Nisshin Oillio Group Ltd (The)	198,093

3,800	Nissin Corp	44,220

55,100	Nissin Electric Co Ltd	615,201

1,400	Nitori Holdings Co Ltd	297,663

20,600	Nojima Corp	537,607

86,600	Nomura Real Estate Holdings Inc	1,861,402

7,300	NS Solutions Corp	215,662

230,200	NTT DOCOMO Inc (a)	8,561,428

7,500	Obara Group Inc (a)	242,931

943,200	Obayashi Corp	8,302,207

Shares	Description	Value ($)

	Japan — continued

15,100	Okamura Corp	134,914

1,500	Okinawa Cellular Telephone Co	62,343

11,300	Organo Corp	640,272

894,700	ORIX Corp (b)	13,242,785

9,800	Osaka Soda Co Ltd	229,342

7,700	Osaki Electric Co Ltd	40,613

1,000	Otsuka Corp	48,493

297,500	Pacific Industrial Co Ltd	3,044,730

333,600	Penta-Ocean Construction Co Ltd	2,475,749

9,100	Prima Meat Packers Ltd	252,394

8,000	Proto Corp	80,471

217,100	Raiznext Corp	2,312,526

46,400	Resona Holdings Inc	161,733

8,700	Rinnai Corp	1,015,048

37,000	Rohm Co Ltd	3,076,620

5,700	Ryoden Corp	82,357

7,100	Sakata INX Corp	78,545

63,500	San-A Co Ltd	2,455,674

23,400	San-Ai Oil Co Ltd	258,503

23,000	San-In Godo Bank Ltd (The)	119,710

35,200	Sanki Engineering Co Ltd	386,901

19,000	Sanwa Holdings Corp	230,789

9,600	Sanyo Chemical Industries Ltd	411,951

79,000	Secom Co Ltd	7,883,615

10,500	Seikitokyu Kogyo Co Ltd	81,141

86,100	Sekisui Chemical Co Ltd	1,484,216

193,700	Sekisui House Ltd	3,473,262

7,500	Sekisui Jushi Corp	157,751

879,000	Shimizu Corp	6,647,618

6,900	Shin-Etsu Polymer Co Ltd	61,853

3,800	Shindengen Electric Manufacturing Co Ltd	84,910

7,100	Shinnihon Corp	57,646

16,900	Shizuoka Gas Co Ltd	160,226

2,000	Sinanen Holdings Co Ltd	56,686

16,100	Sinko Industries Ltd	264,059

18,900	Sintokogio Ltd	128,752

942,600	SKY Perfect JSAT Holdings Inc	4,264,536

478,000	Sojitz Corp	1,043,949

961,100	Sumitomo Chemical Co Ltd	3,395,444

425,100	Sumitomo Dainippon Pharma Co Ltd	5,360,797

443,900	Sumitomo Forestry Co Ltd	8,037,644

13,300	Sumitomo Mitsui Financial Group Inc	382,409

3,400	Sumitomo Seika Chemicals Co Ltd	134,896

14,700	Suzuki Motor Corp	788,333

174,700	T Hasegawa Co Ltd	3,358,154

210,500	Tachi-S Co Ltd	2,261,557

68,800	Taisei Corp	2,420,373

293,600	Takara Holdings Inc	3,359,499

75,800	Takara Leben Co Ltd	213,824

32,900	Takasago Thermal Engineering Co Ltd	451,696

36,300	Takeuchi Manufacturing Co Ltd	851,639

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

199,600	Takuma Co Ltd	3,418,226

20,700	Tamron Co Ltd	315,864

10,900	Tanseisha Co Ltd	79,043

204,600	Teijin Ltd	3,488,870

119,700	TIS Inc	2,377,183

249,100	Toho Holdings Co Ltd	4,542,971

2,500	Token Corp	193,471

1,352,200	Tokyo Electric Power Co Holdings Inc *	3,519,475

179,600	Tokyo Seimitsu Co Ltd	7,899,141

94,800	Tokyu Construction Co Ltd	424,910

9,800	Toli Corp	23,957

44,200	Toppan Forms Co Ltd	420,843

673,800	Toppan Printing Co Ltd (b)	9,173,402

2,300	Torii Pharmaceutical Co Ltd	69,580

314,400	Tosei Corp (a)	3,485,991

3,300	Toshiba TEC Corp	118,519

468,300	Tosoh Corp	7,334,281

5,300	Towa Pharmaceutical Co Ltd	96,601

93,000	Toyo Construction Co Ltd	354,010

2,500	Toyo Ink SC Holdings Co Ltd (a)	46,750

67,700	Toyo Suisan Kaisha Ltd	3,329,885

136,800	Toyota Industries Corp (b)	9,858,501

27,300	TS Tech Co Ltd	798,506

100,900	Tsumura & Co	2,936,086

10,600	Unipres Corp	90,665

22,700	Ushio Inc	284,760

8,000	Vital KSK Holdings Inc	65,956

8,900	Wacoal Holdings Corp	170,176

9,100	Warabeya Nichiyo Holdings Co Ltd	121,301

33,000	YAMABIKO Corp	446,154

64,500	Yamaguchi Financial Group Inc	399,994

23,300	Yamazen Corp	221,531

38,300	Yellow Hat Ltd	589,690

468,400	Yokogawa Electric Corp	8,252,523

5,500	Yondoshi Holdings Inc	98,086

7,200	Yuasa Trading Co Ltd	225,602

159,900	Zenkoku Hosho Co Ltd	7,296,884

	Total Japan	503,673,661

	Kuwait — 0.2%

19,127	Agility Public Warehousing Co KSC	40,201

72,399	Burgan Bank SAK	46,671

87,243	Gulf Bank KSCP	59,924

34,795	Gulf Cable & Electrical Industries Co KSCP	81,765

31,884	Humansoft Holding Co KSC *	354,867

2,163,736	Kuwait Finance House KSCP	4,825,871

340,709	Kuwait Projects Co Holding KSCP	165,529

166,320	Mobile Telecommunications Co KSC	316,347

974,907	National Bank of Kuwait SAKP	2,684,815

34,283	Qurain Petrochemical Industries Co	35,246

	Total Kuwait	8,611,236

Shares	Description	Value ($)

	Malaysia — 0.1%

22,700	Carlsberg Brewery Malaysia Berhad	107,204

2,706,400	DRB-Hicom Berhad	1,320,991

143,900	Hartalega Holdings Berhad	508,048

303,000	Kossan Rubber Industries	466,070

233,200	Pharmaniaga Berhad	314,732

309,300	Ta Ann Holdings Berhad	234,230

757,100	Top Glove Corp Berhad	1,324,160

258,300	Westports Holdings Berhad	272,474

789,100	YTL Corp Berhad *	124,931

	Total Malaysia	4,672,840

	Mexico — 1.2%

2,238,600	America Movil SAB de CV – Series L	1,671,453

216,500	Arca Continental SAB de CV	1,063,633

438,200	Banco del Bajio SA *	546,388

1,238,200	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico	1,287,810

283,200	Cemex SAB de CV Sponsored ADR	1,302,720

80,400	Concentradora Fibra Danhos SA de CV (REIT)	95,357

777,700	Credito Real SAB de CV SOFOM ER *	439,447

198,700	El Puerto de Liverpool SAB de CV – Class C1 *	661,080

1,976,400	Fibra Uno Administracion SA de CV (REIT)	1,972,464

689,600	Fomento Economico Mexicano SAB de CV	4,981,710

498,700	Gentera SAB de CV *	214,678

304,100	Grupo Aeroportuario del Centro Norte SAB de CV *	1,768,754

3,100	Grupo Aeroportuario del Centro Norte SAB de CV ADR *	144,336

2,983,100	Grupo Financiero Banorte SAB de CV – Class O *	14,853,322

438,600	Grupo Financiero Inbursa SAB de CV – Class O *	427,527

222,213	Grupo Herdez SAB de CV	435,844

3,661,400	Grupo Mexico SAB de CV – Series B	13,315,664

47,300	Kimberly-Clark de Mexico SAB de CV – Class A	74,986

129,100	Qualitas Controladora SAB de CV	627,095

214,600	Regional SAB de CV *	915,091

310,869	Unifin Financiera SAB de CV SOFOM ENR *	385,774

8,652,500	Wal-Mart de Mexico SAB de CV	22,776,215

	Total Mexico	69,961,348

	Netherlands — 1.2%

188,913	ABN AMRO Bank NV CVA *	1,933,960

628,849	Aegon NV	2,326,297

101,800	AerCap Holdings NV * (a)	3,742,168

1,148	ASM International NV	202,406

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

237,051	ASR Nederland NV (b)	8,784,690

73,710	Evander Gold Mines Ltd (c)	879

4,163	Flow Traders	134,003

46,377	ForFarmers NV	297,454

20,612	Heineken Holding NV	1,899,037

717	Hunter Douglas NV *	46,427

494,672	ING Groep NV *	4,811,534

259,189	Koninklijke Ahold Delhaize NV	7,410,551

41,245	Koninklijke Vopak NV	2,162,756

111,502	NIBC Holding NV *	988,665

14,989	NN Group NV	605,779

133,134	PostNL NV *	453,411

167,436	Randstad NV *	10,355,639

280,758	Signify NV *	11,834,450

84,136	Wolters Kluwer NV	7,043,734

	Total Netherlands	65,033,840

	New Zealand — 0.1%

83,450	Air New Zealand Ltd * (a)	106,477

905,530	Meridian Energy Ltd	4,084,911

	Total New Zealand	4,191,388

	Norway — 0.4%

67,379	Austevoll Seafood ASA	612,713

27,001	Avance Gas Holding Ltd (a)	121,937

8,019	Borregaard ASA	117,948

461,545	BW LPG Ltd	2,947,404

132,713	DNB ASA *	2,392,979

495,668	Elkem ASA	1,593,694

15,810	Entra ASA (a)	315,085

167,113	Europris ASA	903,314

67,400	Gjensidige Forsikring ASA	1,467,553

211	Kongsberg Gruppen ASA	4,005

110,019	Norsk Hydro ASA	445,495

152,181	Norwegian Finans Holding ASA *	1,210,246

444,616	Orkla ASA	4,255,807

4,827	Salmar ASA * (a)	263,858

36,490	Sbanken ASA *	291,812

51,692	Selvaag Bolig ASA	301,364

63,395	SpareBank 1 Nord Norge	520,197

48,515	SpareBank 1 SMN	519,359

149,960	SpareBank 1 SR-Bank ASA *	1,495,773

37,813	Wallenius Wilhelmsen ASA *	90,356

82,923	Yara International ASA (a)	3,361,175

	Total Norway	23,232,074

	Pakistan — 0.1%

174,523	Engro Corp Ltd	333,384

2,006,673	Engro Fertilizers Ltd	762,649

499,103	Fauji Fertilizer Co Ltd	323,136

169,500	National Bank of Pakistan *	43,084

Shares	Description	Value ($)

	Pakistan — continued

125,900	Nishat Mills Ltd	72,176

1,781,180	Oil & Gas Development Co Ltd	1,094,617

259,338	Pakistan Oilfields Ltd	639,478

1,082,377	Pakistan Petroleum Ltd	611,511

127,351	Pakistan State Oil Co Ltd *	158,999

355,000	Searle Co Ltd (The)	518,633

477,847	United Bank Ltd	361,507

	Total Pakistan	4,919,174

	Philippines — 0.1%

19,645	Globe Telecom Inc	795,011

227,640	Manila Electric Co	1,330,931

19,338,600	Megaworld Corp *	1,543,067

8,576,000	Metro Pacific Investments Corp	730,301

40,400	Metropolitan Bank & Trust Co	40,351

496,300	Robinsons Land Corp	172,134

82,010	Security Bank Corp	212,796

1,367,225	Semirara Mining & Power Corp	352,263

	Total Philippines	5,176,854

	Poland — 0.5%

60,074	Asseco Poland SA	1,062,038

17,459	Bank Polska Kasa Opieki SA *	264,261

33,987	Budimex SA	2,484,466

261,698	Cyfrowy Polsat SA	1,863,936

83,767	Grupa Lotos SA	773,752

13,010	KGHM Polska Miedz SA *	517,978

28,081	Lubelski Wegiel Bogdanka SA *	139,556

9,769	mBank SA *	394,050

345,482	Polski Koncern Naftowy ORLEN SA	5,101,986

1,187,126	Polskie Gornictwo Naftowe i Gazownictwo SA	1,515,515

1,688,268	Powszechny Zaklad Ubezpieczen SA *	11,325,294

6,660	Santander Bank Polska SA *	309,837

	Total Poland	25,752,669

	Portugal — 0.4%

251,608	Altri SGPS SA (a)	1,355,871

13,907,352	Banco Comercial Portugues SA – Class R * (a)	1,968,398

262,349	CTT-Correios de Portugal SA * (a)	763,346

41,741	EDP Renovaveis SA	884,692

1,137,001	EDP – Energias de Portugal SA	6,077,567

585,532	Galp Energia SGPS SA	6,282,039

127,972	Jeronimo Martins SGPS SA	2,192,739

277,317	Mota-Engil SGPS SA * (a)	482,386

400,162	Navigator Co SA (The) *	1,193,157

186,201	NOS SGPS SA	712,028

298,901	REN – Redes Energeticas Nacionais SGPS SA	819,674

26,453	Semapa-Sociedade de Investimento e Gestao	283,205

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued

1,206,437	Sonae SGPS SA	971,697

	Total Portugal	23,986,799

	Qatar — 0.1%

614,884	Doha Bank QPSC *	395,136

178,264	Masraf Al Rayan QSC	209,129

116,204	Ooredoo QPSC	215,543

107,783	Qatar Electricity & Water Co QSC	533,137

167,330	Qatar Insurance Co SAQ	116,468

12,249	Qatar Islamic Bank SAQ	55,962

1,270,052	Qatar National Bank QPSC	6,164,681

456,982	Qatar National Cement Co QSC	510,518

	Total Qatar	8,200,574

	Russia — 3.9%

11,068,410	Alrosa PJSC	12,765,271

1,093,600	Credit Bank of Moscow PJSC *	85,847

392,020	Detsky Mir PJSC	720,883

45,315	Etalon Group Plc GDR (Registered)	72,414

331,590,000	Federal Grid Co Unified Energy System PJSC	869,725

80,700	Gazprom Neft PJSC	333,736

1,449	Gazprom Neft PJSC Sponsored ADR	29,264

2,296,340	Gazprom PJSC	5,480,286

293,235	Globaltrans Investment Plc Sponsored GDR (Registered)	1,678,052

208,915,000	Inter RAO UES PJSC	14,030,231

42,811	LSR Group PJSC	509,615

224,290	LSR Group PJSC GDR (Registered)	526,916

239,146	LUKOIL PJSC	15,832,223

518,871	LUKOIL PJSC Sponsored ADR	33,402,401

173,600	M.Video PJSC	1,640,061

3,677,600	Magnitogorsk Iron & Steel Works PJSC	2,024,470

158,695	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	1,088,979

775,859	MMC Norilsk Nickel PJSC ADR	21,517,400

209,035	Mobile TeleSystems PJSC Sponsored ADR	1,803,972

5,139,930	Moscow Exchange MICEX-RTS PJSC	10,315,936

44,012	Novatek PJSC Sponsered GDR (Registered)	6,771,590

480,848	Novolipetsk Steel PJSC GDR	11,896,023

85,680	PhosAgro PJSC GDR (Registered)	1,094,375

515,007	Polymetal International Plc	10,728,846

7,629	Polyus PJSC	1,456,297

62,936	Polyus PJSC GDR (Registered)	5,953,792

324,950	Raspadskaya OJSC	622,307

149,202,000	ROSSETI PJSC	3,296,136

4,283,000	RusHydro PJSC	43,815

30,090	Safmar Financial Investment *	185,118

2,621,830	Sberbank of Russia PJSC	8,533,401

1,076,721	Sberbank of Russia PJSC Sponsored ADR	14,203,652

Shares	Description	Value ($)

	Russia — continued

198,464	Severstal PJSC GDR (Registered)	2,885,917

2,110,100	Surgutneftegas PJSC	974,705

2,733,683	Surgutneftegas PJSC Sponsored ADR	12,278,009

351,065	Tatneft PJSC Sponsored ADR	13,238,869

92,306	TCS Group Holding Plc GDR (Registered)	2,831,631

28,395,000	Unipro PJSC	1,030,859

376,156	VTB Bank PJSC GDR (Registered)	344,667

3,313	X5 Retail Group NV GDR (Registered)	118,559

	Total Russia	223,216,250

	Saudi Arabia — 0.0%

48,386	Al Rajhi Bank	964,177

14,148	Arriyadh Development Co	66,503

6,028	Samba Financial Group	49,687

	Total Saudi Arabia	1,080,367

	Singapore — 0.8%

249,100	AEM Holdings Ltd	650,886

648,700	Asian Pay Television Trust	58,032

406,888	CapitaLand Integrated Commercial Trust (REIT)	586,221

267,500	CapitaLand Ltd	619,268

170,800	City Developments Ltd	983,041

1,662,100	ComfortDelGro Corp Ltd	2,033,354

523,000	DBS Group Holdings Ltd	9,756,874

512,600	First Real Estate Investment Trust	161,932

693,999	Japfa Ltd	384,089

142,700	Jardine Cycle & Carriage Ltd	2,052,433

107,300	Keppel DC (REIT)	224,588

1,156,300	Mapletree Industrial Trust (REIT)	2,524,672

330,700	Mapletree Logistics Trust (REIT)	483,865

1,759,900	Mapletree North Asia Commercial Trust (REIT)	1,174,141

21,300	Oversea-Chinese Banking Corp Ltd	158,803

545,900	Sasseur Real Estate Investment Trust	328,866

954,100	Silverlake Axis Ltd	188,049

99,800	Singapore Exchange Ltd	658,041

479,400	StarHub Ltd	460,500

48,700	United Overseas Bank Ltd	810,001

87,900	Venture Corp Ltd	1,226,846

122,400	Wilmar International Ltd	381,019

25,307,177	Yangzijiang Shipbuilding Holdings Ltd	16,445,089

866,500	Yanlord Land Group Ltd	715,351

	Total Singapore	43,065,961

	South Africa — 1.9%

2,215,032	Absa Group Ltd	15,665,618

39,768	AECI Ltd	218,777

16,868	Anglo American Platinum Ltd	1,223,531

42,400	AngloGold Ashanti Ltd Sponsored ADR	918,808

244,123	Aspen Pharmacare Holdings Ltd *	1,938,797

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

207,964	Astral Foods Ltd	1,805,191

45,152	AVI Ltd	207,021

533,661	Barloworld Ltd	2,399,057

351,369	Bidvest Group Ltd (The)	3,683,547

1,352,911	Blue Label Telecoms Ltd *	343,628

37,473	Clicks Group Ltd	565,819

47,413	Discovery Ltd	375,569

896,766	Emira Property Fund Ltd (REIT)	376,998

1,793	Gold Fields Ltd	15,547

352,000	Gold Fields Ltd Sponsored ADR	3,065,920

2,440,707	Growthpoint Properties Ltd (REIT)	1,874,181

315,643	Imperial Logistics Ltd	787,393

316,507	Investec Ltd	768,263

339,709	Kumba Iron Ore Ltd	11,545,956

350,319	Lewis Group Ltd	497,812

146,808	Liberty Holdings Ltd	563,770

757,281	Life Healthcare Group Holdings Ltd	774,090

755,346	Momentum Metropolitan Holdings	759,431

435,928	Motus Holdings Ltd *	1,618,915

299,433	Mr Price Group Ltd	3,130,678

133,026	Naspers Ltd – N Shares	26,743,141

989,609	Netcare Ltd	786,704

4,536,827	Old Mutual Ltd	3,407,680

628,102	Pepkor Holdings Ltd	559,710

96,661	Rand Merchant Investment Holdings Ltd	189,265

31,582	Remgro Ltd	186,496

329,396	Reunert Ltd	765,735

3,356,794	RMB Holdings Ltd *	276,267

2,054,215	Sanlam Ltd	7,318,051

38,934	Santam Ltd	617,988

88,670	Sappi Ltd *	165,433

4,383	Shoprite Holdings Ltd	36,247

2,273,278	Telkom SA SOC Ltd	4,618,878

25,373	Tiger Brands Ltd	321,442

1,190,440	Truworths International Ltd	2,746,364

267,529	Tsogo Sun Gaming Ltd	88,786

160,482	Vodacom Group Ltd	1,273,612

244,310	Wilson Bayly Holmes-Ovcon Ltd *	1,598,265

	Total South Africa	106,824,381

	South Korea — 2.8%

79,547	Aekyung Petrochemical Co Ltd	678,471

26,575	Aju Capital Co Ltd	304,970

150,493	BNK Financial Group Inc	765,691

5,522	Com2uSCorp	670,272

11,121	Daou Data Corp	126,206

128,520	DB HiTek Co Ltd	4,127,309

42,996	DB Insurance Co Ltd	1,709,607

13,945	DongKook Pharmaceutical Co Ltd	323,928

520,896	Dongwon Development Co Ltd	2,077,461

16,927	Doosan Fuel Cell Co Ltd *	763,038

13,356	DoubleUGames Co Ltd	708,049

Shares	Description	Value ($)

	South Korea — continued

17,652	GS Home Shopping Inc	2,191,475

879,071	Hana Financial Group Inc	26,718,241

66,170	Hankook Tire & Technology Co Ltd	1,958,676

35,827	Huons Co Ltd	2,030,413

11,634	Hy-Lok Corp	144,213

30,038	Hyundai Home Shopping Network Corp	1,981,731

16,334	Hyundai Mobis Co Ltd	3,605,711

20,533	Hyundai Motor Co	3,373,529

1,299	Ilyang Pharmaceutical Co Ltd	75,781

194,899	Industrial Bank of Korea	1,634,184

145,130	JB Financial Group Co Ltd	715,756

8,933	JNTC Co Ltd *	91,051

168,733	KB Financial Group Inc	6,975,449

10,174	KC Co Ltd	229,284

3,159	KEPCO Plant Service & Engineering Co Ltd	82,886

540,333	Kia Motors Corp	28,261,718

77,111	Korea Asset In Trust Co Ltd	276,042

45,196	Korea Autoglass Corp	674,070

53,855	Korean Reinsurance Co	376,863

6,488	KT Skylife Co Ltd	52,671

173,324	KT&G Corp	12,933,932

95,874	LF Corp	1,275,505

102,771	LG Electronics Inc	7,944,494

20,004	LOTTE Himart Co Ltd	568,214

28,523	Mirae Asset Life Insurance Co Ltd	101,691

1,081	NCSoft Corp	794,309

14,116	NHN KCP Corp	853,940

42,253	Posco International Corp	507,853

37,051	S&T Motiv Co Ltd	1,664,836

60,458	Samjin Pharmaceutical Co Ltd	1,573,795

12,344	Sangsangin Co Ltd	72,206

8,508	Sebang Global Battery Co Ltd	337,930

658,940	Shinhan Financial Group Co Ltd	19,403,108

14,759	SK Telecom Co Ltd	3,158,300

295,441	SK Telecom Co Ltd Sponsored ADR	6,945,818

33,965	SL Corp	506,754

13,952	Soulbrain Holdings Co Ltd	544,588

180	Taekwang Industrial Co Ltd	124,947

234,972	Woori Financial Group Inc	2,078,321

87,833	Yuhan Corp	5,115,588

	Total South Korea	160,210,875

	Spain — 1.1%

31,977	Acerinox SA	331,370

166,901	ACS Actividades de Construccion y Servicios SA *	5,272,896

28,578	Aena SME SA *	4,655,585

72,164	Almirall SA (a)	928,194

83,763	Amadeus IT Group SA	5,759,915

44,710	Atresmedia Corp de Medios de Comunicacion SA (a)	158,489

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

805,450	Banco Bilbao Vizcaya Argentaria SA	3,729,696

2,540,439	Banco Santander SA *	7,367,572

17,035	Bankinter SA	84,477

96,025	CaixaBank SA	245,647

111,319	Cia de Distribucion Integral Logista Holdings SA	2,052,793

28,843	Ebro Foods SA	682,595

27,069	eDreams ODIGEO SA * (a)	121,368

4,863	Enagas SA	118,807

251,639	Endesa SA	7,232,751

88,667	Faes Farma SA	397,723

2,450	Grupo Catalana Occidente SA	79,971

304,505	Iberdrola SA	4,180,157

176,689	Industria de Diseno Textil SA	5,865,081

467,142	Mediaset Espana Comunicacion SA *	2,105,559

334,336	Red Electrica Corp SA	6,834,854

13,586	Repsol SA	130,218

1,305,014	Unicaja Banco SA *	1,028,223

38,623	Viscofan SA	2,737,294

	Total Spain	62,101,235

	Sweden — 0.4%

255,829	Betsson AB *	2,207,081

6,757	Bufab AB *	127,678

18,848	Humana AB *	118,827

101,076	Inwido AB *	1,239,058

9,787	Lindab International AB	170,702

12,999	New Wave Group AB – B Shares *	76,404

405,527	Nordea Bank Abp *	3,465,811

33,824	Skanska AB – B Shares	803,690

7,268	Swedbank AB – A Shares *	131,601

43,536	Swedish Match AB	3,522,144

25,117	Volvo AB – A Shares *	577,310

313,867	Volvo AB – B Shares *	7,148,824

	Total Sweden	19,589,130

	Switzerland — 0.4%

25,743	ABB Ltd (Registered)	680,843

57,545	Adecco Group AG (Registered)	3,478,714

2,225	ALSO Holding AG (Registered) *	582,312

15,402	ams AG *	394,786

27,742	Banque Cantonale Vaudoise (Registered)	2,856,748

6,642	BKW AG	687,272

2,433	Bobst Group SA (Registered)	141,425

2,568	Huber + Suhner AG (Registered)	208,985

1,531	Kardex Holding AG (Registered)	301,564

2,185	Logitech International SA (Registered)	194,738

5,037	Mobilezone Holding AG (Registered)	53,830

40,375	Novartis AG (Registered)	3,655,370

4,260	Roche Holding AG	1,416,103

27,959	Roche Holding AG – Genusschein	9,183,047

Shares	Description	Value ($)

	Switzerland — continued

5,011	Vetropack Holding AG (Registered) *	326,674

6,132	Zehnder Group AG – Class RG	333,083

	Total Switzerland	24,495,494

	Taiwan — 6.2%

302,000	Ability Enterprise Co Ltd	146,592

21,000	Acter Group Corp Ltd	142,570

358,000	Alchip Technologies Ltd	8,393,252

46,678	Amazing Microelectronic Corp	150,669

2,037,672	Asustek Computer Inc	17,773,879

65,000	Aten International Co Ltd	189,848

3,042,000	Catcher Technology Co Ltd	20,077,287

1,300,000	Cathay Financial Holding Co Ltd	1,842,507

1,000,525	Chailease Holding Co Ltd	5,489,007

1,494,660	Chicony Electronics Co Ltd	4,475,624

120,000	Chicony Power Technology Co Ltd	283,165

3,495,000	China Development Financial Holding Corp	1,094,549

226,400	China Motor Corp *	381,995

390,000	Chong Hong Construction Co Ltd	1,135,857

2,135,000	Coretronic Corp	2,630,868

13,579,000	CTBC Financial Holding Co Ltd	9,133,425

61,000	Depo Auto Parts Ind Co Ltd	111,672

232,000	Elan Microelectronics Corp	1,075,148

608,000	Elite Material Co Ltd	3,328,810

241,000	Elitegroup Computer Systems Co Ltd *	145,886

1,712,000	Eva Airways Corp	759,821

496,000	Farglory Land Development Co Ltd	908,908

45,080	Feng TAY Enterprise Co Ltd	289,867

2,163,000	FLEXium Interconnect Inc	9,114,447

244,000	Formosa Advanced Technologies Co Ltd	316,809

1,415,000	Formosa Taffeta Co Ltd	1,521,192

1,188,000	Foxconn Technology Co Ltd	2,192,443

4,263,000	Fubon Financial Holding Co Ltd	6,626,230

1,875,000	Gigabyte Technology Co Ltd	5,163,819

61,000	Gold Circuit Electronics Ltd *	110,355

5,493,000	Grand Pacific Petrochemical *	4,512,722

730,580	Great Wall Enterprise Co Ltd	1,187,574

121,000	Holiday Entertainment Co Ltd	268,915

364,000	Holtek Semiconductor Inc	917,725

19,351,406	Hon Hai Precision Industry Co Ltd	55,864,681

462,000	Huaku Development Co Ltd	1,430,978

389,980	IEI Integration Corp	658,988

27,660	Innodisk Corp	158,399

242,000	International Games System Co Ltd	5,769,494

161,000	Kung Long Batteries Industrial Co Ltd	791,102

1,374,000	Lite-On Technology Corp	2,315,479

31,000	Lotes Co Ltd	484,241

1,973,992	Mercuries Life Insurance Co Ltd *	601,787

455,000	Merry Electronics Co Ltd	2,260,868

760,000	Micro-Star International Co Ltd	3,328,598

2,083,368	Mitac Holdings Corp	2,155,585

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

19,000	Nan Liu Enterprise Co Ltd	128,659

391,000	Nantex Industry Co Ltd	842,951

2,027,000	Novatek Microelectronics Corp	21,275,018

3,000	Parade Technologies Ltd	109,034

3,021,000	Pegatron Corp	6,911,905

217,000	Phison Electronics Corp	2,458,857

7,929,566	Pou Chen Corp	8,685,477

2,372,000	Qisda Corp	1,954,511

1,476,000	Quanta Computer Inc	3,984,070

7,637,020	Radiant Opto-Electronics Corp	31,103,943

530,000	Ruentex Development Co Ltd	782,390

29,000	Sheng Yu Steel Co Ltd	20,470

200,000	Shinkong Insurance Co Ltd	273,178

3,000	Silergy Corp.	233,730

615,400	Simplo Technology Co Ltd	7,155,313

136,000	Soft-World International Corp	431,005

141,000	Standard Chemical & Pharmaceutical Co Ltd	192,912

802,000	Sunplus Technology Co Ltd *	438,952

610,000	Syncmold Enterprise Corp	1,852,111

15,400	Tah Hsin Industrial Corp	39,311

1,123,000	Taiwan PCB Techvest Co Ltd	1,797,851

2,214,000	Taiwan Semiconductor Manufacturing Co Ltd	37,686,330

192,550	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	18,681,201

22,000	Thinking Electronic Industrial Co Ltd	112,755

516,264	TOPBI International Holdings Ltd	570,966

432,064	Topco Scientific Co Ltd	1,842,215

29,000	Topkey Corp	170,112

652,000	Transcend Information Inc	1,476,809

516,000	Tripod Technology Corp	2,219,304

301,681	United Integrated Services Co Ltd	2,420,318

1,122,000	United Microelectronics Corp	1,593,846

114,000	Universal Inc	426,415

8,000	Universal Vision Biotechnology Co Ltd	83,378

176,000	Wah Lee Industrial Corp	477,390

446,000	Wistron Corp	466,493

38,000	Wiwynn Corp	909,986

493,000	Youngtek Electronics Corp	1,083,440

20,000	Yulon Nissan Motor Co Ltd	183,583

	Total Taiwan	348,789,826

	Thailand — 0.1%

669,000	AP Thailand Pcl NVDR	154,720

258,600	Bangkok Bank Pcl NVDR	1,008,969

7,548,600	Beauty Community Pcl NVDR *	384,166

65,900	Hana Microelectronics Pcl NVDR	93,082

8,324,200	IRPC Pcl NVDR	748,490

70,500	KCE Electronics Pcl NVDR	93,743

82,900	Kiatnakin Phatra Bank Pcl NVDR	135,373

708,900	Krung Thai Bank Pcl NVDR	250,232

Shares	Description	Value ($)

	Thailand — continued

274,300	Origin Property Pcl NVDR	70,273

363,200	Pruksa Holding Pcl (Foreign Registered)	150,126

1,515,300	Pruksa Holding Pcl NVDR	626,339

849,700	SC Asset Corp Pcl (Foreign Registered)	76,969

2,100	Siam Commercial Bank Pcl NVDR (The)	5,926

207,800	Somboon Advance Technology Pcl NVDR	98,686

222,500	SPCG Pcl NVDR	158,100

1,073,525	Supalai Pcl (Foreign Registered)	635,026

583,000	Supalai Pcl NVDR	344,864

201,500	Thai Vegetable Oil Pcl NVDR	216,549

20,773,800	TMB Bank Pcl NVDR	721,074

453,300	TTW Pcl NVDR	190,438

985,600	Univentures Pcl NVDR	99,096

	Total Thailand	6,262,241

	Turkey — 0.8%

970,171	Aksa Akrilik Kimya Sanayii AS	1,328,020

413,025	Alkim Alkali Kimya AS	720,822

204,837	Anadolu Efes Biracilik Ve Malt Sanayii AS	548,502

426,031	Arcelik AS *	1,486,431

2,961,632	Aselsan Elektronik Sanayi Ve Ticaret AS	6,546,667

61,656	BIM Birlesik Magazalar AS	552,359

4,070,023	Dogan Sirketler Grubu Holding AS	1,249,083

220,674	Dogus Otomotiv Servis ve Ticaret AS	751,908

13,998,623	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	3,855,684

1,821,359	Enerjisa Enerji AS	2,516,209

3,280,733	Eregli Demir ve Celik Fabrikalari TAS	4,612,161

19,144	Ford Otomotiv Sanayi AS	263,381

389,210	Goodyear Lastikleri TAS *	372,464

1,052,357	KOC Holding AS	2,368,371

228,571	Koza Altin Isletmeleri AS *	2,178,338

318,983	Koza Anadolu Metal Madencilik Isletmeleri AS *	515,941

338,429	Ozak Gayrimenkul Yatirim Ortakligi (REIT) *	183,216

653,505	Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,047,132

44,633	Tofas Turk Otomobil Fabrikasi AS	162,222

843,363	Torunlar Gayrimenkul Yatirim Ortakligi AS (REIT) *	390,289

2,740,297	Turkiye Garanti Bankasi AS *	3,069,651

11,505,129	Turkiye Is Bankasi – Class C *	9,604,817

1,210,974	Turkiye Sise ve Cam Fabrikalari AS	1,052,099

45,765	Vestel Beyaz Esya Sanayi ve Ticaret AS	201,116

	Total Turkey	45,576,883

	United Arab Emirates — 0.1%

196,980	Abu Dhabi Islamic Bank PJSC	251,857

53,315	Abu Dhabi National Oil Co for Distribution PJSC	50,161

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — continued

723,427	Dubai Islamic Bank PJSC	876,784

264,256	Emaar Malls PJSC *	131,134

6,655,008	Emaar Properties PJSC *	5,741,669

150,839	Emirates NBD Bank PJSC	449,175

	Total United Arab Emirates	7,500,780

	United Kingdom — 3.9%

360,410	3i Group Plc	5,095,140

105,452	888 Holdings Plc	382,198

839	Admiral Group Plc	31,603

131,352	Aggreko Plc	973,668

36,501	Alliance Pharma Plc	36,294

32,323	Anglo American Plc	941,241

21,411	AVEVA Group Plc (a)	963,373

94,298	Aviva Plc	399,238

66,509	B&M European Value Retail SA	420,512

32,351	Bank of Georgia Group Plc *	485,545

1,188,785	Barratt Developments Plc *	9,746,114

131,393	Bellway Plc	4,935,590

220,702	Berkeley Group Holdings Plc (The)	13,490,114

4,300	BP Plc Sponsored ADR (a)	84,108

72,829	British American Tobacco Plc	2,563,745

201,700	British American Tobacco Plc Sponsored ADR	7,122,027

2,407,646	BT Group Plc	3,726,820

28,219	Bunzl Plc	878,923

41,219	Carnival Plc	714,506

1,823,655	Centamin Plc	2,762,677

76,903	Central Asia Metals Plc	221,093

39,959	CMC Markets Plc	207,056

100,547	Coca-Cola HBC AG *	2,872,088

401,494	Compass Group Plc	7,064,552

42,827	Computacenter Plc	1,262,552

5,531	Cranswick Plc	252,061

29,293	Daily Mail & General Trust Plc – Class A	264,506

1,199	Diploma Plc	33,668

3,669	Dixons Carphone Plc	5,379

41,521	Dunelm Group Plc *	667,792

87,406	Electrocomponents Plc	941,228

15,495	EMIS Group Plc	201,161

30,214	Evraz Plc	151,829

83,932	Ferguson Plc	9,395,266

824,323	Ferrexpo Plc	2,311,608

200,635	Frasers Group Plc *	1,119,689

17,273	Fresnillo Plc	243,010

7,548	Games Workshop Group Plc	988,451

56,840	Go-Ahead Group Plc (The) *	615,408

3,708	Greggs Plc *	83,013

143,158	Halfords Group Plc	507,985

2,454	Hikma Pharmaceuticals Plc	84,766

346,000	HSBC Holdings Plc *	1,804,482

310,097	IG Group Holdings Plc	3,303,602

Shares	Description	Value ($)

	United Kingdom — continued

52,415	IMI Plc	776,769

215,363	Inchcape Plc *	1,714,448

323,262	Indivior Plc *	437,009

83,066	International Personal Finance Plc * (a)	97,649

184,324	Investec Plc	453,831

984,482	ITV Plc *	1,225,139

611,010	J Sainsbury Plc	1,705,545

281,776	JD Sports Fashion Plc *	2,891,449

109,177	John Laing Group Plc	459,300

15,984	Johnson Matthey Plc	470,994

22,942	Jupiter Fund Management Plc	74,100

1,703,064	Kingfisher Plc *	6,184,888

2,055,070	Legal & General Group Plc	6,786,605

1,370,326	M&G Plc	3,400,096

1,076,064	Micro Focus International Plc *	4,956,073

172,056	Mitchells & Butlers Plc *	484,432

35,607	Mondi Plc	779,123

100,325	Morgan Advanced Materials Plc	375,970

50,417	Morgan Sindall Group Plc	935,007

331,118	National Express Group Plc *	975,760

73,712	National Grid Plc	825,467

34,415	Next Plc	2,972,864

23,905	Numis Corp Plc	109,731

94,460	OSB Group Plc *	489,299

161,298	Paragon Banking Group Plc	866,284

516,093	Persimmon Plc	18,110,858

254,514	Pets at Home Group Plc	1,403,687

102,236	Phoenix Group Holdings Plc	968,251

148,588	Playtech Plc *	758,459

209,481	Plus500 Ltd	4,299,320

543,697	Premier Foods Plc *	636,569

619,774	QinetiQ Group Plc	2,409,861

104,630	Redde Northgate Plc	336,566

156,273	Royal Dutch Shell Plc – A Shares	2,638,491

479,527	Royal Dutch Shell Plc – B Shares	7,701,433

904,500	Royal Dutch Shell Plc – Class B Sponsored ADR	29,351,025

79,395	Royal Mail Plc	321,753

448,818	RSA Insurance Group Plc	4,032,824

7,500	Smith & Nephew Plc Sponsored ADR	295,125

71,920	Smiths Group Plc	1,381,889

33,891	Softcat Plc	510,938

394,953	Spirent Communications Plc	1,348,685

110,403	Stock Spirits Group Plc	346,259

697,734	Tate & Lyle Plc	5,894,283

592,676	Taylor Wimpey Plc *	1,206,203

75,433	TI Fluid Systems Plc *	221,702

43,380	Vesuvius Plc	280,119

152,686	WM Morrison Supermarkets Plc	363,362

520,993	WPP Plc	5,020,157

	Total United Kingdom	220,641,332

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — 18.0%

11,100	1st Source Corp.	414,252

303,600	ACCO Brands Corp. (a)	2,325,576

116,400	Acushnet Holdings Corp. (a) (b)	4,388,280

46,600	Adtalem Global Education, Inc. * (a)	1,334,158

93,700	ADTRAN, Inc.	1,183,899

46,900	AgroFresh Solutions, Inc. *	107,870

21,600	Alexion Pharmaceuticals, Inc. *	2,637,576

56,300	Alliance Data Systems Corp.	4,117,782

54,300	Ally Financial, Inc. (a)	1,609,995

46,500	Alpha & Omega Semiconductor Ltd. *	1,155,060

19,400	Amalgamated Bank – Class A	246,768

7,800	AMC Networks, Inc. – Class A * (a)	257,166

64,594	American Express Co. (a)	7,660,202

14,700	American Public Education, Inc. *	456,288

7,300	American Vanguard Corp.	110,668

54,200	Amneal Pharmaceuticals, Inc. * (a)	214,090

39,500	AngioDynamics, Inc. *	561,690

1,000	Anthem, Inc. (a)	311,520

2,200	Applied Industrial Technologies, Inc.	172,546

24,600	ArcBest Corp.	1,030,986

9,700	Arcosa, Inc.	503,333

152,100	Arlo Technologies, Inc. *	800,046

36,500	Arrow Electronics, Inc. *	3,345,225

2,987	Arrow Financial Corp.	88,893

116,600	Associated Banc-Corp. (a)	1,786,312

104,100	AT&T, Inc. (a)	2,992,875

93,100	Athene Holding Ltd. – Class A * (a)	4,128,985

31,000	Atlas Air Worldwide Holdings, Inc. * (a)	1,730,110

81,600	AutoNation, Inc. * (a)	5,001,264

81,100	Avient Corp. (a)	2,964,205

33,100	Avnet, Inc.	1,004,585

22,800	AZZ, Inc.	1,016,652

12,900	BankFinancial Corp.	104,103

4,100	Bar Harbor Bankshares	94,505

11,700	Bassett Furniture Industries, Inc.	183,690

63,800	Bed Bath & Beyond, Inc.	1,337,248

9,830	Bel Fuse, Inc. – Class B	144,108

109,300	Benchmark Electronics, Inc.	2,658,176

137,300	Big Lots, Inc. (a) (b)	7,094,291

11,200	Biogen, Inc. *	2,689,904

17,400	Bloomin’ Brands, Inc. (a)	304,500

2,800	Booking Holdings, Inc. * (a)	5,679,660

178,100	BorgWarner, Inc. (a) (b)	6,919,185

48,200	Boston Private Financial Holdings, Inc.	345,112

108,700	Brady Corp. – Class A	4,802,366

13,700	Bridge Bancorp, Inc.	305,784

73,200	Brightsphere Investment Group, Inc.	1,295,640

41,600	Brinker International, Inc. (a)	2,084,576

78	Bristol-Myers Squibb Co.	4,867

15,300	Brookline Bancorp, Inc.	173,961

2,500	Cabot Corp.	103,525

31,000	Calix, Inc. * (a)	734,080

Shares	Description	Value ($)

	United States — continued

13,300	Camden National Corp.	456,855

46,500	Capital One Financial Corp. (a)	3,982,260

58,200	Capri Holdings Ltd. *	2,059,116

97,360	Carnival Corp. (a)	1,945,253

3,100	Carriage Services, Inc.	84,351

68,900	Carrier Global Corp. (a)	2,623,023

79,700	Cars.com, Inc. *	890,249

22,300	Cathay General Bancorp	629,975

42,500	CBIZ, Inc. *	1,029,350

67,800	CBRE Group, Inc. – Class A *	4,145,292

43,000	Centene Corp. * (a)	2,650,950

8,700	Central Garden & Pet Co. *	348,348

25,800	Central Garden & Pet Co. – Class A *	951,762

4,815	Century Bancorp, Inc. – Class A	355,828

375,100	CenturyLink, Inc. (a)	3,919,795

537,182	Charles Schwab Corp. (The) (a)	26,203,738

53,300	Chevron Corp. (a)	4,646,694

16,700	Cigna Corp. (a)	3,492,638

16,000	Cisco Systems, Inc. (a)	688,320

83,900	Citigroup, Inc.	4,620,373

52,600	Citizens Financial Group, Inc. (a)	1,717,916

11,860	Civista Bancshares, Inc.	199,604

38,771	Clarus Corp.	558,302

8,600	CNB Financial Corp.	169,248

66,483	Coca-Cola Co. (The) (a)	3,430,523

32,500	Cognizant Technology Solutions Corp. – Class A (a)	2,539,225

69,200	Comcast Corp. – Class A (a)	3,476,608

8,500	Community Trust Bancorp, Inc.	287,725

38,600	Computer Programs & Systems, Inc.	1,097,398

97,300	Comtech Telecommunications Corp.	1,854,538

288,191	Concho Resources, Inc. (a) (b)	16,565,219

57,300	Consolidated Communications Holdings, Inc.*	320,880

27,800	Cooper Tire & Rubber Co.	1,104,494

43,300	Core-Mark Holding Co., Inc.	1,350,527

445,500	CoreCivic, Inc. (REIT)	3,158,595

162,400	CorePoint Lodging, Inc. (REIT)	1,057,224

24,300	Cornerstone Building Brands, Inc. * (a)	212,382

84,700	Corteva, Inc. (a)	3,245,704

405,300	Coty Inc. – Class A (a)	2,914,107

100	Covetrus, Inc. * (a)	2,702

16,400	CRA International, Inc.	751,940

29,000	CSG Systems International, Inc. (a)	1,258,020

22,600	CTS Corp.	688,396

47,200	Curo Group Holdings Corp.	407,808

49,700	CVS Health Corp. (a)	3,369,163

35,799	CytomX Therapeutics, Inc. *	269,208

1,100	Deluxe Corp. (a)	28,314

191,200	Designer Brands, Inc. – Class A (a)	1,510,480

75,100	DHI Group, Inc. *	144,192

2,600	Diamond Hill Investment Group, Inc.	355,732

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

29,000	Dick’s Sporting Goods, Inc. (a)	1,647,490

15,800	Digi International, Inc. * (a)	271,128

57,800	Dime Community Bancshares, Inc.	835,210

1,082,700	Discovery, Inc. – Class C * (b)	26,006,454

121,900	DISH Network Corp. – Class A * (a)	4,372,553

4,047	Donegal Group, Inc. – Class A	56,577

118,200	Donnelley Financial Solutions, Inc. *	1,925,478

42,900	DR Horton, Inc.	3,196,050

43,900	DSP Group, Inc. *	738,837

23,000	Ducommun, Inc. *	1,143,560

7,800	Duluth Holdings Inc. – Class A * (a)	114,660

34,100	Edwards Lifesciences Corp. * (a)	2,860,649

25,600	Ellington Financial, Inc. (REIT)	368,640

3,000	Employers Holdings, Inc.	91,530

30,100	Encore Capital Group, Inc. * (a)	1,027,614

300	Encore Wire Corp.	15,501

433,400	Endo International Plc * (a)	2,201,672

22,100	Endurance International Group Holdings, Inc. *	209,508

500	EnerSys (a)	40,905

30,200	Ennis, Inc.	494,374

169,425	Enova International, Inc. * (a)	3,542,677

400	EnPro Industries, Inc.	28,324

120,718	EOG Resources, Inc. (a)	5,659,260

4,000	ePlus, Inc. *	337,240

1,288,200	ESC NII Holdings, Inc. (c)	2,705,220

7,400	Escalade, Inc.	142,598

7,300	ESSA Bancorp, Inc. (a)	115,486

129,000	Ethan Allen Interiors, Inc.	2,356,830

51,300	Evolution Petroleum Corp.	155,952

64,300	Exelon Corp. (a)	2,640,801

31,500	Expedia Group, Inc. (a)	3,921,435

82,600	Exxon Mobil Corp. (a)	3,149,538

1,200	Federal Agricultural Mortgage Corp. – Class C	81,240

102,700	Federal Signal Corp. (b)	3,186,781

99,000	Federated Hermes, Inc. (a)	2,657,160

27,100	FedNat Holding Co.	152,844

20,130	Financial Institutions, Inc.	402,801

12,826	First Community Bankshares, Inc.	270,244

9,900	First Financial Corp.	374,913

7,900	First Financial Northwest, Inc.	87,216

12,800	First Foundation, Inc. (a)	227,328

276,000	FirstEnergy Corp. (a) (e)	7,330,560

166,800	Flagstar Bancorp, Inc. (b)	5,844,672

4,100	FleetCor Technologies, Inc. * (a)	1,087,361

8,000	Flushing Financial Corp.	113,600

13,100	FONAR Corp.*	251,651

468,200	Ford Motor Co. (a)	4,251,256

74,500	Fox Corp. – Class A (a)	2,148,580

88,300	Fox Corp. – Class B *	2,505,954

27,000	FutureFuel Corp.	323,730

Shares	Description	Value ($)

	United States — continued

15,400	G-III Apparel Group Ltd. * (a)	313,698

51,600	GameStop Corp. – Class A *	854,496

201,500	GCI Liberty, Inc. – Class A * (b)	18,360,680

98,400	General Motors Co. (a)	4,313,856

15,100	Genesco, Inc. * (a)	473,687

38,000	Genie Energy Ltd. – Class B	315,400

230,700	GEO Group, Inc. (The) (REIT)	2,180,115

12,400	Gilead Sciences, Inc. (a)	752,308

18,500	Goldman Sachs Group, Inc. (The)	4,265,730

28,900	Gorman-Rupp Co. (The)	950,810

1,500	Graham Holdings Co. – Class B	670,530

5,600	Great Southern Bancorp, Inc.	257,040

62,200	Greif, Inc. – Class A (a)	3,023,542

103,300	Griffon Corp. (a)	2,153,805

11,000	Gritstone Oncology, Inc. * (a)	33,550

72,600	Group 1 Automotive, Inc. (b)	8,625,606

160,388	Grubhub, Inc. * (b)	11,281,692

8,500	H&R Block, Inc. (a)	159,800

52,100	Hasbro, Inc. (a)	4,846,863

69,600	Haverty Furniture Cos, Inc.	1,894,512

2,700	Hawkins, Inc.	135,486

6,700	HB Fuller Co. (a)	350,611

145,120	HD Supply Holdings, Inc. *	8,099,147

10,200	HealthStream, Inc. *	190,536

51,681	HEICO Corp. (a)	6,386,738

22,500	Heidrick & Struggles International, Inc.	587,250

13,500	Heritage Financial Corp.	314,145

188,736	Herman Miller, Inc. (b)	6,726,551

54,775	Hilltop Holdings, Inc.	1,319,530

68,800	Hilton Grand Vacations, Inc. *	1,908,512

48,872	Hilton Worldwide Holdings, Inc. (a)	5,064,605

41,200	HNI Corp.	1,502,152

25,300	Honeywell International, Inc. (a)	5,159,176

86,200	HP, Inc. (a)	1,890,366

5,700	Hurco Cos, Inc.	169,917

11,320	Hyatt Hotels Corp. – Class A (a)	814,700

26,000	Hyster-Yale Materials Handling, Inc.	1,431,040

27,100	IDT Corp. – Class B *	323,032

309,050	iHeartMedia, Inc. – Class A * (a)	3,694,693

1,200	Independence Holding Co.	47,316

23,163	Independent Bank Corp.	394,003

19,800	Information Services Group, Inc. *	59,796

15,562	Ingles Markets, Inc. – Class A	584,976

47,100	Innospec, Inc.	3,875,859

1,200	Inogen, Inc. * (a)	42,084

135,900	Inphi Corp. * (a)	21,082,167

93,500	Insight Enterprises, Inc. * (a) (b)	6,683,380

13,000	Insteel Industries, Inc.	300,690

9,100	Integer Holdings Corp. * (a)	656,019

65,500	Intel Corp. (a)	3,166,925

23,900	Inter Parfums, Inc. (a)	1,298,009

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

35,000	Interface, Inc.	292,075

51,675	International Bancshares Corp. (b)	1,674,787

33,100	International Business Machines Corp. (a)	4,088,512

152,100	Invesco Ltd. (a)	2,468,583

415,500	Investors Bancorp, Inc. (a)	4,022,040

18,700	Jazz Pharmaceuticals Plc * (a)	2,631,277

118,473	JELD-WEN Holding, Inc. *	2,865,862

17,800	Johnson Outdoors, Inc. – Class A (b)	1,488,080

2,800	Jones Lang LaSalle, Inc. * (a)	370,412

30,400	Kelly Services, Inc. – Class A	621,984

31,900	Kezar Life Sciences, Inc. *	209,902

8,500	Kforce, Inc.	348,925

34,700	Kimball Electronics, Inc. *	534,727

89,400	Kimball International, Inc. – Class B	977,142

293,400	Kinder Morgan, Inc. (a)	4,219,092

8,400	Knoll, Inc.	114,744

109,500	Kohl’s Corp. (a)	3,525,900

18,800	Koppers Holdings, Inc. *	508,916

49,200	Kraft Heinz Co. (The) (a)	1,620,648

76,500	Kroger Co. (The) (a)	2,524,500

5,000	Kronos Worldwide, Inc. (a)	68,750

5,400	L B Foster Co. – Class A *	78,624

73,400	La-Z-Boy, Inc. (a)	2,718,736

6,100	Laboratory Corp. of America Holdings * (a)	1,219,024

18,200	Lakeland Financial Corp.	924,378

86,104	Las Vegas Sands Corp. (a)	4,796,854

11,000	LCNB Corp.	162,800

4,000	Leaf Group Ltd. *	22,560

10,500	Leidos Holdings, Inc. (a)	1,057,350

39,700	Lennar Corp. – Class A (a)	3,011,642

22,035	LENSAR, Inc. * (a)	188,840

103,700	Liberty Broadband Corp. – Class C * (a)	16,317,195

21,660	Liberty Media Corp-Liberty Formula One – Class C * (a)	904,955

244,711	Liberty Media Corp.-Liberty SiriusXM – Class C * (b)	10,035,598

345,900	Liberty TripAdvisor Holdings, Inc. – Class A * (a)	951,225

91,700	Lincoln National Corp. (a)	4,330,074

8,752	Live Nation Entertainment, Inc.*	574,569

19,400	LKQ Corp. * (a)	683,268

65,300	Luminex Corp. (a)	1,549,569

155,500	Lyft, Inc. – Class A * (a)	5,935,435

43,700	LyondellBasell Industries NV – Class A (a)	3,718,870

23,355	Macatawa Bank Corp.	181,235

103,980	Macquarie Infrastructure Corp. (a)	3,363,753

52,600	Marchex, Inc. – Class B *	113,616

5,131	Markel Corp. * (a)	4,996,722

5,700	Marlin Business Services Corp. (a)	59,223

36,430	Masonite International Corp. *	3,644,821

60,100	Materion Corp. (a) (b)	3,503,830

31,000	Matrix Service Co. *	296,980

Shares	Description	Value ($)

	United States — continued

299,900	Maxim Integrated Products, Inc. (b)	24,903,696

54,800	MDC Holdings, Inc. (a) (b)	2,645,196

1,000	Mercantile Bank Corp.	24,830

18,300	Meridian Bancorp, Inc.	249,703

117,500	Meridian Bioscience, Inc. * (a)	2,220,750

102,700	Meritor, Inc. * (a)	2,711,280

15,500	Methode Electronics, Inc. (a)	542,810

77,100	MetLife, Inc.	3,559,707

131,900	MGIC Investment Corp. (a)	1,577,524

114,350	MGM Growth Properties LLC – Class A (REIT) (a)	3,495,679

64,600	Michaels Cos., Inc. (The) *	638,894

67,400	Micron Technology, Inc. * (a) (b)	4,319,666

1,600	MicroStrategy, Inc. – Class A * (a)	548,432

68,300	Modine Manufacturing Co. * (a)	745,836

9,100	Mohawk Industries, Inc. * (a)	1,145,053

89,400	Molson Coors Brewing Co. – Class B (a)	4,112,400

77,200	Moog, Inc. – Class A (a) (b)	5,972,192

43,600	Morgan Stanley (a)	2,695,788

51,600	Movado Group, Inc.	873,588

33,000	Mueller Industries, Inc. (a)	1,081,080

12,521	Murray Energy Corp. (c)	81,387

231,214	National General Holdings Corp.	7,879,773

6,300	National Presto Industries, Inc.	535,815

17,700	Natus Medical, Inc. * (a)	370,284

150,500	Nautilus, Inc. *	3,175,550

21,000	Neenah, Inc.	1,018,710

19,500	NETGEAR, Inc. * (a)	620,295

458,700	Newmark Group, Inc. – Class A(a)	3,220,074

29,100	NextGen Healthcare, Inc. * (a)	516,234

840	NexTier Oilfield Solutions, Inc. *	2,352

17,400	Northfield Bancorp, Inc.	193,662

4,737	Northrim BanCorp, Inc.	150,494

29,040	Northwest Bancshares, Inc.	343,543

68,900	nVent Electric Plc	1,584,700

97,600	Occidental Petroleum Corp. (a)	1,538,176

129,300	OFG Bancorp	2,165,775

13,000	Old National Bancorp	205,790

16,800	Olympic Steel, Inc. (a)	249,312

25,642	Oppenheimer Holdings, Inc. – Class A	756,183

50,400	Oracle Corp. (a)	2,909,088

163,000	Owens & Minor, Inc.	4,198,880

7,300	Park-Ohio Holdings Corp. (a)	205,057

2,400	Patrick Industries, Inc. (a)	151,296

82,500	Patterson Cos., Inc. (a)	2,290,200

27,100	PC Connection, Inc. (a) (b)	1,237,115

106,700	PDL BioPharma, Inc. * (a)	269,951

64,400	Penn Virginia Corp. * (a)	580,888

1,650	Penns Woods Bancorp, Inc.	42,174

101,900	PennyMac Financial Services, Inc. (a)	5,873,516

139,500	PennyMac Mortgage Investment Trust (REIT) (a)	2,385,450

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

8,300	Penske Automotive Group, Inc. (a)	457,081

110,900	Perdoceo Education Corp. * (a)	1,257,606

280,321	PG&E Corp. * (a)	3,560,077

3,400	Phibro Animal Health Corp. – Class A	64,226

52,200	Phillips 66 (a)	3,162,276

24,200	Photronics, Inc. *	280,478

83,000	PNM Resources, Inc.	4,076,130

1,900	Preformed Line Products Co.	115,235

12,500	Premier Financial Bancorp, Inc.	166,375

66,106	Premier Financial Corp.	1,369,055

142,200	Prestige Consumer Healthcare, Inc. * (a)	5,058,054

8,200	Principal Financial Group, Inc. (a)	408,278

12,900	Progress Software Corp. (a)	517,290

8,300	Protective Insurance Corp. – Class B (a)	118,607

10,500	Providence Service Corp. (The) * (a)	1,425,795

54,100	Prudential Financial, Inc. (a)	4,091,042

14,300	PulteGroup, Inc.	623,909

81,600	QEP Resources, Inc.	131,376

333,400	Qurate Retail, Inc. – Series A	3,490,698

1,700	Radian Group, Inc.	32,096

138,923	Raytheon Technologies Corp. (a)	9,963,558

243,400	Realogy Holdings Corp. * (a)	2,996,254

5,700	Regeneron Pharmaceuticals, Inc. * (a)	2,941,371

4,900	Renewable Energy Group, Inc. * (a)	284,592

7,233	Republic Bancorp, Inc. – Class A	255,325

181,800	Resideo Technologies, Inc. * (a)	3,361,482

43,000	Resources Connection, Inc.	520,730

15,400	Riverview Bancorp, Inc.	81,312

14,097	Rocky Brands, Inc.	408,813

8,000	Royal Caribbean Cruises Ltd.	630,480

7,200	Sally Beauty Holdings, Inc. * (a)	82,800

151,800	SandRidge Energy, Inc.*	405,306

205,700	Sanmina Corp. * (b)	6,544,345

1,200	Scholar Rock Holding Corp. * (a)	59,784

37,400	Scholastic Corp.	887,128

86,600	Schweitzer-Mauduit International, Inc. (a)	3,011,948

103,715	Sciplay Corp. – Class A *	1,544,316

5,200	SeaSpine Holdings Corp.*	73,944

53,700	Select Medical Holdings Corp. * (a)	1,294,170

13,876	Seneca Foods Corp. – Class A * (a)	581,127

152,995	Sensata Technologies Holding Plc * (a)	7,470,746

49,600	Shoe Carnival, Inc. (a)	1,813,872

20,600	Sierra Bancorp	453,200

31,700	Silgan Holdings, Inc. (a)	1,071,460

18,296	SkillSoft Corp. (c)	3,110,320

1,800	Sleep Number Corp. *	124,902

115,200	SLM Corp. (a)	1,222,272

91,200	Sonic Automotive, Inc. – Class A (a)	3,682,656

38,300	Southeastern Grocers (c)	2,661,850

684,600	Southwestern Energy Co. * (a)	2,129,106

77,300	SpartanNash Co.	1,459,424

97,800	Spok Holdings, Inc.	961,374

Shares	Description	Value ($)

	United States — continued

14,000	SS&C Technologies Holdings, Inc.	964,460

9,400	Standard Motor Products, Inc.	435,126

160,700	Steelcase, Inc. – Class A	1,952,505

21,400	Stepan Co. (a)	2,485,824

3,000	Stewart Information Services Corp. (a)	125,610

75,400	Stoneridge, Inc. *	2,025,244

32,457	StoneX Group, Inc. * (a) (b)	2,000,000

247,600	Summit Hotel Properties, Inc. (REIT) (a)	2,151,644

16,400	Sunstone Hotel Investors, Inc. (REIT)	172,200

2,400	Super Micro Computer, Inc. *	67,704

39,500	Surface Oncology, Inc. *	357,080

87,400	Surgalign Holdings, Inc. * (a)	197,524

7,600	Surmodics, Inc. *	284,544

9,500	Sutro Biopharma, Inc. * (a)	162,450

82,200	Sykes Enterprises, Inc. *	3,093,186

130,200	Synchrony Financial	3,967,194

1,507,100	Syncora Holdings Ltd.	437,059

33,900	Systemax, Inc. (a)	1,043,103

95,040	Taylor Morrison Home Corp. * (a)	2,402,611

467,100	TEGNA, Inc. (a) (b)	6,730,911

42	Teladoc Health, Inc. *	8,388

137,100	Telephone & Data Systems, Inc.	2,602,158

176,920	Tempur Sealy International, Inc. * (a)	4,456,615

51,620	Tenet Healthcare Corp. * (a)	1,622,417

5,500	Tennant Co.	369,380

67,100	Terex Corp. (a)	2,080,100

10,900	Territorial Bancorp, Inc.	243,179

32,400	Textron, Inc. (a)	1,461,240

1,888,723	The Oneida Group (f)	3,324,152

3,300	Timberland Bancorp, Inc.	78,639

28,300	Towne Bank/Portsmouth VA	615,525

57,700	Tredegar Corp.	912,237

95,300	TRI Pointe Group, Inc. *	1,665,844

61,000	Tribune Publishing Co.	736,880

33,600	TriCo Bancshares	1,100,736

10,600	Triple-S Management Corp. – Class B * (a)	237,546

446,524	TRU TAJ (f)	1,562,834

5,869	TRU TAJ Liquidation Unit Trust (c)	88,035

16,200	TrueBlue, Inc. *	309,420

79,600	TrustCo Bank Corp.	483,172

3,000	Trustmark Corp.	74,460

42,600	Tyson Foods, Inc. – Class A	2,777,520

114,800	UFP Industries, Inc. (b)	6,159,020

8,300	United Rentals, Inc. * (a)	1,883,934

5,421	United Security Bancshares	38,218

30,900	United States Cellular Corp. *	968,715

1,100	United Therapeutics Corp. * (a)	145,904

85,200	Universal Corp. (a) (b)	3,877,452

17,500	Universal Electronics, Inc. *	921,550

30,300	Universal Health Services, Inc. – Class B	3,956,574

18,700	Urban Edge Properties (REIT)	242,726

182,108	US Bancorp (b)	7,868,887

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

5,000	USANA Health Sciences, Inc. *	375,900

87,800	Valvoline, Inc.	2,000,962

3,400	Vanda Pharmaceuticals, Inc. *	41,514

129,100	Varian Medical Systems, Inc. * (b)	22,460,818

45,957	Vectrus, Inc. *	2,190,770

126,300	Vera Bradley, Inc. *	1,071,024

32,700	Veritiv Corp. *	607,566

148,871	Verso Corp. – Class A	1,609,296

81,101	VF Corp. (a)	6,763,823

124,800	ViacomCBS, Inc. – Class B (a)	4,402,944

87,800	Viatris, Inc. * (a)	1,476,796

12,700	Village Super Market, Inc. – Class A	294,132

81,500	Virtusa Corp. *	4,081,520

19,000	Vista Outdoor, Inc. *	391,970

17,300	VMware, Inc. – Class A * (a)	2,420,097

186,200	Waddell & Reed Financial, Inc. – Class A (a)	3,064,852

68,200	Walgreens Boots Alliance, Inc. (a)	2,592,282

67,000	Walker & Dunlop, Inc. (a) (b)	5,360,670

40,325	Waterstone Financial, Inc.	708,309

9,700	Weis Markets, Inc.	462,011

277,453	Wells Fargo & Co. (a) (b)	7,588,340

5,770	West BanCorp, Inc.	111,246

124,300	Western Union Co. (The) (a)	2,804,208

84,700	Western Digital Corp. (a)	3,801,336

107,060	Westmoreland Mining Holdings LLC (f)	579,944

16,600	Westwood Holdings Group, Inc.	197,872

193,200	Willis Towers Watson Plc (b)	40,222,308

4,200	Wintrust Financial Corp.	228,858

215,500	World Fuel Services Corp. (b)	6,124,510

28,000	Worthington Industries, Inc. (a)	1,448,160

4,732	WPX Energy, Inc. *	35,537

24,230	Wyndham Destinations Corp.	1,019,114

404,400	Xenia Hotels & Resorts, Inc. (REIT) (a)	5,697,996

29,500	Xerox Holdings Corp. (a)	645,755

152,900	Xilinx, Inc. (b)	22,254,595

29,600	Xperi Holding Corp. (a)	564,768

43,500	Zumiez, Inc. * (a)	1,613,415

	Total United States	1,019,221,992

	Vietnam — 0.0%

580,610	Kinh Bac City Development Share Holding Corp *	397,594

85,710	PetroVietnam Gas JSC	308,755

769,000	PetroVietnam Technical Services Corp	489,229

53,480	Pha Lai Thermal Power JSC	55,249

188,440	Vinh Hoan Corp	359,648

	Total Vietnam	1,610,475

	TOTAL COMMON STOCKS (COST $4,474,311,831)	4,464,779,392

Shares	Description	Value ($)

	PREFERRED STOCKS (g) — 1.5%

	Brazil — 0.3%

450,100	Banco do Estado do Rio Grande do Sul SA – Class B	1,108,993

647,451	Bradespar SA	7,021,485

176,100	Braskem SA – Class A *	742,871

816,000	Cia de Saneamento do Parana	760,040

13,500	Cia de Transmissao de Energia Eletrica Paulista	68,541

619,900	Cia Paranaense de Energia – Class B	7,899,461

93,600	Lojas Americanas SA	400,614

	Total Brazil	18,002,005

	Colombia — 0.0%

22,832	Banco Davivienda SA	178,402

1,845,309	Grupo Aval Acciones y Valores SA	533,645

	Total Colombia	712,047

	Germany — 0.2%

61,062	Bayerische Motoren Werke AG	4,012,098

23,067	Draegerwerk AG & Co KGaA (a)	1,807,420

13,298	Henkel AG & Co KGaA	1,430,670

2,037	Jungheinrich AG	88,718

24,407	Schaeffler AG	181,624

4,825	Villeroy & Boch AG	76,345

5,115	Volkswagen AG	858,593

	Total Germany	8,455,468

	Russia — 0.4%

163,829	Bashneft PJSC	2,638,212

93,450	Nizhnekamskneftekhim PJSC	96,270

40,767,000	Surgutneftegas PJSC	21,180,208

191	Transneft PJSC	357,779

	Total Russia	24,272,469

	South Korea — 0.6%

6,504	Amorepacific Corp	316,809

19,960	Hyundai Motor Co Ltd Prf	1,517,287

16,860	Hyundai Motor Co Ltd-2nd Prf	1,321,046

48,658	LG Electronics Inc	1,446,644

394,823	Samsung Electronics Co Ltd	21,782,976

3,543	Samsung Electronics Co Ltd GDR (Registered)	4,804,345

	Total South Korea	31,189,107

	Taiwan — 0.0%

97,864	Chailease Holding Co. Ltd. *	341,292

216,277	CTBC Financial Holding Co Ltd	487,324

	Total Taiwan	828,616

	United States — 0.0%

11,013	Murray Energy Corp. (c)	479,066

	TOTAL PREFERRED STOCKS (COST $78,434,877)	83,938,778

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Pakistan — 0.0%

46,150	Searle Co Ltd, Expires 12/31/20 * (c)	18,530

	Spain — 0.0%

2,630,374	Banco Santander SA, Expires 12/03/20 *	328,511

	United Kingdom — 0.0%

26,934	AVEVA Group Plc, Expires 12/09/20 *	402,154

	United States — 0.0%

730,200	Bristol-Myers Squibb Co., Expires 03/31/21*	861,636

222,285	Contra Clementia Pharma CVR * (c)	300,085

2,616,810	Media General, Inc. CVR * (c)	130,841

	Total United States	1,292,562

	TOTAL RIGHTS/WARRANTS (COST $2,147,081)	2,041,757

	INVESTMENT FUNDS — 0.8%

	United States — 0.8%

1,546,000	Altaba, Inc. (c)	22,262,400

423,470	iShares Core MSCI Emerging Markets ETF	24,823,811

	Total United States	47,086,211

	TOTAL INVESTMENT FUNDS (COST $44,609,814)	47,086,211

	DEBT OBLIGATIONS — 23.0%

	Brazil — 0.2%

	Corporate Debt — 0.2%

9,170,000	Oi SA, 10.00%, due 07/27/25	9,536,800

	Israel — 0.1%

	Corporate Debt — 0.1%

570,000	Teva Pharmaceutical Finance Co BV, 3.65%, due 11/10/21	569,822

6,996,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	7,345,800

	Total Israel	7,915,622

	Jamaica — 0.2%

	Bank Loans — 0.1%

5,496,051	Digicel International Finance Ltd, 2017 Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.25%, 3.51%, due 05/28/24 (c)	4,850,266

	Par Value†	Description	Value ($)

		Jamaica — continued

		Corporate Debt — 0.1%

	1,024,878	Digicel Group 0.5 Ltd., 10.00%, due 04/01/24	812,536

	1,954,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, Reg. S, 8.75%, due 05/25/24	1,993,080

	2,530,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, 144A, 8.75%, due 05/25/24	2,580,600

		Total Corporate Debt	5,386,216

		Total Jamaica	10,236,482

		Netherlands — 0.2%

		Corporate Debt — 0.2%

EUR	2,948,400	Evander Gold Mines Ltd, 1.00%, due 04/19/26 (c)	1,406,800

EUR	6,405,620	Hema Bondco, 7.50%, due 10/19/21 (c)	7,717,357

EUR	1,114,874	Hema BV, 144A, 10.00%, due 04/19/25 (c)	1,383,073

		Total Netherlands	10,507,230

		Puerto Rico — 0.2%

		Municipal Obligations — 0.2%

	1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.05%, due 07/01/28	1,485,000

	3,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.10%, due 07/01/34	3,286,800

	524,834	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class A, 6.00%, due 07/01/44	531,394

	6,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class B, 5.35%, due 07/01/27	6,272,600

	1,518,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Class B, 6.05%, due 07/01/28	1,502,820

		Total Puerto Rico	13,078,614

		United States — 22.1%

		Asset-Backed Securities — 0.3%

	570,000	Alaska Airlines Pass-Through Trust, Reg. S, 4.80%, due 02/15/29	615,658

	2,288,000	Alaska Airlines Pass-Through Trust – Class A, 144A, 4.80%, due 02/15/29	2,471,271

	2,420,000	Alaska Airlines Pass-Through Trust – Class B, 144A, 8.00%, due 02/15/27	2,558,863

	315,144	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.96%, due 07/26/31	315,121

	184,411	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 1.31%, due 04/25/26	184,411

	44,955	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.37%, due 07/20/25	44,974

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

825,824	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.15%, due 10/25/37	823,520

149,557	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 1.01%, due 04/25/36	149,532

385,059	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 0.94%, due 07/15/31	385,058

7,063,382	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35 (h)	7

1,134,300	Delta Air Lines Pass-Through Trust, Series 19-1, Class AA, 3.20%, due 10/25/25	1,158,207

287,868	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.82%, due 05/16/31	286,792

286,300	JetBlue Pass-Through Trust – Class A, 4.00%, due 11/15/32	304,205

1,574,500	JetBlue Pass-Through Trust – Class B, Series 20-1, Class B, 7.75%, due 05/15/30	1,701,091

1,032,294	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 0.52%, due 07/25/29	1,022,330

311,175	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.82%, due 04/20/31	310,310

120,609	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.17%, due 07/20/30	120,499

1,244,572	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.42%, due 06/25/37	1,226,619

548,320	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.82%, due 04/19/30	546,950

400,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class B, 144A, Variable Rate, 3.56%, due 07/13/29	404,099

550,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	557,056

169,746	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 0.88%, due 01/16/31	169,463

262,930	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 1.39%, due 05/15/26	262,224

794,667	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.97%, due 04/17/28	794,568

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

626,269	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.97%, due 01/17/30	622,695

353,374	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.40%, due 05/25/47	352,257

124,123	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	124,060

	Total Asset-Backed Securities	17,511,840

	Bank Loans — 0.8%

5,208,085	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, PIK, 1 mo. LIBOR plus 13.00%, 3.00%, due 09/16/25 (c)	4,973,721

652,519	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 3.75%, due 10/10/25 (c)	533,434

4,058,092	Flexential Intermediate Corp., 2017 1st Lien Term Loan, Variable Rate, 3 mo. LIBOR plus 3.50%, 3.72%, due 08/01/24 (c)	3,601,557

4,138,249	Owens & Minor Distribution, Inc., Term Loan B, Variable Rate, 3 mo. LIBOR plus 4.50%, 4.65%, due 04/30/25 (c)	4,082,631

6,318,314	Quorum Health Corporation, 2020 Term Loan, 3 mo. LIBOR plus 8.25%, 9.25%, due 04/29/25 (c)	6,033,990

13,589,577	SeaWorld Parks & Entertainment, Inc., Term Loan B5, Variable Rate, 3 mo. LIBOR plus 3.00%, 3.75%, due 03/31/24 (c)	13,045,994

2,158,700	Serta Simmons Bedding, LLC, 2020 Super Priority Second Out Term Loan, 8.50%, due 08/10/23 (c)	1,942,830

521,009	SkillSoft Corp., 2020 DIP Term Loan, 3 mo. LIBOR plus 7.50%, 8.50%, due 12/27/24 (c)	523,614

1,953,493	SkillSoft Corp., 2020 Take Back 2nd Out Term Loan, 3 mo. LIBOR plus 7.50%, 8.50%, due 04/27/25(c)	1,933,958

2,073,964	Surgery Center Holdings, Inc., 2017 Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.25%, 4.25%, due 09/03/24 (c)	2,029,892

2,780,000	VICI Properties 1 LLC, Replacement Term Loan B1, Variable Rate, 1 mo. LIBOR plus 1.75%, 1.90%, due 12/20/24 (c)	2,708,193

10,163,768	Westmoreland Coal Co., PIK Term Loan, Variable Rate, 3 mo. LIBOR plus 12.50%, due 03/15/29 (c)	4,065,507

2,363,466	WP CPP Holdings LLC, 2018 Term Loan, Variable Rate, 3 mo. LIBOR plus 3.75%, 4.75%, due 04/30/25 (c)	2,186,206

	Total Bank Loans	47,661,527

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Convertible Debt — 0.2%

5,270,000	Guess?, Inc., 2.00%, due 04/15/24	5,059,200

2,117,300	Live Nation Entertainment, Inc., 144A, 2.00%, due 02/15/25	2,073,286

2,140,000	Twitter, Inc., 0.25%, due 06/15/24	2,410,764

	Total Convertible Debt	9,543,250

	Corporate Debt — 2.7%

2,147,000	Ahern Rentals, Inc., 144A, 7.38%, due 05/15/23	1,486,798

4,680,000	American Airlines Group, Inc., 144A, 3.75%, due 03/01/25	3,077,100

2,565,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, due 09/15/24	2,419,770

1,140,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, due 01/15/28	1,026,000

1,445,000	Boeing Co. (The), 5.15%, due 05/01/30	1,696,304

2,271,900	Boeing Co. (The), 8.75%, due 09/15/31	3,331,732

748,600	Boeing Co. (The), 8.63%, due 11/15/31	1,092,734

1,430,000	Boeing Co. (The), 5.71%, due 05/01/40	1,805,116

572,000	Boeing Co. (The), 3.63%, due 03/01/48	543,968

1,244,000	Boeing Co. (The), 5.81%, due 05/01/50	1,643,429

3,270,000	Boeing Co. (The), 5.93%, due 05/01/60	4,442,165

2,280,000	Bruce Mansfield, 8.88%, due 08/01/23 (h)	4,560

3,600,000	Carnival Corp, 144A, 7.63%, due 03/01/26	3,819,312

5,340,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A, 6.50%, due 10/01/28	5,633,700

768,000	Cumulus Media New Holdings, Inc., 144A, 6.75%, due 07/01/26	748,800

7,150,000	Dave & Buster’s, Inc., 144A, 7.63%, due 11/01/25	7,418,125

1,140,000	EnLink Midstream Partners LP, 5.60%, due 04/01/44	843,600

2,118,000	EnLink Midstream Partners LP, 5.05%, due 04/01/45	1,554,082

290,000	Ferrellgas LP / Ferrellgas Finance Corp., 144A, 10.00%, due 04/15/25	319,000

1,740,000	Ford Motor Credit Co. LLC, 5.58%, due 03/18/24	1,868,325

1,770,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,831,950

2,280,000	Ford Motor Credit Co. LLC, 4.39%, due 01/08/26	2,371,200

290,000	Ford Motor Credit Co. LLC, 4.27%, due 01/09/27	300,183

12,280,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	13,250,120

1,140,000	Frontier Communications Corp., 10.50%, due 09/15/22 (h)	560,025

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

1,791,000	Frontier Communications Corp., 7.13%, due 01/15/23 (h)	823,860

1,894,000	Frontier Communications Corp., 11.00%, due 09/15/25 (h)	932,795

5,977,000	FS KKR Capital Corp., 4.13%, due 02/01/25	6,119,254

11,003,000	FS KKR Capital Corp. II, 144A, 4.25%, due 02/14/25	10,695,599

1,160,000	Goldman Sachs Group, Inc. (The), Variable Rate, 5 year CMT + 3.22%, 4.95%, due 12/31/99	1,212,200

1,400,000	Gulfport Energy Corp., 6.38%, due 01/15/26 (h)	843,500

2,400,000	Hyatt Hotels Corp., 5.75%, due 04/23/30	2,854,787

3,300,000	iHeartCommunications, Inc., 144A, 4.75%, due 01/15/28	3,335,046

3,134,100	JPMorgan Chase & Co., Variable Rate, SOFR + 2.75%, 4.00%, due 12/31/99	3,131,984

1,464,000	Live Nation Entertainment, Inc., 144A, 4.88%, due 11/01/24	1,453,020

2,485,000	Live Nation Entertainment, Inc., 144A, 5.63%, due 03/15/26	2,512,956

7,613,000	Marriott Ownership Resorts, Inc., 4.75%, due 01/15/28	7,670,097

2,420,000	Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, due 09/15/26	2,541,000

14,661,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21 (h)	147

1,640,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, due 04/15/26	672,400

2,200,000	OneMain Finance Corp., 6.63%, due 01/15/28	2,524,500

1,572,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 4.63%, due 03/15/30	1,556,280

1,854,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,886,445

4,780,000	Royal Caribbean Cruises Ltd, 7.50%, due 10/15/27	5,114,600

1,200,000	Royal Caribbean Cruises Ltd, 3.70%, due 03/15/28	1,059,094

2,967,000	SeaWorld Parks & Entertainment, Inc., 144A, 8.75%, due 05/01/25	3,174,690

1,780,000	SEG Holding LLC / SEG Finance Corp., 144A, 5.63%, due 10/15/28	1,864,550

2,860,000	Six Flags Entertainment Corp., 144A, 4.88%, due 07/31/24	2,849,246

1,710,000	Tenet Healthcare Corp., 4.63%, due 07/15/24	1,739,925

1,700,000	Uber Technologies, Inc., 144A, 8.00%, due 11/01/26	1,831,750

4,560,000	Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, REIT, 7.13%, due 12/15/24	4,457,400

6,561,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, REIT, 6.00%, due 04/15/23	6,700,421

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

3,300,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, REIT, 8.25%, due 10/15/23	3,304,125

1,450,000	Western Midstream Operating LP, 5.38%, due 06/01/21	1,460,875

2,860,000	Wyndham Destinations, Inc., 6.60%, due 10/01/25	3,210,350

2,780,000	Wyndham Destinations, Inc., 144A, 6.63%, due 07/31/26	3,120,550

1,287,000	Wyndham Destinations, Inc., 6.00%, due 04/01/27	1,406,048

909,000	Wyndham Destinations, Inc., 144A, 4.63%, due 03/01/30	939,960

	Total Corporate Debt	156,087,552

	U.S. Government — 18.1%

10,000,000	U.S. Treasury Note, 1.75%, due 07/31/21 (b) (i)	10,109,766

15,000,000	U.S. Treasury Note, 1.38%, due 01/31/22	15,217,383

29,000,000	U.S. Treasury Note, 1.13%, due 02/28/22	29,367,031

210,000,000	U.S. Treasury Note, 1.75%, due 02/28/22	214,265,625

100,000,000	U.S. Treasury Note, 1.88%, due 04/30/22	102,460,938

100,000,000	U.S. Treasury Note, 1.88%, due 05/31/22	102,605,469

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued

100,000,000	U.S. Treasury Note, 0.13%, due 06/30/22	99,984,375

100,000,000	U.S. Treasury Note, 0.13%, due 07/31/22	99,968,750

145,000,000	U.S. Treasury Note, 1.63%, due 08/31/22 (b)	148,726,952

100,000,000	U.S. Treasury Note, 0.13%, due 09/30/22 (b)	99,972,656

100,000,000	U.S. Treasury Note, 0.13%, due 10/31/22 (b)	99,958,503

	Total U.S. Government	1,022,637,448

	Total United States	1,253,441,617

	TOTAL DEBT OBLIGATIONS (COST $1,302,954,671)	1,304,716,365

	MUTUAL FUNDS — 0.4%

	United States — 0.4%

	Affiliated Issuers — 0.4%

4,044,429	GMO U.S. Treasury Fund (j)	20,383,922

	TOTAL MUTUAL FUNDS (COST $20,383,922)	20,383,922

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Value ($)
Equity Options – Calls – 0.0%

FirstEnergy Corp. (e)	35.00	04/16/21	800	USD	2,124,800	24,000

Equity Options – Puts – 0.0%

FirstEnergy Corp. (e)	24.00	04/16/21	3,500	USD	9,296,000	542,500

	TOTAL PURCHASED OPTIONS (COST $420,743)					566,500

Shares		Description	Value ($)

		SHORT-TERM INVESTMENTS — 4.2%

		Foreign Government Obligations — 2.1%

JPY	2,400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/10/20	22,989,142

JPY	2,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/14/20	24,905,189

JPY	5,500,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/08/21	52,691,895

JPY	1,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 02/22/21	16,287,086

		Total Foreign Government Obligations	116,873,312

Shares	Description	Value ($)

	Money Market Funds — 0.5%

25,355,216	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (k)	25,355,216

186,142	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (i)	186,142

	Total Money Market Funds	25,541,358

	U.S. Government — 1.6%

47,000,000	U.S. Treasury Bill, 0.09%, due 07/15/21 (i) (l)	46,973,814

45,900,000	U.S. Treasury Bill, 0.11%, due 09/09/21 (i) (l)	45,862,247

	Total U.S. Government	92,836,061

	TOTAL SHORT-TERM INVESTMENTS (COST $234,881,075)	235,250,731

	TOTAL INVESTMENTS — 108.8% (Cost $6,158,144,014)	6,158,763,656

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (13.5)%

	Common Stocks — (13.4)%

	Australia — (0.3)%

(36,394)	Afterpay Ltd *	(2,535,767)

(502,774)	APA Group	(3,810,689)

(23,081)	ASX Ltd	(1,305,313)

(8,610)	Cochlear Ltd	(1,395,251)

(21,067)	Ramsay Health Care Ltd	(975,676)

(608,198)	Sydney Airport	(3,000,994)

(114,098)	TPG Telecom Ltd *	(644,142)

(370,353)	Transurban Group	(3,821,578)

	Total Australia	(17,489,410)

	Austria — (0.0)%

(39,678)	Verbund AG	(2,788,614)

	Canada — (0.0)%

(191,000)	AltaGas Ltd	(2,741,388)

(48,500)	Westshore Terminals Investment Corp	(618,434)

	Total Canada	(3,359,822)

	China — (0.1)%

(552,900)	BEST Inc ADR *	(1,619,997)

(49,200)	Yum China Holdings Inc	(2,773,896)

	Total China	(4,393,893)

	France — (0.4)%

(73,663)	Edenred	(4,209,482)

(237,712)	Getlink SE *	(3,939,412)

(4,131)	Hermes International	(4,019,286)

(6,569)	Sartorius Stedim Biotech	(2,368,595)

(28,504)	Ubisoft Entertainment SA *	(2,702,966)

(122,983)	Vivendi SA	(3,686,844)

(35,817)	Wendel SA	(4,046,778)

	Total France	(24,973,363)

	Germany — (0.6)%

(34,628)	Delivery Hero SE *	(4,210,323)

(40,138)	Puma SE *	(3,977,389)

(34,206)	QIAGEN NV *	(1,648,474)

(99,587)	RWE AG	(4,119,152)

(8,539)	Sartorius AG	(3,893,420)

(35,651)	Scout24 AG	(2,716,622)

(6,667)	TeamViewer AG *	(317,838)

(1,403,011)	Telefonica Deutschland Holding AG	(3,872,691)

(140,394)	thyssenkrupp AG *	(936,192)

(122,011)	Uniper SE	(4,129,914)

(39,359)	Zalando SE *	(3,997,975)

	Total Germany	(33,819,990)

Shares	Description	Value ($)

	Italy — (0.2)%

(18,022)	Ferrari NV	(3,818,517)

(281,019)	FinecoBank Banca Fineco SPA *	(4,436,648)

(38,390)	Infrastrutture Wireless Italiane SPA	(494,325)

	Total Italy	(8,749,490)

	Japan — (1.3)%

(158,300)	Acom Co Ltd	(759,921)

(100,900)	Asahi Intecc Co Ltd	(3,696,619)

(767,200)	ENEOS Holdings Inc	(2,620,603)

(300)	Fast Retailing Co Ltd	(245,808)

(30,600)	GMO Payment Gateway Inc	(4,291,313)

(46,500)	Hitachi Metals Ltd	(680,022)

(123,600)	Idemitsu Kosan Co Ltd	(2,562,484)

(273,800)	Isetan Mitsukoshi Holdings Ltd	(1,469,546)

(53,800)	Japan Airport Terminal Co Ltd	(3,116,267)

(62,000)	Japan Exchange Group Inc	(1,533,853)

(688)	Japan Real Estate Investment Corp	(3,563,746)

(416,600)	JGC Holding Corp	(3,709,038)

(237,500)	Keikyu Corp	(4,062,469)

(7,600)	Kintetsu Group Holdings Co Ltd	(336,613)

(188,400)	Kyushu Electric Power Co Inc	(1,587,418)

(52,000)	LINE Corp *	(2,679,560)

(114,500)	LIXIL Group Corp	(2,739,954)

(53,000)	M3 Inc	(4,877,151)

(78,800)	McDonald’s Holdings Co Japan Ltd	(3,822,193)

(49,500)	Mercari Inc *	(2,260,530)

(56,400)	Mitsubishi Materials Corp	(1,066,324)

(95,300)	Mitsubishi Motors Corp *	(171,463)

(68,500)	MonotaRO Co Ltd	(4,166,639)

(40,500)	Nihon M&A Center Inc	(2,829,883)

(39,100)	Nippon Paint Holdings Co Ltd	(5,009,760)

(189,500)	Nippon Yusen KK	(4,116,224)

(3,200)	Nissin Foods Holdings Co Ltd	(264,109)

(37,700)	Odakyu Electric Railway Co Ltd	(1,141,235)

(7,600)	ORIENTAL LAND CO LTD	(1,290,898)

(236,100)	Sharp Corp	(3,156,720)

(11,600)	Yaskawa Electric Corp	(556,554)

	Total Japan	(74,384,917)

	Netherlands — (0.4)%

(2,083)	Adyen NV *	(3,978,850)

(761,925)	Altice Europe NV *	(4,008,240)

(139,095)	Just Eat Takeaway.com NV *	(14,802,757)

	Total Netherlands	(22,789,847)

	Norway — (0.0)%

(9,730)	Schibsted ASA – B Shares *	(353,868)

	Peru — (0.0)%

(51,700)	Southern Copper Corp	(3,069,429)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — (0.0)%

(69,362)	Magnit PJSC Sponsored GDR (Registered)	(1,042,256)

	Singapore — (0.1)%

(576,700)	Singapore Exchange Ltd	(3,802,529)

	Spain — (0.4)%

(2,254,057)	Bankia SA	(3,876,913)

(63,193)	Cellnex Telecom SA	(4,003,057)

(136,958)	Endesa SA	(3,936,524)

(143,157)	Ferrovial SA	(3,997,716)

(128,438)	Siemens Gamesa Renewable Energy SA	(4,606,282)

	Total Spain	(20,420,492)

	Sweden — (0.1)%

(35,829)	Evolution Gaming Group AB	(3,048,588)

(163,572)	Lundin Energy AB	(3,907,817)

	Total Sweden	(6,956,405)

	Switzerland — (0.2)%

(4)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(357,947)

(449)	Partners Group Holding AG	(484,103)

(3,400)	Straumann Holding AG (Registered)	(3,924,600)

(46,095)	Swiss Re AG	(4,211,500)

	Total Switzerland	(8,978,150)

	United Kingdom — (1.2)%

(54,859)	Admiral Group Plc	(2,066,368)

(96,677)	Antofagasta Plc	(1,596,428)

(499,568)	Auto Trader Group Plc	(3,715,726)

(1,295,838)	ConvaTec Group Plc	(3,564,371)

(81,019)	Experian Plc	(2,870,493)

(301,696)	GVC Holdings Plc *	(4,145,536)

(44,518)	Halma Plc	(1,309,920)

(192,090)	Hargreaves Lansdown Plc	(3,638,126)

(532,923)	Informa Plc *	(3,733,017)

(49,697)	Land Securities Group Plc (REIT)	(434,623)

(34,998)	London Stock Exchange Group Plc	(3,774,591)

(121,734)	Ocado Group Plc *	(3,579,126)

(45,341)	Prudential Plc	(697,241)

(855,964)	Royal Dutch Shell Plc – Class A Sponsored ADR	(28,965,822)

(7,703)	Spirax-Sarco Engineering Plc	(1,134,692)

	Total United Kingdom	(65,226,080)

	United States — (8.1)%

(57)	AbbVie, Inc.	(5,961)

(298,809)	Advanced Micro Devices, Inc. *	(27,687,642)

(65,700)	AES Corp. (The)	(1,342,908)

(1,300)	Align Technology, Inc. *	(625,677)

(109,040)	American Airlines Group, Inc.	(1,540,735)

(16,800)	American Tower Corp. (REIT)	(3,884,160)

Shares	Description	Value ($)

	United States — continued

(188,868)	Analog Devices, Inc.	(26,267,761)

(208,581)	Aon Plc – Class A	(42,736,161)

(352,900)	Apache Corp.	(4,548,881)

(17,200)	Arthur J Gallagher & Co.	(1,985,052)

(13,000)	Autodesk, Inc. *	(3,642,990)

(17,700)	Avalara, Inc.*	(3,039,975)

(15,400)	Ball Corp.	(1,478,554)

(13,100)	Black Knight, Inc. *	(1,200,222)

(72,500)	Blackstone Group , Inc. (The) – Class A	(4,317,375)

(14,500)	Burlington Stores, Inc. *	(3,168,830)

(4,300)	Catalent, Inc. *	(413,402)

(415,600)	Charles Schwab Corp. (The)	(20,272,968)

(25,665)	Charter Communications, Inc. – Class A *	(16,733,323)

(78,100)	Cheniere Energy, Inc. *	(4,427,489)

(2,900)	Chipotle Mexican Grill, Inc. *	(3,739,347)

(30,100)	Cognex Corp.	(2,261,714)

(420,548)	ConocoPhillips	(16,636,879)

(1,300)	CoStar Group, Inc. *	(1,183,741)

(10,500)	Coupa Software, Inc. *	(3,453,555)

(22,600)	Crowdstrike Holdings, Inc. – Class A *	(3,464,128)

(31,500)	Datadog, Inc. – Class A *	(3,115,980)

(2,400)	Devon Energy Corp.	(35,472)

(10,300)	DexCom, Inc. *	(3,292,704)

(19,700)	Digital Realty Trust, Inc. (REIT)	(2,654,575)

(982,398)	Discovery, Inc. – Class A *	(26,436,330)

(18,200)	DocuSign, Inc. *	(4,147,416)

(690,500)	Endo International Plc *	(3,507,740)

(16,400)	Equifax, Inc.	(2,737,160)

(5,000)	Equinix, Inc. (REIT)	(3,488,950)

(62,400)	Equity LifeStyle Properties, Inc. (REIT)	(3,656,016)

(1,900)	Erie Indemnity Co. – Class A	(428,659)

(31,900)	Exact Sciences Corp. *	(3,861,814)

(6,300)	Extra Space Storage, Inc. (REIT)	(710,199)

(11,200)	Fastenal Co.	(553,840)

(4)	Fidelity National Financial, Inc.	(144)

(207)	First Horizon Corp.	(2,531)

(36,400)	Guidewire Software, Inc. *	(4,458,272)

(58,333)	HEICO Corp. – Class A	(6,460,380)

(6,400)	Hologic, Inc. *	(442,432)

(5,800)	IDEXX Laboratories, Inc. *	(2,673,684)

(30,200)	IHS Markit Ltd.	(3,003,692)

(41,300)	Ingersoll Rand, Inc. *	(1,828,351)

(16,100)	Insulet Corp. *	(4,149,131)

(19,600)	IQVIA Holdings, Inc. *	(3,312,204)

(48,600)	Lamb Weston Holdings, Inc.	(3,517,668)

(11,300)	Liberty Broadband Corp. – Class A *	(1,771,501)

(131,434)	Liberty Broadband Corp. – Class C *	(20,681,140)

(95,800)	Liberty Media Corp-Liberty Formula One – Class C *	(4,002,524)

(85,372)	Live Nation Entertainment, Inc. *	(5,604,672)

(2,600)	Lululemon Athletica, Inc. *	(962,572)

(7,000)	MarketAxess Holdings, Inc.	(3,774,260)

(315,697)	Marvell Technology Group Ltd.	(14,613,614)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(15,500)	MongoDB, Inc. *	(4,453,305)

(10,300)	MSCI, Inc.	(4,217,026)

(22,900)	NIKE Inc. – Class B	(3,084,630)

(75,100)	Nuance Communications, Inc. *	(3,239,063)

(17,700)	Okta, Inc. *	(4,337,208)

(8,100)	Paycom Software, Inc. *	(3,378,348)

(1,200)	Peloton Interactive, Inc. – Class A *	(139,620)

(21,000)	Pinterest, Inc. – Class A *	(1,470,420)

(12,000)	Public Storage (REIT)	(2,693,520)

(13,300)	RingCentral, Inc. – Class A *	(3,950,765)

(4,800)	Rockwell Automation, Inc.	(1,226,688)

(13,800)	Roku, Inc. *	(4,051,266)

(45,600)	Rollins, Inc.	(2,607,408)

(7,900)	ServiceNow, Inc. *	(4,222,945)

(1,289,551)	Sirius XM Holdings, Inc.	(8,369,186)

(104,000)	Slack Technologies Inc. – Class A *	(4,459,520)

(107,200)	Snap, Inc. – Class A *	(4,761,824)

(335,000)	Southwestern Energy Co. *	(1,041,850)

(18,600)	Splunk, Inc. *	(3,797,748)

(15,900)	Square, Inc. – Class A *	(3,354,264)

(29,900)	Starbucks Corp.	(2,930,798)

(8,400)	Sun Communities, Inc. (REIT)	(1,167,600)

(9,300)	Sunrun, Inc. *	(595,944)

(182,200)	Targa Resources Corp.	(4,281,700)

(15,500)	Teladoc Health, Inc. *	(3,080,935)

(10,100)	Tesla, Inc. *	(5,732,760)

(13,200)	Twilio, Inc. – Class A *	(4,225,188)

(100,100)	UDR, Inc. (REIT)	(3,850,847)

(11,300)	Vail Resorts, Inc.	(3,116,992)

(3,400)	West Pharmaceutical Services, Inc.	(935,544)

(4,100)	Weyerhaeuser Co. (REIT)	(119,065)

Shares / Par Value†	Description	Value ($)

	United States — continued

(137,400)	Williams Cos, Inc. (The)	(2,882,653)

(4,800)	Workday, Inc. – Class A *	(1,078,991)

(42,400)	Wynn Resorts Ltd.	(4,261,200)

(1,400)	XPO Logistics, Inc. *	(149,352)

(38,500)	Zillow Group, Inc. – Class C *	(4,150,685)

(2,500)	Zoetis, Inc.	(400,950)

(7,100)	Zoom Video Communications, Inc. – Class A *	(3,396,357)

(20,300)	Zscaler, Inc. *	(3,161,726)

	Total United States	(458,320,948)

	TOTAL COMMON STOCKS (PROCEEDS $685,638,680)	(760,919,503)

	RIGHTS/WARRANTS — (0.0)%

	Spain — (0.0)%

(107,649)	Ferrovial SA, Expires 11/23/20 *	(30,677)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $25,204)	(30,677)

	DEBT OBLIGATIONS — (0.1)%

	Corporate Debt — (0.1)%

	United States — (0.1)%

(3,015,000)	U.S. Concrete, Inc., 6.38%, due 06/01/24	(3,121,859)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $2,766,478)	(3,121,859)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $688,430,362)	(764,072,039)

	Other Assets and Liabilities (net) — 4.7%	265,854,524

	TOTAL NET ASSETS — 100.0%	$5,660,546,141

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/17/2020	GS	AUD	2,745,588	USD	2,010,226	(5,504)
12/17/2020	SSB	AUD	29,111,560	USD	21,231,548	(141,308)
12/17/2020	UBSA	AUD	4,131,852	USD	3,013,302	(20,183)
01/19/2021	MSCI	AUD	90,533,900	USD	64,660,544	(1,828,708)
02/08/2021	BCLY	AUD	159,690,050	USD	115,045,024	(2,249,487)
02/08/2021	DB	AUD	5,840,000	USD	4,169,077	(120,483)
02/26/2021	BOA	AUD	11,463,105	USD	8,417,106	(3,511)
02/26/2021	SSB	AUD	1,848	USD	1,357	—
02/02/2021	CITI	BRL	20,007,154	USD	3,666,000	(64,311)
02/02/2021	JPM	BRL	20,303,726	USD	3,535,571	(250,036)
12/02/2020	MSCI	CAD	2,826,817	USD	2,151,085	(25,571)
01/13/2021	BOA	CHF	9,271,935	USD	10,160,000	(60,115)
01/13/2021	JPM	CHF	23,570,760	USD	25,990,000	8,813
01/13/2021	MSCI	CHF	81,450,494	USD	88,847,007	(932,894)
12/02/2020	MSCI	CLP	10,825,554,000	USD	14,047,660	(160,968)
02/03/2021	MSCI	COP	42,798,245,300	USD	11,174,477	(694,785)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/16/2021	CITI	CZK	102,412,570	USD	4,574,032	(84,237)
01/19/2021	DB	EUR	18,253,200	USD	21,421,371	(384,337)
01/19/2021	GS	EUR	198,149,210	USD	233,275,987	(3,437,786)
01/19/2021	MSCI	EUR	77,507,000	USD	91,855,197	(736,514)
01/19/2021	SSB	EUR	120,642,209	USD	141,447,477	(2,674,584)
01/27/2021	BOA	EUR	2,110,000	USD	2,498,812	(22,299)
01/27/2021	DB	EUR	6,500,000	USD	7,708,220	(58,234)
01/13/2021	DB	GBP	1,900,000	USD	2,479,719	(54,943)
01/13/2021	MSCI	GBP	11,360,000	USD	15,024,131	(130,476)
01/19/2021	BCLY	GBP	3,074,403	USD	4,102,758	1,278
01/19/2021	JPM	GBP	41,169,850	USD	53,276,750	(1,646,863)
01/19/2021	MSCI	GBP	41,169,850	USD	53,223,353	(1,700,261)
01/19/2021	SSB	GBP	20,214,100	USD	26,738,112	(228,987)
01/19/2021	SSB	HKD	346,267,200	USD	44,660,749	(16,238)
01/13/2021	MSCI	HUF	3,367,271,618	USD	11,048,838	(148,120)
02/16/2021	CITI	IDR	20,607,980,000	USD	1,450,000	4,206
02/16/2021	JPM	IDR	31,567,890,000	USD	2,170,000	(44,708)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/29/2021	BOA	ILS	7,579,859	USD	2,270,000	(22,383)
01/22/2021	BCLY	INR	135,635,500	USD	1,820,000	(2,709)
01/22/2021	JPM	INR	137,722,140	USD	1,830,000	(20,750)
12/10/2020	CITI	JPY	2,400,000,000	USD	22,661,441	(329,484)
12/14/2020	SSB	JPY	2,600,000,000	USD	24,519,977	(389,710)
01/19/2021	BOA	JPY	21,401,038,734	USD	203,729,198	(1,468,926)
01/19/2021	CITI	JPY	852,540,000	USD	8,205,481	31,129
01/19/2021	DB	JPY	10,390,728,966	USD	98,908,833	(719,888)
01/19/2021	JPM	JPY	2,995,141,800	USD	28,825,546	107,431
01/19/2021	MSCI	JPY	5,980,247,500	USD	57,564,544	224,543
02/08/2021	JPM	JPY	5,500,000,000	USD	53,266,036	517,701
02/09/2021	BOA	JPY	643,834,899	USD	6,190,000	15,161
02/09/2021	JPM	JPY	683,045,915	USD	6,580,000	29,099
02/22/2021	JPM	JPY	1,700,000,000	USD	16,236,625	(70,072)
02/24/2021	GS	JPY	4,888,633,333	USD	47,095,889	202,167
02/24/2021	MSCI	JPY	9,777,266,667	USD	94,200,208	412,765
01/20/2021	JPM	NOK	168,678,841	USD	18,315,331	(650,689)
12/17/2020	UBSA	NZD	23,961,855	USD	16,319,102	(483,471)
02/05/2021	BCLY	NZD	7,550,000	USD	5,040,893	(253,618)
02/05/2021	JPM	NZD	37,300,000	USD	25,342,111	(814,880)
02/05/2021	MSCI	NZD	87,615,000	USD	58,316,982	(3,123,897)
02/02/2021	MSCI	PEN	13,824,065	USD	3,819,277	(14,777)
12/03/2020	JPM	PHP	36,318,750	USD	750,000	(5,225)
12/03/2020	MSCI	PHP	98,241,115	USD	2,029,356	(13,504)
01/25/2021	JPM	PHP	134,559,865	USD	2,785,919	(4,263)
02/01/2021	SSB	CAD	31,611,905	USD	24,343,459	6,732
02/16/2021	DB	PLN	9,439,307	USD	2,520,000	3,788
02/26/2021	BOA	RON	3,642,947	USD	884,003	(3,405)
02/16/2021	BCLY	RUB	342,539,865	USD	4,400,000	(53,943)
02/16/2021	MSCI	RUB	130,862,256	USD	1,680,000	(21,563)
02/05/2021	BCLY	SEK	26,377,958	USD	3,040,000	(39,499)
02/05/2021	DB	SEK	90,465,024	USD	10,400,000	(161,355)
02/05/2021	JPM	SEK	114,645,473	USD	13,300,000	(84,307)
01/15/2021	BCLY	SGD	1,739,153	USD	1,300,000	3,207
12/07/2020	BCLY	TWD	60,360,640	USD	2,120,000	5,369
12/07/2020	CITI	TWD	37,698,144	USD	1,320,000	(690)
12/07/2020	JPM	TWD	23,299,480	USD	820,000	3,743
12/07/2020	MSCI	TWD	65,783,466	USD	2,304,149	(461)
01/19/2021	DB	USD	10,939,597	AUD	15,425,400	389,014
02/08/2021	BOA	USD	5,648,145	AUD	7,900,000	154,513
02/08/2021	DB	USD	9,991,884	AUD	14,000,000	291,306
02/02/2021	JPM	USD	4,167,724	BRL	23,933,986	294,742
12/02/2020	GS	USD	1,555,554	CAD	2,035,746	11,975
12/02/2020	MSCI	USD	1,982,368	CAD	2,597,323	17,577
12/02/2020	SSB	USD	22,427,746	CAD	29,805,653	522,681
02/01/2021	SSB	USD	24,343,459	CAD	31,611,905	6,732
02/03/2021	JPM	USD	55,362,563	CAD	73,622,520	1,348,075
02/03/2021	MSCI	USD	55,374,847	CAD	73,622,520	1,335,791
02/12/2021	DB	USD	628,956	CAD	818,658	1,662
01/13/2021	DB	USD	10,300,000	CHF	9,317,936	(29,180)
12/02/2020	MSCI	USD	14,122,981	CLP	10,825,554,000	85,648
02/26/2021	MSCI	USD	7,001,393	CLP	5,412,777,000	116,113
02/03/2021	MSCI	USD	3,370,000	COP	12,227,120,000	20,954
02/16/2021	BOA	USD	1,430,000	CZK	31,827,067	17,664
02/16/2021	CITI	USD	1,010,000	CZK	22,393,619	8,581
02/16/2021	DB	USD	1,590,000	CZK	34,752,010	(9,294)
01/13/2021	UBSA	USD	82,415,762	EUR	69,684,419	819,662
01/19/2021	BOA	USD	45,279,028	EUR	38,761,389	1,026,252

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/19/2021	DB	USD	31,745,336	EUR	26,820,545	295,127
01/19/2021	JPM	USD	1,375,020	EUR	1,160,250	11,043
01/19/2021	MSCI	USD	23,821,006	EUR	20,399,190	548,353
01/27/2021	DB	USD	76,795,607	EUR	64,661,000	463,882
01/27/2021	JPM	USD	41,139,203	EUR	34,590,000	190,281
02/16/2021	BCLY	USD	2,508,345	EUR	2,112,522	16,891
02/16/2021	GS	USD	82,738,460	EUR	70,000,000	937,119
02/16/2021	JPM	USD	471,807	EUR	397,505	3,357
01/13/2021	MSCI	USD	33,864,576	GBP	26,172,700	1,050,651
01/19/2021	DB	USD	20,733,707	GBP	16,047,000	674,174
01/19/2021	MSCI	USD	9,516,316	GBP	7,279,300	194,806
01/19/2021	SSB	USD	6,525,969	GBP	4,962,800	94,772
01/19/2021	SSB	USD	9,728,335	HKD	75,419,900	2,687
01/13/2021	BOA	USD	1,000,000	HUF	303,089,100	7,842
02/16/2021	JPM	USD	5,716,143	IDR	85,044,771,400	250,341
01/29/2021	MSCI	USD	6,509,832	ILS	22,060,518	161,950
01/22/2021	JPM	USD	1,142,500	INR	84,767,769	(3,366)
12/10/2020	MSCI	USD	27,923,780	JPY	2,922,522,465	72,677
12/10/2020	SSB	USD	39,738,376	JPY	4,209,073,772	582,666
01/19/2021	BOA	USD	13,234,042	JPY	1,391,012,900	103,313
01/19/2021	BONY	USD	6,376,194	JPY	665,589,900	5,636
01/19/2021	CITI	USD	6,453,330	JPY	673,827,200	7,481
02/09/2021	BOA	USD	25,990,000	JPY	2,723,152,109	126,985
02/09/2021	MSCI	USD	69,427,841	JPY	7,196,022,133	(412,818)
02/10/2021	MSCI	USD	5,164,160	JPY	535,547,692	(27,813)
02/10/2021	SSB	USD	24,030,637	JPY	2,488,335,316	(165,435)
02/19/2021	MSCI	USD	10,381,290	KRW	11,484,198,110	(26,040)
01/21/2021	BOA	USD	2,460,000	MXN	51,459,438	72,858
01/21/2021	CITI	USD	2,030,000	MXN	43,284,716	100,494
01/21/2021	GS	USD	1,400,000	MXN	29,991,343	76,188
01/21/2021	MSCI	USD	3,861,796	MXN	82,311,289	189,605
01/20/2021	JPM	USD	16,450,000	NOK	151,505,129	585,031
12/17/2020	UBSA	USD	1,401,377	NZD	2,029,854	22,001
02/05/2021	DB	USD	4,694,648	NZD	7,000,000	214,171
02/05/2021	JPM	USD	24,851,586	NZD	37,070,000	1,144,116
02/02/2021	MSCI	USD	4,560,000	PEN	16,365,600	(21,060)
12/03/2020	JPM	USD	2,791,698	PHP	134,559,865	6,386
02/16/2021	MSCI	USD	3,655,865	PLN	13,868,432	41,008
02/16/2021	BCLY	USD	520,721	RUB	40,594,099	7,112
02/05/2021	BCLY	USD	105,082,336	SEK	935,201,265	4,097,902
02/05/2021	JPM	USD	9,850,000	SEK	88,605,420	494,256
01/15/2021	GS	USD	1,650,000	SGD	2,240,434	20,571
01/15/2021	MSCI	USD	1,720,000	SGD	2,330,665	17,852
01/15/2021	BOA	USD	3,680,000	THB	114,914,581	118,082
02/16/2021	BCLY	USD	10,100,000	TRY	80,514,170	(93,523)
12/07/2020	JPM	USD	6,494,820	TWD	187,141,730	61,369
02/02/2021	MSCI	USD	2,324,504	TWD	65,783,466	(821)
01/29/2021	DB	USD	2,260,000	ZAR	37,175,554	122,678
01/29/2021	MSCI	USD	6,885,153	ZAR	113,669,052	400,194

						$(5,829,288)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
116	CAC40 10 Euro	December 2020	7,610,885	23,945
213	Canadian Government Bond 10 Yr.	March 2021	24,411,273	22,793
152	Gold 100 OZ (i)	February 2021	27,069,680	(1,961,748)
71	Hang Seng Index	December 2020	12,089,128	(94,478)
2,330	Mini MSCI Emerging Markets	December 2020	140,067,950	11,122,558
72	S&P 500 E-Mini	December 2020	13,043,520	205,794
49	S&P/TSX 60	December 2020	7,712,019	428,763
126	Silver (i)	March 2021	14,233,590	(1,339,027)
607	U.S. Treasury Note 10 Yr. (CBT)	March 2021	83,870,328	142,512
281	WTI Crude (i)	December 2020	12,740,540	1,183,955

			$342,848,913	$9,735,067

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
1,047	Corn (i)	March 2021	22,301,100	(320,688)
22	DAX Index	December 2020	8,728,208	(214,960)
4,137	E-mini Russell 2000 Index	December 2020	376,487,685	(64,562,659)
513	Euro Bund	December 2020	107,241,139	52,933
9,214	Euro STOXX 50	December 2020	384,858,932	(21,964,078)
1,167	FTSE 100 Index	December 2020	97,351,184	(3,857,215)
296	FTSE/JSE TOP 40	December 2020	10,005,735	(67,102)
43	Gilt Long Bond	March 2021	7,692,504	(7,134)
204	Hang Seng Index	December 2020	34,734,959	242,990
33	Japanese Government Bond 10 Yr. (OSE)	December 2020	48,055,460	4,031
4,317	S&P 500 E-Mini	December 2020	782,067,720	(55,007,239)
162	SGX Nifty 50	December 2020	4,188,685	5,403
203	Soybean (i)	January 2021	11,860,275	(1,039,624)
562	SPI 200	December 2020	67,221,862	(6,025,599)
2,990	TOPIX Index	December 2020	501,988,436	(39,601,163)

			$2,464,783,884	$(192,362,104)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(7,449,132)
Average interest rate (net)	(0.21)%
Maximum balance outstanding	$(91,591,373)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
FirstEnergy Corp. (e)	30.00	04/16/21	(3,500)	USD	(9,296,000)	(385,000)

Equity Options – Puts
FirstEnergy Corp. (e)	28.00	04/16/21	(3,500)	USD	(9,296,000)	(1,120,000)

	TOTAL WRITTEN OPTIONS

	(Premiums $1,431,533)					$(1,505,000)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	0.97%	N/A	12/20/2024	Quarterly	96,637	(1,577)	(98,214)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	0.89%	N/A	12/20/2024	Quarterly	(139,584)	(187,467)	(47,883)
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	3.17%	N/A	12/20/2024	Quarterly	14,842	(39,507)	(54,349)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	3.17%	N/A	12/20/2024	Quarterly	142,500	(79,014)	(221,514)
United Rentals North America, Inc.	CSI	USD	1,140,000	5.00%	0.86%	N/A	12/20/2024	Quarterly	(96,605)	(189,377)	(92,772)
United Rentals North America, Inc.	JPM	USD	1,140,000	5.00%	0.86%	N/A	12/20/2024	Quarterly	(51,323)	(189,378)	(138,055)

									$(33,533)	$(686,320)	$(652,787)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month AUD BBSW	0.15%	AUD	62,864,000	12/16/2022	Quarterly	7,727	63,608	55,881
3 Month AUD BBSW	0.10%	AUD	92,610,000	12/16/2022	Quarterly	(4,503)	25,767	30,270
0.07%	3 Month AUD BBSW	AUD	103,960,000	12/16/2022	Quarterly	—	13,021	13,021
(0.67)%	6 Month CHF LIBOR	CHF	76,920,000	12/16/2022	Semi-Annually	18,648	(59,365)	(78,013)
6 Month CHF LIBOR	(0.72)%	CHF	55,220,000	12/16/2022	Semi-Annually	(456)	(7,797)	(7,341)
0.18%	3 Month NZD Bank Bill Rate	NZD	547,530,000	12/16/2022	Quarterly	106,071	505,611	399,540
(0.05)%	3 Month SEK STIBOR	SEK	387,130,000	12/16/2022	Quarterly	3,796	5,730	1,934
3 Month SEK STIBOR	(0.04)%	SEK	382,100,000	12/16/2022	Quarterly	991	3,263	2,272
3 Month SEK STIBOR	(0.03)%	SEK	431,300,000	12/16/2022	Quarterly	—	6,200	6,200
0.55%	3 Month CAD LIBOR	CAD	56,870,000	12/19/2022	Semi-Annually	—	2,008	2,008
0.56%	3 Month CAD LIBOR	CAD	160,700,000	12/19/2022	Semi-Annually	20,224	(19,169)	(39,393)
0.55%	3 Month CAD LIBOR	CAD	41,230,000	12/19/2022	Semi-Annually	—	(457)	(457)
6 Month EURIBOR	(0.48)%	EUR	57,530,000	12/21/2022	Semi-Annually	13,007	54,154	41,147
6 Month GBP LIBOR	0.08%	GBP	260,380,000	12/21/2022	Semi-Annually	103,713	(63,159)	(166,872)
3 Month USD LIBOR	0.24%	USD	60,360,000	12/21/2022	Quarterly	(24,015)	9,671	33,686
3 Month USD LIBOR	0.23%	USD	25,310,000	12/21/2022	Quarterly	151	(3,583)	(3,734)
0.87%	6 Month AUD BBSW	AUD	13,070,000	12/16/2030	Semi-Annually	(10,268)	22,422	32,690
0.76%	6 Month AUD BBSW	AUD	19,220,000	12/16/2030	Semi-Annually	10,389	181,833	171,444
0.77%	6 Month AUD BBSW	AUD	3,350,000	12/16/2030	Semi-Annually	—	28,810	28,810
0.88%	6 Month AUD BBSW	AUD	9,440,000	12/16/2030	Semi-Annually	—	12,810	12,810
6 Month AUD BBSW	0.79%	AUD	39,480,000	12/16/2030	Semi-Annually	4,097	(305,554)	(309,651)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.93%	6 Month AUD BBSW	AUD	12,310,000	12/16/2030	Semi-Annually	—	(29,642)	(29,642)
6 Month AUD BBSW	0.89%	AUD	21,710,000	12/16/2030	Semi-Annually	—	(1,436)	(1,436)
3 Month CAD LIBOR	1.28%	CAD	74,200,000	12/16/2030	Semi-Annually	(20,276)	440,090	460,366
3 Month CAD LIBOR	1.23%	CAD	21,320,000	12/16/2030	Semi-Annually	22,326	47,171	24,845
3 Month CAD LIBOR	1.20%	CAD	189,350,000	12/16/2030	Semi-Annually	(323,545)	(3,524)	320,021
3 Month CAD LIBOR	1.11%	CAD	21,140,000	12/16/2030	Semi-Annually	(6,008)	(135,604)	(129,596)
3 Month CAD LIBOR	1.09%	CAD	37,730,000	12/16/2030	Semi-Annually	—	(300,949)	(300,949)
3 Month CAD LIBOR	1.09%	CAD	6,690,000	12/16/2030	Semi-Annually	—	(54,357)	(54,357)
3 Month CAD LIBOR	1.11%	CAD	12,870,000	12/16/2030	Semi-Annually	—	(86,384)	(86,384)
3 Month CAD LIBOR	1.13%	CAD	20,650,000	12/16/2030	Semi-Annually	—	(107,889)	(107,889)
3 Month CAD LIBOR	1.15%	CAD	5,200,000	12/16/2030	Semi-Annually	—	(19,433)	(19,433)
6 Month CHF LIBOR	(0.26)%	CHF	13,200,000	12/16/2030	Semi-Annually	(19,153)	53,935	73,088
(0.32)%	6 Month CHF LIBOR	CHF	8,840,000	12/16/2030	Semi-Annually	—	28,940	28,940
6 Month CHF LIBOR	(0.30)%	CHF	146,140,000	12/16/2030	Semi-Annually	(63,913)	(147,486)	(83,573)
(0.27)%	6 Month CHF LIBOR	CHF	8,730,000	12/16/2030	Semi-Annually	—	(25,786)	(25,786)
(0.29)%	6 Month CHF LIBOR	CHF	14,790,000	12/16/2030	Semi-Annually	—	(10,193)	(10,193)
0.59%	3 Month NZD Bank Bill Rate	NZD	106,400,000	12/16/2030	Quarterly	(49,127)	2,172,934	2,222,061
0.85%	3 Month NZD Bank Bill Rate	NZD	10,690,000	12/16/2030	Quarterly	—	29,495	29,495
3 Month NZD Bank Bill Rate	0.55%	NZD	55,750,000	12/16/2030	Quarterly	103,372	(1,260,208)	(1,363,580)
3 Month NZD Bank Bill Rate	0.46%	NZD	27,940,000	12/16/2030	Quarterly	(15,439)	(820,212)	(804,773)
3 Month NZD Bank Bill Rate	0.48%	NZD	48,590,000	12/16/2030	Quarterly	1,211	(1,360,143)	(1,361,354)
3 Month NZD Bank Bill Rate	0.74%	NZD	8,620,000	12/16/2030	Quarterly	—	(86,980)	(86,980)
3 Month NZD Bank Bill Rate	0.81%	NZD	12,580,000	12/16/2030	Quarterly	2,108	(69,027)	(71,135)
3 Month NZD Bank Bill Rate	0.78%	NZD	120,640,000	12/16/2030	Quarterly	(217,780)	(867,638)	(649,858)
3 Month NZD Bank Bill Rate	0.82%	NZD	74,630,000	12/16/2030	Quarterly	(6,833)	(315,339)	(308,506)
3 Month NZD Bank Bill Rate	0.86%	NZD	89,140,000	12/16/2030	Quarterly	(10,759)	(154,760)	(144,001)
3 Month SEK STIBOR	0.34%	SEK	721,220,000	12/16/2030	Quarterly	(188,184)	(86,807)	101,377
0.30%	3 Month SEK STIBOR	SEK	99,400,000	12/16/2030	Quarterly	—	55,663	55,663
0.31%	3 Month SEK STIBOR	SEK	128,300,000	12/16/2030	Quarterly	—	54,035	54,035
3 Month SEK STIBOR	0.30%	SEK	64,500,000	12/16/2030	Quarterly	—	(32,015)	(32,015)
0.37%	3 Month SEK STIBOR	SEK	121,000,000	12/16/2030	Quarterly	669	(27,432)	(28,101)
0.39%	3 Month SEK STIBOR	SEK	102,240,000	12/16/2030	Quarterly	—	(53,933)	(53,933)
0.39%	3 Month SEK STIBOR	SEK	87,600,000	12/16/2030	Quarterly	—	(45,196)	(45,196)
(0.18)%	6 Month EURIBOR	EUR	189,020,000	12/18/2030	Semi-Annually	133,513	(1,660,424)	(1,793,937)
(0.21)%	6 Month EURIBOR	EUR	131,550,000	12/18/2030	Semi-Annually	(30,173)	(751,928)	(721,755)
(0.18)%	6 Month EURIBOR	EUR	11,490,000	12/18/2030	Semi-Annually	(39,512)	(107,984)	(68,472)
0.45%	6 Month GBP LIBOR	GBP	55,330,000	12/18/2030	Semi-Annually	(22,555)	213,501	236,056
0.36%	6 Month GBP LIBOR	GBP	7,170,000	12/18/2030	Semi-Annually	(630)	113,220	113,850
6 Month GBP LIBOR	0.54%	GBP	9,400,000	12/18/2030	Semi-Annually	24,084	69,659	45,575
6 Month GBP LIBOR	0.53%	GBP	13,890,000	12/18/2030	Semi-Annually	20,353	90,041	69,688
0.70%	3 Month USD LIBOR	USD	37,310,000	12/18/2030	Quarterly	48,881	553,133	504,252
0.88%	3 Month USD LIBOR	USD	154,720,000	12/18/2030	Quarterly	(569,787)	(449,162)	120,625
3 Month USD LIBOR	0.82%	USD	13,190,000	12/18/2030	Quarterly	(11,009)	(40,517)	(29,508)
3 Month USD LIBOR	0.75%	USD	6,930,000	12/18/2030	Quarterly	1,718	(68,803)	(70,521)
0.86%	3 Month USD LIBOR	USD	8,420,000	12/18/2030	Quarterly	—	(5,475)	(5,475)
0.85%	3 Month USD LIBOR	USD	8,420,000	12/18/2030	Quarterly	—	(115)	(115)
0.85%	3 Month USD LIBOR	USD	17,290,000	12/18/2030	Quarterly	—	(1,082)	(1,082)
0.86%	3 Month USD LIBOR	USD	17,070,000	12/18/2030	Quarterly	—	(20,296)	(20,296)
0.88%	3 Month USD LIBOR	USD	18,250,000	12/18/2030	Quarterly	—	(48,512)	(48,512)

						$(986,876)	$(4,859,030)	$(3,872,154)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.25%)	Appreciation on Total Return on CSI 500 Index	GS	USD	11,114,886	12/07/2020	Monthly	—	(36,704)	(36,704)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	2,248,032	05/24/2022	Monthly	—	28,810	28,810
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	488,114	05/24/2022	Monthly	—	17,923	17,923
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.50%	GS	USD	1,404,782	05/24/2022	Monthly	—	155,617	155,617
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	243,965	05/24/2022	Monthly	—	(4,169)	(4,169)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.50%	GS	USD	94,227	05/24/2022	Monthly	—	1,818	1,818
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	286,294	05/24/2022	Monthly	—	1,526	1,526
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	846,889	10/18/2022	Monthly	—	49,750	49,750
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	41,578,142	10/18/2022	Monthly	—	(872,863)	(872,863)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.50%	MORD	USD	198,455	10/18/2022	Monthly	—	16	16
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	646,167	10/18/2022	Monthly	—	1,845	1,845

							$—	$(656,431)	$(656,431)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Investment valued using significant unobservable inputs.

(d)	Securities are traded on separate exchanges for the same entity.

(e)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(f)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(j)	All or a portion of this security is purchased with collateral from securities loaned.

(k)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(l)	The rate shown represents yield-to-maturity.

(m)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

PIK - Payment In Kind

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company

SOFR - Secured Overnight Financing Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BONY - Bank of New York

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

614,798	GMO Emerging Markets Fund, Class VI	20,878,526

8,105,955	GMO International Equity Fund, Class IV	180,681,741

387,104	GMO-Usonian Japan Value Creation Fund, Class VI	8,342,097

	TOTAL MUTUAL FUNDS (COST $213,978,447)	209,902,364

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

92,137	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	92,137

	TOTAL SHORT-TERM INVESTMENTS (COST $92,137)	92,137

	TOTAL INVESTMENTS — 100.0% (Cost $214,070,584)	209,994,501

	Other Assets and Liabilities (net) — (0.0%)	(41,300)

	TOTAL NET ASSETS — 100.0%	$209,953,201

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2020.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

9,683,715	GMO Emerging Markets Fund, Class VI	328,858,948

19,784,816	GMO International Equity Fund, Class IV	441,003,542

1,497,142	GMO-Usonian Japan Value Creation Fund, Class VI	32,263,417

	TOTAL MUTUAL FUNDS (COST $785,760,815)	802,125,907

	SHORT-TERM INVESTMENTS — 0.0%

175,252	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	175,252

	TOTAL SHORT-TERM INVESTMENTS (COST $175,252)	175,252

	TOTAL INVESTMENTS — 100.0% (Cost $785,936,067)	802,301,159

	Other Assets and Liabilities (net) — (0.0%)	(57,024)

	TOTAL NET ASSETS — 100.0%	$802,244,135

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2020.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 96.3%

	United States — 96.3%

	U.S. Government — 96.3%

15,000,000	U.S. Treasury Note, 1.38%, due 01/31/21	15,030,684

25,000,000	U.S. Treasury Note, 1.25%, due 03/31/21 (a)	25,094,727

25,000,000	U.S. Treasury Note, 1.38%, due 04/30/21	25,134,766

17,700,000	U.S. Treasury Note, 2.63%, due 05/15/21 (b)	17,904,656

47,000,000	U.S. Treasury Note, 1.38%, due 05/31/21	47,301,094

43,000,000	U.S. Treasury Note, 1.63%, due 06/30/21	43,386,328

20,000,000	U.S. Treasury Note, 1.13%, due 08/31/21	20,150,781

30,000,000	U.S. Treasury Note, 1.63%, due 12/31/21	30,489,843

30,000,000	U.S. Treasury Note, 1.50%, due 01/31/22	30,482,813

14,500,000	U.S. Treasury Note, 0.13%, due 04/30/22	14,500,566

58,700,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 0.20%, due 01/31/21 (a) (b)	58,712,289

	Total U.S. Government	328,188,547

	TOTAL DEBT OBLIGATIONS (COST $327,344,902)	328,188,547

	SHORT-TERM INVESTMENTS — 3.0%

	Money Market Funds — 3.0%

9,764,293	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	9,764,293

624,931	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (b)	624,931

	TOTAL SHORT-TERM INVESTMENTS (COST $10,389,224)	10,389,224

	TOTAL INVESTMENTS — 99.3% (Cost $337,734,126)	338,577,771

	Other Assets and Liabilities (net) — 0.7%	2,294,540

	TOTAL NET ASSETS — 100.0%	$340,872,311

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/17/2020	GS	AUD	1,928,801	USD	1,412,203	(3,867)
12/17/2020	SSB	AUD	19,357,499	USD	14,117,766	(93,943)
12/17/2020	UBSA	AUD	2,880,304	USD	2,100,565	(14,070)
12/17/2020	UBSA	NZD	15,953,835	USD	10,865,280	(321,895)
12/02/2020	GS	USD	1,066,079	CAD	1,395,172	8,207
12/02/2020	MSCI	USD	1,387,877	CAD	1,818,097	12,062
12/02/2020	SSB	USD	13,555,013	CAD	18,014,116	315,901
02/01/2021	SSB	USD	16,346,626	CAD	21,227,385	4,520
01/13/2021	UBSA	USD	50,716,585	EUR	42,882,037	504,400
02/16/2021	BCLY	USD	2,110,120	EUR	1,777,138	14,209
02/16/2021	GS	USD	59,098,900	EUR	50,000,000	669,371
02/16/2021	JPM	USD	974,498	EUR	821,031	6,934
12/10/2020	MSCI	USD	18,466,014	JPY	1,932,804,318	49,385
12/10/2020	SSB	USD	24,773,252	JPY	2,620,595,294	330,878
02/10/2021	MSCI	USD	3,824,973	JPY	396,667,663	(20,601)
02/10/2021	SSB	USD	17,804,412	JPY	1,843,107,114	(127,484)
12/17/2020	UBSA	USD	885,534	NZD	1,282,671	13,903

						$1,347,910

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
79	CAC40 10 Euro	December 2020	5,183,275	15,699
143	Canadian Government Bond 10 Yr.	March 2021	16,388,789	15,353
101	Gold 100 OZ (b)	February 2021	17,987,090	(1,298,039)
47	Hang Seng Index	December 2020	8,002,662	(62,485)
848	Mini MSCI Emerging Markets	December 2020	50,977,520	4,342,481
180	S&P 500 E-Mini	December 2020	32,608,800	1,336,624
32	S&P/TSX 60	December 2020	5,036,421	280,008
83	Silver (b)	March 2021	9,376,095	(883,775)
408	U.S. Treasury Note 10 Yr. (CBT)	March 2021	56,374,125	96,144
189	WTI Crude (b)	December 2020	8,569,260	789,173

			$210,504,037	$4,631,183

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

Futures Contracts — continued

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
704	Corn (b)	March 2021	14,995,200	(213,453)
15	DAX Index	December 2020	5,951,051	(158,234)
134	E-mini Russell 2000 Index	December 2020	12,194,670	(1,122,082)
344	Euro Bund	December 2020	71,912,187	52,768
198	FTSE/JSE TOP 40	December 2020	6,693,026	(69,596)
28	Gilt Long Bond	March 2021	5,009,072	(4,583)
22	Japanese Government Bond 10 Yr. (OSE)	December 2020	32,036,973	(1,565)
137	Soybean (b)	January 2021	8,004,225	(692,391)
68	SPI 200	December 2020	8,133,606	(473,645)
15	TOPIX Index	December 2020	2,518,337	(46,080)

			$167,448,347	$(2,728,861)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2020.

The rates shown on variable rate notes are the current interest rates at November 30, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 80.4%

	Germany — 1.3%

79,180	GRENKE AG	3,459,546

	Israel — 3.7%

38,000	Wix.com Ltd *	9,706,340

	New Zealand — 4.7%

1,220,000	Ryman Healthcare Ltd	12,602,858

	United Kingdom — 5.6%

1,960,000	boohoo Group Plc *	8,223,485

640,000	Burford Capital Ltd	6,521,600

	Total United Kingdom	14,745,085

	United States — 65.1%

675,300	At Home Group, Inc. *	12,790,182

346,830	Cardlytics, Inc. *	41,161,785

177,514	Carvana Co. *	44,415,778

95,684	Fastly, Inc. – Class A *	8,111,133

207,920	Interactive Brokers Group, Inc. – Class A	10,969,859

891,944	Redfin Corp. *	42,715,198

48,953	Wayfair, Inc. – Class A *	12,451,685

	Total United States	172,615,620

	TOTAL COMMON STOCKS (COST $95,168,604)	213,129,449

	SHORT-TERM INVESTMENTS — 4.8%

	Money Market Funds — 4.8%

12,795,746	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	12,795,746

10	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (b)	10

	TOTAL SHORT-TERM INVESTMENTS (COST $12,795,756)	12,795,756

	TOTAL INVESTMENTS — 85.2% (Cost $107,964,360)	225,925,205

	Other Assets and Liabilities (net) — 14.8%	39,372,078

	TOTAL NET ASSETS — 100.0%	$265,297,283

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(b)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 30.4%

	Australia — 0.8%

25,635	Accent Group Ltd	40,661

17,346	Ansell Ltd	474,454

26,425	Asaleo Care Ltd	19,425

9,288	AUB Group Ltd	113,844

48,596	Australian Pharmaceutical Industries Ltd	42,943

46,248	BlueScope Steel Ltd	578,676

4,615	Computershare Ltd	48,356

25,239	Coronado Global Resources Inc	19,537

18,346	CSR Ltd	65,118

41,178	Dexus (REIT)	295,027

41,990	Fortescue Metals Group Ltd	559,416

34,199	G8 Education Ltd	29,467

31,008	Genworth Mortgage Insurance Australia Ltd	60,186

117,986	GPT Group (The) (REIT)	407,787

10,503	GWA Group Ltd	22,242

18,720	JB Hi-Fi Ltd	628,804

13,003	McMillan Shakespeare Ltd	113,422

73,163	Mirvac Group (REIT)	138,232

976	Rio Tinto Ltd	72,818

34,636	Sandfire Resources NL	111,477

201,264	Scentre Group (REIT)	411,704

63,977	Stockland (REIT)	212,478

6,747	Super Retail Group Ltd	48,819

	Total Australia	4,514,893

	Austria — 0.0%

1,110	AT&S Austria Technologie & Systemtechnik AG	26,534

	Belgium — 0.3%

16,078	Ageas SA/NV	787,189

9,099	AGFA-Gevaert NV *	37,657

9,467	bpost SA	114,204

5,747	Etablissements Franz Colruyt NV	342,531

96	Melexis NV	9,209

938	Orange Belgium SA	18,109

542	UCB SA	58,001

	Total Belgium	1,366,900

	Canada — 0.9%

16,476	Brookfield Asset Management Inc – Class A (a) (b)	667,113

3,400	Canadian Apartment Properties (REIT)	133,937

700	Canadian Tire Corp Ltd – Class A	89,458

3,100	Canadian Western Bank	72,040

12,500	Cascades Inc	140,525

18,258	Celestica Inc *	137,494

24,700	CI Financial Corp	323,704

900	Cogeco Inc	55,128

37,100	Fortuna Silver Mines Inc *	236,249

600	goeasy Ltd	39,261

200	iA Financial Corp Inc	8,758

Shares	Description	Value ($)

	Canada — continued

8,300	IGM Financial Inc	219,531

8,600	Imperial Oil Ltd	148,863

3,175	Labrador Iron Ore Royalty Corp	64,272

3,100	Linamar Corp	142,790

6,500	Magna International Inc	398,599

13,700	Manulife Financial Corp	233,450

6,400	Martinrea International Inc	70,076

800	Norbord Inc	29,993

12,017	Nutrien Ltd	592,078

14,600	Power Corp of Canada	328,716

6,500	RioCan Real Estate Investment Trust	87,788

1,600	Stella-Jones Inc	54,430

19,800	TELUS Corp	381,913

2,800	TFI International Inc	142,080

9,600	Tourmaline Oil Corp	133,647

8,900	Transcontinental Inc – Class A	132,126

1,000	West Fraser Timber Co Ltd	55,371

	Total Canada	5,119,390

	China — 0.6%

66,000	Agile Group Holdings Ltd	95,294

158,500	BAIC Motor Corp Ltd – Class H	59,323

418,000	Bank of Communications Co Ltd – Class H	230,990

9,500	Beijing Enterprises Holdings Ltd	30,783

140,000	China Communications Construction Co Ltd – Class H	72,566

124,000	China Communications Services Corp Ltd – Class H	66,082

2,756,000	China Huarong Asset Management Co Ltd – Class H	315,946

12,500	China Overseas Land & Investment Ltd	30,435

47,000	China Railway Construction Corp Ltd – Class H	31,058

754,000	China Railway Group Ltd – Class H	372,190

354,000	China Zhongwang Holdings Ltd *	77,101

59,000	Chongqing Rural Commercial Bank Co Ltd – Class H	25,298

382,000	Dongfeng Motor Group Co Ltd – Class H	393,017

41,000	Fosun International Ltd	59,164

278,400	Guangzhou R&F Properties Co Ltd – Class H	363,287

200	JOYY Inc ADR	17,814

20,000	Kingboard Holdings Ltd	76,414

191,800	Legend Holdings Corp – Class H	261,156

15,300	Momo Inc Sponsored ADR	220,014

38,000	Seazen Group Ltd *	33,630

35,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	59,693

73,500	Shimao Group Holdings Ltd	273,948

70,400	Sinopharm Group Co Ltd – Class H	174,258

270,000	Skyworth Group Ltd *	73,695

435,000	Yuzhou Group Holdings Co Ltd	172,891

	Total China	3,586,047

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Denmark — 0.2%

24,585	Danske Bank A/S *	404,741

8,216	Demant A/S *	309,941

1,699	Matas A/S *	21,932

3,900	Pandora A/S	391,032

6,502	Scandinavian Tobacco Group A/S	100,054

	Total Denmark	1,227,700

	Finland — 0.3%

8,939	Kesko Oyj – B Shares	234,021

13,504	Neste Oyj (b)	902,341

55,643	Nokia Oyj *	221,904

2,085	UPM-Kymmene Oyj	68,414

1,122	Uponor Oyj	22,812

	Total Finland	1,449,492

	France — 1.2%

1,608	Akka Technologies *	48,347

7,508	ALD SA	96,068

10,399	APERAM SA	395,244

1,656	Arkema SA	192,852

3,979	Atos SE *	363,206

801	Capgemini SE	111,440

2,325	Eiffage SA *	227,309

1,832	Fnac Darty SA *	97,948

2,665	IPSOS	85,143

864	Kering SA (b)	623,783

1,211	LVMH Moet Hennessy Louis Vuitton SE (b)	695,593

4,329	Metropole Television SA *	67,875

12,844	Peugeot SA *	301,337

17,145	Publicis Groupe SA	772,591

3,784	Quadient SA	67,644

11,291	Renault SA *	448,273

2,206	Rexel SA *	29,832

6,309	Safran SA * (b)	919,688

1,129	Societe BIC SA	66,826

14,576	Societe Generale SA *	289,009

592	Sopra Steria Group *	89,757

1,723	Tarkett SA *	29,809

8,216	Television Francaise 1 *	63,498

2,191	Unibail-Rodamco-Westfield (REIT)	154,167

9,678	Valeo SA	373,376

566	Vicat SA	23,051

	Total France	6,633,666

	Germany — 1.1%

28,465	Aroundtown SA *	197,008

4,614	Aurubis AG	350,672

7,461	Bayer AG (Registered)	429,856

1,205	Bayerische Motoren Werke AG	104,557

3,474	Brenntag AG	266,033

4,936	CECONOMY AG *	24,317

Shares	Description	Value ($)

	Germany — continued

5,269	CropEnergies AG	87,233

6,543	Daimler AG (Registered)	438,062

28,942	Deutsche Lufthansa AG (Registered) *	333,670

42,232	Deutsche Pfandbriefbank AG *	420,673

17,356	Dialog Semiconductor Plc *	926,247

387	Draegerwerk AG & Co KGaA	27,975

1,412	Fresenius SE & Co KGaA	63,129

17,177	HeidelbergCement AG (b)	1,215,197

2,041	Hornbach Baumarkt AG	93,653

2,348	Hornbach Holding AG & Co KGaA	249,977

5,491	ProSiebenSat.1 Media SE *	79,619

12,464	Software AG	535,232

4,351	Takkt AG *	56,002

4,699	VERBIO Vereinigte BioEnergie AG	145,825

	Total Germany	6,044,937

	Greece — 0.0%

4,080	JUMBO SA	72,347

	Hong Kong — 0.6%

19,000	Chow Sang Sang Holdings International Ltd	23,008

260,000	CITIC Telecom International Holdings Ltd	86,487

56,500	CK Hutchison Holdings Ltd	409,830

21,200	Dah Sing Financial Holdings Ltd	62,378

1,268,000	First Pacific Co. Ltd.	387,108

11,000	Hang Lung Group Ltd	27,723

94,000	HKT Trust & HKT Ltd – Class SS	122,859

53,300	Hongkong Land Holdings Ltd	216,368

78,500	Johnson Electric Holdings Ltd	184,932

102,000	K Wah International Holdings Ltd	50,739

115,500	Kerry Properties Ltd	295,914

32,000	NWS Holdings Ltd	30,598

191,000	Pacific Textiles Holdings Ltd	131,609

565,000	PCCW Ltd	342,872

298,000	Shun Tak Holdings Ltd	94,020

60,000	Sun Hung Kai & Co Ltd	26,840

17,000	Swire Pacific Ltd – Class A	97,413

64,900	VTech Holdings Ltd	499,927

20,000	Wharf Holdings Ltd (The)	49,474

128,000	Yue Yuen Industrial Holdings Ltd	262,756

	Total Hong Kong	3,402,855

	India — 0.2%

7,204	Hindustan Petroleum Corp Ltd	20,248

120,629	Indiabulls Housing Finance Ltd	300,871

73,906	Indian Oil Corp Ltd	83,596

25,695	NTPC Ltd	32,165

378,662	Oil & Natural Gas Corp Ltd	396,663

257,228	REC Ltd	410,854

4,771	Tata Motors Ltd *	11,348

	Total India	1,255,745

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Indonesia — 0.0%

83,200	Indah Kiat Pulp & Paper Corp Tbk PT	51,083

	Ireland — 0.3%

52,329	AIB Group Plc *	93,979

49,545	Bank of Ireland Group Plc *	155,230

2,237	Glanbia Plc	27,511

71,600	Hibernia REIT Plc	97,767

36,837	Irish Residential Properties REIT Plc	61,322

9,692	Origin Enterprises Plc	41,430

40,326	Ryanair Holdings Plc * (b)	734,925

9,904	Smurfit Kappa Group Plc	421,376

	Total Ireland	1,633,540

	Israel — 0.1%

11,916	Isracard Ltd	38,850

37,800	Teva Pharmaceutical Industries Ltd Sponsored ADR *	359,478

	Total Israel	398,328

	Italy — 0.8%

106,434	A2A SPA	162,833

31,325	Anima Holding SPA	137,948

3,839	Ascopiave SPA	16,225

10,009	Banca Mediolanum SPA *	91,493

21,973	Banca Popolare di Sondrio SCPA *	59,417

1,474	Biesse SPA *	29,694

26,498	Buzzi Unicem SPA	648,420

2,513	Buzzi Unicem SpA – RSP	41,136

3,639	Cementir Holding NV	29,950

17,950	CNH Industrial NV *	195,561

20,024	Enav SPA	88,148

19,944	EXOR NV	1,395,071

68,966	Hera SPA	251,399

12,720	Italgas SpA	81,808

1,690	La Doria SPA	25,760

28,170	Leonardo SPA	204,492

348	Sesa SPA *	34,954

836,207	Telecom Italia SPA	394,086

956,421	Telecom Italia SPA-RSP	489,198

44,163	Unipol Gruppo SPA *	212,993

	Total Italy	4,590,586

	Japan — 10.1%

1,700	77 Bank Ltd (The)	23,702

4,100	ADEKA Corp	64,831

49,200	Aeon Mall Co Ltd (b)	786,316

4,400	Alps Alpine Co Ltd	55,095

94,700	Amada Co Ltd (b)	907,756

12,300	Amano Corp	288,491

600	Arata Corp	28,473

6,400	Arcland Sakamoto Co Ltd	109,579

Shares	Description	Value ($)

	Japan — continued

23,900	Arcs Co Ltd	499,134

39,700	Asahi Kasei Corp	362,955

63,300	Asics Corp (b)	1,137,645

9,900	Astellas Pharma Inc	141,011

2,900	Belluna Co Ltd	26,550

23,300	Brother Industries Ltd	445,056

2,700	Central Japan Railway Co	343,145

53,300	Chugoku Marine Paints Ltd	506,636

2,100	Credit Saison Co Ltd	24,007

200	Dai Nippon Toryo Co Ltd	1,769

15,000	Daihen Corp (b)	649,711

400	Daiichi Jitsugyo Co Ltd	15,426

900	Daishi Hokuetsu Financial Group Inc	20,281

4,900	Daiwa House Industry Co Ltd	149,744

15,700	Daiwabo Holdings Co Ltd (b)	979,860

32,700	Denka Co Ltd (b)	1,008,946

3,100	Dexerials Corp	37,812

13,300	Doshisha Co Ltd	255,298

800	DTS Corp	16,822

700	Earth Corp	41,283

23,500	Ebara Corp (b)	749,495

3,700	EDION Corp	34,584

800	Eizo Corp	27,676

10,600	Electric Power Development Co Ltd	142,269

1,000	ESPEC Corp	18,544

4,800	Financial Products Group Co Ltd	22,764

21,000	Fuji Corp	507,376

1,600	Fuji Electric Co Ltd	56,651

1,900	Fujimi Inc	66,168

3,400	Fujitec Co Ltd	69,180

1,500	Fujitsu General Ltd	45,380

4,600	Geo Holdings Corp	55,943

3,600	Glory Ltd	72,191

17,500	GungHo Online Entertainment Inc	443,768

22,900	Gunma Bank Ltd (The)	70,943

8,100	Gunze Ltd	278,354

6,900	Gurunavi Inc	34,160

1,200	Hanwa Co Ltd	28,607

92,100	Haseko Corp (b)	995,357

127,800	Hazama Ando Corp (b)	839,513

1,000	Heiwado Co Ltd	20,297

5,600	Hirogin Holdings Inc	31,039

200	Hirose Electric Co Ltd	28,212

3,400	Hisamitsu Pharmaceutical Co Inc	199,522

11,200	Hitachi Ltd	425,082

16,200	Hogy Medical Co Ltd	489,717

2,500	Hokuhoku Financial Group Inc	24,686

14,900	Honda Motor Co Ltd	414,547

17,900	Horiba Ltd (b)	957,630

3,300	Inaba Denki Sangyo Co Ltd	75,530

33,500	Inabata & Co Ltd	441,045

68,800	Inpex Corp	381,074

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

15,000	ITOCHU Corp	395,839

3,000	Itochu Enex Co Ltd	28,791

4,200	Iyo Bank Ltd (The)	27,717

19,100	JAFCO Group Co Ltd (b)	817,353

13,600	Japan Post Insurance Co Ltd	226,258

40,400	JVCKenwood Corp	54,521

102,500	K’s Holdings Corp (b)	1,244,653

37,400	Kadokawa Corp (b)	1,183,973

10,900	Kajima Corp	143,002

100	Kaken Pharmaceutical Co Ltd	3,654

19,200	Kanamoto Co Ltd	399,128

3,400	Kandenko Co Ltd	25,898

900	Kaneka Corp	27,024

52,900	Kanematsu Corp	609,166

700	Kanematsu Electronics Ltd	27,102

26,400	KDDI Corp (b)	751,248

139,900	Kenedix Inc (b)	1,007,370

25,700	Kinden Corp (b)	410,516

1,800	Kissei Pharmaceutical Co Ltd	35,972

3,500	Kohnan Shoji Co Ltd	108,187

3,600	Kokuyo Co Ltd	46,263

5,900	Komeri Co Ltd	160,395

85,100	Konica Minolta Inc	271,788

35,300	Konoike Transport Co Ltd	349,405

1,200	Kumagai Gumi Co Ltd	27,134

1,100	Kureha Corp	55,589

35,900	Kyowa Exeo Corp (b)	922,007

9,200	Kyudenko Corp	262,542

32,300	Macromill Inc	201,157

1,800	Makino Milling Machine Co Ltd	72,180

23,300	Mandom Corp	364,983

20,500	Maruichi Steel Tube Ltd	430,968

500	Maruzen Showa Unyu Co Ltd	16,014

45,600	Maxell Holdings Ltd *	524,012

700	Medipal Holdings Corp	13,128

4,900	Meidensha Corp	84,909

1,400	METAWATER Co Ltd	31,712

25,100	Mitsubishi Gas Chemical Co Inc	531,266

223,200	Mitsubishi UFJ Financial Group Inc	952,465

1,000	Mitsuboshi Belting Ltd	15,592

4,300	Mitsui Chemicals Inc	120,213

1,200	Mitsui Sugar Co Ltd	20,507

11,700	Mixi Inc	319,705

1,200	Mizuho Leasing Co Ltd	31,758

31,600	MS&AD Insurance Group Holdings Inc (b)	919,286

4,200	NEC Networks & System Integration Corp	74,172

26,200	NH Foods Ltd (b)	1,115,816

3,700	Nichias Corp	86,036

1,500	Nichiha Corp	46,770

16,700	Nikkon Holdings Co Ltd	324,070

5,000	Nippo Corp	130,328

300	Nippon Flour Mills Co Ltd	4,670

Shares	Description	Value ($)

	Japan — continued

7,550	Nippon Light Metal Holdings Co Ltd	128,920

2,200	Nippon Soda Co Ltd	57,644

900	Nippon Steel Trading Corp	30,485

17,100	Nippon Telegraph & Telephone Corp	404,419

4,000	Nishimatsu Construction Co Ltd	74,308

1,300	Nishio Rent All Co Ltd	25,263

1,200	Nisshin Oillio Group Ltd (The)	33,481

5,700	Nissin Electric Co Ltd	63,641

2,700	Nitto Denko Corp	222,626

2,600	Nojima Corp	67,853

9,200	Nomura Real Estate Holdings Inc	197,747

800	Obara Group Inc	25,913

113,500	Obayashi Corp (b)	999,046

800	Organo Corp	45,329

109,300	ORIX Corp (b)	1,617,790

600	Osaka Soda Co Ltd	14,041

39,300	Pacific Industrial Co Ltd	402,211

200	Paramount Bed Holdings Co Ltd	8,136

44,200	Penta-Ocean Construction Co Ltd	328,022

1,600	Pressance Corp	26,779

2,000	Proto Corp	20,118

30,700	Raiznext Corp	327,013

16,400	Resona Holdings Inc	57,164

1,500	Rinnai Corp	175,008

4,900	Rohm Co Ltd	407,444

8,400	San-A Co Ltd	324,845

2,200	San-Ai Oil Co Ltd	24,304

4,100	Sanki Engineering Co Ltd	45,065

4,000	Sanwa Holdings Corp	48,587

1,500	Sanyo Chemical Industries Ltd	64,367

10,400	Secom Co Ltd (b)	1,037,843

2,400	Seiko Holdings Corp	30,849

4,800	Sekisui Chemical Co Ltd	82,744

19,500	Sekisui House Ltd	349,657

600	Sekisui Jushi Corp	12,620

600	Shimamura Co Ltd	61,821

95,100	Shimizu Corp (b)	719,213

4,700	Shizuoka Bank Ltd (The)	33,213

1,600	Shizuoka Gas Co Ltd	15,169

1,500	Sinko Industries Ltd	24,602

124,800	SKY Perfect JSAT Holdings Inc	564,623

84,000	Sumitomo Chemical Co Ltd	296,761

41,900	Sumitomo Dainippon Pharma Co Ltd	528,387

60,700	Sumitomo Forestry Co Ltd (b)	1,099,088

600	Sumitomo Heavy Industries Ltd	12,971

500	Sumitomo Seika Chemicals Co Ltd	19,838

500	Suzuken Co Ltd	19,076

1,500	Suzuki Motor Corp	80,442

23,100	T Hasegawa Co Ltd	444,038

9,800	T&D Holdings Inc	114,089

400	T-Gaia Corp	7,042

27,800	Tachi-S Co Ltd	298,676

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

10,200	Taisei Corp	358,834

400	Taisho Pharmaceutical Holdings Co Ltd	25,398

38,800	Takara Holdings Inc	443,966

7,900	Takara Leben Co Ltd	22,285

4,100	Takasago Thermal Engineering Co Ltd	56,290

5,300	Takeuchi Manufacturing Co Ltd	124,344

26,400	Takuma Co Ltd	452,110

2,600	Tamron Co Ltd	39,674

900	TDK Corp	126,401

26,000	Teijin Ltd	443,356

12,100	TIS Inc	240,300

33,000	Toho Holdings Co Ltd (b)	601,839

2,100	Tokai Rika Co Ltd	32,113

139,800	Tokyo Electric Power Co Holdings Inc *	363,868

1,300	Tokyo Ohka Kogyo Co Ltd	82,037

24,200	Tokyo Seimitsu Co Ltd (b)	1,064,361

7,600	Tokyu Construction Co Ltd	34,065

3,500	Toppan Forms Co Ltd	33,325

88,400	Toppan Printing Co Ltd (b)	1,203,515

28,400	Toray Industries Inc	153,251

800	Torii Pharmaceutical Co Ltd	24,202

44,000	Tosei Corp	487,861

64,400	Tosoh Corp (b)	1,008,601

11,800	Toyo Suisan Kaisha Ltd	580,393

18,100	Toyota Industries Corp (b)	1,304,378

2,700	TS Tech Co Ltd	78,973

13,300	Tsumura & Co	387,016

4,500	Ushio Inc	56,450

2,800	YAMABIKO Corp	37,855

7,500	Yamaguchi Financial Group Inc	46,511

2,800	Yamazen Corp	26,622

3,100	Yellow Hat Ltd	47,729

62,100	Yokogawa Electric Corp (b)	1,094,111

900	Yuasa Trading Co Ltd	28,200

21,200	Zenkoku Hosho Co Ltd (b)	967,442

	Total Japan	57,226,857

	Malta — 0.0%

125,500	BGP Holdings Plc * (c)	—

	Mexico — 0.3%

80,741	Fomento Economico Mexicano SAB de CV	583,277

251,900	Grupo Mexico SAB de CV – Series B	916,102

	Total Mexico	1,499,379

	Netherlands — 0.9%

18,981	ABN AMRO Bank NV CVA *	194,314

63,184	Aegon NV	233,736

10,100	AerCap Holdings NV *	371,276

19,636	ASR Nederland NV	727,676

414	Corbion NV	21,323

Shares	Description	Value ($)

	Netherlands — continued

48,057	ING Groep NV *	467,437

10,628	Koninklijke Ahold Delhaize NV	303,868

15,767	NIBC Holding NV *	139,803

1,506	NN Group NV	60,865

74,496	PostNL NV *	253,709

21,438	Randstad NV * (b)	1,325,905

27,296	Signify NV * (b)	1,150,575

5,528	TomTom NV *	45,095

	Total Netherlands	5,295,582

	New Zealand — 0.1%

90,509	Meridian Energy Ltd	408,293

	Norway — 0.4%

6,382	Austevoll Seafood ASA	58,035

46,695	BW LPG Ltd	298,192

52,704	Elkem ASA	169,456

6,662	Entra ASA	132,770

25,472	Europris ASA	137,686

402	Gjensidige Forsikring ASA	8,753

1,208	Kongsberg Gruppen ASA	22,928

7,891	Norsk Hydro ASA	31,953

15,100	Norwegian Finans Holding ASA *	120,085

49,715	Orkla ASA	475,866

2,664	SpareBank 1 Nord Norge	21,860

4,533	SpareBank 1 SMN	48,526

11,251	SpareBank 1 SR-Bank ASA *	112,223

18,197	Yara International ASA	737,592

	Total Norway	2,375,925

	Portugal — 0.3%

25,316	Altri SGPS SA	136,424

1,956,817	Banco Comercial Portugues SA – Class R *	276,961

26,397	CTT-Correios de Portugal SA *	76,806

41,967	Galp Energia SGPS SA	450,254

49,113	Mota-Engil SGPS SA *	85,431

40,264	Navigator Co SA (The) *	120,055

19,427	NOS SGPS SA	74,288

32,571	REN – Redes Energeticas Nacionais SGPS SA	89,319

110,844	Sonae SGPS SA	89,277

	Total Portugal	1,398,815

	Russia — 0.2%

7,897	LUKOIL PJSC Sponsored ADR	508,370

3,784	Novatek PJSC Sponsered GDR (Registered)	582,198

	Total Russia	1,090,568

	Singapore — 0.4%

26,100	CapitaLand Integrated Commercial Trust (REIT)	37,603

64,000	City Developments Ltd	368,353

222,900	ComfortDelGro Corp Ltd	272,688

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

21,500	Jardine Cycle & Carriage Ltd	309,231

9,800	Keppel DC (REIT)	20,512

201,300	Mapletree Industrial Trust (REIT)	439,520

16,400	Mapletree Logistics Trust (REIT)	23,996

166,900	Mapletree North Asia Commercial Trust (REIT)	111,350

18,300	Sembcorp Industries Ltd	24,794

77,100	SPH (REIT)	47,607

68,000	StarHub Ltd	65,319

724,100	Yangzijiang Shipbuilding Holdings Ltd	470,534

58,400	Yanlord Land Group Ltd	48,213

	Total Singapore	2,239,720

	South Africa — 0.1%

34,834	Bidvest Group Ltd (The)	365,179

43,825	Old Mutual Ltd	32,918

	Total South Africa	398,097

	South Korea — 0.0%

1,115	Yuhan Corp	64,940

	Spain — 0.9%

15,146	Acerinox SA	156,954

22,221	ACS Actividades de Construccion y Servicios SA *	702,027

7,033	Almirall SA	90,461

9,838	Amadeus IT Group SA (b)	676,504

6,242	Atresmedia Corp de Medios de Comunicacion SA	22,127

61,749	Banco Bilbao Vizcaya Argentaria SA	285,933

147,596	Banco Santander SA *	428,046

4,585	Bankinter SA	22,737

11,235	Cia de Distribucion Integral Logista Holdings SA	207,181

3,351	Ebro Foods SA	79,304

3,369	Enagas SA	82,307

4,487	Faes Farma SA	20,127

1,007	Grupo Catalana Occidente SA	32,870

20,752	Industria de Diseno Textil SA (b)	688,850

11,200	Mapfre SA	21,491

40,863	Mediaset Espana Comunicacion SA *	184,183

8,839	Prosegur Cia de Seguridad SA	24,979

50,196	Red Electrica Corp SA (b)	1,026,160

123,203	Unicaja Banco SA *	97,072

4,040	Viscofan SA	286,323

	Total Spain	5,135,636

	Sweden — 0.1%

2,305	AcadeMedia AB	22,664

23,235	Betsson AB *	200,453

11,030	Inwido AB *	135,213

40,746	Nordea Bank Abp *	348,233

167	Resurs Holding AB	839

363	Skanska AB – B Shares	8,625

	Total Sweden	716,027

Shares	Description	Value ($)

	Switzerland — 0.1%

6,235	Adecco Group AG (Registered)	376,919

2,608	ams AG *	66,848

2,652	Banque Cantonale Vaudoise (Registered)	273,091

316	BKW AG	32,698

	Total Switzerland	749,556

	Taiwan — 0.1%

126,000	Hon Hai Precision Industry Co Ltd	363,744

36,000	Pou Chen Corp	39,432

54,000	Ruentex Development Co Ltd	79,715

	Total Taiwan	482,891

	United Kingdom — 2.9%

13,929	Aggreko Plc	103,251

3,454	Antofagasta Plc	57,036

9,475	Aviva Plc	40,115

3,420	Bank of Georgia Group Plc *	51,330

97,494	Barratt Developments Plc *	799,293

8,576	Bellway Plc	322,145

21,703	Berkeley Group Holdings Plc (The)	1,326,567

239,237	BT Group Plc	370,317

13,167	Bunzl Plc	410,106

4,141	Carnival Plc	71,782

207,784	Centamin Plc	314,774

8,037	CMC Markets Plc	41,645

5,448	Coca-Cola HBC AG *	155,620

47,156	Compass Group Plc	829,741

2,345	Computacenter Plc	69,131

2,268	Daily Mail & General Trust Plc – Class A	20,479

27,087	Diversified Gas & Oil Plc	38,998

12,201	Dixons Carphone Plc	17,886

1,271	EMIS Group Plc	16,501

15,281	Evraz Plc	76,789

11,219	Ferguson Plc	1,255,844

70,067	Ferrexpo Plc	196,485

26,408	Frasers Group Plc *	147,376

4,488	Go-Ahead Group Plc (The) *	48,592

17,806	Halfords Group Plc	63,183

25,459	Hays Plc *	44,202

41,617	IG Group Holdings Plc	443,365

13,671	IMI Plc	202,599

16,923	Inchcape Plc *	134,720

29,866	Indivior Plc *	40,375

17,324	Investec Plc	42,654

191,501	ITV Plc *	238,313

57,099	J Sainsbury Plc	159,384

4,574	Johnson Matthey Plc	134,780

22,201	Jupiter Fund Management Plc	71,706

244,593	Kingfisher Plc *	888,270

12,214	Lookers Plc (d)	3,419

192,861	M&G Plc	478,533

122,201	Micro Focus International Plc *	562,826

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

12,455	Mitchells & Butlers Plc *	35,068

9,278	Mondi Plc	203,014

16,910	Morgan Advanced Materials Plc	63,371

4,384	Morgan Sindall Group Plc	81,303

24,289	National Express Group Plc *	71,576

7,406	National Grid Plc	82,936

4,545	Numis Corp Plc	20,863

26,353	OSB Group Plc *	136,507

16,757	Paragon Banking Group Plc	89,997

49,219	Persimmon Plc	1,727,205

33,819	Pets at Home Group Plc	186,517

25,696	Phoenix Group Holdings Plc	243,360

35,626	Playtech Plc *	181,851

15,849	Plus500 Ltd	325,280

84,671	Premier Foods Plc *	99,134

44,498	QinetiQ Group Plc	173,021

9,678	Redde Northgate Plc	31,131

7,218	Redrow Plc *	49,646

578	RHI Magnesita NV	25,011

47,864	Royal Dutch Shell Plc – B Shares	768,719

3,584	Smiths Group Plc	68,864

23,843	Spirent Communications Plc	81,419

7,940	Stock Spirits Group Plc	24,902

57,145	Tate & Lyle Plc	482,747

128,527	Taylor Wimpey Plc *	261,576

5,131	Vistry Group Plc *	56,759

70,420	WPP Plc	678,549

	Total United Kingdom	16,540,458

	United States — 6.1%

2,200	Alexion Pharmaceuticals, Inc. *	268,642

5,600	Alliance Data Systems Corp. (b)	409,584

5,500	Ally Financial, Inc. (a)	163,075

7,547	American Express Co. (a)	894,999

100	Anthem, Inc.	31,152

3,700	Arrow Electronics, Inc. *	339,105

10,400	AT&T, Inc. (a)	299,000

9,300	Athene Holding Ltd. – Class A * (a)	412,455

6,400	Bed Bath & Beyond, Inc.	134,144

1,100	Biogen, Inc. *	264,187

300	Booking Holdings, Inc. * (a)	608,535

20,800	BorgWarner, Inc. (b)	808,080

4,600	Capital One Financial Corp. (a)	393,944

4,500	Capri Holdings Ltd. *	159,210

8,600	Carnival Corp. (a)	171,828

6,800	Carrier Global Corp.	258,876

7,100	CBRE Group, Inc. – Class A *	434,094

4,300	Centene Corp. * (a)	265,095

37,600	CenturyLink, Inc. (a)	392,920

14,273	Charles Schwab Corp. (The) (a)	696,237

6,300	Chevron Corp. (a)	549,234

1,600	Cigna Corp.	334,624

2,500	Cisco Systems, Inc.	107,550

Shares	Description	Value ($)

	United States — continued

8,300	Citigroup, Inc. (a)	457,081

5,400	Citizens Financial Group, Inc. (a)	176,364

7,787	Coca-Cola Co. (The)	401,809

3,300	Cognizant Technology Solutions Corp. – Class A	257,829

7,000	Comcast Corp. – Class A (a)	351,680

8,500	Corteva, Inc. (a)	325,720

40,800	Coty Inc. – Class A (a)	293,352

5,100	CVS Health Corp. (a)	345,729

12,100	DISH Network Corp. – Class A * (b)	434,027

4,300	DR Horton, Inc.	320,350

3,400	Edwards Lifesciences Corp. * (a)	285,226

14,157	EOG Resources, Inc. (a)	663,680

6,100	Exelon Corp. (a)	250,527

3,100	Expedia Group, Inc. (a)	385,919

8,300	Exxon Mobil Corp. (a)	316,479

400	FleetCor Technologies, Inc. * (a)	106,084

47,000	Ford Motor Co. (a)	426,760

7,400	Fox Corp. – Class A (a)	213,416

8,900	Fox Corp. – Class B *	252,582

4,200	GameStop Corp. – Class A *	69,552

9,800	General Motors Co.	429,632

1,600	Gilead Sciences, Inc.	97,072

1,800	Goldman Sachs Group, Inc. (The)	415,044

6,100	Hasbro, Inc. (a)	567,483

5,701	Hilton Worldwide Holdings, Inc. (b)	590,795

2,951	Honeywell International, Inc. (a)	601,768

9,000	HP, Inc. (a)	197,370

6,500	Intel Corp. (a)	314,275

3,300	International Business Machines Corp. (a)	407,616

15,300	Invesco Ltd. (a)	248,319

1,900	Jazz Pharmaceuticals Plc * (a)	267,349

300	Jones Lang LaSalle, Inc. * (a)	39,687

29,500	Kinder Morgan, Inc. (b)	424,210

11,000	Kohl’s Corp.	354,200

4,900	Kraft Heinz Co. (The) (a)	161,406

7,700	Kroger Co. (The) (a)	254,100

600	Laboratory Corp. of America Holdings *	119,904

10,095	Las Vegas Sands Corp. (a)	562,392

1,000	Leidos Holdings, Inc.	100,700

4,000	Lennar Corp. – Class A (a)	303,440

9,200	Lincoln National Corp. (a)	434,424

1,900	LKQ Corp. * (a)	66,918

18,300	Lyft, Inc. – Class A * (a)	698,511

4,300	LyondellBasell Industries NV – Class A (a)	365,930

606	Markel Corp. * (a)	590,141

7,700	MetLife, Inc.	355,509

7,000	Micron Technology, Inc. * (b)	448,630

900	Mohawk Industries, Inc. * (a)	113,247

8,900	Molson Coors Brewing Co. – Class B (a)	409,400

4,300	Morgan Stanley	265,869

9,800	Occidental Petroleum Corp. (a)	154,448

5,100	Oracle Corp. (a)	294,372

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

5,200	Phillips 66 (a)	315,016

900	Principal Financial Group, Inc. (a)	44,811

5,700	Prudential Financial, Inc. (a)	431,034

1,600	PulteGroup, Inc.	69,808

19,800	Qurate Retail, Inc. – Series A	207,306

15,445	Raytheon Technologies Corp. (a)	1,107,715

600	Regeneron Pharmaceuticals, Inc. * (a)	309,618

17,966	Sensata Technologies Holding Plc * (b)	877,280

1,300	SS&C Technologies Holdings, Inc.	89,557

13,500	Synchrony Financial	411,345

3,300	Textron, Inc. (a)	148,830

4,300	Tyson Foods, Inc. – Class A	280,360

900	United Rentals, Inc. * (a)	204,282

3,000	Universal Health Services, Inc. – Class B (b)	391,740

21,360	US Bancorp (b)	922,966

13,047	Verso Corp. – Class A	141,038

9,548	VF Corp. (a)	796,303

12,500	ViacomCBS, Inc. – Class B (a)	441,000

8,800	Viatris, Inc. *	148,016

1,800	VMware, Inc. – Class A * (a)	251,802

6,800	Walgreens Boots Alliance, Inc. (a)	258,468

30,624	Wells Fargo & Co. (b)	837,566

11,600	Western Union Co. (The) (a)	261,696

8,500	Western Digital Corp. (a)	381,480

	Total United States	34,713,934

	TOTAL COMMON STOCKS (COST $156,452,082)	171,710,721

	PREFERRED STOCKS (e) — 0.3%

	Brazil — 0.2%

75,732	Bradespar SA	821,300

	Germany — 0.1%

5,677	Bayerische Motoren Werke AG	373,009

2,963	Draegerwerk AG & Co KGaA	232,166

1,373	Jungheinrich AG	59,799

	Total Germany	664,974

	TOTAL PREFERRED STOCKS (COST $1,176,862)	1,486,274

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%

187,382	Banco Santander SA, Expires 12/03/20 *	23,403

	United Kingdom — 0.0%

884	AVEVA Group Plc, Expires 12/09/20 *	13,204

	TOTAL RIGHTS/WARRANTS (COST $30,255)	36,607

Shares	Description	Value ($)

	MUTUAL FUNDS — 74.4%

	United States — 74.4%

	Affiliated Issuers — 74.4%

772,320	GMO Emerging Country Debt Fund, Class IV	21,200,195

4,018,525	GMO Emerging Markets Fund, Class VI	136,469,093

3,152,713	GMO International Equity Fund, Class IV	70,273,976

1,884,096	GMO Multi-Sector Fixed Income Fund (formerly GMO Core Plus Bond Fund), Class IV	42,166,071

609,566	GMO Opportunistic Income Fund, Class VI	15,946,249

1,181,492	GMO Quality Fund, Class VI	31,793,944

1,998,638	GMO U.S. Equity Fund, Class VI	26,202,141

1,931,999	GMO U.S. Small Cap Value Fund, Class VI	39,760,543

7,342,678	GMO U.S. Treasury Fund	37,007,096

	TOTAL MUTUAL FUNDS (COST $398,884,961)	420,819,308

	SHORT-TERM INVESTMENTS — 4.6%

	Money Market Funds — 4.6%

26,270,217	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (f)	26,270,217

	TOTAL SHORT-TERM INVESTMENTS (COST $26,270,217)	26,270,217

	TOTAL INVESTMENTS — 109.7% (Cost $582,814,377)	620,323,127

	SECURITIES SOLD SHORT — (8.8)%

	Common Stocks — (8.8)%

	Australia — (0.3)%

(3,669)	Afterpay Ltd *	(255,639)

(50,686)	APA Group	(384,166)

(2,327)	ASX Ltd	(131,600)

(867)	Cochlear Ltd	(140,499)

(2,124)	Ramsay Health Care Ltd	(98,369)

(61,316)	Sydney Airport	(302,548)

(13,188)	TPG Telecom Ltd *	(74,453)

(37,478)	Transurban Group	(386,726)

	Total Australia	(1,774,000)

	Austria — (0.0)%

(4,000)	Verbund AG	(281,124)

	Canada — (0.0)%

(19,300)	AltaGas Ltd	(277,009)

	China — (0.1)%

(55,800)	BEST Inc ADR *	(163,494)

(4,900)	Yum China Holdings Inc	(276,262)

	Total China	(439,756)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	France — (0.4)%

(7,454)	Edenred	(425,960)

(24,055)	Getlink SE *	(398,644)

(416)	Hermes International	(404,750)

(662)	Sartorius Stedim Biotech	(238,699)

(2,744)	Ubisoft Entertainment SA *	(260,207)

(12,398)	Vivendi SA	(371,673)

(3,624)	Wendel SA	(409,457)

	Total France	(2,509,390)

	Germany — (0.6)%

(3,491)	Delivery Hero SE *	(424,461)

(126)	Deutsche Boerse AG	(20,988)

(4,046)	Puma SE *	(400,930)

(3,515)	QIAGEN NV *	(169,397)

(10,040)	RWE AG	(415,278)

(861)	Sartorius AG	(392,579)

(3,608)	Scout24 AG	(274,931)

(537)	TeamViewer AG *	(25,601)

(148,330)	Telefonica Deutschland Holding AG	(409,431)

(14,850)	thyssenkrupp AG *	(99,025)

(12,301)	Uniper SE	(416,373)

(3,967)	Zalando SE *	(402,958)

	Total Germany	(3,451,952)

	Italy — (0.2)%

(1,817)	Ferrari NV	(384,988)

(28,330)	FinecoBank Banca Fineco SPA *	(447,266)

(2,794)	Infrastrutture Wireless Italiane SPA	(35,977)

	Total Italy	(868,231)

	Japan — (1.3)%

(15,900)	Acom Co Ltd	(76,328)

(10,200)	Asahi Intecc Co Ltd	(373,692)

(77,600)	ENEOS Holdings Inc	(265,066)

(3,100)	GMO Payment Gateway Inc	(434,741)

(5,200)	Hitachi Metals Ltd	(76,045)

(12,500)	Idemitsu Kosan Co Ltd	(259,151)

(28,100)	Isetan Mitsukoshi Holdings Ltd	(150,819)

(5,400)	Japan Airport Terminal Co Ltd	(312,785)

(6,200)	Japan Exchange Group Inc	(153,385)

(70)	Japan Real Estate Investment Corp	(362,590)

(42,100)	JGC Holding Corp	(374,821)

(24,000)	Keikyu Corp	(410,523)

(800)	Kintetsu Group Holdings Co Ltd	(35,433)

(19,000)	Kyushu Electric Power Co Inc	(160,090)

(5,300)	LINE Corp *	(273,109)

(11,600)	LIXIL Group Corp	(277,585)

(5,400)	M3 Inc	(496,917)

(7,900)	McDonald’s Holdings Co Japan Ltd	(383,189)

(4,900)	Mercari Inc *	(223,770)

(5,700)	Mitsubishi Materials Corp	(107,767)

(11,300)	Mitsubishi Motors Corp *	(20,331)

(7,000)	MonotaRO Co Ltd	(425,788)

Shares	Description	Value ($)

	Japan — continued

(4,100)	Nihon M&A Center Inc	(286,482)

(4,000)	Nippon Paint Holdings Co Ltd	(512,507)

(19,200)	Nippon Yusen KK	(417,053)

(300)	Nissin Foods Holdings Co Ltd	(24,760)

(3,700)	Odakyu Electric Railway Co Ltd	(112,005)

(700)	ORIENTAL LAND CO LTD	(118,899)

(23,800)	Sharp Corp	(318,212)

(1,100)	Yaskawa Electric Corp	(52,777)

	Total Japan	(7,496,620)

	Netherlands — (0.2)%

(210)	Adyen NV *	(401,132)

(76,814)	Altice Europe NV *	(404,093)

(3,173)	Just Eat Takeaway.com NV *	(337,677)

	Total Netherlands	(1,142,902)

	Norway — (0.0)%

(980)	Schibsted ASA – B Shares *	(35,641)

	Peru — (0.1)%

(5,300)	Southern Copper Corp	(314,661)

	Russia — (0.0)%

(6,625)	Magnit PJSC Sponsored GDR (Registered)	(99,549)

	Singapore — (0.1)%

(58,100)	Singapore Exchange Ltd	(383,088)

	Spain — (0.4)%

(228,100)	Bankia SA	(392,325)

(6,371)	Cellnex Telecom SA	(403,581)

(13,808)	Endesa SA	(396,877)

(14,487)	Ferrovial SA	(404,555)

(12,948)	Siemens Gamesa Renewable Energy SA	(464,365)

	Total Spain	(2,061,703)

	Sweden — (0.1)%

(3,626)	Evolution Gaming Group AB	(308,526)

(16,553)	Lundin Energy AB	(395,459)

	Total Sweden	(703,985)

	Switzerland — (0.2)%

(71)	Partners Group Holding AG	(76,551)

(344)	Straumann Holding AG (Registered)	(397,077)

(4,665)	Swiss Re AG	(426,221)

	Total Switzerland	(899,849)

	United Kingdom — (0.6)%

(5,530)	Admiral Group Plc	(208,298)

(9,746)	Antofagasta Plc	(160,936)

(50,363)	Auto Trader Group Plc	(374,594)

(130,640)	ConvaTec Group Plc	(359,342)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

(8,168)	Experian Plc	(289,391)

(30,416)	GVC Holdings Plc *	(417,939)

(4,488)	Halma Plc	(132,057)

(19,439)	Hargreaves Lansdown Plc	(368,169)

(53,929)	Informa Plc *	(377,762)

(3,650)	Land Securities Group Plc (REIT)	(31,921)

(3,528)	London Stock Exchange Group Plc	(380,500)

(12,273)	Ocado Group Plc *	(360,841)

(4,572)	Prudential Plc	(70,307)

(776)	Spirax-Sarco Engineering Plc	(114,309)

	Total United Kingdom	(3,646,366)

	United States — (4.2)%

(3,600)	Advanced Micro Devices, Inc. *	(333,576)

(6,300)	AES Corp. (The)	(128,772)

(100)	Align Technology, Inc. *	(48,129)

(1,700)	American Tower Corp. (REIT)	(393,040)

(35,700)	Apache Corp.	(460,173)

(1,900)	Arthur J Gallagher & Co.	(219,279)

(1,400)	Autodesk, Inc. *	(392,322)

(1,900)	Avalara, Inc. *	(326,325)

(1,400)	Ball Corp.	(134,414)

(1,200)	Black Knight, Inc. *	(109,944)

(7,300)	Blackstone Group , Inc. (The) – Class A	(434,715)

(1,400)	Burlington Stores, Inc. *	(305,956)

(400)	Catalent, Inc. *	(38,456)

(7,900)	Cheniere Energy, Inc. *	(447,851)

(300)	Chipotle Mexican Grill, Inc. *	(386,829)

(2,900)	Cognex Corp.	(217,906)

(200)	CoStar Group, Inc. *	(182,114)

(1,100)	Coupa Software, Inc. *	(361,801)

(2,300)	Crowdstrike Holdings, Inc. – Class A *	(352,544)

(3,200)	Datadog, Inc. – Class A *	(316,544)

(1,100)	DexCom, Inc. *	(351,648)

(1,900)	Digital Realty Trust, Inc. (REIT)	(256,025)

(1,900)	DocuSign, Inc. *	(432,972)

(69,600)	Endo International Plc *	(353,568)

(1,700)	Equifax, Inc.	(283,730)

(500)	Equinix, Inc. (REIT)	(348,895)

(6,300)	Equity LifeStyle Properties, Inc. (REIT)	(369,117)

(200)	Erie Indemnity Co. – Class A	(45,122)

(3,200)	Exact Sciences Corp. *	(387,392)

(600)	Extra Space Storage, Inc. (REIT)	(67,638)

(1,000)	Fastenal Co.	(49,450)

(3,700)	Guidewire Software, Inc. *	(453,176)

(600)	Hologic, Inc. *	(41,478)

(600)	IDEXX Laboratories, Inc. *	(276,588)

(3,100)	IHS Markit Ltd.	(308,326)

(4,200)	Ingersoll Rand, Inc. *	(185,934)

(1,600)	Insulet Corp. *	(412,336)

(2,000)	IQVIA Holdings, Inc. *	(337,980)

(4,900)	Lamb Weston Holdings, Inc.	(354,662)

(1,100)	Liberty Broadband Corp. – Class A *	(172,447)

(1,500)	Liberty Broadband Corp. – Class C *	(236,025)

Shares	Description	Value ($)

	United States — continued

(9,700)	Liberty Media Corp-Liberty Formula One – Class C *	(405,266)

(5,700)	Live Nation Entertainment, Inc. *	(374,205)

(200)	Lululemon Athletica, Inc. *	(74,044)

(800)	MarketAxess Holdings, Inc.	(431,344)

(1,500)	MongoDB, Inc. *	(430,965)

(1,000)	MSCI, Inc.	(409,420)

(2,200)	NIKE Inc. – Class B	(296,340)

(7,600)	Nuance Communications, Inc. *	(327,788)

(1,900)	Okta, Inc. *	(465,576)

(800)	Paycom Software, Inc. *	(333,664)

(1,800)	Pinterest, Inc. – Class A *	(126,036)

(1,200)	Public Storage (REIT)	(269,352)

(1,400)	RingCentral, Inc. – Class A *	(415,870)

(400)	Rockwell Automation, Inc.	(102,224)

(1,400)	Roku, Inc. *	(410,998)

(4,600)	Rollins, Inc.	(263,028)

(800)	ServiceNow, Inc. *	(427,640)

(10,500)	Slack Technologies Inc. – Class A *	(450,240)

(10,800)	Snap, Inc. – Class A *	(479,736)

(33,700)	Southwestern Energy Co. *	(104,807)

(1,900)	Splunk, Inc. *	(387,942)

(1,500)	Square, Inc. – Class A *	(316,440)

(3,000)	Starbucks Corp.	(294,060)

(800)	Sun Communities, Inc. (REIT)	(111,200)

(800)	Sunrun, Inc. *	(51,264)

(18,400)	Targa Resources Corp.	(432,400)

(1,600)	Teladoc Health, Inc. *	(318,032)

(1,100)	Tesla, Inc. *	(624,360)

(1,400)	Twilio, Inc. – Class A *	(448,126)

(10,100)	UDR, Inc. (REIT)	(388,547)

(1,100)	Vail Resorts, Inc.	(303,424)

(400)	West Pharmaceutical Services, Inc.	(110,064)

(13,900)	Williams Cos, Inc. (The)	(291,622)

(300)	Workday, Inc. – Class A *	(67,437)

(4,300)	Wynn Resorts Ltd.	(432,150)

(3,900)	Zillow Group, Inc. – Class C *	(420,459)

(700)	Zoom Video Communications, Inc.– Class A *	(334,852)

(1,900)	Zscaler, Inc. *	(295,925)

	Total United States	(23,542,046)

	TOTAL COMMON STOCKS (PROCEEDS $46,441,981)	(49,927,872)

	RIGHTS/WARRANTS — (0.0)%

	Spain — (0.0)%

(10,282)	Ferrovial SA, Expires 11/23/20 *	(2,930)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $2,407)	(2,930)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $46,444,388)	(49,930,802)

	Other Assets and Liabilities (net) — (0.9%)	(5,046,665)

	TOTAL NET ASSETS — 100.0%	$565,345,660

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

A summary of outstanding financial instruments at November 30, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/19/2021	BOA	JPY	1,484,774,767	USD	14,144,857	(91,508)
01/19/2021	DB	JPY	810,408,933	USD	7,712,067	(58,322)
02/24/2021	GS	JPY	1,904,385,700	USD	18,346,383	78,755
01/19/2021	BOA	USD	3,782,608	JPY	396,794,800	21,953
01/19/2021	CITI	USD	852,937	JPY	89,059,800	989

						$(48,133)

Reverse Repurchase Agreements

Average balance outstanding	$(4,560,000)
Average interest rate (net)	(0.09)%
Maximum balance outstanding	$(4,560,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
214	TOPIX Index	December 2020	$35,928,269	$(2,921,080)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	226,674	05/24/2022	Monthly	—	2,772	2,772
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	49,208	05/24/2022	Monthly	—	1,807	1,807
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.50%	GS	USD	128,879	05/24/2022	Monthly	—	14,277	14,277
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	36,070	05/24/2022	Monthly	—	(616)	(616)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.50%	GS	USD	10,595	05/24/2022	Monthly	—	204	204
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	19,486	05/24/2022	Monthly	—	104	104
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	80,766	10/18/2022	Monthly	—	4,374	4,374
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	4,184,111	10/18/2022	Monthly	—	(87,834)	(87,834)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.50%	MORD	USD	18,979	10/18/2022	Monthly	—	2	2
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	74,150	10/18/2022	Monthly	—	(94)	(94)

							$—	$(65,004)	$(65,004)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2020 (Unaudited)

As of November 30, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	Investment valued using significant unobservable inputs.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2020.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., (each a “wholly-owned subsidiary”) respectively. These GMO Funds and wholly owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,997,952	$—	$3,997,952
Belgium	—	160,542	—	160,542
Canada	772,295	—	—	772,295
China	123,668	1,492,985	—	1,616,653
Denmark	—	457,591	—	457,591
Finland	—	104,333	—	104,333
France	—	846,735	—	846,735
Germany	—	495,800	—	495,800
Hong Kong	—	678,890	—	678,890
Israel	161,670	—	—	161,670
Italy	—	479,963	—	479,963
Japan	—	5,640,291	—	5,640,291
Netherlands	132,336	595,503	—	727,839
New Zealand	—	147,413	—	147,413
Singapore	—	28,982	—	28,982
South Africa	—	191,063	—	191,063
Spain	—	281,448	—	281,448
Sweden	—	156,827	—	156,827
Switzerland	—	266,408	—	266,408
United Kingdom	10,997,305	2,538,119	—	13,535,424
United States	117,655,311	—	—	117,655,311

TOTAL COMMON STOCKS	129,842,585	18,560,845	—	148,403,430

Preferred Stocks
Germany	—	167,417	—	167,417

TOTAL PREFERRED STOCKS	—	167,417	—	167,417

Rights/Warrants
Spain	10,540	—	—	10,540
United States	343,734	—	—	343,734

TOTAL RIGHTS/WARRANTS	354,274	—	—	354,274

Investment Funds
United States	—	—	8,454,240	8,454,240

TOTAL INVESTMENT FUNDS	—	—	8,454,240	8,454,240

Debt Obligations
United States	190,994,154	56,026,937	—	247,021,091
United States Virgin Islands	—	3,919,552	—	3,919,552

TOTAL DEBT OBLIGATIONS	190,994,154	59,946,489	—	250,940,643

Mutual Funds
United States	36,254,125	—	—	36,254,125

TOTAL MUTUAL FUNDS	36,254,125	—	—	36,254,125

Purchased Options	212,440	154,187	—	366,627
Short-Term Investments	699,258	154,242	—	853,500

Total Investments	358,356,836	78,983,180	8,454,240	445,794,256

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,271,948	—	6,271,948
Futures Contracts
Equity Risk	1,859,780	6,712	—	1,866,492
Interest Rate Risk	74,221	—	—	74,221

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Swap Contracts
Credit Risk	$—	$634,688	$—	$634,688
Equity Risk	—	12,196	—	12,196
Interest Rate Risk	—	2,002,476	—	2,002,476
Physical Commodity Contract Risk	—	527,556	—	527,556

Total	$360,290,837	$88,438,756	$8,454,240	$457,183,833

Liability Valuation Inputs
Common Stocks
Australia	$—	$(669,258)	$—	$(669,258)
Austria	—	(121,797)	—	(121,797)
Canada	(119,128)	—	—	(119,128)
China	(189,304)	—	—	(189,304)
France	—	(1,010,984)	—	(1,010,984)
Germany	—	(1,355,767)	—	(1,355,767)
Italy	—	(330,257)	—	(330,257)
Japan	—	(2,993,871)	—	(2,993,871)
Netherlands	—	(5,067,106)	—	(5,067,106)
Norway	—	(15,566)	—	(15,566)
Peru	(136,551)	—	—	(136,551)
Singapore	—	(166,159)	—	(166,159)
Spain	—	(811,741)	—	(811,741)
Sweden	—	(244,423)	—	(244,423)
Switzerland	—	(306,178)	—	(306,178)
United Kingdom	(10,896,378)	(1,515,533)	—	(12,411,911)
United States	(93,756,157)	—	—	(93,756,157)

TOTAL COMMON STOCKS	(105,097,518)	(14,608,640)	—	(119,706,158)

Rights/Warrants
Spain	(1,960)	—	—	(1,960)

TOTAL RIGHTS/WARRANTS	(1,960)	—	—	(1,960)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(4,508,531)	—	(4,508,531)
Futures Contracts
Equity Risk	(1,074,845)	(333,665)	—	(1,408,510)
Interest Rate Risk	(2,404)	—	—	(2,404)
Written Options
Credit Risk	—	(59,427)	—	(59,427)
Equity Risk	(732,480)	(17,874)	—	(750,354)
Swap Contracts
Credit Risk	—	(621,275)	—	(621,275)
Equity Risk	—	(32,829)	—	(32,829)
Interest Rate Risk	—	(3,922,121)	—	(3,922,121)

Total	$(106,909,207)	$(24,104,362)	$—	$(131,013,569)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$6,654,086,010	$—	$—	$6,654,086,010
Short-Term Investments	3,796,402	—	—	3,796,402

Total Investments	6,657,882,412	—	—	6,657,882,412

Total	$6,657,882,412	$—	$—	$6,657,882,412

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,036,764	$—	$—	$1,036,764
Australia	—	20,821,966	—	20,821,966
Austria	—	115,982	—	115,982
Belgium	—	5,627,791	—	5,627,791
Brazil	—	16,257,352	—	16,257,352
Canada	24,450,615	—	—	24,450,615
Chile	19,602	217,573	—	237,175

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
China	$33,747,917	$228,670,258	$11,056	$262,429,231
Cyprus	240,240	—	—	240,240
Czech Republic	—	101,665	—	101,665
Denmark	—	4,621,894	—	4,621,894
Egypt	—	12,077	—	12,077
Finland	—	4,263,915	—	4,263,915
France	681,861	30,873,543	—	31,555,404
Germany	—	24,755,111	—	24,755,111
Greece	—	387,179	—	387,179
Hong Kong	—	16,183,401	—	16,183,401
Hungary	—	1,191,457	—	1,191,457
India	4,200,921	33,969,101	—	38,170,022
Indonesia	—	8,047,623	—	8,047,623
Ireland	761,450	6,556,761	—	7,318,211
Israel	1,368,489	303,078	—	1,671,567
Italy	—	18,921,619	—	18,921,619
Japan	—	186,840,820	—	186,840,820
Kuwait	—	1,941,095	—	1,941,095
Malaysia	—	1,450,736	—	1,450,736
Mexico	23,513,233	—	—	23,513,233
Netherlands	1,433,640	23,930,633	—	25,364,273
New Zealand	—	1,590,670	—	1,590,670
Norway	—	10,111,811	—	10,111,811
Pakistan	—	841,905	—	841,905
Philippines	—	990,974	—	990,974
Poland	—	7,902,952	—	7,902,952
Portugal	—	9,725,168	—	9,725,168
Qatar	—	1,012,931	—	1,012,931
Russia	1,193,177	65,059,769	—	66,252,946
Saudi Arabia	—	167,365	—	167,365
Singapore	—	14,283,628	—	14,283,628
South Africa	718,716	35,478,315	—	36,197,031
South Korea	2,337,771	55,006,742	—	57,344,513
Spain	—	24,450,953	—	24,450,953
Sweden	—	6,674,110	—	6,674,110
Switzerland	—	9,798,614	—	9,798,614
Taiwan	2,297,919	93,822,391	—	96,120,310
Thailand	—	3,146,784	—	3,146,784
Turkey	—	17,503,478	—	17,503,478
United Arab Emirates	—	3,025,449	—	3,025,449
United Kingdom	2,299,637	70,248,992	14,550	72,563,179
United States	256,280,909	—	—	256,280,909
Vietnam	—	228,041	—	228,041

TOTAL COMMON STOCKS	356,582,861	1,067,133,672	25,606	1,423,742,139

Preferred Stocks
Brazil	—	6,349,873	—	6,349,873
Chile	47,070	—	—	47,070
Colombia	145,878	—	—	145,878
Germany	—	3,234,389	—	3,234,389
Russia	—	6,096,702	—	6,096,702
South Korea	—	10,494,416	—	10,494,416
Taiwan	—	93,498	—	93,498

TOTAL PREFERRED STOCKS	192,948	26,268,878	—	26,461,826

Rights/Warrants
Pakistan	—	—	2,490	2,490
Spain	124,583	—	—	124,583
United Kingdom	153,446	—	—	153,446

TOTAL RIGHTS/WARRANTS	278,029	—	2,490	280,519

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
United States	$5,319,999	$—	$—	$5,319,999

TOTAL INVESTMENT FUNDS	5,319,999	—	—	5,319,999

Debt Obligations
United States	351,484,753	2,979,558	—	354,464,311

TOTAL DEBT OBLIGATIONS	351,484,753	2,979,558	—	354,464,311

Mutual Funds
United States	478,110,383	—	—	478,110,383

TOTAL MUTUAL FUNDS	478,110,383	—	—	478,110,383

Short-Term Investments	22,813,777	—	—	22,813,777

Total Investments	1,214,782,750	1,096,382,108	28,096	2,311,192,954

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,782,353	—	3,782,353
Futures Contracts
Equity Risk	456,630	96,665	—	553,295
Swap Contracts
Equity Risk	—	98,631	—	98,631
Interest Rate Risk	—	838,347	—	838,347

Total	$1,215,239,380	$1,101,198,104	$28,096	$2,316,465,580

Liability Valuation Inputs
Common Stocks
Australia	$—	$(6,730,771)	$—	$(6,730,771)
Austria	—	(1,068,695)	—	(1,068,695)
Canada	(1,052,061)	—	—	(1,052,061)
China	(1,680,811)	—	—	(1,680,811)
France	—	(9,585,899)	—	(9,585,899)
Germany	—	(13,046,718)	—	(13,046,718)
Italy	—	(3,353,565)	—	(3,353,565)
Japan	—	(28,539,652)	—	(28,539,652)
Netherlands	—	(4,343,667)	—	(4,343,667)
Norway	—	(135,619)	—	(135,619)
Peru	(1,175,526)	—	—	(1,175,526)
Russia	—	(404,824)	—	(404,824)
Singapore	—	(1,457,186)	—	(1,457,186)
Spain	—	(7,833,915)	—	(7,833,915)
Sweden	—	(2,672,985)	—	(2,672,985)
Switzerland	—	(3,496,669)	—	(3,496,669)
United Kingdom	—	(13,914,038)	—	(13,914,038)
United States	(89,411,078)	—	—	(89,411,078)

TOTAL COMMON STOCKS	(93,319,476)	(96,584,203)	—	(189,903,679)

Rights/Warrants
Spain	(11,914)	—	—	(11,914)

TOTAL RIGHTS/WARRANTS	(11,914)	—	—	(11,914)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(6,867,685)	—	(6,867,685)
Futures Contracts
Equity Risk	(45,699,882)	(26,890,248)	—	(72,590,130)
Swap Contracts
Equity Risk	—	(342,587)	—	(342,587)
Interest Rate Risk	—	(1,662,679)	—	(1,662,679)

Total	$(139,031,272)	$(132,347,402)	$—	$(271,378,674)

Description	Level 1	Level 2	Level 3	Total
Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$927,463,720	$—	$—	$927,463,720
Debt Obligations
Asset-Backed Securities	—	25,582	—	25,582

TOTAL DEBT OBLIGATIONS	—	25,582	—	25,582

Short-Term Investments	285,577	—	—	285,577

Total Investments	927,749,297	25,582	—	927,774,879

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	89,477	—	89,477

Total	$927,749,297	$115,059	$—	$927,864,356

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(1,593,404)	$(2,682,310)	$—	$(4,275,714)

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$79,027,675	$—	$—	$79,027,675
Short-Term Investments	58,155	—	—	58,155

Total Investments	79,085,830	—	—	79,085,830

Total	$79,085,830	$—	$—	$79,085,830

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,588,165,896	$—	$—	$1,588,165,896
Short-Term Investments	539,758	—	—	539,758

Total Investments	1,588,705,654	—	—	1,588,705,654

Total	$1,588,705,654	$—	$—	$1,588,705,654

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,359,825	$—	$—	$4,359,825
Australia	—	62,810,983	—	62,810,983
Austria	—	213,714	—	213,714
Belgium	—	14,808,097	—	14,808,097
Brazil	—	44,325,610	—	44,325,610
Canada	63,796,482	—	—	63,796,482
Chile	2,095,236	836,899	—	2,932,135
China	114,416,819	679,969,765	38,237	794,424,821
Cyprus	1,075,867	—	—	1,075,867
Czech Republic	—	663,393	—	663,393
Denmark	—	11,936,764	—	11,936,764
Egypt	—	92,241	—	92,241
Finland	—	11,726,723	—	11,726,723
France	301,340	81,151,713	—	81,453,053
Germany	—	64,027,104	—	64,027,104
Greece	—	1,164,351	—	1,164,351
Hong Kong	—	40,559,759	—	40,559,759
Hungary	—	3,918,794	—	3,918,794
India	12,948,160	103,765,626	—	116,713,786
Indonesia	—	32,455,229	—	32,455,229
Ireland	2,044,925	16,571,933	—	18,616,858
Israel	3,576,711	371,521	—	3,948,232
Italy	—	51,155,892	—	51,155,892
Japan	—	503,673,661	—	503,673,661
Kuwait	—	8,611,236	—	8,611,236
Malaysia	—	4,672,840	—	4,672,840
Mexico	69,961,348	—	—	69,961,348

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Netherlands	$3,742,168	$61,290,793	$879	$65,033,840
New Zealand	—	4,191,388	—	4,191,388
Norway	—	23,232,074	—	23,232,074
Pakistan	—	4,919,174	—	4,919,174
Philippines	—	5,176,854	—	5,176,854
Poland	—	25,752,669	—	25,752,669
Portugal	—	23,986,799	—	23,986,799
Qatar	—	8,200,574	—	8,200,574
Russia	1,803,972	221,412,278	—	223,216,250
Saudi Arabia	—	1,080,367	—	1,080,367
Singapore	—	43,065,961	—	43,065,961
South Africa	3,984,728	102,839,653	—	106,824,381
South Korea	6,945,818	153,265,057	—	160,210,875
Spain	—	62,101,235	—	62,101,235
Sweden	—	19,589,130	—	19,589,130
Switzerland	—	24,495,494	—	24,495,494
Taiwan	18,681,201	330,108,625	—	348,789,826
Thailand	—	6,262,241	—	6,262,241
Turkey	—	45,576,883	—	45,576,883
United Arab Emirates	—	7,500,780	—	7,500,780
United Kingdom	36,852,285	183,789,047	—	220,641,332
United States	1,005,108,250	—	14,113,742	1,019,221,992
Vietnam	—	1,610,475	—	1,610,475

TOTAL COMMON STOCKS	1,351,695,135	3,098,931,399	14,152,858	4,464,779,392

Preferred Stocks
Brazil	—	18,002,005	—	18,002,005
Colombia	712,047	—	—	712,047
Germany	—	8,455,468	—	8,455,468
Russia	—	24,272,469	—	24,272,469
South Korea	—	31,189,107	—	31,189,107
Taiwan	—	828,616	—	828,616
United States	—	—	479,066	479,066

TOTAL PREFERRED STOCKS	712,047	82,747,665	479,066	83,938,778

Rights/Warrants
Pakistan	—	—	18,530	18,530
Spain	328,511	—	—	328,511
United Kingdom	402,154	—	—	402,154
United States	861,636	—	430,926	1,292,562

TOTAL RIGHTS/WARRANTS	1,592,301	—	449,456	2,041,757

Investment Funds
United States	24,823,811	—	22,262,400	47,086,211

TOTAL INVESTMENT FUNDS	24,823,811	—	22,262,400	47,086,211

Debt Obligations
Brazil	—	9,536,800	—	9,536,800
Israel	—	7,915,622	—	7,915,622
Jamaica	—	5,386,216	4,850,266	10,236,482
Netherlands	—	—	10,507,230	10,507,230
Puerto Rico	—	13,078,614	—	13,078,614
United States	1,022,637,448	183,142,642	47,661,527	1,253,441,617

TOTAL DEBT OBLIGATIONS	1,022,637,448	219,059,894	63,019,023	1,304,716,365

Mutual Funds
United States	20,383,922	—	—	20,383,922

TOTAL MUTUAL FUNDS	20,383,922	—	—	20,383,922

Purchased Options	566,500	—	—	566,500
Short-Term Investments	118,191,277	117,059,454	—	235,250,731

Total Investments	2,540,602,441	3,517,798,412	100,362,803	6,158,763,656

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$21,639,982	$—	$21,639,982
Futures Contracts
Equity Risk	11,757,115	272,338	—	12,029,453
Interest Rate Risk	222,269	—	—	222,269
Physical Commodity Contract Risk	1,183,955	—	—	1,183,955
Swap Contracts
Equity Risk	—	257,305	—	257,305
Interest Rate Risk	—	4,856,725	—	4,856,725

Total	$2,553,765,780	$3,544,824,762	$100,362,803	$6,198,953,345

Liability Valuation Inputs
Common Stocks
Australia	$—	$(17,489,410)	$—	$(17,489,410)
Austria	—	(2,788,614)	—	(2,788,614)
Canada	(3,359,822)	—	—	(3,359,822)
China	(4,393,893)	—	—	(4,393,893)
France	—	(24,973,363)	—	(24,973,363)
Germany	—	(33,819,990)	—	(33,819,990)
Italy	—	(8,749,490)	—	(8,749,490)
Japan	—	(74,384,917)	—	(74,384,917)
Netherlands	—	(22,789,847)	—	(22,789,847)
Norway	—	(353,868)	—	(353,868)
Peru	(3,069,429)	—	—	(3,069,429)
Russia	—	(1,042,256)	—	(1,042,256)
Singapore	—	(3,802,529)	—	(3,802,529)
Spain	—	(20,420,492)	—	(20,420,492)
Sweden	—	(6,956,405)	—	(6,956,405)
Switzerland	—	(8,978,150)	—	(8,978,150)
United Kingdom	(28,965,822)	(36,260,258)	—	(65,226,080)
United States	(458,320,948)	—	—	(458,320,948)

TOTAL COMMON STOCKS	(498,109,914)	(262,809,589)	—	(760,919,503)

Rights/Warrants
Spain	(30,677)	—	—	(30,677)

TOTAL RIGHTS/WARRANTS	(30,677)	—	—	(30,677)

Debt Obligations
United States	—	(3,121,859)	—	(3,121,859)

TOTAL DEBT OBLIGATIONS	—	(3,121,859)	—	(3,121,859)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(27,469,270)	—	(27,469,270)
Futures Contracts
Equity Risk	(119,569,898)	(71,824,595)	—	(191,394,493)
Interest Rate Risk	(7,134)	—	—	(7,134)
Physical Commodity Contract Risk	(4,661,087)	—	—	(4,661,087)
Written Options
Equity Risk	(1,505,000)	—	—	(1,505,000)
Swap Contracts
Credit Risk	—	(686,320)	—	(686,320)
Equity Risk	—	(913,736)	—	(913,736)
Interest Rate Risk	—	(9,715,755)	—	(9,715,755)

Total	$(623,883,710)	$(376,541,124)	$—	$(1,000,424,834)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$209,902,364	$—	$—	$209,902,364
Short-Term Investments	92,137	—	—	92,137

Total Investments	209,994,501	—	—	209,994,501

Total	$209,994,501	$—	$—	$209,994,501

Description	Level 1	Level 2	Level 3	Total
International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$802,125,907	$—	$—	$802,125,907
Short-Term Investments	175,252	—	—	175,252

Total Investments	802,301,159	—	—	802,301,159

Total	$802,301,159	$—	$—	$802,301,159

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$328,188,547	$—	$—	$328,188,547

TOTAL DEBT OBLIGATIONS	328,188,547	—	—	328,188,547

Short-Term Investments	9,764,293	624,931	—	10,389,224

Total Investments	337,952,840	624,931	—	338,577,771

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,929,770	—	1,929,770
Futures Contracts
Equity Risk	5,959,113	15,699	—	5,974,812
Interest Rate Risk	164,265	—	—	164,265
Physical Commodity Contract Risk	789,173	—	—	789,173

Total	$344,865,391	$2,570,400	$—	$347,435,791

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(581,860)	$—	$(581,860)
Futures Contracts
Equity Risk	(1,122,082)	(810,040)	—	(1,932,122)
Interest Rate Risk	(6,148)	—	—	(6,148)
Physical Commodity Contract Risk	(3,087,658)	—	—	(3,087,658)

Total	$(4,215,888)	$(1,391,900)	$—	$(5,607,788)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Germany	$—	$3,459,546	$—	$3,459,546
Israel	9,706,340	—	—	9,706,340
New Zealand	—	12,602,858	—	12,602,858
United Kingdom	6,521,600	8,223,485	—	14,745,085
United States	172,615,620	—	—	172,615,620

TOTAL COMMON STOCKS	188,843,560	24,285,889	—	213,129,449

Short-Term Investments	12,795,746	10	—	12,795,756

Total Investments	201,639,306	24,285,899	—	225,925,205

Total	$201,639,306	$24,285,899	$—	$225,925,205

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$4,514,893	$—	$4,514,893
Austria	—	26,534	—	26,534
Belgium	—	1,366,900	—	1,366,900
Canada	5,119,390	—	—	5,119,390
China	237,828	3,348,219	—	3,586,047
Denmark	—	1,227,700	—	1,227,700
Finland	—	1,449,492	—	1,449,492
France	—	6,633,666	—	6,633,666

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Germany	$—	$6,044,937	$—		$6,044,937
Greece	—	72,347	—		72,347
Hong Kong	—	3,402,855	—		3,402,855
India	—	1,255,745	—		1,255,745
Indonesia	—	51,083	—		51,083
Ireland	—	1,633,540	—		1,633,540
Israel	359,478	38,850	—		398,328
Italy	—	4,590,586	—		4,590,586
Japan	—	57,226,857	—		57,226,857
Malta	—	—	0	§	0 §
Mexico	1,499,379	—	—		1,499,379
Netherlands	371,276	4,924,306	—		5,295,582
New Zealand	—	408,293	—		408,293
Norway	—	2,375,925	—		2,375,925
Portugal	—	1,398,815	—		1,398,815
Russia	—	1,090,568	—		1,090,568
Singapore	—	2,239,720	—		2,239,720
South Africa	—	398,097	—		398,097
South Korea	—	64,940	—		64,940
Spain	—	5,135,636	—		5,135,636
Sweden	—	716,027	—		716,027
Switzerland	—	749,556	—		749,556
Taiwan	—	482,891	—		482,891
United Kingdom	—	16,537,039	3,419		16,540,458
United States	34,713,934	—	—		34,713,934

TOTAL COMMON STOCKS	42,301,285	129,406,017	3,419		171,710,721

Preferred Stocks
Brazil	—	821,300	—		821,300
Germany	—	664,974	—		664,974

TOTAL PREFERRED STOCKS	—	1,486,274	—		1,486,274

Rights/Warrants
Spain	23,403	—	—		23,403
United Kingdom	13,204	—	—		13,204

TOTAL RIGHTS/WARRANTS	36,607	—	—		36,607

Mutual Funds
United States	420,819,308	—	—		420,819,308

TOTAL MUTUAL FUNDS	420,819,308	—	—		420,819,308

Short-Term Investments	26,270,217	—	—		26,270,217

Total Investments	489,427,417	130,892,291	3,419		620,323,127

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	101,697	—		101,697
Swap Contracts
Equity Risk	—	23,540	—		23,540

Total	$489,427,417	$131,017,528	$3,419		$620,448,364

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,774,000)	$—		$(1,774,000)
Austria	—	(281,124)	—		(281,124)
Canada	(277,009)	—	—		(277,009)
China	(439,756)	—	—		(439,756)
France	—	(2,509,390)	—		(2,509,390)
Germany	—	(3,451,952)	—		(3,451,952)
Italy	—	(868,231)	—		(868,231)
Japan	—	(7,496,620)	—		(7,496,620)
Netherlands	—	(1,142,902)	—		(1,142,902)
Norway	—	(35,641)	—		(35,641)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Peru	$(314,661)	$—	$—	$(314,661)
Russia	—	(99,549)	—	(99,549)
Singapore	—	(383,088)	—	(383,088)
Spain	—	(2,061,703)	—	(2,061,703)
Sweden	—	(703,985)	—	(703,985)
Switzerland	—	(899,849)	—	(899,849)
United Kingdom	—	(3,646,366)	—	(3,646,366)
United States	(23,542,046)	—	—	(23,542,046)

TOTAL COMMON STOCKS	(24,573,472)	(25,354,400)	—	(49,927,872)

Rights/Warrants
Spain	(2,930)	—	—	(2,930)

TOTAL RIGHTS/WARRANTS	(2,930)	—	—	(2,930)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(149,830)	—	(149,830)
Futures Contracts
Equity Risk	—	(2,921,080)	—	(2,921,080)
Swap Contracts
Equity Risk	—	(88,544)	—	(88,544)

Total	$(24,576,402)	$(28,513,854)	$—	$(53,090,256)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2020.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Implementation Fund’s Level 3 holdings also includes two common stocks which are priced at the average of broker bids and a common stock priced with a 2,000 basis point discount to a comparable stock and an additional 1,000 basis point discount for liquidity considerations. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2020.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2020	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of November 30, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2020
Consolidated Alternative Allocation Fund
Investment Funds
United States	$2,667,600	$9,620,271	$(4,424,896)	$—	$—	$591,265	$—	$—	$8,454,240	$591,265

Total Investments	$2,667,600	$9,620,271	$(4,424,896)	$—	$—	$591,265	$—	$—	$8,454,240	$591,265

	Balances as of February 29, 2020	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of November 30, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2020
Consolidated Implementation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$38,237	‡	$—	$38,237	$—
Netherlands	—	867	—	—	—	12	—		—	879	12
United States	9,521,813	5,041,256	(302,137)	—	—	(147,190)	—		—	14,113,742	(147,190)
Preferred Stocks
United States	—	110,130	—	—	—	368,936	—		—	479,066	368,936
Rights/Warrants
Pakistan	—	—	—	—	—	18,530	—		—	18,530	18,530
United States	430,926	—	—	—	—	—	—		—	430,926	—
Investment Funds
United States	29,566,080	7,679,409	(16,120,764)	—	1,495,949	(358,274)	—		—	22,262,400	(358,274)
Debt Obligations
Bank Loans
Luxembourg	7,763,747	—	(6,906,643)	43,520	(2,263,375)	1,362,751	—		—	—	—
Jamaica	1,925,000	2,790,550	(33,948)	96,554	—	72,110	—		—	4,850,266	72,110
United States	67,533,991	38,255,972	(51,647,123)	(952,365)	(18,584,745)	7,268,034	5,787,763	‡	—	47,661,527	173,041

Corporate Debt
Netherlands	—	12,326,783	(1,364,354)	23,346	18,426	(496,971)	—		—	10,507,230	(496,971)

Total Investments	$116,741,557	$66,204,967	$(76,374,969)#	(788,945)	$(19,333,745)	$8,087,938	$5,826,000		$—	$100,362,803	$(369,806)

‡ Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

# Includes $12,238,178 of proceeds received from partial calls and/or principal paydowns as applicable.

Some Funds have material Level 3 investments. The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2020.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
N/A	—	N/A	N/A	N/A
Consolidated Implementation Fund
Common Stock	3,324,152	Fair Value	Discount Rate	30% (N/A)
Common Stock	2,142,778	Fair Value	Most Relevant Broker Quote	$3.5-$5.417 ($4.02)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2020, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund and Consolidated Implementation Fund was $8,454,240 and $94,895,873, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets Fund, Class VI	$13,595,699	$9,450,000	$4,855,000	$114,884		$—	$52,583	$2,371,275	$20,614,557
GMO International Equity Fund, Class IV	9,097,096	6,110,000	15,842,055	40,733		—	(267,945)	902,904	—
GMO Resources Fund, Class IV	6,568,271	5,483,583	1,300,000	4,007		—	(124,773)	5,012,487	15,639,568
GMO U.S. Treasury Fund	—	3,000,000	3,000,000	346		—	—	—	—

Totals	$29,261,066	$24,043,583	$24,997,055	$159,970		$—	$(340,135)	$8,286,666	$36,254,125

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$264,983,913	$6,689,062	$60,499,003	$3,773,746		$2,915,316	$651,844	$(1,813,092)	$210,012,724
GMO High Yield Fund, Class VI	110,184,438	670,111	34,400,000	608,301		61,810	(532,087)	3,200,507	79,122,969
GMO Implementation Fund	7,114,226,325	615,325,717	1,826,526,463	15,205,271		—	(75,656,995)	(164,658,218)	5,662,710,366
GMO Opportunistic Income Fund, Class VI	446,590,600	3,984,656	112,388,843	3,984,656		—	3,939,243	(5,950,929)	336,174,727
GMO SGM Major Markets Fund, Class VI	664,643,917	207,992	503,632,844	207,991		—	(43,213,564)	66,645,357	184,650,858
GMO Special Opportunities Fund, Class VI	195,830,895	128,540,064	272,711,511	—		78,540,064	45,100,795	84,654,123	181,414,366

Totals	$8,796,460,088	$755,417,602	$2,810,158,664	$23,779,965		$81,517,190	$(69,710,764)	$(17,922,252)	$6,654,086,010

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$88,839,361	$2,339,588	$22,240,602	$1,319,918		$1,019,670	$(644,583)	$124,014	$68,417,778
GMO Emerging Markets Fund, Class VI	277,719,859	1,315,877	155,415,000	1,315,877		—	24,691,274	(5,330,502)	142,981,508
GMO Opportunistic Income Fund, Class VI	174,387,661	1,667,064	38,700,000	1,667,064		—	1,314,501	(2,273,828)	136,395,398
GMO SGM Major Markets Fund, Class VI	119,656,426	59,062,349	131,599,924	62,349		—	3,726,904	2,865,690	53,711,445
GMO Special Opportunities Fund, Class VI	81,623,064	44,787,474	111,531,765	—		32,687,474	13,223,694	43,899,020	72,001,487
GMO U.S. Treasury Fund	1,849,041	104,119,118	101,408,488	—	**	—	46,769	(3,673)	4,602,767

Totals	$744,075,412	$213,291,470	$560,895,779	$4,365,208		$33,707,144	$42,358,559	$39,280,721	$478,110,383

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$162,822,665	$7,538,183	$78,425,730	$273,248		$—	$(2,143,804)	$3,411,540	$93,202,854
GMO Asset Allocation Bond Fund, Class VI	122,351,825	4,671,342	69,500,257	193,289		—	2,203,514	1,891,312	61,617,736
GMO Cyclical Focus Fund Class IV	—	38,860,000	18,900,000	—		—	3,168,699	9,101,143	32,229,842
GMO Emerging Country Debt Fund, Class IV	57,278,855	2,520,534	26,251,559	756,837		584,677	576,729	(876,765)	33,247,794
GMO Emerging Markets Fund, Class VI	306,807,240	8,629,698	154,816,851	1,504,007		—	22,354,867	1,860,633	184,835,587
GMO International Equity Fund, Class IV	375,344,309	59,395,592	287,334,867	836,506		—	(1,744,165)	22,342,638	168,003,507
GMO-Usonian Japan Value Creation Fund, Class VI	—	49,952,048	14,000,000	—		—	547,028	2,587,617	39,086,693
GMO Multi-Sector Fixed Income Fund (formerly GMO Core Plus Bond Fund), Class IV	234,253,275	13,904,081	117,899,884	—		5,908,863	7,060,292	(6,299,092)	131,018,672
GMO Opportunistic Income Fund, Class VI	33,470,164	291,017	14,922,935	291,017		—	596,515	(663,151)	18,771,610
GMO Quality Fund, Class VI	29,476,103	949,285	15,455,714	79,376		869,909	2,234,701	1,876,466	19,080,841
GMO Risk Premium Fund, Class VI	31,514,461	639,164	17,572,747	90,479		548,686	(3,567,153)	808,811	11,822,536
GMO U.S. Equity Fund, Class VI	116,800,239	13,993,882	64,627,349	533,897		6,835,412	(3,003,343)	12,758,819	75,922,248
GMO U.S. Small Cap Value Fund, Class VI	86,440,407	9,339,144	47,841,238	161,901		—	(2,012,078)	10,794,475	56,720,710
GMO U.S. Treasury Fund	725,851	75,731,474	74,598,958	11,521		—	47,541	(2,818)	1,903,090

Totals	$1,557,285,394	$286,415,444	$1,002,148,089	$4,732,078		$14,747,547	$26,319,343	$59,591,628	$927,463,720

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Developed Equity Allocation Fund
GMO Cyclical Focus Fund, Class IV	$—	$3,110,000	$—	$—		$—	$—	$1,223,785	$4,333,785
GMO Emerging Markets Fund, Class VI	7,608,658	249,793	701,371	38,586		—	53,925	598,332	7,809,337
GMO International Equity Fund, Class IV	36,181,574	478,106	6,407,140	94,542		—	(319,264)	3,331,169	33,264,445
GMO-Usonian Japan Value Creation Fund, Class VI	—	2,909,413	—	—		—	—	217,312	3,126,725
GMO Quality Fund, Class VI	9,214,489	629,461	1,312,995	25,149		275,618	(28,093)	1,355,619	9,858,481
GMO U.S. Equity Fund, Class VI	13,571,810	1,882,874	3,731,676	51,158		654,971	(1,082,392)	2,075,820	12,716,436
GMO U.S. Small Cap Value Fund, Class VI	6,770,087	1,047,226	1,316,074	15,306		—	(42,978)	1,460,205	7,918,466

Totals	$73,346,618	$10,306,873	$13,469,256	$224,741		$930,589	$(1,418,802)	$10,262,242	$79,027,675

Global Equity Allocation Fund
GMO Cyclical Focus Fund, Class VI	$—	$66,600,000	$9,670,000	$—		$—	$2,464,336	$23,371,672	$82,766,008
GMO Emerging Markets Fund, Class VI	405,390,168	24,609,663	37,005,355	2,146,686		—	7,367,760	32,458,574	432,820,810
GMO International Equity Fund, Class IV	608,303,007	23,792,925	150,664,006	1,633,486		—	4,778,904	48,944,203	535,155,033
GMO-Usonian Japan Value Creation Fund, Class VI	—	58,890,450	—	—		—	—	4,472,928	63,363,378
GMO Quality Fund, Class VI	197,661,153	10,042,175	22,756,634	588,626		6,450,933	1,218,191	31,370,005	217,534,890
GMO U.S. Equity Fund, Class VI	107,094,199	8,516,450	26,433,930	441,378		5,650,895	(986,361)	10,434,367	98,624,725
GMO U.S. Small Cap Value Fund, Class VI	137,186,837	24,336,672	31,443,522	317,694		—	8,524,272	19,296,793	157,901,052

Totals	$1,455,635,364	$216,788,335	$277,973,447	$5,127,870		$12,101,828	$23,367,102	$170,348,542	$1,588,165,896

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$6,103,201	$302,904,276	$288,733,529	$—	**	$—	$121,961	$(11,987)	$20,383,922

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$30,679,613	$1,924,781	$13,908,456	$161,609		$—	$1,371,579	$811,009	$20,878,526
GMO International Equity Fund, Class IV	266,698,094	7,875,416	112,928,865	734,291		—	252,406	18,784,690	180,681,741
GMO-Usonian Japan Value Creation Fund, Class VI	—	7,757,903	—	—		—	—	584,194	8,342,097

Totals	$297,377,707	$17,558,100	$126,837,321	$895,900		$—	$1,623,985	$20,179,893	$209,902,364

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$306,462,975	$52,846,228	$54,641,882	$1,428,821		$—	$5,449,755	$18,741,872	$328,858,948
GMO International Equity Fund, Class IV	550,104,514	10,100,114	157,673,962	1,367,771		—	(26,019,871)	64,492,747	441,003,542
GMO-Usonian Japan Value Creation Fund, Class VI	—	30,000,259	—	—		—	—	2,263,158	32,263,417

Totals	$856,567,489	$92,946,601	$212,315,844	$2,796,592		$—	$(20,570,116)	$85,497,777	$802,125,907

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$27,054,909	$712,493	$6,411,557	$401,964	$310,528	$(74,536)	$(81,114)	$21,200,195
GMO Emerging Markets Fund, Class VI	182,753,835	973,913	63,045,000	973,913	—	11,567,199	4,219,146	136,469,093
GMO International Equity Fund, Class IV	198,303,123	17,284,319	156,604,771	492,668	—	3,325,083	7,966,222	70,273,976
GMO Multi-Sector Fixed Income Fund (formerly GMO Core Plus Bond Fund), Class IV	67,321,337	1,689,789	26,886,119	—	1,689,789	731,838	(690,774)	42,166,071
GMO Opportunistic Income Fund, Class VI	21,226,892	195,626	5,453,377	195,627	—	255,543	(278,435)	15,946,249
GMO Quality Fund, Class VI	57,387,212	1,480,564	31,545,000	123,801	1,356,763	378,769	4,092,399	31,793,944
GMO U.S. Equity Fund, Class VI	28,351,515	5,788,676	10,675,000	129,587	1,659,089	(2,082,383)	4,819,333	26,202,141
GMO U.S. Small Cap Value Fund, Class VI	53,392,571	5,428,680	24,650,000	108,627	—	(1,228,176)	6,817,468	39,760,543
GMO U.S. Treasury Fund	5,804,477	116,618,087	85,454,059	22,128	—	50,141	(11,550)	37,007,096

Totals	$641,595,871	$150,172,147	$410,724,883	$2,448,315	$5,016,169	$12,923,478	$26,852,695	$420,819,308

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2020 through November 30, 2020. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2021.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $53,982 and $167,056 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

Subsequent events

As of close of business on January 22, 2021, pursuant to approval by shareholders of Benchmark-Free Allocation Series Fund, Global Asset Allocation Series Fund, International Developed Equity Allocation Series Fund and International Equity Allocation Series Fund (each, a “Selling Fund”), each Selling Fund was reorganized with and into the corresponding series of GMO Trust (each, an “Acquiring Fund”). As part of the reorganization, each Selling Fund shareholder received shares of the corresponding Acquiring Fund in exchange for Selling Fund shares. Following the reorganization, the Selling Funds were terminated.

In January 2021, the Board of Trustees approved the termination of GMO Special Opportunities Fund. The Fund is expected to liquidate on or about January 27, 2021.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.